UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

(Address of principal executive offices) (zip code)

(Name and address of agent for service)

Jeffrey K. Seeley

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

Registrant’s telephone number, including area code: (925) 254-8999

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Institutional:

APAMX

iMGP APA Enhanced Income Municipal Fund

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP APA Enhanced Income Municipal Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 0.31% in the six-month period, lagging the 1.09% gain for the Bloomberg 1-15 Year Municipal Bond Index but finishing ahead of the Morningstar Muni National Intermediate peers.

  The Fund ended the period with a yield to worst of 4.82% and a duration of 6.57 years.

  The municipal yield curve steepened in the period, and the team believes the shape of the curve provides opportunities to lengthen maturities reflecting today’s favorable market opportunities.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg 1-15 Year Municipal Bond Index	Morningstar Muni National Intermediate Category
12/16/2024	$10,000	$10,000	$10,000
12/31/2024	$10,003	$9,925	$9,936
1/31/2025	$10,040	$9,993	$9,982
2/28/2025	$10,156	$10,091	$10,079
3/31/2025	$9,986	$9,964	$9,928
4/30/2025	$9,983	$9,902	$9,882
5/31/2025	$9,959	$9,958	$9,884
6/30/2025	$10,034	$10,034	$9,957

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$16,926,035
# of Fund Holdings	78
Fund Turnover Rate	91%
Total Advisory Fees Paid	$0
Fund	Since Inception 12/16/2024
Institutional	0.34%
Bloomberg 1-15 Year Municipal Bond Index	0.35%
Morningstar Muni National Intermediate Category	(0.50%)

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax.

Top 10 States

Texas	17.2%
Florida	16.6%
New York	7.5%
Pennsylvania	6.9%
Massachusetts	5.9%
Michigan	5.7%
Washington	5.6%
Ohio	4.5%
Indiana	4.0%
Georgia	3.9%

Credit Rating

Value	Value
AAA	3.4%
AA	45.9%
A	38.4%
BBB	8.1%
Not Rated	4.2%

Maturity

% Weighted
Less than 1 Year
1.2%
1 to 3 Years
1.5%
3 to 5 Years
1.5%
5 to 10 Years
14.2%
Greater than 10 Years
81.0%
Other assets less liabilities
0.6%
0%
40%
80%
120%

Value	Value
Other assets less liabilities	0.6%
Greater than 10 Years	81.0%
5 to 10 Years	14.2%
3 to 5 Years	1.5%
1 to 3 Years	1.5%
Less than 1 Year	1.2%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

PFSVX

iMGP Small Company Fund

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund fell 6.84% in the first half of the year compared to the 1.79% drop for the Russell 2000 Index.

  Relative performance was hurt the most by security selection in the consumer staples sector.

  Compared to its small cap benchmark, the Fund largest overweight is to the industrials sector, while its largest underweight is to health care.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Russell 2000 Index	Morningstar US Small Blend Category
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,794	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809
7/31/2024	$18,649	$16,058	$17,204
8/31/2024	$18,318	$15,818	$17,038
9/30/2024	$18,241	$15,929	$17,142
10/31/2024	$18,142	$15,698	$16,835
11/30/2024	$20,272	$17,420	$18,510
12/31/2024	$18,780	$15,982	$17,130
1/31/2025	$19,435	$16,401	$17,642
2/28/2025	$18,150	$15,524	$16,767
3/31/2025	$16,684	$14,467	$15,748
4/30/2025	$15,913	$14,133	$15,298
5/31/2025	$16,672	$14,887	$16,101
6/30/2025	$17,494	$15,697	$16,798

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$40,420,990
# of Fund Holdings	66
Fund Turnover Rate	56%
Total Advisory Fees Paid	$131,723
Fund	1 Year	Since Inception 7/31/2020
Institutional	4.37%	12.04%
Russell 2000 Index	7.68%	9.61%
Morningstar US Small Blend Category	6.37%	11.06%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity securities of small-sized U.S. companies.

Top Ten Holdings

O-I Glass, Inc.	2.9%
Valmont Industries, Inc.	2.7%
REV Group, Inc.	2.1%
RBC Bearings, Inc.	2.1%
Perimeter Solutions, Inc.	2.0%
Ingevity Corp.	2.0%
Goodyear Tire & Rubber Co.	1.9%
Manhattan Associates, Inc.	1.9%
Mercury Systems, Inc.	1.9%
Core & Main, Inc., Class A	1.9%

Region Weighting

Value	Value
North America	95.5%
Asia	1.6%
Cash & Other Short-Term Investments	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

The Board of Trustees of the Fund approved adding D.F. Dent and Company, Inc. as a sub-adviser to the Fund, replacing Polen Capital Management, LLC, effective June 9, 2025.

Sector Weighting

% Weighted
Industrials
26.7%
Information Technology
19.9%
Financials
18.2%
Materials
13.0%
Health Care
9.3%
Consumer Discretionary
7.7%
Real Estate
1.5%
Energy
0.8%
Cash & Other Short-Term Investments
2.9%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	2.9%
Energy	0.8%
Real Estate	1.5%
Consumer Discretionary	7.7%
Health Care	9.3%
Materials	13.0%
Financials	18.2%
Information Technology	19.9%
Industrials	26.7%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCCE

Principal Listing Exchange: NYSE Arca

Polen Capital China Growth ETF

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$54	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF outperformed over the trailing six months with a gain of 15.90% (NAV) compared to 11.77% for the MSCI China All Shares Index.

  The ETF benefited from strong performance in the communication services and technology sectors.

  The ETF remains overweight to communication services and real estate sectors, while underweights to consumer staples and technology sectors are its two largest underweights.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955
7/31/2024	$9,822	$10,093	$9,767
8/31/2024	$9,749	$10,091	$9,724
9/30/2024	$12,321	$12,431	$11,858
10/31/2024	$11,532	$11,775	$11,356
11/30/2024	$11,144	$11,395	$11,005
12/31/2024	$11,200	$11,566	$11,069
1/31/2025	$11,110	$11,530	$11,164
2/28/2025	$12,071	$12,459	$11,971
3/31/2025	$12,271	$12,633	$12,049
4/30/2025	$12,042	$12,147	$11,575
5/31/2025	$12,601	$12,480	$11,942
6/30/2025	$12,981	$12,927	$12,499

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$1,592,285
# of Fund Holdings	29
Fund Turnover Rate	16%
Total Advisory Fees Paid	$7,343
Fund	1 Year	Since Inception 3/14/2024
ETF	27.98%	22.30%
MSCI China All Shares Index	27.18%	21.93%
Morningstar China Region Category	25.25%	18.58%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a portfolio of equity securities of Chinese companies.

Top Ten Holdings

Tencent Holdings Ltd.	10.9%
Hong Kong Exchanges & Clearing Ltd.	10.4%
AIA Group Ltd.	5.7%
Trip.com Group Ltd.	4.9%
NetEase, Inc.	4.9%
Xiaomi Corp., Class B	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	4.0%
BYD Co. Ltd., Class H	3.9%
Tencent Music Entertainment Group - ADR	3.9%
Kingsoft Corp. Ltd.	3.6%

Region Weighting

Value	Value
Asia	95.3%
Cash & Other Short-Term Investments	4.7%

Sector Weighting

% Weighted
Communication Services
23.3%
Financials
19.3%
Consumer Discretionary
18.6%
Industrials
9.3%
Real Estate
9.2%
Information Technology
5.8%
Health Care
4.6%
Materials
2.4%
Consumer Staples
2.1%
Utilities
0.7%
Cash & Other Short-Term Investments
4.7%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	4.7%
Utilities	0.7%
Consumer Staples	2.1%
Materials	2.4%
Health Care	4.6%
Information Technology	5.8%
Real Estate	9.2%
Industrials	9.3%
Consumer Discretionary	18.6%
Financials	19.3%
Communication Services	23.3%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCEM

Principal Listing Exchange: NYSE Arca

Polen Capital Emerging Markets Ex China Growth ETF

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about Polen Capital Emerging Markets Ex China Growth ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF's 7.72% (NAV) trailing six month return lagged the 14.53% return of the MSCI Emerging Markets ex China Index.

  Relative underperformance was due to security selection. Sector and country allocations were favorable tailwinds.

  Security selection was strongest within consumer staples and weakest within the industrials sector.

  The ETF's largest sector overweight is to consumer discretionary stocks and its zero weight to materials stocks leave it underweight.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI Emerging Markets ex China Index	Morningstar Diversified Emerging Markets Category
9/11/2024	$10,000	$10,000	$10,000
9/30/2024	$10,481	$10,463	$10,807
10/31/2024	$10,202	$10,058	$10,397
11/30/2024	$10,142	$9,729	$10,170
12/31/2024	$10,039	$9,614	$10,071
1/31/2025	$10,220	$9,818	$10,206
2/28/2025	$9,906	$9,445	$10,172
3/31/2025	$9,488	$9,449	$10,247
4/30/2025	$9,968	$9,813	$10,389
5/31/2025	$10,718	$10,295	$10,875
6/30/2025	$10,813	$11,010	$11,528

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$2,700,525
# of Fund Holdings	29
Fund Turnover Rate	5%
Total Advisory Fees Paid	$12,521
Fund	Since Inception 9/11/2024
ETF	8.13%
MSCI Emerging Markets ex China Index	10.10%
Morningstar Diversified Emerging Markets Category	15.11%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity or equity-related securities of issuers that are located in an emerging market country excluding China.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
HDFC Bank Ltd.	6.2%
Karooooo Ltd.	5.5%
InPost SA	5.0%
TOTVS SA	4.9%
MercadoLibre, Inc.	4.8%
Dlocal Ltd.	3.7%
E Ink Holdings, Inc.	3.6%
Dino Polska SA	3.6%
Nexon Co. Ltd.	3.5%

Region Weighting

Value	Value
Asia	53.4%
South America	18.8%
Europe	11.0%
Africa	10.4%
North America	4.3%
Cash & Other Short-Term Investments	2.1%

Sector Weighting

% Weighted
Information Technology
31.3%
Financials
20.0%
Consumer Discretionary
19.7%
Industrials
12.9%
Consumer Staples
7.9%
Communication Services
3.4%
Health Care
2.7%
Cash & Other Short-Term Investments
2.1%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	2.1%
Health Care	2.7%
Communication Services	3.4%
Consumer Staples	7.9%
Industrials	12.9%
Consumer Discretionary	19.7%
Financials	20.0%
Information Technology	31.3%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCIG

Principal Listing Exchange: NYSE Arca

Polen Capital International Growth ETF

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF returned 7.39% (NAV) in the first half of 2025, trailing the MSCI ACWI Ex USA Index return of 17.90%.

  The ETF's relative returns were hurt by both sector and security selection.

  The strategy remains meaningfully overweight to technology stocks and underweight emerging markets stocks.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993
7/31/2024	$9,695	$10,393	$10,150
8/31/2024	$9,959	$10,689	$10,509
9/30/2024	$9,903	$10,977	$10,611
10/31/2024	$9,295	$10,438	$10,127
11/30/2024	$9,671	$10,344	$10,201
12/31/2024	$9,199	$10,143	$9,876
1/31/2025	$9,837	$10,551	$10,386
2/28/2025	$9,723	$10,698	$10,457
3/31/2025	$9,197	$10,674	$10,146
4/30/2025	$9,373	$11,059	$10,571
5/31/2025	$9,724	$11,566	$11,116
6/30/2025	$9,879	$11,958	$11,459

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$28,449,719
# of Fund Holdings	30
Fund Turnover Rate	21%
Total Advisory Fees Paid	$115,482
Fund	1 Year	Since Inception 3/14/2024
ETF	2.86%	(0.93%)
MSCI ACWI Ex USA Index	17.72%	14.81%
Morningstar Foreign Large Growth Category	14.74%	11.20%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a focused portfolio of common stocks of large capitalization companies in both developed and emerging markets.

Top Ten Holdings

SAP SE	8.0%
Sage Group PLC	7.7%
Aon PLC, Class A	6.8%
MercadoLibre, Inc.	6.1%
HDFC Bank Ltd. ADR	5.0%
ASML Holding NV	4.2%
Shopify, Inc., Class A	4.2%
Willis Towers Watson PLC	4.1%
Adyen NV	4.0%
Tokyo Electron Ltd.	3.7%

Region Weighting

Value	Value
Europe	43.4%
North America	30.4%
Asia	14.1%
South America	8.6%
Cash & Other Short-Term Investments	3.5%

Sector Weighting

% Weighted
Information Technology
35.2%
Financials
24.3%
Consumer Discretionary
15.2%
Industrials
9.2%
Health Care
8.8%
Communication Services
3.8%
Cash & Other Short-Term Investments
3.5%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	3.5%
Communication Services	3.8%
Health Care	8.8%
Industrials	9.2%
Consumer Discretionary	15.2%
Financials	24.3%
Information Technology	35.2%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

BDVG

Principal Listing Exchange: NYSE Arca

iMGP Berkshire Dividend Growth ETF

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF gained 6.21% (NAV) in the first half of the year, outpacing the 6.12% return for the Russell 1000 Index.

  The ETF also outgained the 6.00% return of a narrower large cap value index (Russell 1000 Value).

  The ETF benefited from an overweight to industrial stocks and an underweight to the consumer discretionary sector.

  Security selection within the energy and financials sectors were a tailwind.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	Russell 1000 Index	Morningstar US Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404
7/31/2024	$11,479	$12,718	$12,080	$11,987
8/31/2024	$11,728	$13,019	$12,352	$12,309
9/30/2024	$11,817	$13,297	$12,500	$12,479
10/31/2024	$11,729	$13,205	$12,382	$12,342
11/30/2024	$12,384	$14,055	$13,073	$13,130
12/31/2024	$11,643	$13,663	$12,308	$12,232
1/31/2025	$12,079	$14,098	$12,793	$12,798
2/28/2025	$12,302	$13,851	$12,861	$12,850
3/31/2025	$11,992	$13,050	$12,493	$12,493
4/30/2025	$11,647	$12,972	$12,103	$12,113
5/31/2025	$12,001	$13,800	$12,539	$12,538
6/30/2025	$12,365	$14,499	$12,999	$12,967

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$8,716,492
# of Fund Holdings	39
Fund Turnover Rate	7%
Total Advisory Fees Paid	$24,244
Fund	1 Year	Since Inception 6/29/2023
ETF	11.38%	11.18%
Russell 1000 Index	15.66%	20.37%
Morningstar US Large Value Category	12.33%	13.96%
Russell 1000 Value Index	13.70%	13.84%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in common stocks of large-capitalization U.S. companies that pay dividends annually.

Top Ten Holdings

JPMorgan Chase & Co.	4.6%
Microsoft Corp.	4.5%
AbbVie, Inc.	3.8%
Chevron Corp.	3.7%
Cisco Systems, Inc.	3.5%
Apple, Inc.	3.5%
Bank of America Corp.	3.4%
Waste Management, Inc.	3.3%
Nucor Corp.	3.1%
Honeywell International, Inc.	3.0%

Region Weighting

Value	Value
North America	97.0%
Europe	2.2%
Cash & Other Short-Term Investments	0.8%

Sector Weighting

% Weighted
Information Technology
19.0%
Industrials
19.0%
Financials
17.5%
Consumer Staples
12.2%
Health Care
9.4%
Energy
7.7%
Consumer Discretionary
7.0%
Materials
3.1%
Utilities
3.0%
Real Estate
1.3%
Cash & Other Short-Term Investments
0.8%
0%
20%

Value	Value
Cash & Other Short-Term Investments	0.8%
Real Estate	1.3%
Utilities	3.0%
Materials	3.1%
Consumer Discretionary	7.0%
Energy	7.7%
Health Care	9.4%
Consumer Staples	12.2%
Financials	17.5%
Industrials	19.0%
Information Technology	19.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

DBMF

Principal Listing Exchange: NYSE Arca

iMGP DBi Managed Futures Strategy ETF

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund was down 0.14% (NAV) for the first half of the year. A loss of almost 2.6% in Q1 was followed by a gain of about 2.5% in Q2. Despite negative performance, the Fund significantly outperformed the SG CTA Index.

  The Fund was profitable in commodities and equities in both quarters, with the most gains in commodities, driven by long exposure to gold.

  Currency exposure was a detractor, as short Euro exposure was a significant loser. Short bond positioning hurt early in the first half.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	Bloomberg US Aggregate Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,237	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,294
7/31/2021	$12,624	$11,262	$11,053	$11,326
8/31/2021	$12,432	$11,240	$11,005	$11,293
9/30/2021	$12,086	$11,143	$11,015	$11,360
10/31/2021	$12,671	$11,140	$11,287	$11,650
11/30/2021	$12,038	$11,173	$10,794	$11,217
12/31/2021	$12,385	$11,144	$10,928	$11,257
1/31/2022	$12,573	$10,904	$11,132	$11,498
2/28/2022	$12,795	$10,782	$11,337	$11,787
3/31/2022	$13,891	$10,483	$12,058	$12,700
4/30/2022	$15,353	$10,085	$12,661	$13,448
5/31/2022	$15,274	$10,150	$12,616	$13,432
6/30/2022	$15,634	$9,991	$12,676	$13,645
7/31/2022	$15,218	$10,235	$12,355	$13,227
8/31/2022	$15,549	$9,946	$12,706	$13,660
9/30/2022	$16,473	$9,516	$13,187	$14,204
10/31/2022	$16,688	$9,393	$13,221	$14,271
11/30/2022	$15,283	$9,738	$12,561	$13,545
12/31/2022	$15,242	$9,694	$12,515	$13,533
1/31/2023	$14,888	$9,992	$12,394	$13,424
2/28/2023	$14,914	$9,734	$12,603	$13,710
3/31/2023	$13,823	$9,981	$11,915	$12,831
4/30/2023	$13,964	$10,042	$12,142	$13,093
5/31/2023	$14,043	$9,933	$12,302	$13,358
6/30/2023	$14,506	$9,897	$12,479	$13,534
7/31/2023	$14,468	$9,890	$12,410	$13,390
8/31/2023	$14,473	$9,827	$12,313	$13,320
9/30/2023	$15,142	$9,577	$12,646	$13,775
10/31/2023	$15,092	$9,426	$12,574	$13,635
11/30/2023	$14,337	$9,853	$12,092	$13,167
12/31/2023	$13,913	$10,230	$11,969	$13,059
1/31/2024	$14,225	$10,202	$12,091	$13,195
2/29/2024	$14,749	$10,058	$12,634	$13,842
3/31/2024	$15,581	$10,151	$12,986	$14,325
4/30/2024	$16,198	$9,894	$13,177	$14,613
5/31/2024	$16,142	$10,062	$13,037	$14,305
6/30/2024	$16,460	$10,157	$12,823	$14,010
7/31/2024	$15,883	$10,395	$12,572	$13,693
8/31/2024	$15,366	$10,544	$12,154	$13,235
9/30/2024	$15,514	$10,685	$12,313	$13,388
10/31/2024	$14,883	$10,420	$11,819	$12,962
11/30/2024	$15,033	$10,530	$12,005	$13,200
12/31/2024	$14,912	$10,358	$12,135	$13,367
1/31/2025	$15,102	$10,413	$12,263	$13,450
2/28/2025	$14,763	$10,642	$12,043	$13,102
3/31/2025	$14,526	$10,646	$11,897	$13,030
4/30/2025	$14,463	$10,688	$11,381	$12,453
5/31/2025	$14,486	$10,612	$11,328	$12,233
6/30/2025	$14,890	$10,775	$11,455	$12,350

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception 5/7/2019
ETF	(9.54%)	6.83%	6.69%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.22%
Morningstar Systematic Trend Category	(10.76%)	2.88%	2.26%
SG CTA Index	(11.85%)	4.32%	3.49%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,172,488,395
# of Fund Holdings	33
Fund Turnover Rate	0%
Total Advisory Fees Paid	$5,212,355

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Asset Class Exposure

Value	Value
Emerging Market Equities	5.6%
Commodities	6.1%
International Developed Equities	7.3%
US Equities	8.9%
Currencies	35.3%
Fixed Income	93.3%

Fund Holdings

US LONG BOND(CBT) SEP25	(10.3%)
JPN YEN CURR FUT SEP25	(2.1%)
GOLD 100 OZ FUTR AUG25	2.6%
WTI CRUDEFUTURE SEP25	3.4%
MSCI EMGMKT SEP25	5.6%
MSCI EAFESEP25	7.3%
S+P500 EMINI FUT SEP25	8.9%
US 10YR NOTE (CBT)SEP25	19.1%
EURO FX CURR FUT SEP25	37.4%
TREASURY BILL	80.0%
US 2YR NOTE (CBT) SEP25	84.6%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

IDMIX

iMGP Dolan McEniry Corporate Bond Fund

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Dolan McEniry Corporate Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 4.33% in the six-month period, outperforming the 4.02% gain of the Bloomberg U.S. Aggregate Bond Index (the Agg).

  As of June, the Fund had a YTM of approximately 5.5%, higher than the Agg's 4.5%. Duration ended June at approximately 3.9, shorter than the Agg's ~5.9.

  Economic data softened, but credit fundamentals remain strong. Credit spreads widened materially in April but ended the first half almost unchanged, allowing the Fund's higher carry to drive performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Interm Credit Index
9/28/2018	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958
11/30/2018	$9,950	$9,980	$9,966
12/31/2018	$9,923	$10,164	$10,075
1/31/2019	$10,156	$10,271	$10,236
2/28/2019	$10,244	$10,266	$10,271
3/31/2019	$10,418	$10,463	$10,433
4/30/2019	$10,480	$10,465	$10,478
5/31/2019	$10,539	$10,651	$10,588
6/30/2019	$10,689	$10,785	$10,745
7/31/2019	$10,738	$10,809	$10,767
8/31/2019	$10,898	$11,089	$10,953
9/30/2019	$10,901	$11,030	$10,927
10/31/2019	$10,987	$11,063	$10,991
11/30/2019	$10,989	$11,057	$10,992
12/31/2019	$11,039	$11,049	$11,034
1/31/2020	$11,176	$11,262	$11,193
2/29/2020	$11,218	$11,465	$11,307
3/31/2020	$10,426	$11,397	$10,775
4/30/2020	$10,829	$11,600	$11,145
5/31/2020	$11,056	$11,654	$11,332
6/30/2020	$11,228	$11,727	$11,494
7/31/2020	$11,441	$11,903	$11,653
8/31/2020	$11,460	$11,806	$11,652
9/30/2020	$11,434	$11,800	$11,636
10/31/2020	$11,419	$11,747	$11,637
11/30/2020	$11,573	$11,863	$11,761
12/31/2020	$11,646	$11,879	$11,816
1/31/2021	$11,628	$11,794	$11,776
2/28/2021	$11,554	$11,623	$11,680
3/31/2021	$11,482	$11,478	$11,571
4/30/2021	$11,568	$11,569	$11,651
5/31/2021	$11,591	$11,607	$11,713
6/30/2021	$11,635	$11,688	$11,752
7/31/2021	$11,690	$11,819	$11,841
8/31/2021	$11,692	$11,797	$11,822
9/30/2021	$11,641	$11,694	$11,760
10/31/2021	$11,570	$11,691	$11,696
11/30/2021	$11,510	$11,726	$11,683
12/31/2021	$11,546	$11,696	$11,695
1/31/2022	$11,312	$11,444	$11,484
2/28/2022	$11,223	$11,316	$11,368
3/31/2022	$11,022	$11,002	$11,102
4/30/2022	$10,747	$10,584	$10,800
5/31/2022	$10,820	$10,652	$10,894
6/30/2022	$10,500	$10,485	$10,699
7/31/2022	$10,849	$10,742	$10,934
8/31/2022	$10,648	$10,438	$10,714
9/30/2022	$10,328	$9,987	$10,370
10/31/2022	$10,382	$9,858	$10,327
11/30/2022	$10,614	$10,220	$10,639
12/31/2022	$10,614	$10,174	$10,631
1/31/2023	$10,840	$10,487	$10,882
2/28/2023	$10,636	$10,216	$10,674
3/31/2023	$10,776	$10,475	$10,894
4/30/2023	$10,851	$10,539	$10,975
5/31/2023	$10,808	$10,424	$10,893
6/30/2023	$10,833	$10,387	$10,865
7/31/2023	$10,905	$10,380	$10,923
8/31/2023	$10,920	$10,313	$10,908
9/30/2023	$10,765	$10,051	$10,765
10/31/2023	$10,666	$9,893	$10,690
11/30/2023	$11,096	$10,341	$11,066
12/31/2023	$11,397	$10,737	$11,368
1/31/2024	$11,416	$10,707	$11,390
2/29/2024	$11,327	$10,556	$11,289
3/31/2024	$11,448	$10,653	$11,390
4/30/2024	$11,290	$10,384	$11,238
5/31/2024	$11,412	$10,560	$11,393
6/30/2024	$11,524	$10,660	$11,473
7/31/2024	$11,682	$10,909	$11,700
8/31/2024	$11,829	$11,066	$11,849
9/30/2024	$11,968	$11,214	$11,999
10/31/2024	$11,810	$10,936	$11,813
11/30/2024	$11,927	$11,052	$11,911
12/31/2024	$11,838	$10,871	$11,824
1/31/2025	$11,906	$10,929	$11,898
2/28/2025	$12,035	$11,169	$12,062
3/31/2025	$12,030	$11,173	$12,098
4/30/2025	$12,087	$11,217	$12,177
5/31/2025	$12,157	$11,137	$12,192
6/30/2025	$12,350	$11,308	$12,350

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$427,391,213
# of Fund Holdings	61
Fund Turnover Rate	9%
Total Advisory Fees Paid	$687,688
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	7.17%	1.92%	3.18%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.84%
Bloomberg US Interm Credit Index	7.64%	1.45%	3.17%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less.

Sector Weighting

Consumer, Non-cyclical	22.6%
Industrial	19.9%
Consumer, Cyclical	18.2%
Technology	14.4%
Communications	8.9%
Financial	7.8%
Basic Materials	3.5%
Government	1.8%
Cash & Other Short-Term Investments	2.9%

Credit Rating

Value	Value
AAA	1.8%
A	5.7%
BBB	72.3%
BB	17.8%
B	2.4%

Maturity

% Weighted
Less than 1 Year
1.7%
1 to 3 Years
15.4%
3 to 5 Years
30.6%
5 to 10 Years
49.4%
Other assets less liabilities
2.9%
0%
20%
40%
60%

Value	Value
Other assets less liabilities	2.9%
5 to 10 Years	49.4%
3 to 5 Years	30.6%
1 to 3 Years	15.4%
Less than 1 Year	1.7%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSEFX

iMGP Global Select Fund

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 3.28% in the first half of the year compared to the 9.47% return for MSCI World Index.

  The Fund's underweight to technology stocks helped relative performance.

  Stock selection was the main headwind to performance.

  Outperformance of the Fund's consumer discretionary stocks was a key driver of performance in the first half.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,105	$10,180	$10,100	$10,087
8/31/2015	$9,509	$9,506	$9,459	$9,395
9/30/2015	$9,206	$9,155	$9,155	$9,055
10/31/2015	$10,061	$9,881	$9,808	$9,766
11/30/2015	$10,077	$9,832	$9,765	$9,685
12/31/2015	$9,748	$9,659	$9,586	$9,510
1/31/2016	$9,057	$9,081	$9,098	$8,937
2/29/2016	$9,021	$9,013	$9,053	$8,875
3/31/2016	$9,736	$9,625	$9,647	$9,533
4/30/2016	$9,997	$9,777	$9,778	$9,674
5/31/2016	$10,142	$9,832	$9,832	$9,686
6/30/2016	$9,869	$9,722	$9,785	$9,627
7/31/2016	$10,300	$10,133	$10,179	$10,042
8/31/2016	$10,464	$10,141	$10,184	$10,076
9/30/2016	$10,512	$10,195	$10,250	$10,138
10/31/2016	$10,342	$9,998	$10,001	$9,966
11/30/2016	$10,912	$10,142	$10,083	$10,041
12/31/2016	$10,916	$10,384	$10,252	$10,258
1/31/2017	$11,288	$10,635	$10,532	$10,539
2/28/2017	$11,455	$10,930	$10,792	$10,834
3/31/2017	$11,423	$11,046	$10,925	$10,967
4/30/2017	$11,551	$11,210	$11,112	$11,138
5/31/2017	$11,609	$11,447	$11,354	$11,384
6/30/2017	$11,776	$11,491	$11,408	$11,436
7/31/2017	$12,135	$11,766	$11,669	$11,755
8/31/2017	$12,122	$11,783	$11,697	$11,800
9/30/2017	$12,507	$12,047	$11,917	$12,028
10/31/2017	$12,795	$12,275	$12,131	$12,278
11/30/2017	$13,007	$12,541	$12,359	$12,516
12/31/2017	$13,225	$12,710	$12,535	$12,717
1/31/2018	$14,125	$13,381	$13,144	$13,435
2/28/2018	$13,675	$12,827	$12,566	$12,871
3/31/2018	$13,391	$12,547	$12,397	$12,595
4/30/2018	$13,405	$12,692	$12,469	$12,715
5/31/2018	$13,592	$12,771	$12,527	$12,731
6/30/2018	$13,585	$12,765	$12,464	$12,662
7/31/2018	$13,980	$13,164	$12,829	$13,044
8/31/2018	$14,257	$13,327	$12,886	$13,147
9/30/2018	$14,167	$13,401	$12,905	$13,204
10/31/2018	$12,810	$12,417	$11,950	$12,214
11/30/2018	$13,107	$12,558	$12,149	$12,393
12/31/2018	$11,914	$11,603	$11,271	$11,520
1/31/2019	$13,255	$12,506	$12,143	$12,430
2/28/2019	$13,556	$12,882	$12,472	$12,762
3/31/2019	$13,588	$13,051	$12,614	$12,923
4/30/2019	$14,357	$13,514	$13,020	$13,359
5/31/2019	$13,310	$12,734	$12,280	$12,567
6/30/2019	$14,191	$13,573	$13,050	$13,390
7/31/2019	$14,262	$13,640	$13,056	$13,429
8/31/2019	$13,659	$13,361	$12,835	$13,110
9/30/2019	$13,802	$13,646	$13,083	$13,386
10/31/2019	$14,095	$13,993	$13,370	$13,752
11/30/2019	$14,746	$14,383	$13,682	$14,088
12/31/2019	$15,196	$14,814	$14,122	$14,584
1/31/2020	$15,006	$14,723	$13,925	$14,423
2/29/2020	$13,872	$13,479	$12,880	$13,258
3/31/2020	$11,456	$11,695	$11,084	$11,468
4/30/2020	$13,006	$12,973	$12,186	$12,697
5/31/2020	$13,776	$13,599	$12,736	$13,249
6/30/2020	$14,053	$13,959	$13,052	$13,672
7/31/2020	$14,677	$14,627	$13,700	$14,395
8/31/2020	$15,612	$15,604	$14,434	$15,277
9/30/2020	$15,110	$15,066	$14,057	$14,784
10/31/2020	$15,309	$14,604	$13,701	$14,425
11/30/2020	$17,274	$16,471	$15,323	$16,203
12/31/2020	$18,162	$17,169	$16,041	$16,955
1/31/2021	$18,065	$16,999	$15,951	$16,878
2/28/2021	$19,255	$17,434	$16,361	$17,269
3/31/2021	$19,733	$18,014	$16,880	$17,730
4/30/2021	$21,049	$18,853	$17,554	$18,505
5/31/2021	$21,108	$19,124	$17,868	$18,793
6/30/2021	$21,176	$19,409	$17,983	$19,041
7/31/2021	$21,264	$19,757	$18,121	$19,172
8/31/2021	$21,654	$20,249	$18,484	$19,652
9/30/2021	$21,030	$19,408	$17,678	$18,840
10/31/2021	$21,957	$20,507	$18,567	$19,802
11/30/2021	$20,689	$20,058	$18,060	$19,325
12/31/2021	$21,386	$20,915	$18,761	$20,098
1/31/2022	$20,066	$19,809	$17,796	$19,111
2/28/2022	$19,611	$19,308	$17,340	$18,617
3/31/2022	$19,281	$19,837	$17,611	$19,020
4/30/2022	$17,257	$18,190	$16,365	$17,498
5/31/2022	$17,234	$18,203	$16,480	$17,519
6/30/2022	$15,584	$16,626	$15,162	$16,042
7/31/2022	$16,801	$17,947	$16,179	$17,162
8/31/2022	$16,005	$17,196	$15,526	$16,530
9/30/2022	$14,128	$15,598	$14,116	$14,948
10/31/2022	$14,925	$16,718	$15,017	$15,850
11/30/2022	$16,301	$17,880	$16,254	$17,079
12/31/2022	$15,927	$17,121	$15,599	$16,407
1/31/2023	$17,134	$18,332	$16,676	$17,583
2/28/2023	$16,598	$17,892	$16,177	$17,079
3/31/2023	$17,060	$18,444	$16,590	$17,606
4/30/2023	$17,462	$18,768	$16,821	$17,859
5/31/2023	$16,866	$18,580	$16,492	$17,668
6/30/2023	$17,835	$19,704	$17,393	$18,693
7/31/2023	$18,386	$20,366	$17,899	$19,378
8/31/2023	$17,641	$19,880	$17,368	$18,836
9/30/2023	$16,821	$19,022	$16,630	$18,057
10/31/2023	$16,300	$18,470	$16,122	$17,514
11/30/2023	$17,805	$20,202	$17,489	$19,131
12/31/2023	$18,676	$21,193	$18,377	$20,050
1/31/2024	$18,444	$21,448	$18,350	$20,167
2/29/2024	$18,940	$22,357	$19,061	$21,033
3/31/2024	$19,250	$23,076	$19,659	$21,693
4/30/2024	$18,382	$22,218	$18,962	$20,977
5/31/2024	$18,614	$23,211	$19,759	$21,829
6/30/2024	$18,459	$23,683	$19,888	$22,316
7/31/2024	$19,406	$24,100	$20,339	$22,675
8/31/2024	$19,824	$24,737	$20,826	$23,251
9/30/2024	$20,057	$25,190	$21,201	$23,791
10/31/2024	$19,266	$24,690	$20,657	$23,257
11/30/2024	$20,259	$25,823	$21,356	$24,127
12/31/2024	$19,298	$25,150	$20,658	$23,556
1/31/2025	$20,030	$26,038	$21,380	$24,347
2/28/2025	$19,814	$25,851	$21,302	$24,200
3/31/2025	$19,182	$24,700	$20,584	$23,244
4/30/2025	$18,883	$24,919	$20,723	$23,461
5/31/2025	$19,648	$26,394	$21,848	$24,810
6/30/2025	$19,931	$27,533	$22,723	$25,923

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$94,291,643
# of Fund Holdings	35
Fund Turnover Rate	60%
Total Advisory Fees Paid	$271,725
Fund	1 Year	5 Years	10 Years
Institutional	7.97%	7.24%	7.14%
MSCI World Index	16.26%	14.55%	10.66%
Morningstar Global Large-Stock Blend Category	14.36%	11.63%	8.52%
MSCI All Country World Index	16.17%	13.65%	9.99%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in equity securities of U.S. and non-U.S. companies.

Top Ten Holdings

Visa, Inc., Class A	8.5%
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.6%
Oracle Corp.	3.7%
Shopify, Inc., Class A	3.7%
SAP SE	3.3%
Aon PLC, Class A	3.3%
Abbott Laboratories	3.2%
Paycom Software, Inc.	3.0%
McKesson Corp.	2.9%

Region Weighting

Value	Value
North America	83.0%
Europe	11.9%
Asia	2.8%
Cash & Other Short-Term Investments	2.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

The Board of Trustees of the Fund approved removing two sub-advisers and allocating 50% of the portfolio to each of the two remaining sub-advisers, Polen Capital and Scharf Investments.

Sector Weighting

% Weighted
Financials 27.1%
Information Technology 24.7%
Health Care 20.4%
Consumer Discretionary 5.7%
Materials 4.9%
Communication Services 4.3%
Industrials 3.0%
Real Estate 2.6%
Energy 2.6%
Consumer Staples 2.4%
Cash & Other Short-Term Investments 2.3%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	2.3%
Consumer Staples	2.4%
Energy	2.6%
Real Estate	2.6%
Industrials	3.0%
Communication Services	4.3%
Materials	4.9%
Consumer Discretionary	5.7%
Health Care	20.4%
Information Technology	24.7%
Financials	27.1%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MAHIX

iMGP High Income Fund

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP High Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 3.41% in the first half of the year. This was a good result, but trailed the Bloomberg US Aggregate Bond Index benchmark return of 4.02%, while beating the Morningstar category peer group (+2.90%).

  Both BBH and Guggenheim were solidly positive, while Neuberger Berman struggled from mid-February through the mid-April due to sharply higher equity volatility, before rebounding to finish in the black for the first half.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index	Morningstar Nontraditional Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,003	$10,000
10/31/2018	$9,869	$9,921	$9,840	$9,941
11/30/2018	$9,901	$9,980	$9,750	$9,900
12/31/2018	$9,692	$10,164	$9,537	$9,833
1/31/2019	$9,960	$10,271	$9,975	$10,009
2/28/2019	$10,014	$10,266	$10,143	$10,075
3/31/2019	$10,092	$10,463	$10,242	$10,110
4/30/2019	$10,172	$10,465	$10,386	$10,188
5/31/2019	$10,125	$10,651	$10,254	$10,164
6/30/2019	$10,245	$10,785	$10,505	$10,266
7/31/2019	$10,296	$10,809	$10,559	$10,310
8/31/2019	$10,288	$11,089	$10,600	$10,283
9/30/2019	$10,355	$11,030	$10,634	$10,317
10/31/2019	$10,382	$11,063	$10,659	$10,346
11/30/2019	$10,416	$11,057	$10,688	$10,374
12/31/2019	$10,504	$11,049	$10,911	$10,494
1/31/2020	$10,562	$11,262	$10,911	$10,519
2/29/2020	$10,306	$11,465	$10,742	$10,450
3/31/2020	$9,055	$11,397	$9,479	$9,694
4/30/2020	$9,484	$11,600	$9,839	$9,883
5/31/2020	$9,774	$11,654	$10,289	$10,093
6/30/2020	$9,973	$11,727	$10,390	$10,223
7/31/2020	$10,204	$11,903	$10,886	$10,411
8/31/2020	$10,399	$11,806	$10,993	$10,483
9/30/2020	$10,418	$11,800	$10,879	$10,455
10/31/2020	$10,370	$11,747	$10,930	$10,472
11/30/2020	$10,910	$11,863	$11,367	$10,701
12/31/2020	$11,094	$11,879	$11,584	$10,838
1/31/2021	$11,147	$11,794	$11,628	$10,868
2/28/2021	$11,259	$11,623	$11,669	$10,890
3/31/2021	$11,330	$11,478	$11,689	$10,886
4/30/2021	$11,427	$11,569	$11,817	$10,958
5/31/2021	$11,488	$11,607	$11,851	$10,996
6/30/2021	$11,576	$11,688	$12,013	$11,035
7/31/2021	$11,619	$11,819	$12,056	$11,033
8/31/2021	$11,671	$11,797	$12,121	$11,064
9/30/2021	$11,682	$11,694	$12,125	$11,028
10/31/2021	$11,727	$11,691	$12,104	$11,018
11/30/2021	$11,700	$11,726	$11,980	$10,945
12/31/2021	$11,806	$11,696	$12,205	$11,004
1/31/2022	$11,634	$11,444	$11,870	$10,906
2/28/2022	$11,545	$11,316	$11,763	$10,800
3/31/2022	$11,519	$11,002	$11,654	$10,723
4/30/2022	$11,308	$10,584	$11,230	$10,574
5/31/2022	$11,207	$10,652	$11,258	$10,532
6/30/2022	$10,879	$10,485	$10,492	$10,268
7/31/2022	$11,173	$10,742	$11,124	$10,436
8/31/2022	$11,094	$10,438	$10,858	$10,370
9/30/2022	$10,734	$9,987	$10,421	$10,127
10/31/2022	$10,788	$9,858	$10,718	$10,141
11/30/2022	$10,997	$10,220	$10,918	$10,318
12/31/2022	$10,997	$10,174	$10,836	$10,302
1/31/2023	$11,342	$10,487	$11,260	$10,526
2/28/2023	$11,318	$10,216	$11,114	$10,439
3/31/2023	$11,349	$10,475	$11,239	$10,460
4/30/2023	$11,456	$10,539	$11,348	$10,505
5/31/2023	$11,484	$10,424	$11,240	$10,473
6/30/2023	$11,588	$10,387	$11,423	$10,556
7/31/2023	$11,726	$10,380	$11,585	$10,657
8/31/2023	$11,820	$10,313	$11,618	$10,643
9/30/2023	$11,765	$10,051	$11,483	$10,572
10/31/2023	$11,733	$9,893	$11,341	$10,516
11/30/2023	$12,038	$10,341	$11,857	$10,770
12/31/2023	$12,352	$10,737	$12,294	$11,004
1/31/2024	$12,427	$10,707	$12,297	$11,050
2/29/2024	$12,485	$10,556	$12,333	$11,084
3/31/2024	$12,631	$10,653	$12,480	$11,198
4/30/2024	$12,616	$10,384	$12,355	$11,147
5/31/2024	$12,776	$10,560	$12,495	$11,258
6/30/2024	$12,876	$10,660	$12,616	$11,300
7/31/2024	$13,022	$10,909	$12,863	$11,442
8/31/2024	$13,155	$11,066	$13,068	$11,537
9/30/2024	$13,302	$11,214	$13,282	$11,641
10/31/2024	$13,284	$10,936	$13,209	$11,585
11/30/2024	$13,441	$11,052	$13,360	$11,696
12/31/2024	$13,444	$10,871	$13,303	$11,658
1/31/2025	$13,555	$10,929	$13,486	$11,775
2/28/2025	$13,664	$11,169	$13,574	$11,853
3/31/2025	$13,616	$11,173	$13,428	$11,803
4/30/2025	$13,574	$11,217	$13,429	$11,760
5/31/2025	$13,690	$11,137	$13,654	$11,861
6/30/2025	$13,902	$11,308	$13,908	$12,001

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$442,479,352
# of Fund Holdings	1,367
Fund Turnover Rate	34%
Total Advisory Fees Paid	$1,075,155
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	7.97%	6.87%	5.00%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.84%
ICE BofA US High Yield Index	10.24%	6.01%	5.00%
Morningstar Nontraditional Bond Category	6.16%	3.26%	2.70%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a variety of equity and debt securities.

Asset Allocation

Corporate Bonds	43.8%
Bank Loans	19.9%
Mortgage-Backed Securities	15.4%
Asset-Backed Securities	15.2%
Short-Term Investments	4.9%
Government Securities & Agency Issue	3.2%
Other	-2.4%

Credit Rating

Value	Value
AAA	5.2%
AA	8.3%
A	7.9%
BBB	27.4%
BB	25.4%
B	15.3%
Below B	1.7%
Not Rated	8.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

Pursuant to an Agreement and Plan of Reorganization previously approved by the Fund’s Board of Trustees, all of the assets, subject to the liabilities, of the iMGP Alternative Strategies Fund were transferred to the Fund on April 17, 2025.

Maturity

% Weighted
Less than 1 Year
5.0%
1 to 3 Years
12.6%
3 to 5 Years
19.4%
5 to 10 Years
32.1%
Greater than 10 Years
30.4%
Other assets less liabilities
0.5%
0%
20%
40%

Value	Value
Other assets less liabilities	0.5%
Greater than 10 Years	30.4%
5 to 10 Years	32.1%
3 to 5 Years	19.4%
1 to 3 Years	12.6%
Less than 1 Year	5.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSILX

iMGP International Fund

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund outperformed in the first half of 2025. The Fund gained 20.51% compared to 19.45% for the MSCI EAFE Index.

  Stock selection was the main driver of outperformance in the first half.

  Strong performance within the industrials sector was a key driver behind the outperformance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,016	$10,208	$10,073
8/31/2015	$9,220	$9,457	$9,360
9/30/2015	$8,820	$8,977	$8,968
10/31/2015	$9,296	$9,678	$9,550
11/30/2015	$9,139	$9,528	$9,465
12/31/2015	$8,880	$9,399	$9,290
1/31/2016	$8,220	$8,720	$8,747
2/29/2016	$8,038	$8,560	$8,524
3/31/2016	$8,528	$9,117	$9,110
4/30/2016	$8,489	$9,381	$9,257
5/31/2016	$8,484	$9,296	$9,249
6/30/2016	$7,972	$8,984	$9,013
7/31/2016	$8,341	$9,439	$9,397
8/31/2016	$8,396	$9,446	$9,445
9/30/2016	$8,577	$9,562	$9,570
10/31/2016	$8,412	$9,366	$9,359
11/30/2016	$8,253	$9,179	$9,155
12/31/2016	$8,471	$9,493	$9,352
1/31/2017	$8,729	$9,769	$9,669
2/28/2017	$8,889	$9,908	$9,785
3/31/2017	$9,165	$10,181	$10,077
4/30/2017	$9,469	$10,440	$10,349
5/31/2017	$9,818	$10,823	$10,701
6/30/2017	$9,727	$10,804	$10,709
7/31/2017	$10,117	$11,116	$11,030
8/31/2017	$9,927	$11,112	$11,056
9/30/2017	$10,197	$11,388	$11,283
10/31/2017	$10,157	$11,561	$11,466
11/30/2017	$10,145	$11,682	$11,548
12/31/2017	$10,471	$11,870	$11,729
1/31/2018	$11,085	$12,465	$12,310
2/28/2018	$10,489	$11,903	$11,725
3/31/2018	$10,353	$11,688	$11,630
4/30/2018	$10,500	$11,955	$11,772
5/31/2018	$10,418	$11,686	$11,581
6/30/2018	$10,312	$11,544	$11,382
7/31/2018	$10,436	$11,828	$11,645
8/31/2018	$10,081	$11,599	$11,418
9/30/2018	$10,004	$11,700	$11,472
10/31/2018	$9,119	$10,769	$10,529
11/30/2018	$9,048	$10,755	$10,557
12/31/2018	$8,293	$10,233	$10,018
1/31/2019	$9,096	$10,906	$10,732
2/28/2019	$9,476	$11,184	$10,967
3/31/2019	$9,589	$11,254	$11,044
4/30/2019	$10,113	$11,570	$11,348
5/31/2019	$9,203	$11,015	$10,757
6/30/2019	$9,792	$11,668	$11,372
7/31/2019	$9,738	$11,520	$11,174
8/31/2019	$9,506	$11,222	$10,940
9/30/2019	$9,774	$11,543	$11,227
10/31/2019	$10,166	$11,958	$11,601
11/30/2019	$10,345	$12,093	$11,748
12/31/2019	$10,818	$12,486	$12,167
1/31/2020	$10,101	$12,225	$11,849
2/29/2020	$9,200	$11,120	$10,953
3/31/2020	$7,257	$9,636	$9,317
4/30/2020	$7,851	$10,258	$9,981
5/31/2020	$8,127	$10,705	$10,450
6/30/2020	$8,348	$11,069	$10,827
7/31/2020	$8,716	$11,327	$11,174
8/31/2020	$9,273	$11,910	$11,692
9/30/2020	$8,949	$11,600	$11,455
10/31/2020	$8,716	$11,137	$11,083
11/30/2020	$10,646	$12,864	$12,599
12/31/2020	$11,361	$13,462	$13,250
1/31/2021	$11,023	$13,318	$13,138
2/28/2021	$11,731	$13,617	$13,434
3/31/2021	$11,995	$13,930	$13,748
4/30/2021	$12,352	$14,349	$14,143
5/31/2021	$12,778	$14,817	$14,613
6/30/2021	$12,346	$14,650	$14,454
7/31/2021	$12,271	$14,761	$14,455
8/31/2021	$12,478	$15,021	$14,698
9/30/2021	$12,277	$14,585	$14,180
10/31/2021	$12,891	$14,944	$14,571
11/30/2021	$11,907	$14,248	$13,926
12/31/2021	$12,697	$14,978	$14,547
1/31/2022	$12,156	$14,254	$14,005
2/28/2022	$11,603	$14,002	$13,571
3/31/2022	$11,336	$14,092	$13,524
4/30/2022	$10,574	$13,180	$12,686
5/31/2022	$10,841	$13,279	$12,865
6/30/2022	$9,845	$12,047	$11,744
7/31/2022	$10,307	$12,647	$12,267
8/31/2022	$9,630	$12,047	$11,644
9/30/2022	$8,523	$10,920	$10,558
10/31/2022	$9,155	$11,507	$11,067
11/30/2022	$10,216	$12,803	$12,454
12/31/2022	$9,957	$12,813	$12,246
1/31/2023	$11,041	$13,851	$13,262
2/28/2023	$10,844	$13,562	$12,868
3/31/2023	$11,192	$13,898	$13,201
4/30/2023	$11,349	$14,290	$13,500
5/31/2023	$10,922	$13,686	$13,011
6/30/2023	$11,533	$14,308	$13,584
7/31/2023	$11,757	$14,771	$13,981
8/31/2023	$11,303	$14,205	$13,451
9/30/2023	$10,778	$13,720	$12,975
10/31/2023	$9,977	$13,164	$12,526
11/30/2023	$11,139	$14,386	$13,562
12/31/2023	$11,689	$15,150	$14,244
1/31/2024	$11,557	$15,237	$14,139
2/29/2024	$12,061	$15,516	$14,528
3/31/2024	$12,472	$16,027	$14,992
4/30/2024	$11,869	$15,616	$14,607
5/31/2024	$12,273	$16,221	$15,262
6/30/2024	$12,081	$15,959	$15,015
7/31/2024	$12,260	$16,427	$15,449
8/31/2024	$12,605	$16,962	$15,908
9/30/2024	$12,559	$17,118	$16,109
10/31/2024	$11,849	$16,187	$15,336
11/30/2024	$11,842	$16,095	$15,331
12/31/2024	$11,622	$15,729	$14,925
1/31/2025	$12,408	$16,556	$15,570
2/28/2025	$12,656	$16,877	$15,919
3/31/2025	$12,106	$16,809	$15,893
4/30/2025	$12,643	$17,579	$16,441
5/31/2025	$13,449	$18,383	$17,227
6/30/2025	$14,006	$18,788	$17,733

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$168,516,305
# of Fund Holdings	70
Fund Turnover Rate	66%
Total Advisory Fees Paid	$711,975
Fund	1 Year	5 Years	10 Years
Institutional	15.94%	10.90%	3.43%
MSCI EAFE Index	17.73%	11.16%	6.51%
Morningstar Foreign Large Blend Category	18.10%	10.38%	5.91%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in the securities of companies organized or located outside of the United States, including large-, mid-, and small-capitalization companies.

Top Ten Holdings

ASML Holding NV	5.5%
SAP SE	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Sage Group PLC	3.3%
MercadoLibre, Inc.	2.7%
Phoenix Financial Ltd.	2.5%
Novo Nordisk AS, Class B	2.4%
BayCurrent, Inc.	2.4%
Nippon Sanso Holdings Corp.	2.3%
Tel Aviv Stock Exchange Ltd.	2.2%

Region Weighting

Value	Value
Europe	59.3%
Asia	18.6%
North America	13.0%
South America	4.3%
Oceania	2.5%
Cash & Other Short-Term Investments	2.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

The Board of Trustees of the Fund approved adding Zadig Asset Management S.A as a sub-adviser to the Fund and adjusting the target allocations to be managed by each of the four sub-advisers.

Sector Weighting

% Weighted
Information Technology
22.1%
Industrials
19.5%
Financials
17.5%
Health Care
12.9%
Consumer Discretionary
8.2%
Consumer Staples
7.2%
Materials
5.9%
Communication Services
3.4%
Energy
1.0%
Cash & Other Short-Term Investments
2.3%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	2.3%
Energy	1.0%
Communication Services	3.4%
Materials	5.9%
Consumer Staples	7.2%
Consumer Discretionary	8.2%
Health Care	12.9%
Financials	17.5%
Industrials	19.5%
Information Technology	22.1%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCGG

Principal Listing Exchange: NYSE Arca

Polen Capital Global Growth ETF

Semi-Annual Shareholder Report June 30, 2025

Fund Overview

This Semi-Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF returned 1.73% (NAV) over the trailing six months. This trailed the 10.05% return for its MSCI ACWI Index over the same period.

  Main detractors include security selection within the communication services and financials sectors.

  An overweight to health care stocks was the largest detractor from a sector allocation standpoint.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785
7/31/2024	$11,198	$12,071	$11,819
8/31/2024	$11,454	$12,377	$12,158
9/30/2024	$11,495	$12,665	$12,394
10/31/2024	$11,299	$12,381	$12,121
11/30/2024	$12,073	$12,844	$12,654
12/31/2024	$11,776	$12,540	$12,270
1/31/2025	$12,320	$12,961	$12,812
2/28/2025	$12,020	$12,883	$12,574
3/31/2025	$11,101	$12,374	$11,885
4/30/2025	$11,052	$12,489	$12,117
5/31/2025	$11,789	$13,207	$12,924
6/30/2025	$11,980	$13,800	$13,520

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$180,598,065
# of Fund Holdings	32
Fund Turnover Rate	29%
Total Advisory Fees Paid	$700,216
Fund	1 Year	Since Inception 8/29/2023
ETF	7.97%	10.33%
MSCI All Country World Index	16.17%	19.16%
Morningstar Global Large-Stock Growth	14.57%	17.89%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in? (based on net assets)

The Fund invested in a focused portfolio of common stocks of large capitalization companies that are located anywhere in the world, including companies in both developed and emerging markets.

Top Ten Holdings

Amazon.com, Inc.	7.9%
Oracle Corp.	7.1%
Shopify, Inc., Class A	5.6%
Microsoft Corp.	5.5%
Paycom Software, Inc.	4.8%
Visa, Inc., Class A	4.7%
Mastercard, Inc., Class A	4.7%
Aon PLC, Class A	4.6%
SAP SE	4.2%
Abbott Laboratories	4.1%

Region Weighting

Value	Value
North America	82.3%
Europe	11.8%
South America	2.5%
Cash & Other Short-Term Investments	3.4%

Sector Weighting

% Weighted
Information Technology
31.5%
Financials
23.3%
Health Care
15.3%
Consumer Discretionary
14.3%
Industrials
5.7%
Communication Services
2.7%
Real Estate
2.7%
Consumer Staples
1.1%
Cash & Other Short-Term Investments
3.4%
0%
20%
40%

Value	Value
Cash & Other Short-Term Investments	3.4%
Consumer Staples	1.1%
Real Estate	2.7%
Communication Services	2.7%
Industrials	5.7%
Consumer Discretionary	14.3%
Health Care	15.3%
Financials	23.3%
Information Technology	31.5%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committees of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) The complete Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached hereto.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Certain Form N-CSR Information

iMGP Global Select Fund

iMGP International Fund

iMGP Small Company Fund

iMGP High Income Fund

iMGP Dolan McEniry Corporate Bond Fund

iMGP APA Enhanced Income Municipal Fund

iMGP DBi Managed Futures Strategy ETF

iMGP Berkshire Dividend Growth ETF

June 30, 2025

ii	Litman Gregory Funds Trust

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value

COMMON STOCKS: 94.9%

Canada: 9.0%
43,740	Brookfield Corp.	$2,705,319
14,100	Franco-Nevada Corp.(a)	2,311,272
30,177	Shopify, Inc. - Class A*	3,480,917

		8,497,508

Denmark: 1.6%
21,495	Novo Nordisk AS - ADR	1,483,585

Germany: 3.3%
10,312	SAP SE	3,133,091

Netherlands: 4.3%
962	Adyen NV*(b)	1,764,460
25,400	Heineken NV	2,236,597

		4,001,057

United Kingdom: 2.7%
84,243	Smith & Nephew PLC - ADR(a)	2,580,363

United States: 74.0%
22,428	Abbott Laboratories	3,050,432
5,728	Adobe, Inc.*	2,216,049
8,210	Air Products & Chemicals, Inc.	2,315,713
10,618	Alphabet, Inc. - Class A	1,871,210
24,282	Amazon.com, Inc.*	5,327,228
8,666	Aon PLC - Class A	3,091,682
2	Berkshire Hathaway, Inc. - Class A*	1,457,600
2,319	Berkshire Hathaway, Inc. - Class B*	1,126,501
37,265	Centene Corp.*	2,022,744
9,860	CME Group, Inc.	2,717,613
61,775	Comcast Corp. - Class A	2,204,750
30,764	CoStar Group, Inc.*	2,473,426
11,890	Fiserv, Inc.*	2,049,955
224,000	Haleon PLC - ADR(a)	2,322,880
1,315	Markel Group, Inc.*	2,626,528
3,780	McKesson Corp.	2,769,908
11,979	Microsoft Corp.	5,958,474
20,235	Novartis AG - ADR	2,448,637
58,850	Occidental Petroleum Corp.	2,472,289
15,945	Oracle Corp.	3,486,055
12,392	Paycom Software, Inc.	2,867,509
22,596	Visa, Inc. - Class A	8,022,710
9,943	Workday, Inc. - Class A*	2,386,320
16,080	Zoetis, Inc.	2,507,676

		69,793,889

TOTAL COMMON STOCKS (Cost $72,992,169)		89,489,493

PREFERRED STOCKS: 2.8%

South Korea: 2.8%
71,365	Samsung Electronics Co. Ltd. - (Preference Shares)	2,617,492

TOTAL PREFERRED STOCKS (Cost $2,860,136)		2,617,492

Shares		Value

SHORT-TERM INVESTMENTS: 2.1%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.3%
272,826	State Street Navigator Securities Lending Government Money Market Portfolio, 4.350%(c)(d)	$272,826

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $272,826)		272,826

Principal Amount

REPURCHASE AGREEMENTS: 1.8%
$1,730,338	Fixed Income Clearing Corp. 1.360%, 6/30/2025, due 07/01/2025 [collateral: par value $1,744,700, U.S. Treasury Notes, 3.750% - 3.875%, due 08/15/2027 - 12/31/2029, value $1,765,231] (proceeds $1,730,404)	1,730,338

TOTAL REPURCHASE AGREEMENTS (Cost $1,730,338)		1,730,338

TOTAL SHORT-TERM INVESTMENTS (Cost $2,003,164)		2,003,164

TOTAL INVESTMENTS (Cost: $77,855,469): 99.8%		94,110,149

Other Assets in Excess of Liabilities: 0.2%		181,494

NET ASSETS: 100.0%		$94,291,643

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	The rate disclosed is the 7 day net yield as of June 30, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	18.2%
Financial Services	15.3%
Pharmaceuticals	9.4%
Insurance	6.1%
Health Care Equipment & Supplies	5.9%
Capital Markets	5.8%
Broadline Retail	5.7%
Health Care Providers & Services	5.0%
IT Services	3.7%
Professional Services	3.0%
Technology Hardware, Storage & Peripherals	2.8%
Real Estate Management & Development	2.6%
Oil, Gas & Consumable Fuels	2.6%
Chemicals	2.5%
Metals & Mining	2.4%
Beverages	2.4%
Media	2.3%
Interactive Media & Services	2.0%
Short-Term Investments	2.1%

Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

2	Litman Gregory Funds Trust

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value

COMMON STOCKS: 97.7%

Australia: 2.5%
466,073	Austal Ltd.*	$1,923,831
572,000	Glencore PLC*	2,226,406

		4,150,237

Austria: 1.3%
25,300	Erste Group Bank AG	2,148,555

Brazil: 4.3%
1,725	MercadoLibre, Inc.*	4,508,512
200,730	NU Holdings Ltd. - Class A*	2,754,015

		7,262,527

Canada: 3.2%
27,775	Canadian Pacific Kansas City Ltd.	2,205,850
27,682	Shopify, Inc. - Class A*	3,193,119

		5,398,969

China: 0.5%
14,251	Prosus NV	797,619

Cyprus: 1.7%
82,190	Theon International PLC(a)	2,943,535

Denmark: 3.4%
55,790	ISS AS	1,557,360
58,679	Novo Nordisk AS - Class B	4,090,949

		5,648,309

Finland: 0.6%
94,754	Sampo OYJ - Class A	1,018,801

France: 9.2%
19,782	BNP Paribas SA	1,780,237
7,260	Capgemini SE	1,241,561
104,936	Carrefour SA	1,478,074
16,400	Cie de Saint-Gobain SA	1,927,626
10,494	Kering SA	2,287,246
12,651	Pernod Ricard SA	1,262,648
18,900	Publicis Groupe SA	2,131,819
44,245	Societe Generale SA	2,533,097
208,400	Worldline SA*(a)(b)	880,781

		15,523,089

Germany: 13.2%
6,498	Adidas AG	1,513,392
1,670	Allianz SE	676,059
45,061	Bayer AG	1,353,839
31,250	Continental AG	2,724,638
70,333	Daimler Truck Holding AG	3,326,033
22,545	Fresenius SE & Co. KGaA	1,132,884
34,940	Mercedes-Benz Group AG	2,042,600
20,000	Merck KGaA	2,587,816
22,833	SAP SE	6,939,616

		22,296,877

Ireland: 1.3%
20,600	Kerry Group PLC - Class A	2,273,018

Israel: 4.7%
144,839	Phoenix Financial Ltd.	4,198,008
190,818	Tel Aviv Stock Exchange Ltd.	3,692,749

		7,890,757

Shares		Value

Italy: 6.4%
131,317	Carel Industries SpA(a)(b)	$3,493,988
213,438	Davide Campari-Milano NV(a)	1,434,705
26,900	Prysmian SpA	1,895,362
57,500	Ryanair Holdings PLC	1,625,398
40,101	Ryanair Holdings PLC - ADR	2,312,625

		10,762,078

Japan: 6.5%
58,900	Asahi Group Holdings Ltd.	787,254
77,900	BayCurrent, Inc.	4,007,916
102,000	Nippon Sanso Holdings Corp.	3,851,875
12,049	Tokyo Electron Ltd.	2,297,360

		10,944,405

Netherlands: 7.5%
991	Adyen NV*(b)	1,818,040
11,680	ASML Holding NV	9,343,614
63,765	Koninklijke Philips NV	1,529,612

		12,691,266

Poland: 1.1%
112,772	InPost SA*	1,871,789

Singapore: 1.5%
82,364	STMicroelectronics NV	2,504,174

Spain: 0.9%
73,410	Puig Brands SA - Class B	1,450,757

Switzerland: 4.8%
45,547	Bachem Holding AG(a)	3,340,896
1,686	Belimo Holding AG	1,722,536
28,130	Julius Baer Group Ltd.	1,896,939
21,758	Sandoz Group AG	1,194,745

		8,155,116

Taiwan: 3.7%
172,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,210,233

United Kingdom: 9.6%
20,600	AstraZeneca PLC	2,871,680
373,853	Breedon Group PLC	1,980,402
52,505	Diageo PLC	1,320,157
156,000	Informa PLC	1,725,292
553,050	Lloyds Banking Group PLC	582,180
30,600	Reckitt Benckiser Group PLC	2,080,791
325,090	Sage Group PLC	5,584,890

		16,145,392

United States: 9.8%
9,770	Aon PLC - Class A	3,485,545
154,043	CNH Industrial NV	1,996,397
10,617	ICON PLC*	1,544,243
6,301	Roche Holding AG	2,058,565
50,000	Shell PLC	1,751,438
2,371	Spotify Technology SA*	1,819,363
41,265	Titan SA	1,867,738
6,474	Willis Towers Watson PLC	1,984,281

		16,507,570

TOTAL COMMON STOCKS (Cost $137,234,148)		164,595,073

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Shares		Value
SHORT-TERM INVESTMENTS: 1.0%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.1%
89,740	State Street Navigator Securities Lending Government Money Market Portfolio, 4.350%(c)(d)	$89,740

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $89,740)		89,740

Principal Amount

REPURCHASE AGREEMENTS: 0.9%
$1,625,252	Fixed Income Clearing Corp. 1.360%, 6/30/2025, due 07/01/2025 [collateral: par value $1,647,400, U.S. Treasury Notes, 2.750% - 3.875%, due 07/31/2027 - 12/31/2029, value $1,658,181] (proceeds $1,625,314)	1,625,252

TOTAL REPURCHASE AGREEMENTS (Cost $1,625,252)		1,625,252

TOTAL SHORT-TERM INVESTMENTS (Cost $1,714,992)		1,714,992

TOTAL INVESTMENTS (Cost: $138,949,140): 98.7%		166,310,065

Other Assets in Excess of Liabilities: 1.3%		2,206,240

NET ASSETS: 100.0%		$168,516,305

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	The rate disclosed is the 7 day net yield as of June 30, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

4	Litman Gregory Funds Trust

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	12.0%
Pharmaceuticals	8.4%
Software	7.4%
Insurance	6.8%
Banks	5.9%
Building Products	4.2%
Capital Markets	3.3%
Machinery	3.2%
Broadline Retail	3.2%
Life Sciences Tools & Services	2.9%
Aerospace & Defense	2.9%
Beverages	2.8%
IT Services	2.6%
Professional Services	2.4%
Passenger Airlines	2.4%
Media	2.3%
Chemicals	2.3%
Construction Materials	2.3%
Textiles, Apparel & Luxury Goods	2.3%
Automobile Components	1.6%
Financial Services	1.6%
Food Products	1.3%
Metals & Mining	1.3%
Ground Transportation	1.3%
Household Products	1.2%
Automobiles	1.2%
Electrical Equipment	1.1%
Air Freight & Logistics	1.1%
Entertainment	1.1%
Oil, Gas & Consumable Fuels	1.0%
Commercial Services & Supplies	0.9%
Health Care Equipment & Supplies	0.9%
Consumer Staples Distribution & Retail	0.9%
Personal Care Products	0.9%
Health Care Providers & Services	0.7%
Short-Term Investments	1.0%

Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	5

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value

COMMON STOCKS: 97.1%

Consumer Discretionary: 7.7%
13,004	Advance Auto Parts, Inc.	$604,556
9,467	Gentherm, Inc.*	267,821
73,975	Goodyear Tire & Rubber Co.*	767,121
1,551	Murphy USA, Inc.	630,947
9,549	Papa John’s International, Inc.	467,328
30,746	VF Corp.	361,266

		3,099,039

Energy: 0.8%
37,356	Crescent Energy Co. - Class A	321,262

Financials: 18.2%
17,876	Cadence Bank	571,675
25,213	Columbia Banking System, Inc.	589,480
13,416	Glacier Bancorp, Inc.	577,961
6,914	Goosehead Insurance, Inc. - Class A	729,496
4,980	Hamilton Lane, Inc. - Class A	707,758
1,312	Kinsale Capital Group, Inc.	634,877
1,840	Morningstar, Inc.	577,631
16,512	National Bank Holdings Corp. - Class A	621,016
21,720	Seacoast Banking Corp. of Florida	599,906
7,386	SouthState Corp.	679,734
8,291	Texas Capital Bancshares, Inc.*	658,305
12,929	WesBanco, Inc.	408,944

		7,356,783

Health Care: 9.3%
51,174	AdaptHealth Corp.*	482,571
8,899	Bio-Techne Corp.	457,853
3,730	Charles River Laboratories International, Inc.*	565,953
3,714	ICU Medical, Inc.*	490,805
1,829	Medpace Holdings, Inc.*	574,050
28,818	NeoGenomics, Inc.*	210,660
9,284	QuidelOrtho Corp.*	267,565
5,634	Repligen Corp.*	700,757

		3,750,214

Industrials: 26.7% (a)
11,823	Apogee Enterprises, Inc.	480,014
2,807	Applied Industrial Technologies, Inc.	652,487
6,396	AZZ, Inc.	604,294
6,383	Casella Waste Systems, Inc. - Class A*	736,471
12,629	Core & Main, Inc. - Class A*	762,160
2,094	CSW Industrials, Inc.	600,622
6,555	EnerSys	562,222
5,469	Federal Signal Corp.	582,011
52,483	Hayward Holdings, Inc.*	724,265
2,389	HEICO Corp. - Class A	618,154
1,397	Kadant, Inc.	443,478
14,151	Mercury Systems, Inc.*	762,173
24,469	Quanex Building Products Corp.	462,464
2,216	RBC Bearings, Inc.*	852,717
17,978	REV Group, Inc.	855,573
3,379	Valmont Industries, Inc.	1,103,480

		10,802,585

Shares		Value

Information Technology: 19.9%
5,039	Agilysys, Inc.*	$577,671
18,665	Allegro MicroSystems, Inc.*	638,156
4,119	Ambarella, Inc.*	272,122
3,252	Appfolio, Inc. - Class A*	748,871
5,144	Belden, Inc.	595,675
5,635	Descartes Systems Group, Inc.*	572,770
2,580	Guidewire Software, Inc.*	607,461
8,707	Ichor Holdings Ltd.*	171,005
2,484	Littelfuse, Inc.	563,197
3,864	Manhattan Associates, Inc.*	763,024
5,066	Novanta, Inc.*	653,159
7,014	Procore Technologies, Inc.*	479,898
5,529	Rambus, Inc.*	353,967
4,078	SPS Commerce, Inc.*	554,975
7,715	Synaptics, Inc.*	500,086

		8,052,037

Materials: 13.0%
3,253	Eagle Materials, Inc.	657,463
30,126	Element Solutions, Inc.	682,354
18,544	Ingevity Corp.*	799,061
11,511	MP Materials Corp.*(b)	382,971
79,092	O-I Glass, Inc.*	1,165,816
58,702	Perimeter Solutions, Inc.*	817,132
14,038	Silgan Holdings, Inc.	760,579

		5,265,376

Real Estate: 1.5%
16,616	STAG Industrial, Inc. - REIT	602,828

TOTAL COMMON STOCKS (Cost $35,580,016)		39,250,124

TOTAL INVESTMENTS (Cost: $35,580,016): 97.1%		39,250,124

Other Assets in Excess of Liabilities: 2.9%		1,170,866

NET ASSETS: 100.0%		$40,420,990

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Note 11.
(b)	Security, or portion thereof, is out on loan.

The accompanying notes are an integral part of these financial statements.

6	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value

COMMON STOCKS: 0.2%

Communication Services: 0.0%
12,251	Oi SA - ADR*	$6,126
801	Xplornet Communications, Inc.*	2,937

		9,063

Consumer Discretionary: 0.0%
1	Accuride Corp.*	0
21,482	Accuride Corp.*	2

		2

Consumer Staples: 0.0%
1,043	Endo, Inc.*	21,890
30,089	Moran Foods LLC*	1,128

		23,018

Energy: 0.0%
440	McDermott International, Inc.*	5,278

Financials: 0.1%
17,500	Sound Holdings FP*(a)	269,206

Industrials: 0.1%
1	Hornbeck Offshore Services, Inc.*	48
32,677	Mcdermott International Ltd.*	392,119

		392,167

Information Technology: 0.0%
6,102	Riverbed Technology, Inc.*	793

Materials: 0.0%
563	Yak Blocker 2 LLC*(a)	443
609	Yak Blocker 2 LLC*(a)	479

		922

Special Purpose Acquisition Companies: 0.0%
6,266	Pershing Square Tontine Holdings Ltd.*	0
294	Stichting Administratiekantoor*	0
800	Stichting Administratiekantoor*	0

		0

TOTAL COMMON STOCKS (Cost $76,312)		700,449

RIGHTS/WARRANTS: 0.2%
22,138	ABIOMED, Inc., CVR (Expiration date 12/31/99)*	35,421
47,716	Albireo Pharma, Inc., CVR (Expiration date 12/31/99)*	128,070
54,961	CinCor Pharma, Inc., CVR (Expiration date 12/31/99)*	210,456
213,778	Concert Pharmaceuticals, Inc., CVR (Expiration date 12/31/99)*	98,680
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	550
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	7,002
4,247	MariaDB PLC (Expiration date 12/16/27)*	0
1,566	Pershing Square Holdings Ltd. (Expiration date 09/23/33)*	0
124,401	Resolute Forest Products, Inc., CVR (Expiration date 12/31/99)*	195,807

Shares		Value
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	$0

TOTAL RIGHTS/WARRANTS (Cost $722,325)		675,986

PREFERRED STOCKS: 0.7%

Financials: 0.6%
	American National Group, Inc.
3,000	7.375%, 01/15/2030(b)(c)	78,210
	CION Investment Corp.
20,000	7.500%, 12/30/2029(c)	491,600
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	34,460
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026	218,584
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	741,120
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	561,834
	Selective Insurance Group, Inc. - Series B
2,000	4.600%, 12/15/2025(b)	33,320
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029	628,000

		2,787,128

Industrials: 0.0%
	Element Commercial Aviation
170	0.000%,(a)	0

Utilities: 0.1%
	NextEra Energy Capital Holdings, Inc. - Series U
20,000	6.500%, 06/01/2085(c)	499,800

TOTAL PREFERRED STOCKS (Cost $5,111,149)		3,286,928

Principal Amount^

ASSET-BACKED SECURITIES: 15.2%

Commercial MBS: 0.1%
	Cogent Ipv4 LLC
$580,000	Series 2025-1A-A2 6.646%, 04/25/2055(d)	598,076

Home Equity ABS: 0.7%
	Carrington Mortgage Loan Trust
300,000	Series 2005-NC3-M5 5.484%, 06/25/2035(e) 1 mo. USD Term SOFR + 1.164%	277,388
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	109,586
	FIGRE Trust
73,586	Series 2024-HE1-B 6.506%, 03/25/2054(d)(g)	75,233
116,024	Series 2024-HE2-C 6.720%, 05/25/2054(d)(g)	118,429
120,559	Series 2024-HE3-C 6.229%, 07/25/2054(d)(g)	122,402
135,334	Series 2025-HE1-C 6.029%, 01/25/2055(d)(g)	136,465

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	7

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Home Equity ABS (continued)
	GSAA Home Equity Trust
$ 513,095	Series 2006-10-AF5 6.948%, 06/25/2036(f)	$114,440
	Long Beach Mortgage Loan Trust
3,082,936	Series 2006-9-2A2 4.654%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.334%	957,699
	Morgan Stanley ABS Capital I, Inc. Trust
249,616	Series 2006-HE8-A2D 4.654%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.334%	108,931
331,180	Series 2007-HE4-A2C 4.664%, 02/25/2037(e) 1 mo. USD Term SOFR + 0.344%	105,146
	Morgan Stanley IXIS Real Estate Capital Trust
508,253	Series 2006-2-A3 4.734%, 11/25/2036(e) 1 mo. USD Term SOFR + 0.414%	163,562
330,365	Series 2006-2-A4 4.874%, 11/25/2036(e) 1 mo. USD Term SOFR + 0.554%	106,316
	Saluda Grade Alternative Mortgage Trust
73,430	Series 2023-FIG4-B 7.115%, 11/25/2053(d)(g)	75,517
	Vista Point Securitization Trust
383,443	Series 2024-CES1-A1 6.676%, 05/25/2054(d)(f)	388,559

		2,859,673

Other ABS: 14.4%
	720 East CLO V Ltd.
250,000	Series 2024-2A-C 6.470%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	251,347
	AASET
236,330	Series 2024-1A-A1 6.261%, 05/16/2049(d)	243,096
	AASET Ltd.
237,096	Series 2024-2A-A 5.930%, 09/16/2049(d)	241,231
	AASET Trust
52,549	Series 2019-2-B 4.458%, 10/16/2039(d)	51,580
64,964	Series 2020-1A-B 4.335%, 01/16/2040(d)	61,591
	Aaset Trust
190,666	Series 2021-1A-A 2.950%, 11/16/2041(d)	181,365
	AASET Trust
339,548	Series 2021-2A-B 3.538%, 01/15/2047(d)	315,603
243,877	Series 2025-1A-A 5.943%, 02/16/2050(d)	248,805
	ABPCI Direct Lending Fund ABS I Ltd.
76,777	Series 2020-1A-B 4.935%, 12/29/2030(d)	75,596

Principal Amount^		Value

Other ABS (continued)
	ABPCI Direct Lending Fund ABS IV LP
$ 250,000	Series 2024-1A-B 9.639%, 05/01/2034(d)	$262,683
	ABPCI Direct Lending Fund CLO XV Ltd.
250,000	Series 2023-15A-C 8.480%, 10/30/2035(d)(e) 3 mo. USD Term SOFR + 4.200%	251,817
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(d)	287,447
	Aligned Data Centers Issuer LLC
150,000	Series 2021-1A-B 2.482%, 08/15/2046(d)	144,059
	ALLO Issuer LLC
100,000	Series 2024-1A-B 7.150%, 07/20/2054(d)	103,763
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(d)	1,784,607
2,500,000	Series 2021-SFR1-G 4.612%, 06/17/2038(d)	2,359,923
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(d)	223,661
	Apidos CLO XX Ltd.
265,000	Series 2015-20A-BRR 6.472%, 07/16/2031(d)(e) 3 mo. USD Term SOFR + 2.212%	265,496
	Apidos CLO XXIV Ltd.
1,000,000	Series 2016-24A-DR 10.331%, 10/20/2030(d)(e) 3 mo. USD Term SOFR + 6.062%	1,005,922
	Aquila Funding
250,000	7.400%, 09/30/2045	256,333
	ARES Direct Lending CLO 2 LLC
100,000	Series 2024-2A-D 8.170%, 10/20/2036(d)(e) 3 mo. USD Term SOFR + 3.900%	100,234
	Ares Finance Co. LLC
500,000	0.000%, 10/15/2036(g)(j)	830,000
	Ares LXXVII CLO Ltd.
500,000	Series 2025-77A-SUB 0.308%, 07/15/2039(d)(h)(i)	478,850
	Bain Capital Credit CLO Ltd.
180,000	Series 2020-1A-C1R 6.620%, 04/18/2033(d)(e) 3 mo. USD Term SOFR + 2.350%	180,304
	Ballyrock CLO 14 Ltd.
250,000	Series 2020-14A-SUB 0.404%, 07/20/2037(d)(i)	186,663
	Ballyrock CLO Ltd.
250,000	Series 2019-1A-DR 11.268%, 07/15/2032(d)(e) 3 mo. USD Term SOFR + 7.012%	251,637
	Bayard Park CLO Ltd.
250,000	Series 2025-1A-SUB 1.501%, 07/24/2038(d)(i)	202,386
	BCRED CLO LLC
250,000	Series 2025-1A-C 6.283%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.000%	250,571

The accompanying notes are an integral part of these financial statements.

8	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Blue Stream Issuer LLC
$ 100,000	Series 2023-1A-B 6.898%, 05/20/2053(d)	$102,001
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(d)	1,032,859
50,000	Series 2024-1A-B 6.043%, 11/20/2054(d)	50,828
	Brant Point CLO Ltd.
500,000	Series 2025-7A-SUB 1.320%, 07/25/2038(d)(h)(i)	433,050
	Business Jet Securities LLC
197,960	Series 2022-1A-B 5.192%, 06/15/2037(d)	194,958
432,699	Series 2024-1A-B 6.924%, 05/15/2039(d)	444,966
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 10.268%, 10/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	747,208
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 10.268%, 07/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	989,860
500,000	Series 2018-1A-E 10.268%, 07/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	498,911
1,000,000	Series 2021-4A-E 10.818%, 10/15/2034(d)(e) 3 mo. USD Term SOFR + 6.562%	1,002,925
	Carlyle C17 CLO Ltd.
500,000	Series C17A-DR 10.541%, 04/30/2031(d)(e) 3 mo. USD Term SOFR + 6.262%	497,160
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 9.938%, 05/15/2031(d)(e) 3 mo. USD Term SOFR + 5.612%	501,572
405,000	Series 2015-5A-A2R3 5.920%, 01/20/2032(d)(e) 3 mo. USD Term SOFR + 1.650%	405,203
	CARS-DB4 LP
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(d)	181,226
	CARS-DB7 LP
98,000	Series 2023-1A-A2 6.500%, 09/15/2053(d)	99,089
320,000	Series 2023-1A-B 7.750%, 09/15/2053(d)	323,061
	Carval CLO X-C Ltd.
285,000	Series 2024-2A-B 6.070%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 1.800%	285,854
	Castlelake Aircraft Securitization Trust
26,265	Series 2018-1-A 4.125%, 06/15/2043(d)	25,533
	Castlelake Aircraft Structured Trust
68,451	Series 2021-1A-A 3.474%, 01/15/2046(d)	67,464

Principal Amount^		Value

Other ABS (continued)
$ 6,141	Series 2021-1A-B 6.656%, 01/15/2046(d)	$6,140
243,364	Series 2025-1A-A 5.783%, 02/15/2050(d)	247,073
	Cerberus Loan Funding 50 LLC
500,000	Series 2025-1A-C 6.918%, 07/15/2037(d)(e)(h) -1*3 mo. USD Term SOFR + 2.600%	500,000
	Cerberus Loan Funding XLII LLC
250,000	Series 2023-3A-C 8.411%, 09/13/2035(d)(e) 3 mo. USD Term SOFR + 4.150%	251,784
	Cerberus Loan Funding XLIV LLC
250,000	Series 2023-5A-C 8.456%, 01/15/2036(d)(e) 3 mo. USD Term SOFR + 4.200%	253,623
	Cerberus Loan Funding XLV LLC
250,000	Series 2024-1A-C 7.406%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 3.150%	251,844
	Cerberus Loan Funding XLVI LP
250,000	Series 2024-2A-C 7.306%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 3.050%	252,498
	Cerberus Loan Funding XLVII LLC
250,000	Series 2024-3A-D 8.606%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 4.350%	251,446
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 10.318%, 04/15/2030(d)(e) 3 mo. USD Term SOFR + 6.062%	500,678
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 6.481%, 10/18/2030(d)(e) 3 mo. USD Term SOFR + 2.212%	205,348
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 9.941%, 04/17/2030(d)(e) 3 mo. USD Term SOFR + 5.662%	994,878
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(d)	279,725
	DigitalBridge Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(d)	346,277
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 10.338%, 08/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	940,343
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 11.718%, 04/15/2031(d)(e) 3 mo. USD Term SOFR + 7.462%	425,330
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.823%, 05/20/2034(d)(i)	124,499
	Elm Trust
29,926	Series 2020-4A-B 3.866%, 10/20/2029(d)	29,543

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	9

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Elmwood CLO 16 Ltd.
$ 100,000	Series 2022-3A-ER 11.020%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 6.750%	$100,508
	Falcon Aerospace Ltd.
63,245	Series 2017-1-B 6.300%, 02/15/2042(d)	61,985
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 9.918%, 07/15/2030(d)(e) 3 mo. USD Term SOFR + 5.662%	502,169
	First Franklin Mortgage Loan Trust
398,725	Series 2006-FF16-2A4 4.854%, 12/25/2036(e) 1 mo. USD Term SOFR + 0.534%	162,064
	FirstKey Homes Trust
150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(d)	148,623
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(d)	99,177
	Five Guys Holdings, Inc.
199,000	Series 2023-1A-A2 7.549%, 01/26/2054(d)	205,897
	Fortress Credit BSL XV Ltd.
250,000	Series 2022-2A-CR 6.870%, 10/18/2033(d)(e) 3 mo. USD Term SOFR + 2.600%	250,429
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 6.318%, 10/15/2033(d)(e) 3 mo. USD Term SOFR + 2.062%	250,211
	GAIA Aviation Ltd.
164,543	Series 2019-1-A 3.967%, 12/15/2044(d)(f)	158,958
144,422	Series 2019-1-B 5.193%, 12/15/2044(d)(f)	131,039
	Galaxy XXVI CLO Ltd.
250,000	Series 2018-26A-BR 5.926%, 11/22/2031(d)(e) 3 mo. USD Term SOFR + 1.600%	250,184
	GoldenTree Loan Management U.S. CLO 9 Ltd.
250,000	Series 2021-9A-CR 6.670%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	251,873
250,000	Series 2021-9A-DR 7.620%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.350%	251,050
	Golub Capital Partners ABS Funding Ltd.
50,497	Series 2020-1A-B 4.496%, 01/22/2029(d)	50,437
	Golub Capital Partners CLO 16M-R3 Ltd.
1,100,000	Series 2013-16A-CR3 6.919%, 08/09/2039(d)(e) 3 mo. USD Term SOFR + 2.600%	1,103,510
	Golub Capital Partners CLO 46M Ltd.
250,000	Series 2019-46A-CR 7.320%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.050%	251,893

Principal Amount^		Value

Other ABS (continued)
	Golub Capital Partners CLO 74 B Ltd.
$ 250,000	Series 2024-74A-B 6.132%, 07/25/2037(d)(e) 3 mo. USD Term SOFR + 1.850%	$250,681
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 11.131%, 10/20/2029(d)(e) 3 mo. USD Term SOFR + 6.862%	502,020
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(d)	731,806
	HPS Private Credit CLO LLC
500,000	Series 2025-3A-C 7.060%, 07/20/2037(d)(e)(h) 3 mo. USD Term SOFR + 2.800%	501,595
500,000	Series 2025-3A-D 8.260%, 07/20/2037(d)(e)(h) 3 mo. USD Term SOFR + 4.000%	502,564
	IP Lending X Ltd.
320,000	Series 2023-10A-SNR 7.750%, 07/02/2029(d)	320,000
	Jamestown CLO XVIII Ltd.
500,000	Series 2022-18A-DR 8.032%, 07/25/2035(d)(e) 3 mo. USD Term SOFR + 3.750%	501,127
	JOL Air Ltd.
137,568	Series 2019-1-A 3.967%, 04/15/2044(d)	136,248
	KDAC Aviation Finance Ltd.
81,892	Series 2017-1A-A 4.212%, 12/15/2042(d)	79,762
	Kestrel Aircraft Funding Ltd.
194,031	Series 2018-1A-A 4.250%, 12/15/2038(d)	190,217
	Labrador Aviation Finance Ltd.
169,820	Series 2016-1A-A1 4.300%, 01/15/2042(d)	165,157
	LCM 35 Ltd.
520,000	Series 35A-SUB 1.749%, 10/15/2034(d)(i)	105,307
	LCM 37 Ltd.
300,000	Series 37A-SUB 1.999%, 04/15/2034(d)(i)	73,350
	LCM CLO 26 Ltd.
500,000	Series 26A-E 9.831%, 01/20/2031(d)(e) 3 mo. USD Term SOFR + 5.562%	337,058
	LCM CLO XVII LP
1,000,000	Series 17A-ER 10.518%, 10/15/2031(d)(e) 3 mo. USD Term SOFR + 6.262%	762,338
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
500,000	Series 27A-E 10.122%, 07/16/2031(d)(e) 3 mo. USD Term SOFR + 5.862%	392,239
	Lunar Structured Aircraft Portfolio Notes
176,397	Series 2021-1-B 3.432%, 10/15/2046(d)	165,042

The accompanying notes are an integral part of these financial statements.

10	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	MACH 1 Cayman Ltd.
$ 72,652	Series 2019-1-A 3.474%, 10/15/2039(d)	$70,728
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 10.541%, 07/17/2034(d)(e) 3 mo. USD Term SOFR + 6.262%	502,413
	Madison Park Funding LIX Ltd.
305,000	Series 2021-59A-CR 6.520%, 04/18/2037(d)(e) 3 mo. USD Term SOFR + 2.250%	307,060
	Madison Park Funding LVIII Ltd.
250,000	Series 2024-58A-D 7.932%, 04/25/2037(d)(e) 3 mo. USD Term SOFR + 3.650%	252,282
	MAPS Ltd.
86,245	Series 2018-1A-A 4.212%, 05/15/2043(d)	86,115
64,149	Series 2019-1A-A 4.458%, 03/15/2044(d)	63,274
	MAPS Trust
183,463	Series 2021-1A-A 2.521%, 06/15/2046(d)	173,002
	MCA Fund Holding LLC
105,006	Series 2020-1-B 4.247%, 11/15/2035(d)	102,282
	MetroNet Infrastructure Issuer LLC
887,000	Series 2023-1A-B 8.010%, 04/20/2053(d)	924,062
	MidOcean Credit CLO VII
114,210	Series 2017-7A-CR 6.718%, 07/15/2029(d)(e) 3 mo. USD Term SOFR + 2.462%	114,528
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 10.681%, 10/20/2030(d)(e) 3 mo. USD Term SOFR + 6.412%	496,430
	Monroe Capital ABS Funding Ltd.
97,640	Series 2021-1A-A2 2.815%, 04/22/2031(d)	96,676
	Monroe Capital Income Plus ABS Funding LLC
113,573	Series 2022-1A-B 5.150%, 04/30/2032(d)	109,366
	Nassau CFO LLC
75,741	Series 2019-1-A 3.980%, 08/15/2034(d)	71,636
	Navigator Aircraft ABS Ltd.
358,300	Series 2021-1-B 3.571%, 11/15/2046(d)(f)	334,270
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.370%, 10/18/2038(d)(i)	439,646
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.968%, 10/16/2035(d)(i)	160,982

Principal Amount^		Value

Other ABS (continued)
	Neuberger Berman Loan Advisers CLO 60 Ltd.
$250,000	Series 2025-60A-SUB 0.778%, 04/22/2039(d)(i)	$220,619
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 8.813%, 01/25/2032(d)(e) 3 mo. USD Term SOFR + 4.532%	250,316
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 7.953%, 10/13/2031(d)(e) 3 mo. USD Term SOFR + 3.712%	700,787
	Octagon 74 Ltd.
250,000	Series 2025-2A-SUB 1.342%, 04/22/2038(d)(i)	201,425
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 11.531%, 01/20/2035(d)(e) 3 mo. USD Term SOFR + 7.262%	480,122
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 10.291%, 07/17/2030(d)(e) 3 mo. USD Term SOFR + 6.012%	947,792
1,500,000	Series 2013-1A-SUB 10.318%, 07/17/2030(d)(i)	225
	OHA Credit Partners VII Ltd.
250,000	Series 2012-7A-ER4 8.822%, 02/20/2038(d)(e) 3 mo. USD Term SOFR + 4.500%	247,608
	OHA Credit Partners XI Ltd.
250,000	Series 2015-11A-CR2 6.470%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	251,619
	OnDeck Asset Securitization IV LLC
540,000	Series 2025-1A-C 6.640%, 04/19/2032(d)	537,672
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(d)	342,455
	Oportun Issuance Trust
350,000	Series 2022-A-B 5.250%, 06/09/2031(d)	350,161
	Owl Rock CLO I LLC
250,000	Series 2019-1A-C 8.572%, 02/20/2036(d)(e) 3 mo. USD Term SOFR + 4.250%	252,807
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 6.620%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 2.350%	250,971
	Owl Rock CLO IX LLC
250,000	Series 2022-9A-CR 6.626%, 11/22/2037(d)(e) 3 mo. USD Term SOFR + 2.300%	247,519
	Owl Rock CLO VIII LLC
250,000	Series 2022-8A-CR 6.675%, 04/24/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	251,248
	Owl Rock CLO XIII LLC
250,000	Series 2023-13A-B 7.669%, 09/20/2035(d)(e) 3 mo. USD Term SOFR + 3.350%	251,306

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	11

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Owl Rock CLO XVI LLC
$ 250,000	Series 2024-16A-C 7.570%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 3.300%	$251,247
	OWL Rock CLO XXI LLC
350,000	Series 2025-21A-C 6.716%, 07/24/2034(d)(e) 3 mo. USD Term SOFR + 2.400%	350,574
	Oxford Finance Credit Fund III LP
400,000	Series 2024-A-B 7.548%, 01/14/2032(d)	404,125
1,810,000	Series 2025-A-B 7.194%, 08/14/2034(d)	1,834,719
	Oxford Finance Funding Trust
179,294	Series 2023-1A-B 7.879%, 02/15/2031(d)	181,308
	Palmer Square BDC CLO 1 Ltd.
310,000	Series 1A-B1 6.406%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.150%	312,214
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(d)(g)(j)	10,921
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(d)(g)(j)	27,544
575,000	Series 2024-3A-SUB 0.000%, 08/08/2032(d)(g)(j)	463,159
	Post CLO Ltd.
370,000	Series 2023-1A-A 6.222%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 1.950%	370,576
	Progress Residential Trust
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(d)	121,733
	ReadyCap Lending Small Business Loan Trust
18,540	Series 2019-2-A 7.000%, 12/27/2044(d)(e) U.S. (Fed) Prime Rate - 0.500%	18,528
	Regatta 33 Funding Ltd.
250,000	Series 2025-2A-SUB 0.000%, 07/25/2038(d)(g)(j)	248,703
	Regatta 34 Funding Ltd.
250,000	Series 2025-3A-SUB 0.000%, 07/20/2038(d)(g)(j)	250,000
	Regional Management Issuance Trust
150,000	Series 2025-1-C 5.730%, 04/17/2034(d)	151,784
	RR 39 Ltd.
250,000	Series 2025-39A-SUB 0.812%, 04/15/2038(d)(i)	226,643
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 10.318%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 6.062%	493,920
	Sapphire Aviation Finance I Ltd.
6,238	Series 2018-1A-A 4.250%, 03/15/2040(d)	6,236

Principal Amount^		Value

Other ABS (continued)
	Sapphire Aviation Finance II Ltd.
$ 130,023	Series 2020-1A-B 4.335%, 03/15/2040(d)	$119,139
	SERVPRO Master Issuer LLC
189,000	Series 2019-1A-A2 3.882%, 10/25/2049(d)	186,004
	Slam Ltd.
191,250	Series 2021-1A-B 3.422%, 06/15/2046(d)	178,142
	SLAM Ltd.
1,100,000	Series 2025-1A-A 5.807%, 05/15/2050(d)	1,121,126
	Sonic Capital LLC
190,333	Series 2020-1A-A2I 3.845%, 01/20/2050(d)	186,405
47,583	Series 2020-1A-A2II 4.336%, 01/20/2050(d)	45,538
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 11.243%, 10/25/2034(d)(e) 3 mo. USD Term SOFR + 6.962%	457,797
	Sprite Ltd.
116,191	Series 2021-1-A 3.750%, 11/15/2046(d)	112,392
	SSI ABS Issuer LLC
200,000	Series 2025-1-A 6.150%, 07/25/2065(d)	200,200
	Start Ltd.
77,018	Series 2018-1-A 4.089%, 05/15/2043(d)	76,828
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 9.798%, 01/15/2030(d)(e) 3 mo. USD Term SOFR + 5.542%	501,258
	Stream Innovations Issuer Trust
70,589	Series 2024-1A-A 6.270%, 07/15/2044(d)	73,354
	Subway Funding LLC
149,250	Series 2024-1A-A23 6.505%, 07/30/2054(d)	153,550
49,750	Series 2024-3A-A23 5.914%, 07/30/2054(d)	49,404
	Sunbird Engine Finance LLC
133,261	Series 2020-1A-B 4.703%, 02/15/2045(d)	129,444
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(d)	102,037
50,000	Series 2024-2A-A2 5.436%, 06/25/2054(d)	50,433
100,000	Series 2025-1A-A2 5.036%, 03/25/2055(d)	98,794
	Symphony CLO 41 Ltd.
360,000	Series 2024-41A-SUB 1.323%, 07/20/2037(d)(i)	289,754
	Symphony CLO 48 Ltd.
250,000	Series 2025-48A-SUB 0.818%, 04/20/2038(d)(i)	220,619
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.319%, 04/22/2050(d)(i)	361,828

The accompanying notes are an integral part of these financial statements.

12	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Textainer Marine Containers VII Ltd.
$ 146,725	Series 2021-1A-B 2.520%, 02/20/2046(d)	$135,256
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 5.550%, 01/15/2031(d)(i)	300
500,000	Series 2018-2A-E 10.268%, 07/15/2030(d)(e) 3 mo. USD Term SOFR + 6.012%	483,809
	Thrust Engine Leasing DAC
373,088	Series 2021-1A-B 6.121%, 07/15/2040(d)	365,741
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 6.668%, 04/15/2033(d)(e) 3 mo. USD Term SOFR + 2.412%	280,553
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(d)	241,863
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(d)	237,221
100,000	Series 2024-1A-F 8.871%, 05/15/2054(d)	104,482
	VCP RRL ABS I Ltd.
36,712	Series 2021-1A-C 5.425%, 10/20/2031(d)	33,779
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 4.545%, 09/10/2029(d)(i)	38
	VOLT XCIV LLC
5,701	Series 2021-NPL3-A1 6.240%, 02/27/2051(d)(f)	5,703
739,047	Series 2021-NPL3-A2 8.949%, 02/27/2051(d)(f)	739,586
	Voya CLO Ltd.
500,000	Series 2018-2A-E 9.768%, 07/15/2031(d)(e) 3 mo. USD Term SOFR + 5.512%	484,309
	WAVE Trust
203,367	Series 2017-1A-A 3.844%, 11/15/2042(d)	197,283
	Wellfleet CLO Ltd.
250,000	Series 2024-1A-B 6.320%, 07/18/2037(d)(e) 3 mo. USD Term SOFR + 2.050%	250,970
	Willis Engine Structured Trust V
182,085	Series 2020-A-A 3.228%, 03/15/2045(d)	173,724
	Willis Engine Structured Trust VII
206,675	Series 2023-A-A 8.000%, 10/15/2048(d)	213,294
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 10.961%, 07/20/2034(d)(e) 3 mo. USD Term SOFR + 6.692%	487,567

Principal Amount^		Value

Other ABS (continued)
	Wise CLO Ltd.
$ 250,000	Series 2024-2A-C 6.456%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	$250,837
	Wonder Lake Park CLO Ltd.
500,000	Series 2025-1A-SUB 1.251%, 07/24/2038(d)(h)(i)	425,000
	Zayo Issuer LLC
3,030,000	Series 2025-2A-C 9.489%, 06/20/2055(d)	3,213,646

		63,640,190

WL Collateral CMO: 0.0%
	FIGRE Trust
133,942	Series 2024-HE6-C 5.974%, 12/25/2054(d)(g)	135,054

TOTAL ASSET-BACKED SECURITIES (Cost $72,644,632)		67,232,993

BANK LOANS: 19.9%

Basic Materials: 1.2%
	AAP Buyer, Inc.
89,550	7.077%, 09/09/2031(e) 1 mo. USD Term SOFR + 2.750%	89,605
	Arsenal AIC Parent LLC
448,623	7.077%, 08/19/2030(e) 1 mo. USD Term SOFR + 2.750%	448,847
	Discovery Purchaser Corp.
239,400	8.022%, 10/04/2029(e) 3 mo. USD Term SOFR + 3.750%	239,325
	GEON Performance Solutions LLC
3,322,801	8.807%, 08/18/2028(e) 3 mo. USD Term SOFR + 4.250%	3,171,614
	Illuminate Buyer LLC
99,250	7.327%, 12/31/2029(e) 1 mo. USD Term SOFR + 3.000%	99,669
	Nouryon Finance BV
683,267	7.510%, 04/03/2028(e) 3 mo. USD Term SOFR + 3.250%	687,325
	Power Services Holding Co.
64,489	8.941%, 11/22/2028(e) 1 mo. USD Term SOFR + 4.500%	64,333
	SCIH Salt Holdings, Inc.
418,548	7.280%-7.324%, 01/31/2029(e) 3 mo. USD Term SOFR + 3.000%	419,180

		5,219,898

Communications: 2.8%
	Cengage Learning, Inc.
110,246	7.822%-7.830%, 03/24/2031(e) 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%	110,638
	Charter Communications Operating LLC
1,515,598	6.298%, 12/07/2030(e) 3 mo. USD Term SOFR + 2.000%	1,516,545
	CNT Holdings I Corp.
69,825	6.780%, 11/08/2032(e) 3 mo. USD Term SOFR + 2.500%	70,076
	Connect Finco SARL
3,276,966	8.827%, 09/27/2029(e) 1 mo. USD Term SOFR + 4.500%	3,123,588

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	13

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Communications (continued)
	Cyxtera DC Holdings, Inc.
$ 132,288	0.000%, 01/16/2026(k)	$728
	Eagle Broadband Investments LLC
2,434,495	7.557%, 11/12/2027(e) 3 mo. USD Term SOFR + 3.000%	2,427,399
	Firstdigital Communications LLC
49,125	8.691%, 12/17/2026(e) 1 mo. USD Term SOFR + 4.250%	48,349
	Iridium Satellite LLC
1,968,435	6.577%, 09/20/2030(e) 1 mo. USD Term SOFR + 2.250%	1,973,710
	LendingTree, Inc.
543,200	8.442%, 09/15/2028(e) 1 mo. USD Term SOFR + 4.000%	545,916
	Level 3 Financing, Inc.
20,000	8.577%, 03/27/2032(e) 1 mo. USD Term SOFR + 4.250%	20,246
	Midcontinent Communications
853,550	6.818%, 08/16/2031(e) 1 mo. USD Term SOFR + 2.500%	857,459
	Nexstar Broadcasting, Inc.
1,020,000	0.000%, 06/23/2032(l)	1,019,362
	Speedster Bidco GmbH
149,625	7.546%, 12/10/2031(e) 3 mo. USD Term SOFR + 3.250%	150,701
	Sunrise Financing Partnership
150,000	6.793%, 02/15/2032(e) 3 mo. USD Term SOFR + 2.500%	149,859
	Syndigo LLC
119,075	9.094%, 12/15/2027(e) 3 mo. USD Term SOFR + 4.500%	119,745
	TripAdvisor, Inc.
99,499	7.077%, 07/08/2031(e) 1 mo. USD Term SOFR + 2.750%	99,374
	Xplornet Communications, Inc.
4,032	9.594%, 10/24/2029(e)(m) 3 mo. USD Term SOFR + 1.500% Cash, 3.500% PIK	3,866
14,239	6.094%, 10/24/2031(e) 3 mo. USD Term SOFR + 1.500%	10,661

		12,248,222

Consumer, Cyclical: 2.8%
	ABG Intermediate Holdings 2 LLC
136,469	6.577%, 12/21/2028(e) 1 mo. USD Term SOFR + 2.250%	136,564
	Accuride Intermediate Co., Inc.
15,570	8.810%, 03/07/2030(e) 3 mo. USD Term SOFR + 4.500%	15,577
	Air Canada
59,548	6.322%, 03/21/2031(e) 1 mo. USD Term SOFR + 2.000%	59,725
	Allen Media LLC
502,092	9.946%, 02/10/2027(e) 3 mo. USD Term SOFR + 5.500%	324,100
	Alterra Mountain Co.
149,001	7.327%, 05/31/2030(e) 1 mo. USD Term SOFR + 3.000%	149,747

Principal Amount^		Value

Consumer, Cyclical (continued)
	American Airlines, Inc.
$ 515,000	6.522%, 04/20/2028(e) 3 mo. USD Term SOFR + 2.250%	$512,384
	Arcis Golf LLC
123,750	7.046%, 11/24/2028(e) 3 mo. USD Term SOFR + 2.750%	124,137
425,254	7.077%, 11/24/2028(e) 1 mo. USD Term SOFR + 2.750%	426,583
	Beach Acquisition Bidco LLC
855,000	0.000%, 06/25/2032(l)	860,344
	Bulldog Purchaser, Inc.
548,872	8.035%-8.057%, 06/27/2031(e) 1 mo. USD Term SOFR + 3.750%, 3 mo. USD Term SOFR + 3.750%	550,656
	Caesars Entertainment, Inc.
97,904	6.577%, 02/06/2030(e) 1 mo. USD Term SOFR + 2.250%	97,978
98,998	6.577%, 02/06/2031(e) 1 mo. USD Term SOFR + 2.250%	99,060
	EG Group Ltd.
99,250	8.583%, 02/07/2028(e) 3 mo. USD Term SOFR + 4.250%	99,826
	Epic Creations, Inc.
58	0.000%, 07/31/2025(l)	59
156	14.325%, 07/31/2025(e) 1 mo. USD Term SOFR + 10.000%	156
	Fertitta Entertainment LLC
223,151	7.827%, 01/27/2029(e) 1 mo. USD Term SOFR + 3.500%	223,160
	First Brands Group LLC
67,123	9.541%, 03/30/2027(e) 3 mo. USD Term SOFR + 5.000%	63,602
	Flutter Financing BV
8,000	0.000%, 11/30/2030(l)	7,990
101,485	6.046%, 11/30/2030(e) 3 mo. USD Term SOFR + 1.750%	101,358
250,000	6.296%, 06/04/2032(e) 3 mo. USD Term SOFR + 2.000%	250,312
	Foundation Building Materials Holding Co. LLC
98,750	8.280%, 01/29/2031(e) 3 mo. USD Term SOFR + 4.000%	96,951
	FR Refuel LLC
86,948	9.191%, 11/08/2028(e) 1 mo. USD Term SOFR + 4.750%	86,296
	Gibson Brands, Inc.
96,500	9.541%, 08/11/2028(e) 3 mo. USD Term SOFR + 5.000%	92,640
	Gloves Buyer, Inc.
345,000	8.321%, 01/17/2032(e) 1 mo. USD Term SOFR + 4.000%	338,962
	Great Outdoors Group LLC
3,318,836	7.577%, 01/23/2032(e) 1 mo. USD Term SOFR + 3.250%	3,319,367
	Hilton Grand Vacations Borrower LLC
124,063	0.000%, 01/17/2031(l)	124,073
	Hunter Douglas, Inc.
448,498	7.546%, 01/20/2032(e) 3 mo. USD Term SOFR + 3.250%	447,471
	Laseraway Intermediate Holdings II LLC
90,268	10.291%, 10/14/2027(e) 3 mo. USD Term SOFR + 5.750%	86,883

The accompanying notes are an integral part of these financial statements.

14	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Consumer, Cyclical (continued)
	Oil Changer Holding Corp.
$ 84,391	11.053%-11.196%, 02/08/2027(e) 1 mo. USD Tem SOFR + 6.750%, 6 mo. USD Term SOFR + 6.750	$83,758
	Pacific Bells LLC
158,333	8.557%, 11/13/2028(e) 3 mo. USD Term SOFR + 4.000%	158,992
	Park River Holdings, Inc.
224,414	7.800%, 12/28/2027(e) 3 mo. USD Term SOFR + 3.250%	219,083
	PCI Gaming Authority
148,624	6.327%, 07/18/2031(e) 1 mo. USD Term SOFR + 2.000%	148,779
	Peer Holding III BV
99,500	6.796%, 07/01/2031(e) 3 mo. USD Term SOFR + 2.500%	100,159
	QSRP Finco BV
500,000 (EUR)	0.000%, 06/19/2031(l)	590,890
500,000 (EUR)	0.000%, 06/19/2031(l)	590,891
	Recess Holdings, Inc.
98,754	8.025%, 02/20/2030(e) 3 mo. USD Term SOFR + 3.750%	99,125
	Station Casinos LLC
498,737	6.327%, 03/14/2031(e) 1 mo. USD Term SOFR + 2.000%	500,186
	Tacala LLC
49,395	7.827%, 01/31/2031(e) 1 mo. USD Term SOFR + 3.500%	49,699
	Topgolf Callaway Brands Corp.
24,934	7.327%, 03/18/2030(e) 1 mo. USD Term SOFR + 3.000%	24,603
	UFC Holdings LLC
149,250	6.572%, 11/21/2031(e) 3 mo. USD Term SOFR + 2.250%	149,977
	United Airlines, Inc.
559,377	6.275%, 02/22/2031(e) 3 mo. USD Term SOFR + 2.000%	561,301
	Vista Management Holding, Inc.
172,279	8.048%, 04/01/2031(e) 3 mo. USD Term SOFR + 3.750%	172,926
	White Cap Buyer LLC
248,999	7.577%, 10/19/2029(e) 1 mo. USD Term SOFR + 3.250%	248,020

		12,394,350

Consumer, Non-cyclical: 4.4%
	A-AG U.S. GSI Bidco, Inc.
2,174,550	9.296%, 10/31/2031(e) 3 mo. USD Term SOFR + 5.000%	2,169,114
	Albion Financing 3 SARL
99,003	7.322%, 08/16/2029(e) 3 mo. USD Term SOFR + 3.000%	99,281
	American Auto Auction Group LLC
548,625	8.830%, 05/28/2032(e) 3 mo. USD Term SOFR + 4.500%	551,969
	American Residential Services LLC
149,223	7.530%, 02/02/2032(e) 3 mo. USD Term SOFR + 3.250%	149,782

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	Amspec Parent LLC
$ 33,333	0.000%, 12/22/2031(l)	$33,542
86,667	7.796%, 12/22/2031(e) 3 mo. USD Term SOFR + 3.500%	87,208
216,667	0.000%, 12/22/2031(l)	218,021
	Bausch Health Cos., Inc.
20,000	10.561%, 10/08/2030(e) 1 mo. USD Term SOFR + 6.250%	19,333
	Blue Ribbon LLC
206,250	10.546%, 05/08/2028(e) 3 mo. USD Term SOFR + 6.000%	160,789
	CCRR Parent, Inc.
298,702	8.697%, 03/06/2028(e) 3 mo. USD Term SOFR + 4.250%	131,055
	Chef’s Warehouse Leasing Co. LLC
84,250	6.842%, 08/23/2029(e) 1 mo. USD Term SOFR + 3.000%	84,812
	CHG PPC Parent LLC
69,274	7.441%, 12/08/2028(e) 1 mo. USD Term SOFR + 3.000%	69,621
	Citrin Cooperman Advisors LLC
140,909	7.316%, 04/01/2032(e) 3 mo. USD Term SOFR + 3.000%	141,026
	Congruex Group LLC
46,437	5.930%, 05/03/2029(e) 3 mo. USD Term SOFR + 1.500%	40,700
	Dermatology Intermediate Holdings III, Inc.
97,980	8.530%, 03/30/2029(e) 3 mo. USD Term SOFR + 4.250%	89,081
	EyeCare Partners LLC
20,039	9.877%, 08/31/2028(e) 6 mo. USD Term SOFR + 5.750%	20,430
71,172	4.610%, 11/30/2028(e)(m) 6 mo. USD Term SOFR + 1.000% Cash, 3.610% PIK	56,552
	Florida Food Products LLC
66,392	9.557%, 10/18/2028(e) 3 mo. USD Term SOFR + 5.000%	45,147
	Fugue Finance BV
149,126	7.583%, 01/09/2032(e) 3 mo. USD Term SOFR + 3.250%	150,198
400,000	7.571%, 01/09/2032(e) 3 mo. USD Term SOFR + 3.250%	402,876
	Global Medical Response, Inc.
254,423	9.829%, 10/31/2028(e)(m) 3 mo. USD Term SOFR + 4.750% Cash, 0.750% PIK	255,095
	Grant Thornton Advisors LLC
350,000	7.327%, 06/02/2031(e) 1 mo. USD Term SOFR + 3.000%	351,006
	Help At Home, Inc.
168,473	9.327%, 09/24/2031(e) 1 mo. USD Term SOFR + 5.000%	164,110
	Holding Socotec
49,500	8.040%, 06/30/2028(e) 3 mo. USD Term SOFR + 3.750%	49,748
	Imagefirst Holdings LLC
150,000	7.574%, 03/12/2032(e) 3 mo. USD Term SOFR + 3.250%	150,188

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	15

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Consumer, Non-cyclical (continued)
	Inception Holdco SARL
$ 99,000	8.046%, 04/09/2031(e) 3 mo. USD Term SOFR + 3.750%	$99,991
450,000	0.000%, 04/09/2031(l)	454,502
	Jazz Financing Lux SARL
2,191,183	6.577%, 05/05/2028(e) 1 mo. USD Term SOFR + 2.250%	2,203,213
	MB2 Dental Solutions LLC
5,000	0.500%, 02/13/2031(e)	4,375
11,868	9.822%-9.827%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	11,868
13,802	9.827%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	13,802
95,318	9.827%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	95,123
	Medline Borrower LP
2,256,657	6.577%, 10/23/2028(e) 1 mo. USD Term SOFR + 2.250%	2,261,791
	Moran Foods LLC
5,688	11.646%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	484
12,145	11.646%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	7,691
12,504	11.646%, 06/30/2026(e) 3 mo. USD Term SOFR + 2.000%	12,504
	MPH Acquisition Holdings LLC
78,957	8.030%, 12/31/2030(e) 3 mo. USD Term SOFR + 3.750%	77,931
654,505	9.141%, 12/31/2030(e) 3 mo. USD Term SOFR + 4.600%	589,054
	NFM & J LP
47,973	10.087%, 11/30/2027(e) 6 mo. USD Term SOFR + 5.750%	47,328
48,766	10.087%-10.183%, 11/30/2027(e) 3 mo. USD Tem SOFR +5.750%, 6 mo. USD Term SOFR + 5.750	48,110
	PABST Financing Newco LLC
77,067	12.259%, 05/08/2028(e) 3 mo. USD Term SOFR + 8.000%	77,453
	Pacific Dental Services LLC
198,992	7.068%, 03/15/2031(e) 1 mo. USD Term SOFR + 2.750%	199,401
	Parexel International Corp.
2,068,864	6.827%, 11/15/2028(e) 1 mo. USD Term SOFR + 2.500%	2,071,771
	Priority Holdings LLC
1,256,220	9.077%, 05/16/2031(e) 1 mo. USD Term SOFR + 4.750%	1,261,559
	Resonetics LLC
88,007	7.569%, 06/18/2031(e) 3 mo. USD Term SOFR + 3.250%	88,169
	ScribeAmerica Intermediate Holdco LLC
46,475	13.000%, 10/30/2025(e) U.S. (Fed) Prime Rate - 5.500%	37,296
	Secretariat Advisors LLC
89,024	8.296%, 02/28/2032(e) 3 mo. USD Term SOFR + 4.000%	89,247

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	Sotera Health Holdings LLC
$ 2,211,330	7.546%, 05/30/2031(e) 3 mo. USD Term SOFR + 3.250%	$2,223,780
	Southern Veterinary Partners LLC
207,693	7.527%, 12/04/2031(e) 3 mo. USD Term SOFR + 3.250%	208,171
	System One Holdings LLC
1,126,377	8.046%, 03/02/2028(e) 3 mo. USD Term SOFR + 3.750%	1,129,193
	TMF Group Holding BV
169,152	7.035%, 05/03/2028(e) 3 mo. USD Term SOFR + 2.750%	169,946
	Women’s Care Enterprises LLC
188,885	8.880%, 01/15/2028(e) 3 mo. USD Term SOFR + 4.500%	173,932

		19,348,369

Energy: 1.2%
	AL GCX Holdings LLC
147,288	6.313%, 05/17/2029(e) 1 mo. USD Term SOFR + 2.000%	147,695
	AL NGPL Holdings LLC
279,353	6.785%, 04/13/2028(e) 3 mo. USD Term SOFR + 2.500%	279,527
	BANGL LLC
98,252	8.788%, 02/01/2029(e) 3 mo. USD Term SOFR + 4.500%	98,744
	GIP Pilot Acquisition Partners LP
46,819	6.277%, 10/04/2030(e) 3 mo. USD Term SOFR + 2.000%	47,034
	Hilcorp Energy I LP
2,049,863	6.314%, 02/11/2030(e) 1 mo. USD Term SOFR + 2.000%	2,056,268
	Lealand Finance Co. BV
19,301	12.090%, 06/30/2027(e) 1 mo. USD Term SOFR + 7.500%	15,827
45,798	7.441%, 06/30/2027(e) 1 mo. USD Term SOFR + 3.000%	29,998
421,231	8.572%, 06/30/2027(e) 3 mo. USD Term SOFR + 4.000%	240,102
1,493,902	8.411%, 12/31/2027(e)(m) 1 mo. USD Term SOFR + 1.000% Cash, 3.000% PIK	784,298
	Par Petroleum LLC
183,872	8.009%, 02/28/2030(e) 3 mo. USD Term SOFR + 3.750%	182,609
	Rockpoint Gas Storage Partners LP
895,500	7.296%, 09/18/2031(e) 3 mo. USD Term SOFR + 3.000%	899,924
	Venture Global Calcasieu Pass LLC
16,487	7.302%, 08/19/2026(e) 1 mo. USD Term SOFR + 2.875%	16,492
	Whitewater Matterhorn Holdings LLC
550,000	6.569%, 06/16/2032(e) 3 mo. USD Term SOFR + 2.250%	550,459

		5,348,977

Financial: 2.2%
	AllSpring Buyer LLC
373,070	7.296%, 11/01/2030(e) 3 mo. USD Term SOFR + 3.000%	375,635

The accompanying notes are an integral part of these financial statements.

16	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Financial (continued)
	AmWINS Group, Inc.
$ 149,250	6.577%, 01/30/2032(e) 1 mo. USD Term SOFR + 2.250%	$149,469
	Apex Group Treasury LLC
179,550	7.825%, 02/27/2032(e) 1 mo. USD Term SOFR + 3.500%	179,158
	AqGen Island Holdings, Inc.
98,430	7.327%, 08/02/2028(e) 1 mo. USD Term SOFR + 3.000%	98,738
	Ardonagh Midco 3 PLC
149,625	6.929%-7.046%, 02/15/2031(e) 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%	148,877
	Aretec Group, Inc.
148,256	7.827%, 08/09/2030(e) 1 mo. USD Term SOFR + 3.500%	148,692
	Astra Acquisition Corp.
839,743	0.000%, 10/25/2029(l)	5,601
	Asurion LLC
74,562	8.577%, 09/19/2030(e) 1 mo. USD Term SOFR + 4.250%	72,809
97,995	8.677%, 08/19/2028(e) 1 mo. USD Term SOFR + 4.250%	97,093
400,000	0.000%, 09/19/2030(l)	389,100
	Blackhawk Network Holdings, Inc.
159,051	8.327%, 03/12/2029(e) 1 mo. USD Term SOFR + 4.000%	160,107
	Capstone Acquisition Holdings, Inc.
136,890	8.927%, 11/13/2029(e) 1 mo. USD Term SOFR + 4.500%	136,227
	Cfc Bidco 2022 Ltd.
550,000	0.000%, 05/30/2032(l)	548,625
	Chrysaor Bidco SARL
92,649	7.242%, 10/30/2031(e) 3 mo. USD Term SOFR + 3.500%	93,382
	Citadel Securities LP
148,016	6.327%, 10/31/2031(e) 1 mo. USD Term SOFR + 2.000%	148,784
	Cliffwater LLC
139,650	9.280%, 04/22/2032(e) 3 mo. USD Term SOFR + 5.000%	139,650
	CoreLogic, Inc.
548,575	7.941%, 06/02/2028(e) 1 mo. USD Term SOFR + 3.500%	543,690
	Cross Financial Corp.
99,500	7.577%, 10/31/2031(e) 1 mo. USD Term SOFR + 3.250%	100,060
	Deerfield Dakota Holding LLC
99,217	8.046%, 04/09/2027(e) 3 mo. USD Term SOFR + 3.750%	96,640
	Eisner Advisory Group LLC
98,507	8.327%, 02/28/2031(e) 1 mo. USD Term SOFR + 4.000%	99,061
	Fiserv Investment Solutions, Inc.
98,446	8.322%, 02/18/2027(e) 3 mo. USD Term SOFR + 4.000%	97,584

Principal Amount^		Value

Financial (continued)
	Focus Financial Partners LLC
$ 49,750	7.077%, 09/15/2031(e) 1 mo. USD Term SOFR + 2.750%	$49,701
	Higginbotham Insurance Agency, Inc.
141,852	8.830%, 11/24/2028(e) 1 mo. USD Term SOFR + 4.500%	140,936
	HighTower Holdings LLC
535,406	7.260%, 02/03/2032(e) 3 mo. USD Term SOFR + 3.000%	534,962
	Howden Group Holdings Ltd.
148,875	7.327%, 02/15/2031(e) 1 mo. USD Term SOFR + 3.000%	149,509
	HV Eight LLC
401,192 (EUR)	5.480%, 11/22/2027(e) 3 mo. EURIBOR + 3.500%	470,877
	IMC Financing LLC
550,000	7.815%, 06/02/2032(e) 1 mo. USD Term SOFR + 3.500%	554,125
	KREF Holdings X LLC
2,738,045	7.561%, 03/05/2032(e) 1 mo. USD Term SOFR + 3.250%	2,756,020
	Orion U.S. Finco, Inc.
550,000	0.000%, 05/20/2032(l)	552,338
	PMH Newco LP
228,899	7.129%, 10/02/2030(e) 3 mo. USD Term SOFR + 3.150%	228,566
	PMH SPV C LLC
63,429	7.129%, 10/02/2030(e) 3 mo. USD Term SOFR + 3.150%	63,206
	Saphilux SARL
200,000	0.000%, 07/18/2028(l)	201,333
299,003	7.785%-8.260%, 07/18/2028(e) 6 mo. USD Tem SOFR + 3.500%, 6 mo. USD Term SOFR + 4.000% 6 mo. USD Tem SOFR + 3.500%, 6 mo. USD Term SOFR + 4.000%	300,995

		9,831,550

Industrial: 2.8%
	Anchor Packaging, Inc.
98,227	7.562%, 07/18/2029(e) 1 mo. USD Term SOFR + 3.250%	98,853
	API Holdings III LLC
8,163	11.296%, 03/25/2027(e)(m) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	8,261
108,389	11.296%, 05/10/2027(e)(m) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	91,995
	Azuria Water Solutions, Inc.
233,040	7.327%, 05/17/2028(e) 1 mo. USD Term SOFR + 3.000%	234,205
	Bettcher Industries, Inc.
148,468	8.296%, 12/14/2028(e) 3 mo. USD Term SOFR + 4.000%	147,973
	Brown Group Holding LLC
548,220	6.780%-6.833%, 07/01/2031(e) 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%	549,498
	Climater Bidco II SAS
500,000 (EUR)	0.000%, 03/31/2032(l)	589,210

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	17

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Industrial (continued)
	Cobham Ultra SeniorCo SARL
$ 578,550	8.177%, 08/03/2029(e) 6 mo. USD Term SOFR + 3.500%	$579,944
	Cube Industrials Buyer, Inc.
149,625	7.522%, 10/17/2031(e) 3 mo. USD Term SOFR + 3.250%	150,607
	Dispatch Acquisition Holdings LLC
59,453	8.696%, 03/27/2028(e) 3 mo. USD Term SOFR + 4.250%	58,529
	EMRLD Borrower LP
84,468	6.833%, 05/31/2030(e) 3 mo. USD Term SOFR + 2.500%	84,503
2,526,087	6.827%, 08/04/2031(e) 1 mo. USD Term SOFR + 2.500%	2,525,190
	Engineered Machinery Holdings, Inc.
199,483	8.057%, 05/19/2028(e) 3 mo. USD Term SOFR + 3.750%	200,927
	Genesee & Wyoming, Inc.
148,875	6.046%, 04/10/2031(e) 3 mo. USD Term SOFR + 1.750%	148,274
	GrafTech Finance, Inc.
42,667	10.320%, 12/21/2029(e) 1 mo. USD Term SOFR + 6.000%	42,987
	Ilpea Parent, Inc.
466,642	8.330%, 06/22/2028(e) 1 mo. USD Term SOFR + 4.000%	466,789
	KKR Apple Bidco LLC
149,250	6.827%, 09/23/2031(e) 1 mo. USD Term SOFR + 2.500%	149,157
	Knife River Holdco
199,500	6.310%, 03/08/2032(e) 3 mo. USD Term SOFR + 2.000%	200,374
	Mannington Mills, Inc.
99,250	9.046%, 03/25/2032(e) 3 mo. USD Term SOFR + 4.750%	97,885
	Mauser Packaging Solutions Holding Co.
75,000	0.000%, 04/15/2027(l)	75,100
	Michael Baker International LLC
398,128	8.280%, 12/01/2028(e) 3 mo. USD Term SOFR + 4.000%	400,368
	Minimax Viking GmbH
180,000	6.577%, 03/17/2032(e) 1 mo. USD Term SOFR + 2.250%	181,013
	NA Rail HoldCo LLC
150,000	7.310%, 03/08/2032(e) 3 mo. USD Term SOFR + 3.000%	150,656
	Newly Weds Foods, Inc.
100,000	6.562%, 03/15/2032(e) 1 mo. USD Term SOFR + 2.250%	100,000
	Pelican Products, Inc.
97,970	8.807%, 12/29/2028(e) 3 mo. USD Term SOFR + 4.250%	86,152
	Propulsion BC Finco SARL
650,746	7.546%, 09/14/2029(e) 3 mo. USD Term SOFR + 3.250%	653,186

Principal Amount^		Value

Industrial (continued)
	Quikrete Holdings, Inc.
$ 69,825	6.577%, 02/10/2032(e) 1 mo. USD Term SOFR + 2.250%	$69,816
96,887	6.577%, 04/14/2031(e) 1 mo. USD Term SOFR + 2.250%	96,826
	Roper Industrial Products Investment Co. LLC
538,647	7.046%, 11/22/2029(e) 3 mo. USD Term SOFR + 2.750%	538,243
	Savage Enterprises LLC
200,000	0.000%, 09/15/2028(l)	200,853
	Service Logic Acquisition, Inc.
197,490	7.280%, 10/29/2027(e) 3 mo. USD Term SOFR + 3.000%	197,983
	Stonepeak Nile Parent LLC
2,260,000	9.250%, 04/09/2032(e) U.S. (Fed) Prime Rate - 1.750%	2,270,170
	Student Transportation of America Holdings, Inc.
513,333	7.571%, 06/24/2032(e) 3 mo. USD Term SOFR + 3.250%	515,017
	Tidal Waste & Recycling Holdings LLC
518,700	7.296%, 10/24/2031(e) 3 mo. USD Term SOFR + 3.000%	522,372
	Wrench Group LLC
49,874	8.557%, 10/30/2028(e) 3 mo. USD Term SOFR + 4.000%	49,773

		12,532,689

Technology: 1.6%
	Apttus Corp.
127,762	7.780%, 05/08/2028(e) 3 mo. USD Term SOFR + 3.500%	128,369
	Aston FinCo SARL
94,750	8.691%, 10/09/2026(e) 1 mo. USD Term SOFR + 4.250%	91,434
	Athenahealth Group, Inc.
159,600	7.077%, 02/15/2029(e) 1 mo. USD Term SOFR + 2.750%	159,620
2,153,993	7.077%, 02/15/2029(e) 1 mo. USD Term SOFR + 2.750%	2,154,262
	Boxer Parent Co., Inc.
99,750	7.333%, 07/30/2031(e) 3 mo. USD Term SOFR + 3.000%	99,245
	Central Parent, Inc.
610,735	7.546%, 07/06/2029(e) 3 mo. USD Term SOFR + 3.250%	511,521
	Clearwater Analytics LLC
775,000	6.529%, 04/21/2032(e) 3 mo. USD Term SOFR + 2.250%	775,969
	Constant Contact, Inc.
875,000	12.018%, 02/12/2029(e) 3 mo. USD Term SOFR + 7.500%	751,406
	Curriculum Associates LLC
125,158	9.049%, 05/07/2032(e) 3 mo. USD Term SOFR + 4.750%	124,533
	Cvent, Inc.
99,500	7.046%, 06/17/2030(e) 3 mo. USD Term SOFR + 2.750%	99,638
	Darktrace PLC
79,800	7.458%, 10/09/2031(e) 3 mo. USD Term SOFR + 3.250%	79,969

The accompanying notes are an integral part of these financial statements.

18	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Technology (continued)
	Drake Software LLC
$ 547,844	8.546%, 06/26/2031(e) 3 mo. USD Term SOFR + 4.250%	$546,475
	E2open LLC
199,481	0.000%, 02/04/2028(l)	200,408
	Finastra USA, Inc.
1,985	11.573%, 09/13/2029(e) 3 mo. USD Term SOFR + 7.250%	1,997
89,863	11.428%, 09/13/2029(e) 6 mo. USD Term SOFR + 7.250%	90,424
	Kaseya, Inc.
99,750	7.577%, 03/20/2032(e) 1 mo. USD Term SOFR + 3.250%	100,257
	Modena Buyer LLC
75,000	0.000%, 07/01/2031(l)	72,422
99,500	8.780%, 07/01/2031(e) 3 mo. USD Term SOFR + 4.500%	96,080
	Planview Parent, Inc.
149,177	7.796%, 12/17/2027(e) 3 mo. USD Term SOFR + 3.500%	145,503
	Press Ganey Holdings, Inc.
99,250	7.577%, 04/30/2031(e) 1 mo. USD Term SOFR + 3.250%	99,550
	Project Ruby Ultimate Parent Corp.
148,753	7.441%, 03/10/2028(e) 1 mo. USD Term SOFR + 3.000%	149,093
	PushPay USA, Inc.
99,500	8.296%, 08/15/2031(e) 3 mo. USD Term SOFR + 4.000%	100,370
	Sitecore Holding III AS
137,856	11.724%, 03/12/2029(e) 3 mo. USD Term SOFR + 7.250%	137,363
	Vision Solutions, Inc.
3,437	8.541%, 04/24/2028(e) 3 mo. USD Term SOFR + 4.000%	3,272
	World Wide Technology Holding Co. LLC
188,108	6.562%, 03/01/2030(e) 1 mo. USD Term SOFR + 2.250%	189,284
	Zuora, Inc.
150,000	7.827%, 02/14/2032(e) 1 mo. USD Term SOFR + 3.500%	149,531

		7,057,995

Utilities: 0.9%
	Calpine Construction Finance Co. LP
99,500	6.327%, 07/31/2030(e) 1 mo. USD Term SOFR + 2.000%	99,625
	Eastern Power LLC
3,537,026	9.577%, 04/03/2028(e) 1 mo. USD Term SOFR + 5.250%	3,547,831
	Powergrid Services LLC
54,118	0.000%, 07/01/2032(l)	54,118
120,000	0.000%, 07/01/2030(l)	111,600
175,882	0.000%, 07/01/2032(l)	175,882

		3,989,056

TOTAL BANK LOANS (Cost $87,763,156)		87,971,106

Principal Amount^		Value

CONVERTIBLE BONDS: 0.3%

Communications: 0.0%
	Cable One, Inc.
$ 50,000	5.117%, 03/15/2026(i)	$47,430

Energy: 0.3%
	XPLR Infrastructure LP
745,000	6.161%, 11/15/2025(d)(i)	727,307
610,000	2.500%, 06/15/2026(d)	584,074

		1,311,381

TOTAL CONVERTIBLE BONDS (Cost $1,359,613)		1,358,811

CORPORATE BONDS: 43.8%

Basic Materials: 2.1%
	Alumina Pty. Ltd.
200,000	6.375%, 09/15/2032(d)	203,372
	AngloGold Ashanti Holdings PLC
240,000	3.375%, 11/01/2028	229,208
	ArcelorMittal SA
55,000	6.800%, 11/29/2032(c)	60,486
	Arsenal AIC Parent LLC
100,000	8.000%, 10/01/2030(d)	106,844
	Compass Minerals International, Inc.
100,000	8.000%, 07/01/2030(d)	103,318
	Dow Chemical Co.
100,000	6.900%, 05/15/2053	107,714
	Glencore Funding LLC
455,000	6.500%, 10/06/2033(d)	493,865
	Methanex U.S. Operations, Inc.
3,140,000	6.250%, 03/15/2032(d)	3,128,480
	Minerals Technologies, Inc.
165,000	5.000%, 07/01/2028(d)	162,410
	Olin Corp.
3,760,000	6.625%, 04/01/2033(d)	3,700,558
	RPM International, Inc.
300,000	2.950%, 01/15/2032	264,787
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(d)	124,194
	SK Invictus Intermediate II SARL
100,000	5.000%, 10/30/2029(d)	96,878
	SNF Group SACA
100,000 (EUR)	4.500%, 03/15/2032(d)	121,094
	Southern Copper Corp.
220,000	7.500%, 07/27/2035	252,749
	Steel Dynamics, Inc.
80,000	5.250%, 05/15/2035	80,100
	Unigel Luxembourg SA
56,454	11.000%, 12/31/2028(d)(m) Cash 11.000% + PIK Rate 12.000%	15,807
242,753	11.000%, 12/31/2028(m) Cash 11.000% + PIK Rate 12.000%	67,971

		9,319,835

Communications: 2.7%
	Altice France SA
200,000	5.500%, 10/15/2029(d)	166,375
	AMC Networks, Inc.
50,000	10.250%, 01/15/2029(d)	51,977
150,000	4.250%, 02/15/2029	120,310
500,000	10.500%, 07/15/2032(d)(h)	504,080

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	19

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Communications (continued)
	Bell Telephone Co. of Canada or Bell Canada
$ 200,000	6.875%, 09/15/2055(g) 5 yr. CMT + 2.390%	$204,607
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(c)(d)(g) 5 yr. CMT + 3.493%	183,444
	CCO Holdings LLC/CCO Holdings Capital Corp.
325,000	5.125%, 05/01/2027(d)	324,285
1,255,000	7.375%, 03/01/2031(d)	1,310,264
	Charter Communications Operating LLC/Charter Communications Operating Capital
15,000	4.800%, 03/01/2050	12,034
60,000	3.700%, 04/01/2051	40,056
40,000	5.250%, 04/01/2053	34,045
70,000	6.834%, 10/23/2055	71,802
370,000	4.400%, 12/01/2061	259,807
	Cogent Communications Group LLC/Cogent Finance, Inc.
71,000	7.000%, 06/15/2027(d)	71,194
	Connect Finco SARL/Connect U.S. Finco LLC
290,000	9.000%, 09/15/2029(d)	291,852
	CSC Holdings LLC
100,000	11.750%, 01/31/2029(d)	95,217
	FactSet Research Systems, Inc.
172,000	3.450%, 03/01/2032	156,843
	Fox Corp.
300,000	6.500%, 10/13/2033	324,706
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
678,000	3.500%, 03/01/2029(d)	641,282
	iHeartCommunications, Inc.
104,000	7.750%, 08/15/2030(d)	79,950
	Juniper Networks, Inc.
320,000	2.000%, 12/10/2030	278,388
	Koninklijke KPN NV
100,000	8.375%, 10/01/2030	117,420
	Level 3 Financing, Inc.
34,149	11.000%, 11/15/2029(d)	39,220
206,000	4.500%, 04/01/2030(d)	187,460
	Match Group Holdings II LLC
50,000	5.000%, 12/15/2027(d)	49,719
50,000	4.625%, 06/01/2028(d)	48,801
	McGraw-Hill Education, Inc.
100,000	5.750%, 08/01/2028(d)	100,648
40,000	8.000%, 08/01/2029(d)	40,740
	Motorola Solutions, Inc.
320,000	2.750%, 05/24/2031	286,841
467,000	5.600%, 06/01/2032	486,845
290,000	5.400%, 04/15/2034	295,894
	Paramount Global
260,000	6.875%, 04/30/2036	266,494
16,000	5.900%, 10/15/2040	14,627
345,000	4.375%, 03/15/2043	254,125

Principal Amount^		Value

Communications (continued)
$ 90,000	5.850%, 09/01/2043	$78,502
23,000	5.250%, 04/01/2044	18,327
28,000	4.900%, 08/15/2044	21,639
	QTS Good News Facility Revr
309,674	7.800%, 10/09/2028	309,674
	QTS Good News Facility TL
500,000	0.010%, 10/09/2028	499,795
	Rakuten Group, Inc.
477,000	9.750%, 04/15/2029(d)	524,260
	Rogers Communications, Inc.
150,000	7.000%, 04/15/2055(g) 5 yr. CMT + 2.653%	153,318
	Sunrise FinCo I BV
450,000	4.875%, 07/15/2031(d)	425,869
	TEGNA, Inc.
615,000	4.625%, 03/15/2028	599,978
	Telefonica Emisiones SA
300,000	7.045%, 06/20/2036	333,387
	TELUS Corp.
200,000	6.625%, 10/15/2055(g) 5 yr. CMT + 2.769%	201,417
200,000	7.000%, 10/15/2055(g) 5 yr. CMT + 2.709%	202,066
	Time Warner Cable LLC
20,000	6.550%, 05/01/2037	20,675
	Uber Technologies, Inc.
630,000	4.500%, 08/15/2029(d)	626,560
30,000	4.800%, 09/15/2034	29,473
	VeriSign, Inc.
232,000	2.700%, 06/15/2031	207,684
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(d)	91,460
	Vodafone Group PLC
100,000	5.125%, 06/04/2081(g) 5 yr. CMT + 3.073%	75,894

		11,831,330

Consumer, Cyclical: 5.3%
	Advance Auto Parts, Inc.
100,000	5.900%, 03/09/2026	100,076
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(d)	72,794
	Air Canada Pass Through Trust
11,801	Series 2020-2-A 5.250%, 10/01/2030(d)	11,923
	Allison Transmission, Inc.
1,024,000	3.750%, 01/30/2031(d)	939,219
	Allwyn Entertainment Financing U.K. PLC
120,000 (EUR)	7.250%, 04/30/2030	150,503
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
631,667	5.500%, 04/20/2026(d)	630,621
	AutoNation, Inc.
550,000	5.890%, 03/15/2035	558,284
	Beach Acquisition Bidco LLC
100,000 (EUR)	5.250%, 07/15/2032(d)(h)	118,684
	Carnival Corp.
130,000	6.125%, 02/15/2033(d)	133,093
	Choice Hotels International, Inc.
545,000	5.850%, 08/01/2034	550,444

The accompanying notes are an integral part of these financial statements.

20	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Cyclical (continued)
	Clarios Global LP/Clarios U.S. Finance Co.
$ 200,000	6.750%, 02/15/2030(d)	$207,662
300,000 (EUR)	4.750%, 06/15/2031(d)	355,087
	Crocs, Inc.
135,000	4.125%, 08/15/2031(d)	121,709
	Deuce Finco PLC
100,000 (GBP)	5.500%, 06/15/2027	136,362
100,000 (GBP)	5.500%, 06/15/2027(d)	136,362
	Essendi SA
200,000 (EUR)	5.375%, 05/15/2030(d)	240,414
200,000 (EUR)	5.625%, 05/15/2032(d)	237,796
100,000 (EUR)	5.810%, 05/15/2032(d)(e) 3 mo. EURIBOR + 3.750%	119,017
	Ferrellgas LP/Ferrellgas Finance Corp.
140,000	5.375%, 04/01/2026(d)	138,924
	Flutter Treasury DAC
200,000	6.375%, 04/29/2029(d)	206,193
	Ford Motor Credit Co. LLC
2,700,000	5.113%, 05/03/2029	2,640,740
	Hilton Domestic Operating Co., Inc.
1,033,000	3.625%, 02/15/2032(d)	936,346
	International Game Technology PLC
200,000	4.125%, 04/15/2026(d)	200,018
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(d)	30,503
	Lightning eMotors, Inc.
100,000	7.500%, 03/01/2037	92,063
200,000	Series 2022-1-A 5.500%, 03/01/2037	183,579
	Lottomatica Group SpA
500,000 (EUR)	4.875%, 01/31/2031(d)	604,122
	M/I Homes, Inc.
310,000	3.950%, 02/15/2030	290,815
	Macy’s Retail Holdings LLC
2,307,000	5.875%, 03/15/2030(d)	2,255,216
	Magna International, Inc.
550,000	5.875%, 06/01/2035	564,573
	Marriott International, Inc.
180,000	5.500%, 04/15/2037	180,294
	Meritage Homes Corp.
195,000	5.650%, 03/15/2035	195,718
	Motel One GmbH/Muenchen
100,000 (EUR)	7.750%, 04/02/2031(d)	126,553
	Murphy Oil USA, Inc.
815,000	3.750%, 02/15/2031(d)	752,787
	NCL Corp. Ltd.
135,000	6.750%, 02/01/2032(d)	138,287
	New Flyer Holdings, Inc.
100,000	9.250%, 07/01/2030(d)	105,511
	Newell Brands, Inc.
1,505,000	8.500%, 06/01/2028(d)	1,584,271
	Nordstrom, Inc.
2,485,000	4.375%, 04/01/2030	2,303,787
	NVR, Inc.
152,000	3.000%, 05/15/2030	141,672
	Patrick Industries, Inc.
430,000	4.750%, 05/01/2029(d)	417,844

Principal Amount^		Value

Consumer, Cyclical (continued)
	Penn Entertainment, Inc.
$ 100,000	4.125%, 07/01/2029(c)(d)	$92,723
	Phinia, Inc.
86,000	6.625%, 10/15/2032(d)	87,359
	PulteGroup, Inc.
50,000	6.375%, 05/15/2033	53,667
175,000	6.000%, 02/15/2035	183,433
	Quicktop Holdco AB
100,000 (EUR)	6.536%, 03/21/2030(d)(e) 3 mo. EURIBOR + 4.500%	120,277
	QXO Building Products, Inc.
200,000	6.750%, 04/30/2032(d)	206,430
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
100,000	6.625%, 03/01/2030(d)	96,443
	Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
125,000	6.625%, 05/01/2032(d)	128,749
	Somnigroup International, Inc.
620,000	3.875%, 10/15/2031(d)	564,263
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
41,000	5.000%, 06/01/2031(d)	38,807
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(d)	96,245
	Taylor Morrison Communities, Inc.
500,000	5.125%, 08/01/2030(d)	498,485
	Thunderbird Entertainment Group, Inc.
100,000	7.500%, 03/01/2037	92,063
200,000	Series 2022-1-A 5.500%, 03/01/2037	183,579
	TVL Finance PLC
100,000 (EUR)	5.730%, 06/30/2030(e) 3 mo. EURIBOR + 3.750%	114,563
	United Airlines Pass Through Trust
136,681	Series 2019-2-B 3.500%, 11/01/2029	131,547
	United Airlines, Inc.
100,000	4.375%, 04/15/2026(d)	99,403
	Velocity Vehicle Group LLC
100,000	8.000%, 06/01/2029(d)	99,964
	Versuni Group BV
100,000 (EUR)	3.125%, 06/15/2028	114,850
	Wabash National Corp.
100,000	4.500%, 10/15/2028(d)	90,678
	Whirlpool Corp.
50,000	4.700%, 05/14/2032	46,651
100,000	4.500%, 06/01/2046	76,934
50,000	4.600%, 05/15/2050(c)	38,133
	Wyndham Hotels & Resorts, Inc.
200,000	4.375%, 08/15/2028(d)	195,834
	Yum! Brands, Inc.
749,000	4.750%, 01/15/2030(d)	742,221
192,000	4.625%, 01/31/2032(c)	185,035

		23,288,202

Consumer, Non-cyclical: 4.7%
	Acadia Healthcare Co., Inc.
200,000	7.375%, 03/15/2033(c)(d)	206,453

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	21

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Non-cyclical (continued)
	Altria Group, Inc.
$ 10,000	4.450%, 05/06/2050	$7,842
	Ashtead Capital, Inc.
2,220,000	5.500%, 08/11/2032(d)	2,251,464
	Avantor Funding, Inc.
2,250,000	4.625%, 07/15/2028(d)	2,210,882
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2,145,000	8.250%, 01/15/2030(d)	2,240,678
	Bausch Health Cos., Inc.
885,000	4.875%, 06/01/2028(d)	747,272
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(d)	115,978
	Becle SAB de CV
200,000	2.500%, 10/14/2031(d)	165,876
	Block Financial LLC
200,000	3.875%, 08/15/2030	189,913
	Block, Inc.
100,000	6.500%, 05/15/2032	103,246
	Boost Newco Borrower LLC
200,000	7.500%, 01/15/2031(d)	212,451
	Brink’s Co.
150,000	6.750%, 06/15/2032(d)	156,151
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(d)	94,551
	Centene Corp.
190,000	4.625%, 12/15/2029	184,899
160,000	3.375%, 02/15/2030	147,449
	CPI CG, Inc.
375,000	10.000%, 07/15/2029(d)	400,312
	CVS Health Corp.
50,000	7.000%, 03/10/2055(g) 5 yr. CMT + 2.886%	51,687
	Darling Global Finance BV
500,000 (EUR)	4.500%, 07/15/2032(d)	596,324
	DaVita, Inc.
410,000	3.750%, 02/15/2031(d)	373,163
	Encompass Health Corp.
340,000	4.750%, 02/01/2030(c)	335,459
500,000	4.625%, 04/01/2031	484,227
	Endo Luxembourg Finance SARL
100,000	6.125%, 04/01/2029(d)	0
	GXO Logistics, Inc.
100,000	6.250%, 05/06/2029	104,463
620,000	6.500%, 05/06/2034	649,038
	HCA, Inc.
295,000	5.600%, 04/01/2034	302,023
	Herc Holdings, Inc.
320,000	7.000%, 06/15/2030(d)	335,926
230,000	7.250%, 06/15/2033(d)	242,121
	Hertz Corp.
18,000	12.625%, 07/15/2029(d)	18,835
	Hologic, Inc.
620,000	3.250%, 02/15/2029(d)	591,322
	IQVIA, Inc.
350,000	6.250%, 06/01/2032(d)	359,768

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
$ 50,000	3.750%, 12/01/2031	$46,627
100,000	4.375%, 02/02/2052	76,996
	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
65,000	5.950%, 04/20/2035(d)	67,404
	Mars, Inc.
65,000	5.200%, 03/01/2035(d)	65,770
	Nidda Healthcare Holding GmbH
450,000 (EUR)	5.900%, 10/23/2030(d)(e) 3 mo. EURIBOR + 3.750%	533,269
	Pediatrix Medical Group, Inc.
200,000	5.375%, 02/15/2030(d)	197,599
	Perrigo Finance Unlimited Co.
100,000 (EUR)	5.375%, 09/30/2032	120,933
	Philip Morris International, Inc.
166,000	1.750%, 11/01/2030	144,794
	Pilgrim’s Pride Corp.
550,000	6.875%, 05/15/2034	602,666
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(d)	889,120
	PRA Health Sciences, Inc.
1,510,000	2.875%, 07/15/2026(d)	1,474,530
	Primo Water Holdings, Inc./Triton Water Holdings, Inc.
200,000	4.375%, 04/30/2029(d)	194,103
	RELX Capital, Inc.
130,000	4.750%, 05/20/2032	130,999
	Sammontana Italia SpA
100,000 (EUR)	6.029%, 10/15/2031(d)(e) 3 mo. EURIBOR + 3.750%	117,834
	Service Corp. International
834,000	4.000%, 05/15/2031	780,904
157,000	5.750%, 10/15/2032	158,802
	Smithfield Foods, Inc.
150,000	2.625%, 09/13/2031(d)	129,584
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(d)	181,332
	TriNet Group, Inc.
100,000	7.125%, 08/15/2031(d)	103,950
	United Rentals North America, Inc.
160,000	6.125%, 03/15/2034(d)	164,992
	Valvoline, Inc.
556,000	3.625%, 06/15/2031(d)	503,799
	Verisk Analytics, Inc.
270,000	5.250%, 06/05/2034	275,950
	Verisure Holding AB
100,000 (EUR)	5.500%, 05/15/2030(d)	122,443
	WW International, Inc.
91,000	4.500%, 04/15/2029(d)(k)	31,100

		20,995,273

Energy: 3.1%
	BP Capital Markets PLC
250,000	4.875%, 03/22/2030(b)(g) 5 yr. CMT + 4.398%	247,820
50,000	6.125%, 03/18/2035(b)(g) 5 yr. CMT + 1.924%	50,025
	Cheniere Energy Partners LP
100,000	5.750%, 08/15/2034	102,776
	Crescent Energy Finance LLC
2,000,000	9.250%, 02/15/2028(d)	2,083,090

The accompanying notes are an integral part of these financial statements.

22	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Energy (continued)
	CTL AZ Battery Property
$ 100,000	6.730%, 02/20/2046	$95,657
	CVR Energy, Inc.
100,000	8.500%, 01/15/2029(d)	100,133
	DT Midstream, Inc.
568,000	4.125%, 06/15/2029(d)	548,942
	Global Partners LP/GLP Finance Corp.
25,000	6.875%, 01/15/2029	25,402
550,000	7.125%, 07/01/2033(d)	558,647
	Gulfport Energy Corp.
18	10.000%, 07/30/2025(a)(b)(m) Cash 10.000% + PIK Rate 15.000%	22,378
	Helmerich & Payne, Inc.
275,000	5.500%, 12/01/2034(c)(d)	250,389
	Hess Midstream Operations LP
2,825,000	5.875%, 03/01/2028(d)	2,868,963
880,000	4.250%, 02/15/2030(d)	846,643
	HF Sinclair Corp.
59,000	6.375%, 04/15/2027	59,384
60,000	6.250%, 01/15/2035	60,928
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(d)	118,978
	Kinetik Holdings LP
100,000	6.625%, 12/15/2028(d)	102,334
100,000	5.875%, 06/15/2030(d)	100,943
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(d)	98,166
	MPLX LP
550,000	5.000%, 03/01/2033	542,645
300,000	5.500%, 06/01/2034	301,276
	NuStar Logistics LP
89,000	6.375%, 10/01/2030	92,283
	Occidental Petroleum Corp.
100,000	7.875%, 09/15/2031	112,166
	ONEOK, Inc.
100,000	7.150%, 01/15/2051	107,962
	Parkland Corp.
100,000	4.625%, 05/01/2030(d)	96,017
	Plains All American Pipeline LP/PAA Finance Corp.
50,000	4.700%, 06/15/2044	41,520
	Rockies Express Pipeline LLC
50,000	6.875%, 04/15/2040(d)	50,123
	Sunoco LP
2,070,000	7.000%, 05/01/2029(d)	2,156,778
50,000	7.250%, 05/01/2032(d)	52,541
	Sunoco LP/Sunoco Finance Corp.
350,000	6.000%, 04/15/2027	350,126
50,000	5.875%, 03/15/2028	50,150
	Targa Resources Corp.
310,000	6.500%, 03/30/2034	333,347
5,000	5.500%, 02/15/2035	5,019
105,000	5.550%, 08/15/2035	105,698
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
150,000	5.500%, 03/01/2030	152,242
	TransMontaigne Partners LLC
25,000	8.500%, 06/15/2030(d)	26,028

Principal Amount^		Value

Energy (continued)
	Venture Global Calcasieu Pass LLC
$ 100,000	3.875%, 08/15/2029(d)	$94,345
75,000	4.125%, 08/15/2031(d)	69,467
120,000	3.875%, 11/01/2033(d)	105,047
	Venture Global LNG, Inc.
50,000	9.500%, 02/01/2029(d)	54,503
50,000	9.000%, 09/30/2029(b)(d)(g) 5 yr. CMT + 5.440%	48,696
50,000	9.875%, 02/01/2032(d)	54,031
	Viper Energy, Inc.
150,000	5.375%, 11/01/2027(d)	150,165
35,000	7.375%, 11/01/2031(d)	37,154

		13,530,927

Financial: 18.1%
	Acadian Asset Management, Inc.
235,000	4.800%, 07/27/2026	234,805
	Aegon Ltd.
1,625,000	5.500%, 04/11/2048(g) 6 mo. USD LIBOR + 3.540%	1,625,066
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	5.375%, 12/15/2031	153,351
150,000	3.400%, 10/29/2033	132,395
	Aircastle Ltd.
120,000	6.500%, 07/18/2028(d)	125,261
65,000	5.950%, 02/15/2029(d)	67,186
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(d)	103,507
	Alpha Holding SA de CV
565,639	9.000%, 02/10/2025(d)(k)	4,242
	American Coastal Insurance Corp.
255,000	7.250%, 12/15/2027	250,856
	Americo Life, Inc.
650,000	3.450%, 04/15/2031(d)	580,190
	AmFam Holdings, Inc.
160,000	2.805%, 03/11/2031(d)	136,425
	AP Grange Holdings
397,895	6.500%, 03/20/2045	403,863
	Arbor Realty SR, Inc.
685,000	Series QIB 8.500%, 10/15/2027(d)	679,578
	Ardonagh Finco Ltd.
350,000 (EUR)	6.875%, 02/15/2031(d)	424,308
	Ascot Group Ltd.
1,465,000	6.349%, 06/15/2035(d)(g) 5 yr. CMT + 2.375%	1,511,227
	Aspen Insurance Holdings Ltd.
75,000	5.750%, 07/01/2030	76,239
	Avolon Holdings Funding Ltd.
2,200,000	5.500%, 01/15/2026(d)	2,203,438
	AXIS Specialty Finance LLC
2,865,000	4.900%, 01/15/2040(g) 5 yr. CMT + 3.186%	2,748,048
	Bank of America Corp.
10,000	3.846%, 03/08/2037(g) 5 yr. CMT + 2.000%	9,155
400,000	Series OO 6.625%, 05/01/2030(b)(g) 5 yr. CMT + 2.684%	415,222

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	23

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	Bank of America Corp. (Continued)
$2,400,000	Series RR 4.375%, 01/27/2027(b)(g) 5 yr. CMT + 2.760%	$2,360,859
250,000	Series TT 6.125%, 04/27/2027(b)(g) 5 yr. CMT + 3.231%	254,533
	Barings BDC, Inc.
100,000	7.000%, 02/15/2029	103,126
	Belrose Funding Trust II
550,000	6.792%, 05/15/2055(d)	562,944
	BlackRock TCP Capital Corp.
395,000	6.950%, 05/30/2029(c)	407,158
	Blue Owl Capital Corp.
500,000	3.750%, 07/22/2025	499,618
	Blue Owl Finance LLC
550,000	6.250%, 04/18/2034	566,299
	Blue Owl Technology Finance Corp.
2,140,000	6.750%, 04/04/2029	2,182,294
	Brazilian Merchant Voucher Receivables Ltd.
106,667	4.180%, 04/07/2028(a)(g)	106,213
	Bread Financial Holdings, Inc.
2,070,000	9.750%, 03/15/2029(d)	2,230,719
	Brown & Brown, Inc.
50,000	5.550%, 06/23/2035	50,990
50,000	6.250%, 06/23/2055	51,730
	Ceamer Finance II LLC
198,841	6.920%, 11/15/2037	203,144
	Ceamer Finance III LLC
96,522	6.790%, 11/15/2039	97,898
	Charles Schwab Corp.
100,000	Series H 4.000%, 12/01/2030(b)(g) 10 yr. CMT + 3.079%	92,392
	CION Investment Corp.
230,000	4.500%, 02/11/2026	226,626
	Citadel LP
30,000	6.000%, 01/23/2030(d)	31,026
25,000	6.375%, 01/23/2032(d)	26,116
	Citadel Securities Global Holdings LLC
250,000	6.200%, 06/18/2035(d)	256,794
	Citigroup, Inc.
500,000	Series EE 6.750%, 02/15/2030(b)(g) 5 yr. CMT + 2.572%	504,956
100,000	Series FF 6.950%, 02/15/2030(b)(g) 5 yr. CMT + 2.726%	102,446
100,000	Series W 4.000%, 12/10/2025(b)(g) 5 yr. CMT + 3.597%	99,567
150,000	Series X 3.875%, 02/18/2026(b)(g) 5 yr. CMT + 3.417%	148,695
	CNO Financial Group, Inc.
50,000	6.450%, 06/15/2034	52,505
	Comerica Bank
645,000	4.000%, 07/27/2025	644,074
2,250,000	5.332%, 08/25/2033(g) 1 day USD SOFR + 2.610%	2,180,544

Principal Amount^		Value

Financial (continued)
	Corebridge Financial, Inc.
$ 3,185,000	6.875%, 12/15/2052(c)(g) 5 yr. CMT + 3.846%	$3,284,685
	Credit Agricole SA
255,000	6.251%, 01/10/2035(d)(g) 1 day USD SOFR + 2.670%	265,373
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(d)	71,628
	Dai-ichi Life Insurance Co. Ltd.
200,000	6.200%, 01/16/2035(b)(d)(g) 5 yr. CMT + 2.515%	202,315
	DaVinciRe Holdings Ltd.
800,000	5.950%, 04/15/2035(d)	805,624
	Doctors Co. An Interinsurance Exchange
350,000	4.500%, 01/18/2032(d)	311,868
	Dogwood Term Loan Abs/Absbgh9l
1,150,000	0.000%, 06/24/2032	1,150,000
	Dyal Capital Partners III
132,000	Series B 6.550%, 06/15/2044	134,026
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	170,578
	Encore Capital Group, Inc.
200,000	8.500%, 05/15/2030(d)	214,684
	Enstar Finance LLC
950,000	5.500%, 01/15/2042(g) 5 yr. CMT + 4.006%	936,377
	Enstar Group Ltd.
214,000	3.100%, 09/01/2031	190,337
540,000	7.500%, 04/01/2045(d)(g) 5 yr. CMT + 3.186%	556,538
	EQT AB
550,000	5.850%, 05/08/2035(d)	561,532
	Equitable Holdings, Inc.
500,000	6.700%, 03/28/2055(g) 5 yr. CMT + 2.390%	512,436
	F&G Annuities & Life, Inc.
1,900,000	7.400%, 01/13/2028	1,990,249
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(d)	301,301
	Farmers Insurance Exchange
60,000	7.000%, 10/15/2064(d)(g) 10 yr. CMT + 3.864%	59,611
	Fidelis Insurance Holdings Ltd.
1,155,000	6.625%, 04/01/2041(d)(g) 5 yr. CMT + 6.323%	1,157,818
550,000	7.750%, 06/15/2055(g) 5 yr. CMT + 4.280%	566,781
	Focus Financial Partners LLC
500,000	6.750%, 09/15/2031(d)	510,760
	Fortitude Group Holdings LLC
50,000	6.250%, 04/01/2030(d)	51,468
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	95,919
510,000	3.125%, 10/12/2028	467,789
120,000	7.875%, 01/15/2029	126,684
	Galaxy Bidco Ltd.
150,000 (GBP)	8.125%, 12/19/2029(d)	210,195
	Global Atlantic Fin Co.
135,000	3.125%, 06/15/2031(d)	119,951
536,000	7.950%, 06/15/2033(d)	607,672
50,000	4.700%, 10/15/2051(d)(g) 5 yr. CMT + 3.796%	49,094
1,460,000	7.950%, 10/15/2054(d)(g) 5 yr. CMT + 3.608%	1,522,939

The accompanying notes are an integral part of these financial statements.

24	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	Globe Life, Inc.
$ 10,000	2.150%, 08/15/2030	$8,811
20,000	5.850%, 09/15/2034	20,730
	GLP Capital LP/GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	50,587
140,000	4.000%, 01/15/2031	132,132
195,000	3.250%, 01/15/2032	171,767
	Goldman Sachs Group, Inc.
100,000	6.850%, 02/10/2030(b)(g) 5 yr. CMT + 2.461%	103,468
100,000	Series U 3.650%, 08/10/2026(b)(g) 5 yr. CMT + 2.915%	98,148
900,000	Series X 7.500%, 05/10/2029(b)(g) 5 yr. CMT + 2.809%	949,521
	Golub Capital BDC, Inc.
140,000	7.050%, 12/05/2028	147,079
160,000	6.000%, 07/15/2029	162,244
	Golub Capital Private Credit Fund
2,200,000	5.800%, 09/12/2029	2,198,352
	HA Sustainable Infrastructure Capital, Inc.
2,285,000	6.375%, 07/01/2034	2,286,935
935,000	6.750%, 07/15/2035	952,639
	HAT Holdings I LLC/HAT Holdings II LLC
1,330,000	3.375%, 06/15/2026(d)	1,301,688
	Host Hotels & Resorts LP
150,000	Series I 3.500%, 09/15/2030	139,326
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(d)	96,460
	Iron Mountain, Inc.
378,000	4.500%, 02/15/2031(d)	360,561
35,000	5.625%, 07/15/2032(d)	34,746
	Jane Street Group/JSG Finance, Inc.
270,000	7.125%, 04/30/2031(d)	284,339
575,000	6.750%, 05/01/2033(d)	591,650
	Jefferies Finance LLC/JFIN Co.-Issuer Corp.
600,000	5.000%, 08/15/2028(d)	580,409
	Jefferies Financial Group, Inc.
265,000	6.200%, 04/14/2034	277,380
280,000	6.250%, 01/15/2036	290,346
	JPMorgan Chase & Co.
385,000	Series OO 6.500%, 04/01/2030(b)(g) 5 yr. CMT + 2.152%	397,406
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(k)	45,225
200,000	10.500%, 01/15/2025(k)	9,000
200,000	9.950%, 07/23/2025(k)	9,000
600,000	11.700%, 11/11/2025(k)	27,000
400,000	11.650%, 06/01/2026(k)	18,000
	Kennedy-Wilson, Inc.
100,000	4.750%, 02/01/2030	91,681
56,000	5.000%, 03/01/2031(c)	50,523
	KKR Core Holding Co. LLC
87,319	4.000%, 08/12/2031	80,116

Principal Amount^		Value

Financial (continued)
	Kuvare U.S. Holdings, Inc.
$ 60,000	Series A 7.000%, 02/17/2051(d)(g) 5 yr. CMT + 6.541%	$59,978
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(d)	133,664
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(d)	145,728
	Lvnv Funding LLC
100,000	7.800%, 11/05/2028	105,098
	Macquarie Airfinance Holdings Ltd.
30,000	5.150%, 03/17/2030(d)	30,001
	Main Street Capital Corp.
2,275,000	6.950%, 03/01/2029	2,367,867
	Meiji Yasuda Life Insurance Co.
200,000	6.100%, 06/11/2055(d)(g) 5 yr. CMT + 2.911%	200,075
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1,000,000	5.875%, 05/23/2042(d)(g) 5 yr. CMT + 3.982%	1,024,400
	National Health Investors, Inc.
70,000	3.000%, 02/01/2031	62,140
	Nationstar Mortgage Holdings, Inc.
446,000	5.750%, 11/15/2031(d)	453,459
	Nippon Life Insurance Co.
400,000	6.500%, 04/30/2055(d)(g) 5 yr. CMT + 3.189%	414,424
	Oaktree Specialty Lending Corp.
90,000	7.100%, 02/15/2029	92,701
	Oaktree Strategic Credit Fund
2,120,000	6.500%, 07/23/2029	2,171,606
	Obra Longevity Fund LP
250,000	Class A 8.478%, 06/30/2039	261,438
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	609,007
	Omnis Funding Trust
250,000	6.722%, 05/15/2055(d)	259,057
	OneAmerica Financial Partners, Inc.
39,000	4.250%, 10/15/2050(d)	30,083
	OneMain Finance Corp.
100,000	9.000%, 01/15/2029	104,931
48,000	6.625%, 05/15/2029	49,365
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(d)(k)	150,000
	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
1,060,000	6.375%, 02/01/2027(d)	1,066,547
	PartnerRe Finance B LLC
290,000	4.500%, 10/01/2050(g) 5 yr. CMT + 3.815%	273,201
	PennyMac Financial Services, Inc.
69,000	7.875%, 12/15/2029(d)	73,321
100,000	7.125%, 11/15/2030(d)	103,683
125,000	6.875%, 05/15/2032(d)	127,564
100,000	6.875%, 02/15/2033(d)	102,625

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	25

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	PNC Financial Services Group, Inc.
$2,455,000	Series T 3.400%, 09/15/2026(b)(g) 5 yr. CMT + 2.595%	$2,370,504
	Prospect Capital Corp.
154,000	3.437%, 10/15/2028	138,078
	Reinsurance Group of America, Inc.
225,000	6.650%, 09/15/2055(g) 5 yr. CMT + 2.392%	224,410
	RenaissanceRe Holdings Ltd.
425,000	5.750%, 06/05/2033	438,339
	Rocket Cos., Inc.
200,000	6.375%, 08/01/2033(d)	204,707
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
175,000	3.875%, 03/01/2031(d)	162,212
545,000	4.000%, 10/15/2033(d)	487,068
	Ryan Specialty LLC
41,000	5.875%, 08/01/2032(d)	41,349
	Safehold GL Holdings LLC
100,000	6.100%, 04/01/2034	104,197
	Scentre Group Trust 2
910,000	5.125%, 09/24/2080(d)(g) 5 yr. CMT + 4.685%	895,655
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(d)	447,700
	Sherwood Financing PLC
130,000 (EUR)	7.475%, 12/15/2029(e) 3 mo. EURIBOR + 5.500%	153,189
	Shimao Group Holdings Ltd.
340,000	4.750%, 07/03/2022(k)	19,125
	Shimao Group Holdings Ltd.
200,000	5.200%, 01/16/2027(k)	10,756
400,000	3.450%, 01/11/2031(k)	21,696
	SiriusPoint Ltd.
270,000	7.000%, 04/05/2029	283,808
	Standard Chartered PLC
260,000	3.265%, 02/18/2036(d)(g) 5 yr. CMT + 2.300%	234,560
	Starwood Property Trust, Inc.
209,000	3.625%, 07/15/2026(d)	206,069
2,740,000	4.375%, 01/15/2027(d)	2,717,701
100,000	7.250%, 04/01/2029(d)	105,274
50,000	6.500%, 07/01/2030(d)	51,688
	State Street Corp.
50,000	Series K 6.450%, 09/15/2030(b)(g) 5 yr. CMT + 2.135%	50,935
	Stewart Information Services Corp.
420,000	3.600%, 11/15/2031	376,577
	Strategic Credit Opportunities Partners LLC
345,000	Series A 4.250%, 04/01/2026	342,950
	Synchrony Financial
105,000	5.935%, 08/02/2030(c)(g) 1 day USD SOFR Index + 2.130%	107,935
35,000	5.450%, 03/06/2031(g) 1 day USD SOFR + 1.680%	35,318

Principal Amount^		Value
Financial (continued)
	Toronto-Dominion Bank
$ 50,000	8.125%, 10/31/2082(g) 5 yr. CMT + 4.075%	$52,345
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	310,529
	U.S. Bancorp
925,000	Series N 3.700%, 01/15/2027(b)(g) 5 yr. CMT + 2.541%	891,819
	UBS Group AG
250,000	9.016%, 11/15/2033(d)(g) 1 day USD SOFR + 5.020%	309,182
225,000	5.699%, 02/08/2035(d)(g) 1 yr. CMT + 1.770%	233,797
	Unigel Netherlands Holding Corp. BV
295,656	15.000%, 12/31/2044(m) Cash 15.000% + PIK Rate 15.000%	9,609
	United Wholesale Mortgage LLC
600,000	5.500%, 04/15/2029(d)	583,056
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	340,037
	VFH Parent LLC/Valor Co.-Issuer, Inc.
550,000	7.500%, 06/15/2031(d)	577,511
	Walker & Dunlop, Inc.
100,000	6.625%, 04/01/2033(d)	102,873
	Wells Fargo & Co.
100,000	7.625%, 09/15/2028(b)(g) 5 yr. CMT + 3.606%	107,600
100,000	6.850%, 09/15/2029(b)(g) 5 yr. CMT + 2.767%	105,160
100,000	Series BB 3.900%, 03/15/2026(b)(g) 5 yr. CMT + 3.453%	99,134
	Wilton RE Ltd.
166,000	6.000%, 10/22/2030(b)(d)(g) 5 yr. CMT + 5.266%	166,807
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(k)	40,840
200,000	8.300%, 05/27/2025(k)	15,000
710,000	7.850%, 08/12/2026(k)	52,796
1,940,000	6.350%, 01/13/2027(k)	147,556

		79,950,543

Industrial: 3.0%
	Amsted Industries, Inc.
200,000	6.375%, 03/15/2033(d)	203,466
	AptarGroup, Inc.
70,000	3.600%, 03/15/2032	64,680
	Artera Services LLC
21,831	8.500%, 02/15/2031(d)	18,199
	Axon Enterprise, Inc.
50,000	6.125%, 03/15/2030(d)	51,532
25,000	6.250%, 03/15/2033(d)	25,823
	Boeing Co.
262,000	3.625%, 02/01/2031	246,904
50,000	6.388%, 05/01/2031	53,794
50,000	6.528%, 05/01/2034	54,413
183,000	5.705%, 05/01/2040	180,712
305,000	5.805%, 05/01/2050	293,434
135,000	6.858%, 05/01/2054	148,113
10,000	5.930%, 05/01/2060	9,527
80,000	7.008%, 05/01/2064	87,944

The accompanying notes are an integral part of these financial statements.

26	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Industrial (continued)
	Builders FirstSource, Inc.
$550,000	6.750%, 05/15/2035(d)	$567,625
	BWX Technologies, Inc.
361,000	4.125%, 04/15/2029(d)	348,322
	Cemex SAB de CV
310,000	3.875%, 07/11/2031(d)	286,032
	CML Fontainebleau Vegas
250,000	0.855%, 01/31/2026(i)	250,000
	EnerSys
100,000	6.625%, 01/15/2032(d)	102,362
	Enviri Corp.
175,000	5.750%, 07/31/2027(d)	172,876
	FedEx Corp.
50,000	4.750%, 11/15/2045	41,754
	Flowserve Corp.
60,000	3.500%, 10/01/2030	56,079
	GrafTech Finance, Inc.
105,000	4.625%, 12/23/2029(d)	72,450
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/23/2029(d)	23,850
	Graphic Packaging International LLC
100,000	6.375%, 07/15/2032(d)	102,250
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(d)	192,372
	Hillenbrand, Inc.
2,250,000	6.250%, 02/15/2029	2,295,290
	IDEX Corp.
72,000	2.625%, 06/15/2031	64,154
	Masterbrand, Inc.
2,510,000	7.000%, 07/15/2032(d)	2,566,655
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 04/15/2027(d)	101,782
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
100,000	6.750%, 04/01/2032(d)	102,628
	Mueller Water Products, Inc.
250,000	4.000%, 06/15/2029(d)	240,832
	nVent Finance SARL
300,000	5.650%, 05/15/2033	306,011
	Park-Ohio Industries, Inc.
320,000	6.625%, 04/15/2027	312,745
	Pentair Finance SARL
260,000	5.900%, 07/15/2032	271,860
	Quikrete Holdings, Inc.
305,000	6.375%, 03/01/2032(d)	314,288
90,000	6.750%, 03/01/2033(d)	92,923
	Sealed Air Corp.
535,000	6.500%, 07/15/2032(c)(d)	554,957
	Standard Building Solutions, Inc.
150,000	6.500%, 08/15/2032(d)	153,800
	TD SYNNEX Corp.
195,000	6.100%, 04/12/2034	205,236
	Teledyne Technologies, Inc.
400,000	2.750%, 04/01/2031	362,831
	Textron Financial Corp.
185,000	6.323%, 02/15/2067(d)(g) 3 mo. USD Term SOFR + 1.997%	166,925
	TopBuild Corp.
36,000	3.625%, 03/15/2029(d)	34,080

Principal Amount^		Value

Industrial (continued)
	TransDigm, Inc.
$ 196,000	4.875%, 05/01/2029	$192,713
100,000	6.875%, 12/15/2030(d)	103,932
	Waste Connections, Inc.
725,000	2.200%, 01/15/2032	626,140
	Waste Pro USA, Inc.
150,000	7.000%, 02/01/2033(d)	156,054
	Westinghouse Air Brake Technologies Corp.
400,000	5.611%, 03/11/2034	414,394
	Wrangler Holdco Corp.
83,000	6.625%, 04/01/2032(d)	86,328
	XPO, Inc.
85,000	6.250%, 06/01/2028(d)	86,412

		13,467,483

Technology: 1.7%
	Accenture Capital, Inc.
300,000	4.500%, 10/04/2034	292,114
	Amdocs Ltd.
104,000	2.538%, 06/15/2030	94,219
	ams-OSRAM AG
770,000	12.250%, 03/30/2029(d)	820,616
	AppLovin Corp.
70,000	5.125%, 12/01/2029	70,923
170,000	5.500%, 12/01/2034	172,706
	Booz Allen Hamilton, Inc.
110,000	5.950%, 08/04/2033	112,868
	Broadcom, Inc.
190,000	3.469%, 04/15/2034(d)	169,846
350,000	3.137%, 11/15/2035(d)	295,485
	Broadridge Financial Solutions, Inc.
350,000	2.600%, 05/01/2031	312,128
	Capstone Borrower, Inc.
100,000	8.000%, 06/15/2030(d)	104,418
50,000	Series JUN 8.000%, 06/15/2030(d)	52,080
	Central Parent, Inc./CDK Global, Inc.
100,000	7.250%, 06/15/2029(d)	81,693
	CGI, Inc.
180,000	2.300%, 09/14/2031	155,793
	Cloud Software Group, Inc.
100,000	6.500%, 03/31/2029(d)	100,998
	CoreWeave, Inc.
1,380,000	9.250%, 06/01/2030(d)	1,411,625
	Dye & Durham Ltd.
40,000	8.625%, 04/15/2029(d)	41,902
	Fair Isaac Corp.
974,000	4.000%, 06/15/2028(d)	948,796
	Foundry JV Holdco LLC
200,000	5.875%, 01/25/2034(d)	203,440
	KBR, Inc.
225,000	4.750%, 09/30/2028(d)	216,609
	Micron Technology, Inc.
220,000	5.875%, 09/15/2033	229,959
	NetApp, Inc.
60,000	5.500%, 03/17/2032	61,812
50,000	5.700%, 03/17/2035	51,360
	Playtika Holding Corp.
200,000	4.250%, 03/15/2029(d)	181,685

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	27

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Technology (continued)
	PTC, Inc.
$ 250,000	4.000%, 02/15/2028(d)	$242,354
	Synopsys, Inc.
75,000	5.150%, 04/01/2035	75,767
85,000	5.700%, 04/01/2055	84,730
	TeamSystem SpA
100,000 (EUR)	5.779%, 07/31/2031(d)(e) 3 mo. EURIBOR + 3.500%	118,052
400,000 (EUR)	5.194%, 07/01/2032(d)(e)(h) 3 mo. EURIBOR + 3.250%	470,856
	Twilio, Inc.
300,000	3.875%, 03/15/2031	280,862
	VC3, Inc.
31	3.500%, 10/15/2041	31
	Xerox Corp.
200,000	10.250%, 10/15/2030(d)	209,650

		7,665,377

Utilities: 3.1%
	Alexander Funding Trust II
2,110,000	7.467%, 07/31/2028(d)	2,257,035
	Atlantica Sustainable Infrastructure Ltd.
2,430,000	4.125%, 06/15/2028(d)	2,325,463
	CMS Energy Corp.
60,000	6.500%, 06/01/2055(g) 5 yr. CMT + 1.961%	60,037
	ContourGlobal Power Holdings SA
100,000 (EUR)	5.000%, 02/28/2030(d)	118,933
	Edison International
1,230,000	7.875%, 06/15/2054(c)(g) 5 yr. CMT + 3.658%	1,169,553
1,375,000	Series A 5.375%, 03/09/2026(b)(g) 5 yr. CMT + 4.698%	1,298,030
	Exelon Corp.
50,000	6.500%, 03/15/2055(g) 5 yr. CMT + 1.975%	50,902
	NextEra Energy Capital Holdings, Inc.
1,050,000	6.750%, 06/15/2054(g) 5 yr. CMT + 2.457%	1,091,828
60,000	6.375%, 08/15/2055(g) 5 yr. CMT + 2.053%	61,304
	PacifiCorp
150,000	7.375%, 09/15/2055(g) 5 yr. CMT + 3.319%	155,910
	Southern Co.
2,095,000	Series 21-A 3.750%, 09/15/2051(g) 5 yr. CMT + 2.915%	2,069,464
	Southwestern Public Service Co.
650,000	4.500%, 08/15/2041	564,011
	Terraform Global Operating LP
129,000	6.125%, 03/01/2026(d)	128,746
	Venture Global Plaquemines LNG LLC
500,000	7.500%, 05/01/2033(d)	535,758

Principal Amount^		Value
Utilities (continued)
	XPLR Infrastructure Operating Partners LP
$1,905,000	8.375%, 01/15/2031(c)(d)	$2,033,262

		13,920,236

TOTAL CORPORATE BONDS (Cost $195,629,455)		193,969,206

GOVERNMENT SECURITIES & AGENCY ISSUE: 3.2%
	U.S. Treasury Bonds
1,400,000	1.750%, 08/15/2041	930,891
	U.S. Treasury Notes
800,000	3.500%, 09/15/2025(n)	798,916
800,000	4.000%, 12/15/2025(n)	799,488
1,200,000	4.625%, 03/15/2026(n)	1,204,314
2,200,000	4.125%, 06/15/2026(c)(n)	2,202,840
2,200,000	4.625%, 09/15/2026(n)	2,218,090
2,200,000	4.375%, 12/15/2026(n)	2,216,586
1,900,000	4.250%, 03/15/2027(n)	1,914,621
1,900,000	4.625%, 06/15/2027	1,931,691

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $14,223,236)		14,217,437

LIMITED PARTNERSHIPS: 0.0%
1,300,000	U.S. Farming Realty Trust LP*(a)	48,926

TOTAL LIMITED PARTNERSHIPS (Cost $0)		48,926

MORTGAGE-BACKED SECURITIES: 15.4%
	ACHM Trust
94,044	Series 2025-HE1-A 5.920%, 03/25/2055(d)(g)	95,070
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 7.529%, 12/18/2037(d)(e) 1 mo. USD Term SOFR + 3.214%	239,145
	ACREC LLC
150,000	Series 2025-FL3-C 6.606%, 08/18/2042(d)(e) 1 mo. USD Term SOFR + 2.291%	148,156
	Alternative Loan Trust
48,206	Series 2003-22CB-1A1 5.750%, 12/25/2033	49,417
190,994	Series 2004-13CB-A4 2.250%, 07/25/2034(i)(o)	141,907
30,060	Series 2004-16CB-1A1 5.500%, 07/25/2034	30,535
24,715	Series 2004-16CB-3A1 5.500%, 08/25/2034	25,066
24,608	Series 2004-J10-2CB1 6.000%, 09/25/2034	24,711
286,487	Series 2006-31CB-A7 6.000%, 11/25/2036	161,023
166,133	Series 2007-16CB-2A1 4.884%, 08/25/2037(e) 1 mo. USD Term SOFR + 0.564%	53,642
48,108	Series 2007-16CB-2A2 17.636%, 08/25/2037(e) -8.333*1 mo. USD Term SOFR + 53.629%	61,266

The accompanying notes are an integral part of these financial statements.

28	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Alternative Loan Trust (Continued)
$ 341,300	Series 2007-16CB-4A2 12.998%, 08/25/2037(e) -6*1 mo. USD Term SOFR + 38.913%	$413,514
314,010	Series 2007-19-1A34 6.000%, 08/25/2037	146,156
877,281	Series 2007-20-A12 6.250%, 08/25/2047	474,507
93,545	Series 2007-OA4-A1 4.774%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.454%	83,996
99,314	Series 2007-OA7-A1A 4.794%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.474%	91,444
	American Home Mortgage Investment Trust
150,863	Series 2006-1-11A1 4.714%, 03/25/2046(e) 1 mo. USD Term SOFR + 0.394%	134,663
	Arbor Realty Commercial Real Estate Notes Ltd.
420,000	Series 2022-FL1-C 6.604%, 01/15/2037(d)(e) 30 day USD SOFR Average + 2.300%	420,681
	BAHA Trust
870,000	Series 2024-MAR-C 7.766%, 12/10/2041(d)(g)	909,943
	Banc of America Alternative Loan Trust
21,498	Series 2003-8-1CB1 5.500%, 10/25/2033	21,664
	Banc of America Funding Trust
16,331	Series 2005-7-3A1 5.750%, 11/25/2035	16,619
165,070	Series 2006-B-7A1 4.474%, 03/20/2036(g)	144,714
13,412	Series 2007-4-5A1 5.500%, 11/25/2034	11,754
	Banc of America Mortgage Trust
5,200	Series 2005-A-2A1 5.118%, 02/25/2035(g)	4,800
	BCAP LLC Trust
260,939	Series 2006-AA2-A1 4.774%, 01/25/2037(e) 1 mo. USD Term SOFR + 0.454%	240,350
117,865	Series 2010-RR6-6A2 9.300%, 07/26/2037(d)(g)	54,698
1,634,522	Series 2011-R11-2A4 5.500%, 12/26/2035(d)	955,776
	BDS LLC
150,000	Series 2025-FL14-C 6.210%, 10/21/2042(d)(e) 1 mo. USD Term SOFR + 1.893%	147,133
	Bear Stearns Asset-Backed Securities I Trust
269,320	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	122,343
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(d)(g)	431,525

Principal Amount^		Value
	BSPRT Issuer LLC
$ 100,000	Series 2024-FL11-C 6.956%, 07/15/2039(d)(e) 1 mo. USD Term SOFR + 2.644%	$99,342
	BX Commercial Mortgage Trust
145,324	Series 2021-VOLT-E 6.426%, 09/15/2036(d)(e) 1 mo. USD Term SOFR + 2.114%	144,746
97,072	Series 2024-AIRC-C 6.902%, 08/15/2039(d)(e) 1 mo. USD Term SOFR + 2.590%	97,639
	BX Trust
84,000	Series 2021-MFM1-D 5.927%, 01/15/2034(d)(e) 1 mo. USD Term SOFR + 1.614%	83,992
100,000	Series 2023-DELC-B 7.651%, 05/15/2038(d)(e) 1 mo. USD Term SOFR + 3.339%	101,013
150,000	Series 2024-VLT4-D 6.752%, 07/15/2029(d)(e) 1 mo. USD Term SOFR + 2.440%	149,581
	BXHPP Trust
200,000	Series 2021-FILM-C 5.527%, 08/15/2036(d)(e) 1 mo. USD Term SOFR + 1.214%	180,201
	BXMT Ltd.
250,000	Series 2020-FL2-D 6.628%, 02/15/2038(d)(e) 1 mo. USD Term SOFR + 2.314%	240,128
100,000	Series 2020-FL3-D 7.728%, 11/15/2037(d)(e) 1 mo. USD Term SOFR + 3.414%	96,565
	Capmark Military Housing Trust
89,155	Series 2007-AET2-A 6.063%, 10/10/2052(d)	82,202
	CD Mortgage Trust
779,949	Series 2017-CD4-XA 1.371%, 05/10/2050(g)(p)	12,353
	CFMT LLC
100,000	Series 2022-HB9-M1 3.250%, 09/25/2037(d)(g)	95,399
	CG-CCRE Commercial Mortgage Trust
96,080	Series 2014-FL2-COL1 7.926%, 11/15/2031(d)(e) 1 mo. USD Term SOFR + 3.614%	47,266
187,584	Series 2014-FL2-COL2 8.926%, 11/15/2031(d)(e) 1 mo. USD Term SOFR + 4.614%	9,614
	Chase Mortgage Finance Trust
1,254,657	Series 2007-S3-1A15 6.000%, 05/25/2037	535,166
	CIM Trust
97,805	Series 2025-R1-A1 5.000%, 02/25/2099(d)(f)	96,756
	Citigroup Mortgage Loan Trust, Inc.
77,009	Series 2022-A-A1 6.170%, 09/25/2062(d)(f)	76,982
	CitiMortgage Alternative Loan Trust
120,178	Series 2006-A5-1A13 4.884%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.564%	91,556
1,055,557	Series 2007-A6-1A5 6.000%, 06/25/2037	925,607

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	29

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	COLT Mortgage Loan Trust
$ 144,581	Series 2025-3-A3 5.707%, 03/25/2070(d)(f)	$144,746
	COMM Mortgage Trust
437,753	Series 2012-CR3-B 3.922%, 10/15/2045(d)	411,100
	Countrywide Home Loan Mortgage Pass-Through Trust
2,799	Series 2004-HYB4-2A1 5.758%, 09/20/2034(g)	2,702
115,141	Series 2007-10-A5 6.000%, 07/25/2037	50,298
	Credit Suisse First Boston Mortgage Securities Corp.
870,769	Series 2005-11-7A1 6.000%, 12/25/2035	440,674
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
24,737	Series 2003-27-4A4 5.750%, 11/25/2033	25,447
2,259,260	Series 2005-10-10A3 6.000%, 11/25/2035	512,304
	Credit Suisse Mortgage-Backed Trust
600,157	Series 2006-6-1A10 6.000%, 07/25/2036	277,101
587,821	Series 2007-1-4A1 6.500%, 02/25/2022	34,016
22,477	Series 2007-2-2A5 5.000%, 03/25/2037	16,296
	CSMC Trust
90,644	Series 2021-RPL4-A1 4.118%, 12/27/2060(d)(g)	90,344
	Deutsche Mortgage & Asset Receiving Corp.
1,409,737	Series 2014-RS1-1A2 6.500%, 07/27/2037(d)(g)	1,150,205
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
58,999	Series 2006-PR1-3A1 5.927%, 04/15/2036(d)(e) -1.4*1 mo. USD Term SOFR + 11.964%	54,309
	DSLA Mortgage Loan Trust
84,035	Series 2005-AR5-2A1A 5.092%, 09/19/2045(e) 1 mo. USD Term SOFR + 0.774%	43,945
	Federal Home Loan Mortgage Corp.
826,719	5.500%, 03/01/2055(q)	829,216
	Military Housing Bonds Resecuritization Trust Certificates
1,359,256	Series 2015-R1-XA2 0.700%, 10/25/2052(d)(g)(p)	78,253
	Federal Home Loan Mortgage Corp. REMICS
203,654	Series 3118-SD 2.282%, 02/15/2036(e)(p) -1*30 day USD SOFR Average + 6.586%	15,441
83,979	Series 3301-MS 1.682%, 04/15/2037(e)(p) -1*30 day USD SOFR Average + 5.986%	7,267

Principal Amount^		Value
$ 110,946	Series 3303-SE 1.662%, 04/15/2037(e)(p) -1*30 day USD SOFR Average + 5.966%	$9,888
72,115	Series 3303-SG 1.682%, 04/15/2037(e)(p) -1*30 day USD SOFR Average + 5.986%	6,716
17,996	Series 3382-SB 1.582%, 11/15/2037(e)(p) -1*30 day USD SOFR Average + 5.886%	1,249
104,632	Series 3382-SW 1.882%, 11/15/2037(e)(p) -1*30 day USD SOFR Average + 6.186%	9,677
25,260	Series 3384-S 1.972%, 11/15/2037(e)(p) -1*30 day USD SOFR Average + 6.276%	1,718
67,345	Series 3384-SG 1.892%, 08/15/2036(e)(p) -1*30 day USD SOFR Average + 6.196%	5,952
793,394	Series 3404-SA 1.582%, 01/15/2038(e)(p) -1*30 day USD SOFR Average + 5.886%	67,211
8,253	Series 3417-SX 1.762%, 02/15/2038(e)(p) -1*30 day USD SOFR Average + 6.066%	657
17,596	Series 3423-GS 1.232%, 03/15/2038(e)(p) -1*30 day USD SOFR Average + 5.536%	1,214
98,752	Series 3423-TG 0.350%, 03/15/2038(e)(p) -1*30 day USD SOFR Average + 5.886%	222
997,746	Series 3435-S 1.562%, 04/15/2038(e)(p) -1*30 day USD SOFR Average + 5.866%	82,115
34,951	Series 3445-ES 1.582%, 05/15/2038(e)(p) -1*30 day USD SOFR Average + 5.886%	2,190
149,791	Series 3523-SM 1.582%, 04/15/2039(e)(p) -1*30 day USD SOFR Average + 5.886%	11,664
58,006	Series 3560-KS 1.982%, 11/15/2036(e)(p) -1*30 day USD SOFR Average + 6.286%	3,228
33,332	Series 3598-SA 1.932%, 11/15/2039(e)(p) -1*30 day USD SOFR Average + 6.236%	2,562
50,148	Series 3641-TB 4.500%, 03/15/2040	49,967

The accompanying notes are an integral part of these financial statements.

30	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (Continued)
$ 119,440	Series 3728-SV 0.032%, 09/15/2040(e)(p) -1*30 day USD SOFR Average + 4.336%	$4,196
84,645	Series 3758-S 1.612%, 11/15/2040(e)(p) -1*30 day USD SOFR Average + 5.916%	7,546
19,797	Series 3770-SP 2.082%, 11/15/2040(e)(p) -1*30 day USD SOFR Average + 6.386%	81
116,337	Series 3815-ST 1.432%, 02/15/2041(e)(p) -1*30 day USD SOFR Average + 5.736%	9,634
63,165	Series 3872-SL 1.532%, 06/15/2041(e)(p) -1*30 day USD SOFR Average + 5.836%	5,188
55,020	Series 3900-SB 1.552%, 07/15/2041(e)(p) -1*30 day USD SOFR Average + 5.856%	4,639
14,996	Series 3946-SM 1.445%, 10/15/2041(e) -3*30 day USD SOFR Average + 14.357%	12,187
202,992	Series 3972-AZ 3.500%, 12/15/2041	191,532
898,573	Series 3984-DS 1.532%, 01/15/2042(e)(p) -1*30 day USD SOFR Average + 5.836%	91,747
1,652,660	Series 4080-DS 2.282%, 03/15/2041(e)(p) -1*30 day USD SOFR Average + 6.586%	89,986
1,358,240	Series 4239-OU 2.158%, 07/15/2043(i)(o)	802,691
1,210,695	Series 4291-MS 1.482%, 01/15/2054(e)(p) -1*30 day USD SOFR Average + 5.786%	137,297
136,700	Series 4314-MS 1.682%, 07/15/2043(e)(p) -1*30 day USD SOFR Average + 5.986%	2,434
5,765,679	Series 5057-TI 3.000%, 11/25/2050(p)	866,978
4,632,431	Series 5070-MI 3.500%, 02/25/2051(p)	765,505
4,508,627	Series 5175-DI 2.500%, 12/25/2051(p)	530,437
3,236,473	Series 5180-IN 3.000%, 07/25/2051(p)	667,550
	Federal National Mortgage Association
21,074,141	Series 2019-M25-X 0.206%, 11/25/2029(g)(p)	102,966

Principal Amount^		Value
$ 23,092,994	Series 2019-M5-X 0.611%, 02/25/2029(g)(p)	$260,113
23,113,087	Series 2021-M23-X1 0.598%, 11/01/2031(g)(p)	325,569
1,476,044	5.500%, 05/01/2055(q)	1,480,503
	Federal National Mortgage Association REMICS
97,651	Series 2003-84-PZ 5.000%, 09/25/2033	99,465
18,741	Series 2005-42-SA 2.380%, 05/25/2035(e)(p) -1*30 day USD SOFR Average + 6.686%	110
665,459	Series 2006-92-LI 2.160%, 10/25/2036(e)(p) -1*30 day USD SOFR Average + 6.466%	60,405
222,071	Series 2007-39-AI 1.700%, 05/25/2037(e)(p) -1*30 day USD SOFR Average + 6.006%	20,594
59,310	Series 2007-57-SX 2.200%, 10/25/2036(e)(p) -1*30 day USD SOFR Average + 6.506%	6,222
10,588	Series 2007-68-SA 2.230%, 07/25/2037(e)(p) -1*30 day USD SOFR Average + 6.536%	1,000
15,940	Series 2008-1-CI 1.880%, 02/25/2038(e)(p) -1*30 day USD SOFR Average + 6.186%	1,458
611,241	Series 2008-33-SA 1.580%, 04/25/2038(e)(p) -1*30 day USD SOFR Average + 5.886%	52,386
9,651	Series 2008-56-SB 1.640%, 07/25/2038(e)(p) -1*30 day USD SOFR Average + 5.946%	487
999,713	Series 2009-110-SD 1.830%, 01/25/2040(e)(p) -1*30 day USD SOFR Average + 6.136%	65,459
12,712	Series 2009-111-SE 1.830%, 01/25/2040(e)(p) -1*30 day USD SOFR Average + 6.136%	1,346
92,487	Series 2009-86-CI 1.380%, 09/25/2036(e)(p) -1*30 day USD SOFR Average + 5.686%	6,165
60,322	Series 2009-87-SA 1.580%, 11/25/2049(e)(p) -1*30 day USD SOFR Average + 5.886%	5,708
22,177	Series 2009-90-IB 1.300%, 04/25/2037(e)(p) -1*30 day USD SOFR Average + 5.606%	1,391

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	31

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (Continued)
$ 15,424	Series 2010-11-SC 0.380%, 02/25/2040(e)(p) -1*30 day USD SOFR Average + 4.686%	$837
16,358	Series 2010-115-SD 2.180%, 11/25/2039(e)(p) -1*30 day USD SOFR Average + 6.486%	1,577
1,320,518	Series 2010-123-SK 1.630%, 11/25/2040(e)(p) -1*30 day USD SOFR Average + 5.936%	132,996
78,142	Series 2010-15-SL 0.530%, 03/25/2040(e)(p) -1*30 day USD SOFR Average + 4.836%	3,616
23,043	Series 2010-9-GS 0.330%, 02/25/2040(e)(p) -1*30 day USD SOFR Average + 4.636%	1,049
6,420	Series 2011-110-LS 1.246%, 11/25/2041(e) -2*30 day USD SOFR Average + 9.871%	5,195
57,161	Series 2011-111-VZ 4.000%, 11/25/2041	55,057
236,697	Series 2011-141-PZ 4.000%, 01/25/2042	228,274
833,108	Series 2011-93-ES 2.080%, 09/25/2041(e)(p) -1*30 day USD SOFR Average + 6.386%	85,685
514,953	Series 2012-106-SA 1.740%, 10/25/2042(e)(p) -1*30 day USD SOFR Average + 6.046%	56,243
975,173	Series 2014-50-WS 1.780%, 08/25/2044(e)(p) -1*30 day USD SOFR Average + 6.086%	59,962
16,997,106	Series 2019-M12-X 0.676%, 06/25/2029(g)(p)	291,473
7,248,704	Series 2019-M24-2XA 1.271%, 03/25/2031(g)(p)	334,507
19,566,806	Series 2019-M7-X 0.443%, 04/25/2029(g)(p)	206,747
26,600,417	Series 2020-M10-X4 0.987%, 07/25/2032(g)(p)	1,001,527
15,811,196	Series 2020-M10-X9 0.861%, 12/25/2027(g)(p)	112,805
6,861,928	Series 2020-M13-X2 1.335%, 09/25/2030(g)(p)	237,344
2,787,666	Series 2021-74-MI 2.500%, 11/25/2051(p)	315,347
67,855,000	Series 2022-M4-X2 0.259%, 05/25/2030(g)(p)	519,104

Principal Amount^		Value
	Federal National Mortgage Association-Aces
$ 120,854,215	Series 2021-M17-X 0.129%, 07/25/2031(g)(p)	$396,293
	Federal National Mortgage Association-ACES
14,819,602	Series 2021-M21-X 0.838%, 03/25/2028(g)(p)	152,925
	First Horizon Alternative Mortgage Securities Trust
202,761	Series 2007-FA4-1A7 6.000%, 08/25/2037	67,559
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,633,461	Series 2015-R1-XA1 0.700%, 11/25/2055(d)(g)(p)	159,458
4,045,176	Series 2015-R1-XA3 0.700%, 11/25/2052(d)(g)(p)	198,670
	FREMF Mortgage Trust
3,747,222	Series 2025-K170-D 0.000%, 02/25/2063(d)(o)	1,551,787
61,075,188	Series 2025-K170-X2A 0.100%, 02/25/2063(d)(p)	381,259
13,864,625	Series 2025-K170-X2B 0.100%, 02/25/2063(d)(p)	88,996
	FS Rialto Issuer LLC
275,000	Series 2021-FL3-D 6.926%, 11/16/2036(d)(e) 1 mo. USD Term SOFR + 2.614%	273,297
100,000	Series 2025-FL10-C 6.464%, 08/19/2042(d)(e) 1 mo. USD Term SOFR + 2.146%	98,465
	GCAT Trust
24,556	Series 2019-RPL1-A1 2.650%, 10/25/2068(d)(g)	23,828
77,491	Series 2022-NQM5-A3 5.710%, 08/25/2067(d)(f)	77,225
116,730	Series 2023-NQM2-A3 6.598%, 11/25/2067(d)(f)	116,712
67,068	Series 2024-NQM2-A3 6.541%, 06/25/2059(d)(f)	67,731
291,786	Series 2025-NQM1-A3 5.829%, 11/25/2069(d)(f)	292,630
	Government National Mortgage Association
256,802	Series 2007-21-S 1.774%, 04/16/2037(e)(p) -1*1 mo. USD Term SOFR + 6.086%	7,131
88,244	Series 2008-69-SB 3.198%, 08/20/2038(e)(p) -1*1 mo. USD Term SOFR + 7.516%	4,765
100,466	Series 2009-104-SD 1.924%, 11/16/2039(e)(p) -1*1 mo. USD Term SOFR + 6.236%	9,708
6,912	Series 2010-98-IA 5.237%, 03/20/2039(g)(p)	145
173,048	Series 2011-45-GZ 4.500%, 03/20/2041	173,721
51,959	Series 2011-69-OC 1.423%, 05/20/2041(i)(o)	41,392
1,054,588	Series 2011-69-SC 0.948%, 05/20/2041(e)(p) -1*1 mo. USD Term SOFR + 5.266%	89,219

The accompanying notes are an integral part of these financial statements.

32	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (Continued)
$ 182,993	Series 2011-89-SA 1.018%, 06/20/2041(e)(p) -1*1 mo. USD Term SOFR + 5.336%	$16,764
517,655	Series 2013-102-BS 1.718%, 03/20/2043(e)(p) -1*1 mo. USD Term SOFR + 6.036%	40,101
1,252,454	Series 2014-145-CS 1.174%, 05/16/2044(e)(p) -1*1 mo. USD Term SOFR + 5.486%	85,061
857,030	Series 2014-156-PS 1.818%, 10/20/2044(e)(p) -1*1 mo. USD Term SOFR + 6.136%	100,534
2,049,031	Series 2014-4-SA 1.674%, 01/16/2044(e)(p) -1*1 mo. USD Term SOFR + 5.986%	226,650
1,457,872	Series 2014-5-SA 1.118%, 01/20/2044(e)(p) -1*1 mo. USD Term SOFR + 5.436%	132,278
1,657,673	Series 2014-58-SG 1.174%, 04/16/2044(e)(p) -1*1 mo. USD Term SOFR + 5.486%	109,102
1,445,999	Series 2014-76-SA 1.168%, 01/20/2040(e)(p) -1*1 mo. USD Term SOFR + 5.486%	122,417
1,862,291	Series 2014-95-CS 1.824%, 06/16/2044(e)(p) -1*1 mo. USD Term SOFR + 6.136%	144,201
1,535,353	Series 2018-105-SH 1.818%, 08/20/2048(e)(p) -1*1 mo. USD Term SOFR + 6.136%	163,326
5,427,991	Series 2019-H10-BI 1.418%, 06/20/2069(g)(p)	292,375
8,632,566	Series 2020-173-MI 2.500%, 11/20/2050(p)	1,281,787
3,960,956	Series 2020-47-SL 0.938%, 07/20/2044(e)(p) -1*1 mo. USD Term SOFR + 5.256%	318,096
9,479,467	Series 2020-H11-HI 1.897%, 06/20/2070(g)(p)	697,731
9,474,082	Series 2020-H18-AI 2.450%, 09/20/2070(g)(p)	610,157
6,676,897	Series 2020-H19-BI 1.788%, 11/20/2070(g)(p)	516,509
6,763,526	Series 2021-107-SA 0.000%, 06/20/2051(e)(p) -1*1 mo. USD Term SOFR + 3.636%	210,544
5,613,263	Series 2021-15-PI 3.000%, 01/20/2051(p)	862,719
14,669,709	Series 2021-213-SN 0.000%, 12/20/2051(e)(p) -1*30 day USD SOFR Average + 3.200%	237,632
8,991,597	Series 2021-52-IO 0.722%, 04/16/2063(g)(p)	466,781
3,851,069	Series 2021-59-S 0.000%, 04/20/2051(e)(p) -1*30 day USD SOFR Average + 2.600%	27,044

Principal Amount^		Value
$ 7,907,045	Series 2021-77-IH 2.500%, 05/20/2051(p)	$947,005
10,110,227	Series 2021-89-SA 7.085%, 05/20/2051(i)(p) -1*1 mo. USD Term SOFR + 3.636%	292,921
6,515,761	Series 2021-94-IO 0.833%, 02/16/2063(g)(p)	392,169
17,708,700	Series 2021-97-SA 0.000%, 06/20/2051(e)(p) -1*30 day USD SOFR Average + 2.600%	185,832
6,726,992	Series 2021-97-SB 0.000%, 06/20/2051(e)(p) -1*1 mo. USD Term SOFR + 3.636%	186,197
40,199,592	Series 2021-H08-QI 0.151%, 05/20/2071(g)(p)	1,184,702
14,566,113	Series 2021-H19-AI 1.006%, 11/20/2071(g)(p)	972,560
8,902,524	Series 2022-83-IO 2.500%, 11/20/2051(p)	1,310,275
5,603,506	Series 2023-79-JI 2.500%, 02/20/2051(p)	685,544
	Government National Mortgage Association REMICS
3,386,916	Series 2020-154-MI 3.000%, 10/20/2050(p)	546,363
3,488,367	Series 2021-149-BI 3.000%, 08/20/2051(p)	550,944
3,515,157	Series 2021-159-IA 3.000%, 09/20/2051(p)	554,800
3,635,982	Series 2023-19-GI 3.000%, 11/20/2051(p)	524,765
	GS Mortgage Securities Corp. Trust
230,907	Series 2020-DUNE-E 7.080%, 12/15/2036(d)(e) 1 mo. USD Term SOFR + 2.764%	223,231
	GSR Mortgage Loan Trust
26,146	Series 2005-4F-6A1 6.500%, 02/25/2035	25,296
493,933	Series 2005-9F-2A1 6.000%, 01/25/2036	223,562
47,623	Series 2005-AR6-4A5 5.957%, 09/25/2035(g)	42,685
	HarborView Mortgage Loan Trust
147,421	Series 2004-11-2A2A 5.072%, 01/19/2035(e) 1 mo. USD Term SOFR + 0.754%	117,422
159,928	Series 2006-12-2A2A 4.812%, 01/19/2038(e) 1 mo. USD Term SOFR + 0.494%	140,437
	HGI CRE CLO Ltd.
350,000	Series 2021-FL1-D 6.776%, 06/16/2036(d)(e) 1 mo. USD Term SOFR + 2.464%	348,899
	HOMES Trust
135,025	Series 2024-AFC2-A3 5.982%, 10/25/2059(d)(f)	135,558
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.118%, 11/25/2056(d)(g)	1,478,849

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	33

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	IndyMac INDX Mortgage Loan Trust
$ 96,344	Series 2004-AR7-A5 5.654%, 09/25/2034(e) 1 mo. USD Term SOFR + 1.334%	$76,664
158,961	Series 2005-AR11-A3 3.736%, 08/25/2035(g)	115,365
776,808	Series 2007-AR5-2A1 3.341%, 05/25/2037(g)	623,730
	JP Morgan Chase Commercial Mortgage Securities Trust
113,999	Series 2012-LC9-C 3.691%, 12/15/2047(d)(g)	110,951
1,397,976	Series 2016-JP2-XA 1.935%, 08/15/2049(g)(p)	11,152
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(d)(g)(p)	6,357
219,000	Series 2019-UES-C 4.343%, 05/05/2032(d)	212,424
224,000	Series 2019-UES-D 4.601%, 05/05/2032(d)(g)	216,298
261,000	Series 2019-UES-E 4.601%, 05/05/2032(d)(g)	249,691
274,000	Series 2019-UES-F 4.601%, 05/05/2032(d)(g)	261,557
299,000	Series 2019-UES-G 4.601%, 05/05/2032(d)(g)	276,354
	JP Morgan Mortgage Trust
147,517	Series 2004-S1-2A1 6.000%, 09/25/2034	154,271
4,538	Series 2007-A1-4A2 6.813%, 07/25/2035(a)(g)	4,331
525,607	Series 2007-S3-1A97 6.000%, 08/25/2037	228,624
	JPMDB Commercial Mortgage Securities Trust
176,736	Series 2017-C5-XA 1.014%, 03/15/2050(g)(p)	1,497
	KREF Ltd.
100,000	Series 2021-FL2-AS 5.728%, 02/15/2039(d)(e) 1 mo. USD Term SOFR + 1.414%	97,830
	Legacy Mortgage Asset Trust
566,243	Series 2021-GS2-A1 5.750%, 04/25/2061(d)(f)	566,534
169,067	Series 2021-GS3-A1 5.750%, 07/25/2061(d)(f)	168,653
	Lehman Mortgage Trust
469,553	Series 2006-2-2A3 5.750%, 04/25/2036	471,511
700,555	Series 2007-1-1A2 5.750%, 02/25/2037	708,255
	Lehman XS Trust
64,331	Series 2006-2N-1A1 4.954%, 02/25/2046(e) 1 mo. USD Term SOFR + 0.634%	55,581
	LoanCore Issuer LLC
100,000	Series 2025-CRE8-C 6.455%, 08/17/2042(d)(e) 1 mo. USD Term SOFR + 2.141%	99,031

Principal Amount^		Value
	LoanCore Issuer Ltd.
$ 200,000	Series 2022-CRE7-D 7.403%, 01/17/2037(d)(e) 30 day USD SOFR Average + 3.100%	$198,916
	LoanCore Issuer Ltd.
250,000	Series 2021-CRE5-C 6.776%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 2.464%	248,174
100,000	Series 2021-CRE5-D 7.426%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 3.114%	99,019
100,000	Series 2021-CRE6-D 7.276%, 11/15/2038(d)(e) 1 mo. USD Term SOFR + 2.964%	100,002
	LSTAR Securities Investment Ltd.
188,211	Series 2024-1-A 7.414%, 01/01/2029(d)(e) 30 day USD SOFR Average + 3.100%	190,511
	Master Alternative Loan Trust
10,994	Series 2003-9-4A1 5.250%, 11/25/2033	10,932
7,622	Series 2004-5-1A1 5.500%, 06/25/2034	7,604
9,178	Series 2004-5-2A1 6.000%, 06/25/2034	9,310
45,327	Series 2004-8-2A1 6.000%, 09/25/2034	45,567
	Merrill Lynch Mortgage Investors Trust
840	Series 2006-2-2A 5.995%, 05/25/2036(g)	781
	Metis Issuer 1 LLC
250,000	6.892%, 05/15/2055	249,142
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(d)(g)	254,402
	Mill City Securities Ltd.
210,726	Series 2024-RS1-A1 3.000%, 11/01/2069(d)(f)	199,092
150,000	Series 2024-RS1-A2 4.000%, 11/01/2069(d)(f)	140,775
96,996	Series 2024-RS2-A1 3.000%, 08/01/2069(d)(f)	91,730
	Morgan Stanley Mortgage Loan Trust
211,221	Series 2006-7-3A 5.078%, 06/25/2036(g)	111,895
222,028	Series 2007-13-6A1 6.000%, 10/25/2037	114,913
	New Residential Mortgage Loan Trust
2,250,000	Series 2021-NQ1R-M1 2.273%, 07/25/2055(d)(g)	1,865,060
297,422	Series 2025-NQM3-A3 5.985%, 05/25/2065(d)(f)	299,178
	NYMT Loan Trust
349,716	Series 2022-SP1-A1 5.250%, 07/25/2062(d)(f)	349,576
	OBX Trust
72,027	Series 2022-NQM8-A3 6.100%, 09/25/2062(d)(f)	71,846
70,550	Series 2022-NQM9-A3 6.450%, 09/25/2062(d)(f)	70,492

The accompanying notes are an integral part of these financial statements.

34	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	OBX Trust (Continued)
$ 500,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(d)(g)	$506,213
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(d)(g)	151,192
100,000	Series 2024-NQM5-M1 6.513%, 01/25/2064(d)	100,823
150,000	Series 2024-NQM6-M1 6.924%, 02/25/2064(d)(g)	152,406
107,881	Series 2024-NQM7-A3 6.598%, 03/25/2064(d)(f)	109,122
	PFP Ltd.
99,553	Series 2024-11-B 6.802%, 09/17/2039(d)(e) 1 mo. USD Term SOFR + 2.490%	99,580
	Prime Mortgage Trust
564,809	Series 2006-DR1-2A1 5.500%, 05/25/2035(d)	530,052
	PRPM LLC
87,260	Series 2024-4-A1 6.414%, 08/25/2029(d)(f)	87,537
500,000	Series 2024-RPL2-A2 3.500%, 05/25/2054(d)(f)	467,675
583,578	Series 2025-2-A1 6.469%, 05/25/2030(d)(f)	583,292
	Residential Accredit Loans, Inc.
200,972	Series 2006-QS17-A5 6.000%, 12/25/2036	168,152
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 4.794%, 06/25/2046(e) 1 mo. USD Term SOFR + 0.474%	80,459
224,649	Series 2006-QS7-A3 6.000%, 06/25/2036	178,064
276,367	Series 2007-QS1-2A10 6.000%, 01/25/2037	211,388
242,698	Series 2007-QS8-A8 6.000%, 06/25/2037	195,016
	Residential Asset Securitization Trust
227,880	Series 2007-A1-A8 6.000%, 03/25/2037	67,197
	Residential Funding Mtg Sec I Trust
243,981	Series 2006-S4-A5 6.000%, 04/25/2036	197,329
	Starwood Ltd.
200,000	Series 2021-FL2-C 6.529%, 04/18/2038(d)(e) 1 mo. USD Term SOFR + 2.214%	197,212
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 7.500%, 11/15/2027(a)(d)(e)	4,700
980,000	Series 2014-STAR-D 7.500%, 11/15/2027(a)(d)(e)	9,800
950,000	Series 2014-STAR-E 7.500%, 11/15/2027(a)(d)(e)	4,750
	Structured Adjustable Rate Mortgage Loan Trust
423,233	Series 2005-14-A1 4.744%, 07/25/2035(e) 1 mo. USD Term SOFR + 0.424%	251,661

Principal Amount^		Value
$ 350,357	Series 2008-1-A2 4.567%, 10/25/2037(g)	$268,482
	Structured Asset Securities Corp.
4,200,379	Series 2007-4-1A3 1.816%, 03/28/2045(d)(e)(p) -1*1 mo. USD Term SOFR + 6.136%	284,827
	STWD Ltd.
100,000	Series 2022-FL3-D 7.054%, 11/15/2038(d)(e) 30 day USD SOFR Average + 2.750%	95,504
	Towd Point Revolving Trust
222,674	0.000%, 11/01/2069(g)	223,676
	TRTX Issuer Ltd.
320,000	Series 2021-FL4-C 6.828%, 03/15/2038(d)(e) 1 mo. USD Term SOFR + 2.514%	315,720
150,000	Series 2025-FL6-B 6.361%, 09/18/2042(d)(e) 1 mo. USD Term SOFR + 2.046%	149,274
	Uniform Mortgage-Backed Security, TBA
1,290,000	5.000%(r)	1,298,644
834,625	5.000%(r)	818,078
550,000	2.500%(r)	456,380
898,375	5.000%(r)	880,002
610,000	5.500%(r)	609,483
650,000	7.000%(r)	681,618
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(d)(g)	1,481,833
144,368	Series 2025-2-A3 5.662%, 03/25/2070(d)(f)	144,648
	Vista Point Securitization Trust
96,310	Series 2025-CES1-A1 5.812%, 04/25/2055(d)(f)	96,808
	Washington Mutual Mortgage Pass-Through Certificates Trust
310,721	Series 2006-5-1A5 6.000%, 07/25/2036	251,043
355,675	Series 2006-8-A6 4.114%, 10/25/2036(f)	120,573
	Wells Fargo Alternative Loan Trust
58,610	Series 2007-PA2-3A1 4.784%, 06/25/2037(e) 1 mo. USD Term SOFR + 0.464%	42,201
	Wells Fargo Commercial Mortgage Trust
29,256	Series 2013-LC12-B 3.915%, 07/15/2046(g)	28,118
862,995	Series 2016-BNK1-XA 1.845%, 08/15/2049(g)(p)	11,220
135,000	Series 2016-C36-B 3.671%, 11/15/2059(g)	125,547
	Wells Fargo Mortgage-Backed Securities Trust
34,697	Series 2006-AR19-A1 6.928%, 12/25/2036(g)	33,823

TOTAL MORTGAGE-BACKED SECURITIES (Cost $85,469,956)		68,013,981

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	35

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

MUNICIPAL BONDS: 0.0%

Indiana: 0.0%
	Knox County Industry Economic Development Revenue
$ 5,000	Series B 5.900%, 04/01/2034	$4,957

TOTAL MUNICIPAL BONDS (Cost $4,763)		4,957

Shares

SHORT-TERM INVESTMENTS: 4.9%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 1.3%
5,927,006	State Street Navigator Securities Lending Government Money Market Portfolio, 4.350%(s)(t)	5,927,006

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $5,927,006)		5,927,006

MONEY MARKET FUNDS: 0.8%
3,757,983	State Street Institutional Treasury Money Market Fund - Premier Class, 4.244%(s)	3,757,983

TOTAL MONEY MARKET FUNDS (Cost $3,757,983)		3,757,983

Principal Amount^

REPURCHASE AGREEMENTS: 1.5%
$6,446,000	Fixed Income Clearing Corp. 1.360%, 6/30/2025, due 07/01/2025 [collateral: par value $6,560,900, U.S. Treasury Notes, 3.375%, due 09/15/2027, value $6,575,789] (proceeds $6,446,244)	6,446,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,446,000)		6,446,000

TREASURY BILLS: 1.3%
	U.S. Treasury Bills
1,500,000	4.050%, 07/31/2025(i)(u)	1,494,820
1,000,000	4.088%, 08/07/2025(i)(u)	995,640
2,800,000	3.947%, 09/04/2025(i)(u)	2,778,527
425,000	3.990%, 10/09/2025(i)(n)(u)	420,085

TOTAL TREASURY BILLS (Cost $5,690,434)		5,689,072

TOTAL SHORT-TERM INVESTMENTS (Cost $21,821,423)		21,820,061

TOTAL PURCHASED OPTIONS (Cost $405,638): 0.1%		263,963

TOTAL INVESTMENTS (Cost: $485,231,658): 103.9%		459,564,804

Liabilities in Excess of Other Assets: (3.9)%		(17,085,452)

NET ASSETS: 100.0%		$442,479,352

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Perpetual Call.
(c)	Security, or portion thereof, is out on loan.
(d)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(e)	Floating Interest Rate at June 30, 2025.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2025.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2025.
(h)	When issued security.
(i)	The rate shown represents yield-to-maturity.
(j)	Security is not accruing interest.
(k)	Security is currently in default and/or non-income producing.
(l)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(m)	Pay-in-kind security.
(n)	Securities with an aggregate fair value of $7,150,053 have been pledged as collateral for options, total return swaps, credit default swaps, interest rate swaps, and futures positions.
(o)	Principal Only security.
(p)	Interest Only security. Security with a notional or nominal principal amount.
(q)	All or a portion of the security has been pledged as collateral against open reverse repurchase agreements. As of June 30, 2025 , the market value of securities pledged amounted to $2,324,953.
(r)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(s)	The rate disclosed is the 7 day net yield as of June 30, 2025.
(t)	Represents security purchased with cash collateral received for securities on loan.
(u)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound

The accompanying notes are an integral part of these financial statements.

36	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

UNFUNDED LOAN COMMITMENTS—At June 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Oil Changer Holding Corp., 1.000%, 02/8/2027	$11,284	$11,200	$(84)
Lealand Finance Co. BV, 0.500%, 06/30/2027	953,779	524,579	(429,200)
Lealand Finance Co. BV, 0.500%, 06/30/2027	36,230	20,651	(15,579)
Azuria Water Solutions, Inc., 0.000%, 05/17/2028	20,130	20,230	100
Power Services Holding Co., 1.000%, 11/22/2028	34,962	34,875	(87)
Finastra USA, Inc., 0.500%, 09/13/2029	8,015	8,065	50
Capstone Acquisition Holdings, Inc., 1.000%, 11/13/2029	12,076	—	(12,076)
GrafTech Finance, Inc., 3.750%, 12/21/2029	24,381	24,564	183
MB2 Dental Solutions LLC, 1.000%, 02/13/2031	21,524	21,524	—
MB2 Dental Solutions LLC 2, 0.500%, 02/13/2031	5,000	4,375	(625)
Chrysaor Bidco SARL, 3.000%, 10/30/2031	6,886	6,941	55
Amspec Parent LLC, 1.000%, 12/22/2031	13,333	13,417	84
Secretariat Advisors LLC, 4.000%, 02/28/2032	10,753	10,780	27
Citrin Cooperman Advisors LLC, 1.000%, 04/1/2032	9,091	9,098	7
Cliffwater LLC, 0.375%, 04/22/2032	10,000	9,200	(800)
Curriculum Associates LLC, 0.000%, 05/7/2032	124,842	124,842	—
Student Transportation of America Holdings, Inc., 1.000%, 06/24/2032	36,667	36,787	120
TOTAL		$881,128	$(457,825)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	37

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at June 30, 2025 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CURRENCY OPTIONS
EUR Put USD Call	Bank of America N.A.	$1.01	11/24/2025	641,000	$641,000	$111	$9,457	$(9,346)
EUR Put USD Call	Bank of America N.A.	1.01	11/24/2025	641,000	641,000	111	9,133	(9,022)
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	192,000	192,000	34	2,465	(2,431)
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	449,000	449,000	79	5,626	(5,547)
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	232,000	232,000	41	2,954	(2,913)
EUR Put USD Call	BNP Paribas SA	1.01	11/26/2025	38,000	38,000	7	500	(493)
USD Put JPY Call	Bank of America N.A.	140.00	4/1/2026	33,000	33,000	1,102	868	234
USD Put JPY Call	Goldman Sachs & Co.	140.00	11/19/2025	1,580,000	1,580,000	31,300	37,542	(6,242)
USD Put JPY Call	Goldman Sachs & Co.	140.00	4/1/2026	187,000	187,000	6,244	5,105	1,139
USD Put JPY Call	Goldman Sachs & Co.	140.00	4/1/2026	150,000	150,000	5,009	3,963	1,046
USD Put JPY Call	Goldman Sachs & Co.	123.50	5/20/2026	181,000	181,000	15,541	18,154	(2,613)
USD Put JPY Call	JPMorgan Chase Bank N.A.	123.50	5/20/2026	45,000	45,000	3,864	4,487	(623)

Total						63,443	100,254	(36,811)

INDEX OPTIONS
Call
CBOE Volatility Index	Goldman Sachs & Co.	25.00	7/16/2025	601	1,005,473	24,641	96,761	(72,120)
CBOE Volatility Index	Goldman Sachs & Co.	28.00	8/20/2025	349	583,877	38,041	68,404	(30,363)

Total						62,682	165,165	(102,483)

Description	Counterparty	Pay/ Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @3.50%, terminating 8/19/26	Morgan Stanley & Co.	Pay	8/19/2026	1,200,000	$1,200,000	8,455	7,995	460
USD - Secured Overnight Financing Rate (SOFR) strike @3.50%, terminating 2/13/26	BNP Paribas SA	Pay	2/13/2026	3,595,000	3,595,000	42,924	43,140	(216)
USD - Secured Overnight Financing Rate (SOFR) strike @3.50%, terminating 2/13/26	BNP Paribas SA	Pay	2/13/2026	3,595,000	3,595,000	42,924	43,140	(216)
USD - Secured Overnight Financing Rate (SOFR) strike @3.50%, terminating 2/13/26	Toronto- Dominion Bank	Pay	2/13/2026	3,595,000	3,595,000	42,924	43,319	(395)
Put
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @5.50%, terminating 8/19/26	Morgan Stanley & Co.	Receive	8/19/2026	1,200,000	$1,200,000	611	2,625	(2,014)

Total						137,838	140,219	(2,381)

Total Purchased Options						$263,963	$405,638	$(141,675)

The accompanying notes are an integral part of these financial statements.

38	Litman Gregory Funds Trust

iMGP High Income Fund

REVERSE REPURCHASE AGREEMENTS at June 30, 2025 (Unaudited)

Principal Amount		Value
$(1,603,204)	Citibank, N.A. 4.500%, trade date 6/25/2025, due 06/25/2026 , repurchase amount $1,603,203	$(1,603,204)
(606,550)	Citibank, N.A. 4.490%, trade date 6/26/2025, due 06/27/2026 , repurchase amount $606,550	(606,550)

TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $2,209,754)		$(2,209,754)

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	39

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2025 (Unaudited)

At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2025	Fund Delivering	U.S. $ Value at June 30, 2025	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank Plc	7/16/2025	USD	$4,275,441	EUR	$4,374,048	$—	$(98,607)
Citibank N.A.	7/16/2025	USD	492,086	GBP	498,103	—	(6,017)
Morgan Stanley & Co.	7/16/2025	USD	75,510	CAD	75,669	—	(159)
	7/16/2025	USD	471,198	EUR	471,214	—	(16)
	7/16/2025	USD	347,542	EUR	353,411	—	(5,869)
	7/16/2025	USD	572,038	EUR	583,128	—	(11,090)

			$6,233,815		$6,355,573	$—	$(121,758)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at June 30, 2025 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
U.S. Treasury 10-Year Note Futures	15	$1,642,890	$1,681,875	9/19/2025	$38,985
U.S. Treasury 2-Year Note Futures	72	14,916,368	14,977,688	9/30/2025	61,320

Total Long					$100,305
Futures Contracts - Short
U.S. Treasury 5-Year Note Futures	(30)	$(3,243,207)	$(3,270,000)	9/30/2025	$(26,793)

Total Short					$(26,793)

Total Futures Contracts					$73,512

(a)	Goldman Sachs & Co. is the counterparty for Open Futures Contracts held by the Fund at June 30, 2025.

The accompanying notes are an integral part of these financial statements.

40	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2025 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 30,000,000	5/02/2028	1 Day SOFR + 0.000%	3.307%	Annually	$86,216	$225	$85,991
$ 6,300,000	4/23/2035	1 Day SOFR + 0.000%	3.849	Annually	(86,406)	320	(86,726)
$ 10,000,000	5/02/2035	1 Day SOFR + 0.000%	3.651	Annually	26,890	230	26,660
$ 2,850,000	5/09/2040	1 Day SOFR + 0.000%	3.914	Annually	(8,314)	292	(8,606)

					$18,386	$1,067	$17,319

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date		Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2025	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
Buy Protection
CDX North America High Yield Index Series 43 V1 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	1.356%	$(230,000)	Quarterly	$(34,652)	$(34,690)	$38
CDX North America High Yield Index Series 43 V2 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	3.182%	(230,000)	Quarterly	(16,681)	(14,589)	(2,092)

Total Buy Protection							$(51,333)	$(49,279)	$(2,054)

Total							$(51,333)	$(49,279)	$(2,054)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index USD	9/20/2025	Morgan Stanley & Co.	Pays	1 Day SOFR + 0.000%	$(650,000)	Quarterly	$13,498	$—	$13,498

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	41

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at June 30, 2025 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)

CURRENCY OPTIONS
USD Put JPY Call	Goldman Sachs & Co.	$130.00	11/19/2025	(1,580,000)	$(1,580,000)	$(7,398)	$(12,571)	$5,173
INDEX OPTIONS
Call
CBOE Volatility Index	Goldman Sachs & Co.	30.00	7/16/2025	(601)	(1,005,473)	(16,227)	(67,312)	51,085
CBOE Volatility Index	Goldman Sachs & Co.	40.00	8/20/2025	(349)	(583,877)	(19,544)	(34,202)	14,658
Put
S&P 500 Index	UBS Securities LLC	5,830.00	7/11/2025	(5)	(3,102,475)	(1,210)	(23,970)	22,760
S&P 500 Index	UBS Securities LLC	5,850.00	7/11/2025	(4)	(2,481,980)	(1,112)	(18,336)	17,224
S&P 500 Index	UBS Securities LLC	5,870.00	7/11/2025	(1)	(620,495)	(340)	(4,719)	4,379
S&P 500 Index	UBS Securities LLC	5,970.00	7/11/2025	(1)	(620,495)	(618)	(1,699)	1,081
S&P 500 Index	UBS Securities LLC	5,815.00	7/18/2025	(1)	(620,495)	(735)	(5,279)	4,544
S&P 500 Index	UBS Securities LLC	5,865.00	7/18/2025	(3)	(1,861,485)	(2,685)	(16,197)	13,512
S&P 500 Index	UBS Securities LLC	5,870.00	7/18/2025	(4)	(2,481,980)	(3,508)	(22,836)	19,328
S&P 500 Index	UBS Securities LLC	5,875.00	7/18/2025	(8)	(4,963,960)	(7,320)	(49,362)	42,042
S&P 500 Index	UBS Securities LLC	5,920.00	7/18/2025	(4)	(2,481,980)	(5,316)	(13,646)	8,330
S&P 500 Index	UBS Securities LLC	5,920.00	7/25/2025	(20)	(12,409,900)	(40,000)	(87,109)	47,109
S&P 500 Index	UBS Securities LLC	5,920.00	8/1/2025	(7)	(4,343,465)	(21,224)	(36,883)	15,659
S&P 500 Index	UBS Securities LLC	5,970.00	8/1/2025	(7)	(4,343,465)	(28,252)	(35,133)	6,881
S&P 500 Index	UBS Securities LLC	5,980.00	8/1/2025	(4)	(2,481,980)	(15,940)	(22,186)	6,246
S&P 500 Index	UBS Securities LLC	6,010.00	8/1/2025	(2)	(1,240,990)	(9,440)	(9,438)	(2)
S&P 500 Index	UBS Securities LLC	6,010.00	8/8/2025	(9)	(5,584,455)	(48,060)	(50,300)	2,240

Total						(221,531)	(498,607)	277,076

The accompanying notes are an integral part of these financial statements.

42	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at June 30, 2025 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)

INTEREST RATE SWAPTIONS
Call
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @3.00%, terminating 8/19/26	Morgan Stanley & Co.	Receive	8/19/2026	(1,200,000)	$(1,200,000)	$(4,181)	$(4,526)	$345
USD - Secured Overnight Financing Rate (SOFR) strike @3.00%, terminating 2/13/26	BNP Paribas SA	Receive	2/13/2026	(3,595,000)	(3,595,000)	(18,090)	(19,916)	1,826
USD - Secured Overnight Financing Rate (SOFR) strike @3.00%, terminating 2/13/26	BNP Paribas SA	Receive	2/13/2026	(3,595,000)	(3,595,000)	(18,090)	(19,862)	1,772
USD - Secured Overnight Financing Rate (SOFR) strike @3.00%, terminating 2/13/26	Toronto-Dominion Bank	Receive	2/13/2026	(3,595,000)	(3,595,000)	(18,090)	(19,952)	1,862
Put
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @4.50%, terminating 8/19/26	Morgan Stanley & Co.	Pay	8/19/2026	(1,200,000)	(1,200,000)	(3,416)	(7,693)	4,277

Total						(61,867)	(71,949)	10,082

Total Written Options						$(290,796)	$(583,127)	$292,331

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	43

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Principal Amount^		Value

CORPORATE BONDS: 95.3%

Basic Materials: 3.5%
	Olin Corp.
$8,188,000	5.625%, 08/01/2029	$8,126,827
	Steel Dynamics, Inc.
6,743,000	5.000%, 12/15/2026	6,737,196

		14,864,023

Communications: 8.9%
	AT&T, Inc.
8,731,000	2.550%, 12/01/2033	7,313,294
	Expedia Group, Inc.
7,223,000	4.625%, 08/01/2027	7,256,179
	Motorola Solutions, Inc.
7,955,000	5.600%, 06/01/2032	8,293,039
	Sirius XM Radio LLC
7,767,000	5.500%, 07/01/2029(a)	7,733,124
	Verizon Communications, Inc.
7,564,000	4.329%, 09/21/2028	7,596,159

		38,191,795

Consumer, Cyclical: 18.2%
	Bath & Body Works, Inc.
7,364,000	6.625%, 10/01/2030(a)	7,599,471
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
10,806,000	5.125%, 04/15/2029(a)(b)	10,027,195
	Dick’s Sporting Goods, Inc.
8,113,000	3.150%, 01/15/2032(b)	7,275,855
	Genuine Parts Co.
6,789,000	6.500%, 11/01/2028	7,211,749
	LKQ Corp.
7,810,000	6.250%, 06/15/2033	8,242,837
	Lowe’s Cos., Inc.
8,000,000	3.650%, 04/05/2029	7,814,655
	Marriott International, Inc.
8,110,000	4.625%, 06/15/2030	8,131,425
	RB Global Holdings, Inc.
5,000,000	6.750%, 03/15/2028(a)	5,135,435
	Somnigroup International, Inc.
8,491,000	4.000%, 04/15/2029(a)	8,129,197
	Yum! Brands, Inc.
7,936,000	5.375%, 04/01/2032	7,949,658

		77,517,477

Consumer, Non-cyclical: 22.6%
	Altria Group, Inc.
7,693,000	6.875%, 11/01/2033	8,613,663
	BAT Capital Corp.
7,422,000	6.421%, 08/02/2033	8,063,313
	Block Financial LLC
7,843,000	2.500%, 07/15/2028	7,388,590
601,000	3.875%, 08/15/2030	570,688
	Conagra Brands, Inc.
7,192,000	4.850%, 11/01/2028	7,264,919
	DaVita, Inc.
8,153,000	4.625%, 06/01/2030(a)	7,821,852
1,727,000	6.750%, 07/15/2033(a)	1,787,738
	Global Payments, Inc.
8,351,000	5.400%, 08/15/2032	8,523,873

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	HCA, Inc.
$ 7,091,000	5.375%, 09/01/2026	$7,127,344
	IQVIA, Inc.
8,187,000	6.250%, 06/01/2032(a)	8,415,492
	Molson Coors Beverage Co.
7,435,000	3.000%, 07/15/2026	7,325,760
	Philip Morris International, Inc.
7,024,000	5.375%, 02/15/2033	7,260,420
	Quanta Services, Inc.
9,677,000	2.900%, 10/01/2030	8,923,063
	Tenet Healthcare Corp.
7,638,000	6.125%, 10/01/2028	7,652,268

		96,738,983

Financial: 7.8%
	American Tower Corp.
7,356,000	3.375%, 10/15/2026	7,263,616
	Brown & Brown, Inc.
8,636,000	5.250%, 06/23/2032	8,812,097
	Crown Castle, Inc.
6,986,000	5.800%, 03/01/2034	7,239,703
1,216,000	5.200%, 09/01/2034	1,205,223
	Willis North America, Inc.
8,555,000	5.350%, 05/15/2033	8,773,966

		33,294,605

Industrial: 19.9%
	Allegion U.S. Holding Co., Inc.
8,038,000	5.411%, 07/01/2032	8,290,924
	Berry Global, Inc.
7,115,000	4.875%, 07/15/2026(a)	7,112,237
	Carlisle Cos., Inc.
7,392,000	3.750%, 12/01/2027	7,289,236
	Eagle Materials, Inc.
8,271,000	2.500%, 07/01/2031	7,337,172
	Flex Ltd.
7,333,000	4.875%, 05/12/2030	7,362,484
1,243,000	5.250%, 01/15/2032	1,256,728
	Fortune Brands Innovations, Inc.
5,173,000	5.875%, 06/01/2033	5,434,042
	Sealed Air Corp.
8,623,000	6.500%, 07/15/2032(a)(b)	8,944,655
	Teledyne Technologies, Inc.
9,487,000	2.750%, 04/01/2031	8,605,438
	TransDigm, Inc.
7,482,000	6.875%, 12/15/2030(a)	7,776,200
	Trimble, Inc.
7,881,000	6.100%, 03/15/2033	8,375,471
	Westinghouse Air Brake Technologies Corp.
7,282,000	4.700%, 09/15/2028	7,324,775

		85,109,362

Technology: 14.4%
	Broadcom, Inc.
2,808,000	3.459%, 09/15/2026	2,782,471
3,617,000	4.150%, 11/15/2030	3,560,175
1,617,000	4.300%, 11/15/2032	1,569,332
	CA, Inc.
231,000	4.700%, 03/15/2027	230,192

The accompanying notes are an integral part of these financial statements.

44	Litman Gregory Funds Trust

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)

Technology (continued)
	CDW LLC/CDW Finance Corp.
$ 9,412,000	3.569%, 12/01/2031	$8,661,978
	Fiserv, Inc.
4,328,000	3.500%, 07/01/2029	4,169,347
	HP, Inc.
7,613,000	5.500%, 01/15/2033	7,775,327
	Microchip Technology, Inc.
7,211,000	4.250%, 09/01/2025	7,202,947
	NetApp, Inc.
8,322,000	5.700%, 03/17/2035	8,548,380
	Oracle Corp.
9,049,000	2.950%, 04/01/2030	8,443,841
	Qorvo, Inc.
8,673,000	4.375%, 10/15/2029	8,420,972

		61,364,962

TOTAL CORPORATE BONDS (Cost $400,884,605)		407,081,207

GOVERNMENT SECURITIES & AGENCY ISSUE: 1.8%
	U.S. Treasury Notes
7,514,000	4.125%, 01/31/2027	7,549,222

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $7,508,915)		7,549,222

Shares
SHORT-TERM INVESTMENTS: 2.1%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 2.1%
9,140,842	State Street Navigator Securities Lending Government Money Market Portfolio, 4.350%(c)(d)	9,140,842

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $9,140,842)		9,140,842

TOTAL SHORT-TERM INVESTMENTS (Cost $9,140,842)		9,140,842

TOTAL INVESTMENTS (Cost: $417,534,362): 99.2%		423,771,271

Other Assets in Excess of Liabilities: 0.8%		3,619,942

NET ASSETS: 100.0%		$427,391,213

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	Security, or portion thereof, is out on loan.
(c)	The rate disclosed is the 7 day net yield as of June 30, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	45

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Principal Amount^		Value

MUNICIPAL BONDS: 99.4%

Alabama: 1.9%
	Auburn University
$50,000	Series A 4.000%, 06/01/2035	$49,877
	Health Care Authority of the City of Huntsville
10,000	Series B1 5.000%, 06/01/2035	10,519
	Lower Alabama Gas District
250,000	Series A 5.000%, 09/01/2029	261,704

		322,100

California: 3.2%
	California State Public Works Board
100,000	Series A 5.000%, 04/01/2043	106,002
100,000	Series A 5.000%, 04/01/2044	105,603
	Los Angeles Department of Water & Power
50,000	Series D 5.000%, 07/01/2039	50,521
150,000	Series D 5.000%, 07/01/2043	154,980
	Los Angeles Department of Water & Power Water System Revenue
115,000	Series B 5.000%, 07/01/2035	115,392
15,000	Series D 5.000%, 07/01/2043	15,463

		547,961

Colorado: 1.2%
	Colorado Health Facilities Authority
200,000	Series A-2 5.000%, 08/01/2044	197,211

Connecticut: 0.7%
	Connecticut State Health & Educational Facilities Authority
75,000	Series K 5.000%, 07/01/2030	81,406
	South Central Connecticut Regional Water Authority
45,000	Series B-1 3.000%, 08/01/2034	42,291

		123,697

Florida: 16.6%
	Alachua County Health Facilities Authority
50,000	Series A 5.000%, 12/01/2044	49,996
	Florida Municipal Loan Council
200,000	(AG), Series D 5.000%, 10/01/2049	207,270
	Greater Orlando Aviation Authority
500,000	Series A 5.000%, 10/01/2042	500,147

Principal Amount^		Value

Florida (continued)
	Miami-Dade County Educational Facilities Authority
$200,000	Series B 5.250%, 04/01/2043	$207,531
	North Broward Hospital District
125,000	Series B 5.000%, 01/01/2048	123,483
	Orange County Health Facilities Authority
215,000	Series A 5.000%, 10/01/2039	215,140
	Palm Beach County Health Facilities Authority
200,000	5.000%, 11/15/2032	203,250
500,000	Series 2025B 5.000%, 11/15/2042	501,234
	St. Johns County School Board
100,000	(AG), Series A 5.500%, 07/01/2049	104,780
	UCF Stadium Corp.
200,000	Series A 5.000%, 03/01/2041	206,249
	Volusia County Educational Facility Authority
395,000	5.250%, 06/01/2054	393,283
100,000	Series A 5.000%, 10/15/2049	99,419

		2,811,782

Georgia: 3.9%
	Dalton Whitfield County Joint Development Authority
100,000	4.000%, 08/15/2048	87,952
	Main Street Natural Gas, Inc.
200,000	Series E 5.000%, 12/01/2032	213,365
	Municipal Electric Authority of Georgia
350,000	Series A 5.000%, 01/01/2037	362,351

		663,668

Illinois: 3.0%
	Chicago Transit Authority Sales Tax Receipts Fund
200,000	Series A 5.000%, 12/01/2045	200,884
	Illinois Finance Authority
110,000	Series B 5.000%, 08/15/2036	111,745
	State of Illinois
200,000	4.000%, 06/01/2033	197,341

		509,970

Indiana: 4.0%
	Concord Community Schools Building Corp.
250,000	(ST INTERCEPT) 5.000%, 01/15/2044	260,706
	Town of Upland
200,000	4.000%, 09/01/2037	196,399
	Westfield-Washington Multi-School Building Corp.
200,000	(BAM), Series A 5.250%, 07/15/2043	210,865

		667,970

The accompanying notes are an integral part of these financial statements.

46	Litman Gregory Funds Trust

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

MUNICIPAL BONDS (CONTINUED)

Kansas: 1.2%
	Sedgwick County Unified School District No. 262 Valley Center
$ 200,000	(AG) 5.000%, 09/01/2042	$206,490

Louisiana: 2.7%
	Louisiana Public Facilities Authority
200,000	Series A 5.000%, 04/01/2045	202,650
250,000	Series A 5.000%, 07/01/2047	246,475

		449,125

Massachusetts: 5.9%
	Massachusetts Development Finance Agency
250,000	5.000%, 01/01/2027	256,637
250,000	5.250%, 01/01/2038	269,413
55,000	Series A 5.000%, 01/01/2040	55,289
50,000	Series F 4.000%, 07/01/2043	43,672
195,000	Series I 5.000%, 07/01/2025	195,000
	Massachusetts Housing Finance Agency
175,000	(GNMA/FNMA/FHLMC), Series 224 4.350%, 12/01/2042	169,357

		989,368

Michigan: 5.7%
	Great Lakes Water Authority Water Supply System Revenue
500,000	Series C 5.000%, 07/01/2042	524,578
	Michigan Finance Authority
200,000	5.000%, 11/15/2041	200,080
250,000	Series 2016-MI 5.000%, 12/01/2045	245,885

		970,543

New Hampshire: 1.1%
	New Hampshire Health & Education Facilities Authority Act
190,000	5.000%, 10/01/2040	190,627

New Jersey: 1.2%
	Tobacco Settlement Financing Corp.
200,000	Series A 5.000%, 06/01/2046	198,965

New York: 7.5%
	Metropolitan Transportation Authority
250,000	Series 2025A 5.000%, 11/15/2044	253,686
300,000	Series 2025A 5.250%, 11/15/2045	310,060
	New York State Dormitory Authority
500,000	(AG) 5.000%, 07/01/2051	500,070
	Westchester County Local Development Corp.
200,000	5.000%, 07/01/2042	200,097

		1,263,913

Principal Amount^		Value

Ohio: 4.5%
	Buckeye Tobacco Settlement Financing Authority
$ 135,000	Series A-2-CLASS 1 5.000%, 06/01/2035	$139,203
	Columbus Metropolitan Housing Authority
300,000	4.000%, 12/01/2034	297,850
	Columbus Regional Airport Authority
180,000	Series B 5.000%, 01/01/2043	187,161
	Ohio Housing Finance Agency
140,000	(GNMA/FNMA/FHLMC), Series C 4.100%, 09/01/2039	137,009

		761,223

Pennsylvania: 6.9%
	Allegheny County Higher Education Building Authority
200,000	5.000%, 03/01/2042	205,288
	Allentown City School District
250,000	(AG ST AID WITHHLDG) 5.000%, 06/01/2038	265,562
	City of Lancaster
100,000	(BAM) 4.000%, 11/01/2038	98,205
	Montgomery County Higher Education & Health Authority
100,000	Series A 5.000%, 09/01/2043	100,299
	Pennsylvania Higher Educational Facilities Authority
500,000	5.000%, 08/15/2049	496,104

		1,165,458

South Carolina: 2.3%
	South Carolina Jobs-Economic Development Authority
200,000	Series A 5.000%, 05/01/2043	199,716
	South Carolina Public Service Authority
195,000	Series A 5.000%, 12/01/2037	195,172

		394,888

Texas: 17.2%
	Arlington Higher Education Finance Corp.
200,000	(PSF-GTD), Series A 4.250%, 12/01/2048	182,611
	Brownsboro Independent School District
200,000	(AG) 5.000%, 08/15/2041	204,383
	City of Bryan Waterworks & Sewer Revenue
250,000	4.000%, 07/01/2041	237,768
	City of Odessa
500,000	4.000%, 03/01/2033	486,799
	FW Texas Street Public Facility Corp.
250,000	5.000%, 05/01/2038	248,665
	Harmony Independent School District
330,000	(PSF-GTD) 7.125%, 02/15/2038	417,196

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	47

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

Principal Amount^		Value

MUNICIPAL BONDS (CONTINUED)

Texas (continued)
	Harris County Hospital District
$ 325,000	4.000%, 02/15/2042	$291,128
	Huffman Independent School District
30,000	(PSF-GTD) 5.250%, 02/15/2049	31,253
	Midland County Hospital District
415,000	(BAM), Series A 4.125%, 05/15/2049	377,494
	Northwest Williamson County Municipal Utility District No. 2
340,000	(AG) 4.000%, 08/15/2044	303,202
	Texas Department of Housing & Community Affairs
135,000	(GNMA), Series B 4.400%, 07/01/2038	134,698

		2,915,197

Vermont: 2.1%
	Vermont Educational & Health Buildings Financing Agency
350,000	Seies B 5.000%, 12/01/2039	350,370

Virginia: 1.0%
	Virginia College Building Authority
165,000	5.000%, 06/01/2031	175,635

Washington: 5.6%
	City of Seattle Municipal Light & Power Revenue
330,000	5.000%, 07/01/2044	340,412
	Pend Oreille County Public Utility District No. 1 Box Canyon
100,000	5.000%, 01/01/2039	101,327
	Washington Health Care Facilities Authority
500,000	Series A 5.000%, 08/15/2030	500,147

		941,886

TOTAL MUNICIPAL BONDS (Cost $17,107,737)		16,818,047

TOTAL INVESTMENTS (Cost: $17,107,737): 99.4%		16,818,047

Other Assets in Excess of Liabilities: 0.6%		107,988

NET ASSETS: 100.0%		$16,926,035

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of these financial statements.

48	Litman Gregory Funds Trust

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS: 98.2%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 17.0%
199,004,490	State Street Navigator Securities Lending Government Money Market Portfolio, 4.350%(a)(b)	$199,004,490

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $199,004,490)		199,004,490

Principal Amount^

REPURCHASE AGREEMENTS: 1.5%
$17,552,000	Fixed Income Clearing Corp. 1.360%, 6/30/2025, due 07/01/2025 [collateral: par value $17,864,600, U.S. Treasury Note, 3.375%, due 09/15/2027, value $17,904,877] (proceeds $17,552,663)	17,552,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,552,000)		17,552,000

TREASURY BILLS: 79.7%
	U.S. Treasury Bills
1,890,000	4.156%, 08/14/2025(c)(d)(e)	1,880,072
14,150,000	4.224%, 08/19/2025(c)(d)(e)	14,066,987
45,880,000	4.166%, 08/21/2025(c)(d)(e)	45,603,015
37,240,000	4.185%, 08/26/2025(c)(d)(e)	36,993,233
1,890,000	4.154%, 08/28/2025(c)(d)(e)	1,876,846
14,210,000	4.155%, 09/02/2025(c)(d)(e)	14,104,309
28,180,000	4.150%, 09/04/2025(c)(d)(e)	27,964,685
249,620,000	4.183%, 09/09/2025(c)(d)(e)(f)	247,560,896
214,010,000	4.161%, 09/16/2025(c)(e)(f)	212,080,611
161,490,000	4.143%, 09/18/2025(c)(e)	160,003,372
11,890,000	4.122%, 10/30/2025(c)(e)	11,723,002
163,290,000	4.212%, 11/20/2025(c)(e)	160,558,299

TOTAL TREASURY BILLS (Cost $934,419,182)		934,415,327

TOTAL SHORT-TERM INVESTMENTS (Cost $1,150,975,672)		1,150,971,817

TOTAL INVESTMENTS (Cost: $1,150,975,672): 98.2%		1,150,971,817

Other Assets in Excess of Liabilities: 1.8%		21,516,578

NET ASSETS: 100.0%		$1,172,488,395

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Represents security purchased with cash collateral received for securities on loan.
(b)	The rate disclosed is the 7 day net yield as of June 30, 2025.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.
(e)	The rate shown represents yield-to-maturity.
(f)	Security, or portion thereof, is out on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	49

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at June 30, 2025 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
WTI Crude Futures (b)	626	$44,979,259	$39,970,100	8/20/2025	$(5,009,159)
S&P 500 E-Mini Index Futures	331	100,682,193	103,499,562	9/19/2025	2,817,369
MSCI Emerging Market Index	1,065	64,089,775	65,683,875	9/19/2025	1,594,100
MSCI EAFE Index Futures	638	84,579,002	85,546,230	9/19/2025	967,228
Gold 100 Oz Futures (b)	93	30,908,495	30,761,610	8/27/2025	(146,885)
Euro FX Currency Futures	2,954	431,891,887	437,044,300	9/15/2025	5,152,413
U.S. Treasury 10-Year Note Futures	1,987	219,188,094	222,792,375	9/19/2025	3,604,281
U.S. Treasury 2-Year Note Futures	4,748	983,431,880	987,695,284	9/30/2025	4,263,404

Total Long					$13,242,751

Futures Contracts - Short
Japanese Yen Currency Futures	(282)	$(24,470,402)	$(24,655,612)	9/15/2025	$(185,210)
U.S. Treasury Long Bond Futures	(1,041)	(117,771,203)	(120,202,969)	9/19/2025	(2,431,766)

Total Short					$(2,616,976)

Total Futures Contracts					$10,625,775

(a)	Goldman Sachs & Co. and Societe Generale are the counterparties for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at June 30, 2025.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

50	Litman Gregory Funds Trust

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value

COMMON STOCKS: 99.2%

Consumer Discretionary: 7.0%
1,685	Lennar Corp. - Class A	$186,378
870	Lowe’s Cos., Inc.	193,027
783	McDonald’s Corp.	228,769

		608,174

Consumer Staples: 12.2%
1,595	General Mills, Inc.	82,637
780	Hershey Co.	129,441
2,755	Mondelez International, Inc. - Class A	185,797
1,850	Nestle SA - ADR	183,742
928	PepsiCo, Inc.	122,533
957	Procter & Gamble Co.	152,469
2,066	Walmart, Inc.	202,014

		1,058,633

Energy: 7.7%
2,265	Chevron Corp.	324,325
986	EOG Resources, Inc.	117,936
7,888	Kinder Morgan, Inc.	231,907

		674,168

Financials: 17.5%
6,304	Bank of America Corp.	298,305
2,264	Charles Schwab Corp.	206,568
725	Chubb Ltd.	210,047
1,381	JPMorgan Chase & Co.	400,366
1,175	M&T Bank Corp.	227,938
988	PNC Financial Services Group, Inc.	184,183

		1,527,407

Health Care: 9.4%
1,392	Abbott Laboratories	189,326
1,798	AbbVie, Inc.	333,745
3,074	Bristol-Myers Squibb Co.	142,295
1,015	Johnson & Johnson	155,041

		820,407

Industrials: 19.0%
2,509	A.O. Smith Corp.	164,515
377	Deere & Co.	191,701
1,798	Emerson Electric Co.	239,727
1,128	Honeywell International, Inc.	262,689
551	Lockheed Martin Corp.	255,190
1,002	Norfolk Southern Corp.	256,482
1,247	Waste Management, Inc.	285,339

		1,655,643

Information Technology: 19.0%
1,482	Apple, Inc.	304,062
4,408	Cisco Systems, Inc.	305,827
1,663	Dell Technologies, Inc. - Class C	203,884
796	Microsoft Corp.	395,938
1,612	QUALCOMM, Inc.	256,727
1,131	TE Connectivity PLC	190,766

		1,657,204

Materials: 3.1%
2,074	Nucor Corp.	268,666

Real Estate: 1.3%
1,856	WP Carey, Inc. - REIT	115,777

Shares		Value

Utilities: 3.0%
7,627	PPL Corp.	$258,479

TOTAL COMMON STOCKS (Cost $7,927,876)		8,644,558

TOTAL INVESTMENTS (Cost: $7,927,876): 99.2%		8,644,558

Other Assets in Excess of Liabilities: 0.8%		71,934

NET ASSETS: 100.0%		$8,716,492

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	51

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2025 – (Unaudited)

	Global Select Fund	International Fund	Small Company Fund
ASSETS:
Investments in securities at cost	$76,125,131	$137,323,888	$35,580,016
Repurchase agreements at cost	1,730,338	1,625,252	—

Total investments at cost	$77,855,469	$138,949,140	$35,580,016

Investments in securities at value[1]	$92,379,811	$164,684,813	$39,250,124
Repurchase agreements at value	1,730,338	1,625,252	—

Total investments at value	$94,110,149	$166,310,065	$39,250,124

Cash	26,544	47,602	1,160,706
Cash, denominated in foreign currency (cost of $447,205, $874,423 and $0, respectively)	463,306	883,977	—
Receivables:
Foreign tax reclaims	107,279	1,362,487	—
Securities sold	—	585,817	—
Dividends and interest	17,502	221,646	18,631
Fund shares sold	—	—	10,160
Other Receivables	—	27	—
Prepaid expenses	6,037	7,209	16,394

Total Assets	94,730,817	169,418,830	40,456,015

LIABILITIES:
Payables:
Advisory fees	44,093	143,633	18,213
Securities purchased	—	499,623	—
Payable for cash collateral from securities loaned (See Note 2)	272,826	89,740	—
Fund shares redeemed	48,836	48,584	—
Foreign taxes withheld	94	7,324	—
Professional fees	5,181	9,131	3,131
Line of credit interest	—	—	1,977
Chief Compliance Officer fees	6,429	6,429	6,429
Accrued other expenses	61,715	98,061	5,275

Total Liabilities	439,174	902,525	35,025

NET ASSETS	$94,291,643	$168,516,305	$40,420,990

Institutional Class:
Net Assets	$94,291,643	$168,516,305	$40,420,990
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	7,869,602	8,078,409	2,970,680
Net asset value, offering price and redemption price per share	$11.98	$20.86	$13.61

COMPONENTS OF NET ASSETS
Paid-in capital	$78,621,798	$156,493,506	$35,057,633
Accumulated distributable earnings (deficit)	15,669,845	12,022,799	5,363,357

Net assets	$94,291,643	$168,516,305	$40,420,990

[1]	Includes $4,684,349, $4,593,446 and $344,644 of securities on loan in Global Select Fund, International Fund and Small Company Fund, respectively.

The accompanying notes are an integral part of these financial statements.

52	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2025 – (Unaudited) (Continued)

	High Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
ASSETS:
Investments in securities at cost	$478,785,658	$417,534,362	$17,107,737
Repurchase agreements at cost	6,446,000	—	—

Total investments at cost	$485,231,658	$417,534,362	$17,107,737

Investments in securities at value[1]	$453,118,804	$423,771,271	$16,818,047
Repurchase agreements at value	6,446,000	—	—

Total investments at value	$459,564,804	$423,771,271	$16,818,047

Cash	—	8,133,411	—
Cash, denominated in foreign currency (cost of $4,260, $0 and $0, respectively)	4,608	—	—
Deposits at brokers for futures	4,843	—	—
Deposits at brokers for swaps	1,635,399	—	—
Deposits at brokers for securities	586,544	—	—
Receivables:
Securities sold	7,326,594	—	—
Dividends and interest	5,807,767	5,123,192	220,495
Fund shares sold	100,911	603,257	—
Foreign tax reclaims	276,033	—	—
Advisory reimbursement	—	131,058	4,567
Other Receivables	346,056	—	—
Variation margin - Futures	4,687	—	—
Unrealized gain on swaps	13,536	—	—
Prepaid expenses	9,048	950	11,303

Total Assets	475,680,830	437,763,139	17,054,412

LIABILITIES:
Written options (premium received, $583,127, $0 and $0, respectively)	290,796	—	—
Reverse repurchase agreements (proceeds, $2,209,754, $0 and $0, respectively)	2,209,754	—	—
Payables:
Advisory fees	314,540	146,407	—
Securities purchased	21,214,945	—	—
Payable for cash collateral from securities loaned (See Note 2)	5,927,006	9,140,842	—
Fund shares redeemed	1,238,548	750,214	25,546
Foreign taxes withheld	84	—	—
Professional fees	—	—	5,583
Custodian for overdraft	1,200,726	—	78,007
Distributions payable	9,274	328,034	—
Dividend and interest for swap resets	1,562	—	—
Variation margin - Centrally Cleared Swaps	107,441	—	—
Short dividend	6,200	—	—
Chief Compliance Officer fees	6,429	6,429	6,429
Net swap premiums received	49,279	—	—
Unrealized loss on unfunded loan commitment	457,825	—	—
Unrealized loss on forward foreign currency exchange contracts	121,758	—	—
Unrealized loss on swaps	2,092	—	—
Accrued other expenses	43,219	—	12,812

Total Liabilities	33,201,478	10,371,926	128,377

Commitments and Contingencies (See Note 7)
NET ASSETS	$442,479,352	$427,391,213	$16,926,035

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	53

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2025 – (Unaudited) (Continued)

	High Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
Institutional Class:
Net Assets	$442,479,352	$427,391,213	$16,926,035
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	44,379,794	42,707,973	1,717,603
Net asset value, offering price and redemption price per share	$9.97	$10.01	$9.85

COMPONENTS OF NET ASSETS
Paid-in capital	$479,422,096	$424,400,670	$17,175,791
Accumulated distributable earnings (deficit)	(36,942,744)	2,990,543	(249,756)

Net assets	$442,479,352	$427,391,213	$16,926,035

[1]	Includes $5,965,705 and $9,122,366 of securities on loan in High Income Fund and Dolan McEniry Corporate Bond Fund.

The accompanying notes are an integral part of these financial statements.

54	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2025 – (Unaudited) (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
ASSETS:
Investments in securities at cost	$1,133,423,672	$7,927,876
Repurchase agreements at cost	17,552,000	—

Total investments at cost	$1,150,975,672	$7,927,876

Investments in securities at value[1]	$1,133,419,817	$8,644,558
Repurchase agreements at value	17,552,000	—

Total investments at value	$1,150,971,817	$8,644,558

Cash	4,250,436	62,565
Deposits at brokers for futures	210,189,066	—
Receivables:
Fund shares sold	4,507,073	—
Dividends and interest	663	7,642
Advisory reimbursement	—	1,727
Variation margin - Futures	2,339,518	—

Total Assets	1,372,258,573	8,716,492

LIABILITIES:
Payables:
Advisory fees	765,688	—
Payable for cash collateral from securities loaned (See Note 2)	199,004,490	—

Total Liabilities	199,770,178	—

NET ASSETS	$1,172,488,395	$8,716,492

Net Assets	$1,172,488,395	$8,716,492
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	45,525,000	725,000
Net asset value, offering price and redemption price per share	$25.75	$12.02

COMPONENTS OF NET ASSETS
Paid-in capital	$1,339,018,042	$7,854,222
Accumulated distributable earnings (deficit)	(166,529,647)	862,270

Net assets	$1,172,488,395	$8,716,492

[1]	Includes $194,973,086 of securities on loan in DBi Managed Futures Strategy ETF.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	55

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2025 – (Unaudited)

	Global Select Fund	International Fund	Small Company Fund
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $31,544, $310,531 and $0, respectively)	$751,514	$2,173,074	$251,620
Interest	27,187	33,288	—
Securities lending income (See Note 2)	8,591	17,726	121

Total income	787,292	2,224,088	251,741

Expenses
Advisory fees	400,088	732,453	174,029
Transfer agent fees	49,203	73,310	27,193
Fund accounting fees	7,262	23,244	1,330
Administration fees	14,954	20,381	10,455
Professional fees	26,314	42,434	14,075
Trustee fees	25,264	33,652	19,376
Custody fees	13,955	10,133	8,722
Reports to shareholders	18,656	18,695	13,097
Registration expense	18,924	20,712	13,921
Miscellaneous	6,538	11,057	3,837
Dividend & interest expense	1,594	4,096	29,155
Chief Compliance Officer fees	6,429	6,429	6,429

Total expenses	589,181	996,596	321,619
Less: fees waived (see Note 3)	(128,363)	(20,478)	(42,318)

Net expenses	460,818	976,118	279,301

Net investment income (loss)	326,474	1,247,970	(27,560)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,579,361)	13,302,448	579,430
Foreign currency transactions	(38,032)	72,035	—

Net realized gain (loss)	(1,617,393)	13,374,483	579,430

Net change in unrealized appreciation/depreciation on:
Investments	4,250,246	16,049,925	(4,099,460)
Foreign currency transactions	56,493	164,480	—

Net change in unrealized appreciation/depreciation	4,306,739	16,214,405	(4,099,460)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	2,689,346	29,588,888	(3,520,030)

Net increase (decrease) in net assets resulting from operations	$3,015,820	$30,836,858	$(3,547,590)

The accompanying notes are an integral part of these financial statements.

56	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2025 – (Unaudited) (Continued)

	High Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
INVESTMENT INCOME:
Income
Dividends	$146,529	$—	$—
Interest	8,396,253	9,887,833	332,799
Securities lending income (See Note 2)	21,718	12,000	—

Total income	8,564,500	9,899,833	332,799

Expenses
Advisory fees	1,162,574	811,868	36,764
Advisory fees - recouped (see Note 3)	87,599	—	—
Transfer agent fees	64,273	241,248	18,348
Fund accounting fees	30,153	12,259	15,868
Administration fees	15,497	13,175	12,397
Professional fees	39,110	87,414	10,415
Trustee fees	27,619	61,262	—
Custody fees	42,895	8,840	11,423
Reports to shareholders	15,646	18,315	992
Registration expense	17,638	45,511	—
Miscellaneous	5,307	16,525	—
Dividend & interest expense	1,794	3,933	992
Chief Compliance Officer fees	6,429	6,429	6,429

Total expenses	1,516,534	1,326,779	113,628
Less: fees waived (see Note 3)	(175,018)	(131,058)	(65,426)

Net expenses	1,341,516	1,195,721	48,202

Net investment income	7,222,984	8,704,112	284,597

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, excluding purchased options	(9,491,983)	(251,087)	54,752
Purchased options	5,071	—	—
Written options	364,023	—	—
Forward foreign currency exchange contracts	(251,499)	—	—
Foreign currency transactions	7,742	—	—
Futures	(107,854)	—	—
Swap contracts	779,742	—	—

Net realized gain (loss)	(8,694,758)	(251,087)	54,752

Net change in unrealized appreciation/depreciation on:
Investments, excluding purchased options	17,154,817	8,478,878	(301,902)
Purchased options	(97,091)	—	—
Unfunded loan commitment	(442,057)	—	—
Written options	392,412	—	—
Forward foreign currency exchange contracts	(149,968)	—	—
Foreign currency transactions	(48,233)	—	—
Futures	91,327	—	—
Swap contracts	24,011	—	—

Net change in unrealized appreciation/depreciation	16,925,218	8,478,878	(301,902)

Net realized and unrealized gain (loss) on investments, purchased options, unfunded loan commitment, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	8,230,460	8,227,791	(247,150)

Net increase in net assets resulting from operations	$15,453,444	$16,931,903	$37,447

The accompanying notes are an integral part of these financial statements.

Statements of Operations	57

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2025 – (Unaudited) (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $0 and $2,959, respectively)	$—	$110,570
Interest	24,763,320	581
Securities lending income (See Note 2)	8,732	—

Total income	24,772,052	111,151

Expenses
Advisory fees	5,212,355	24,244

Total expenses	5,212,355	24,244

Net expenses	5,212,355	24,244

Net investment income	19,559,697	86,907

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(52,864)	(54,558)
Futures	(37,105,228)	—
In-kind redemptions	—	208,868

Net realized gain (loss)	(37,158,092)	154,310

Net change in unrealized appreciation/depreciation on:
Investments	(20,977)	285,310
Futures	6,325,302	—

Net change in unrealized appreciation/depreciation	6,304,325	285,310

Net realized and unrealized gain (loss) on investments and futures	(30,853,767)	439,620

Net increase (decrease) in net assets resulting from operations	$(11,294,070)	$526,527

The accompanying notes are an integral part of these financial statements.

58	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Global Select Fund		International Fund
	Six Months Ended June 30, 2025#	Year Ended December 31, 2024	Six Months Ended June 30, 2025#	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$326,474	$622,436	$1,247,970	$1,714,228
Net realized gain (loss) on investments and foreign currency transactions	(1,617,393)	8,778,611	13,374,483	11,815,873
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,306,739	(5,596,689)	16,214,405	(11,906,795)

Net increase in net assets resulting from operations	3,015,820	3,804,358	30,836,858	1,623,306

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(6,982,448)	—	(1,811,056)
Return of capital	—	—	—	(290,953)

Total distributions	—	(6,982,448)	—	(2,102,009)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	392,804	385,603	1,998,076	12,488,372
Reinvested distributions
Institutional Class	—	6,729,679	—	1,282,996
Payment for shares redeemed
Institutional Class	(7,750,041)	(22,907,500)	(33,479,181)	(67,041,092)

Net decrease in net assets from capital share transactions	(7,357,237)	(15,792,218)	(31,481,105)	(53,269,724)

Total decrease in net assets	(4,341,417)	(18,970,308)	(644,247)	(53,748,427)
NET ASSETS:
Beginning of period	98,633,060	117,603,368	169,160,552	222,908,979

End of period	$94,291,643	$98,633,060	$168,516,305	$169,160,552

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	33,688	31,704	106,307	698,930
Reinvested distributions	—	565,519	—	72,119
Redeemed	(665,989)	(1,861,825)	(1,799,697)	(3,649,109)

Net decrease from capital share transactions	(632,301)	(1,264,602)	(1,693,390)	(2,878,060)

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	59

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Small Company Fund
	Six Months Ended June 30, 2025#	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(27,560)	$58,596
Net realized gain on investments	579,430	9,196,624
Net change in unrealized appreciation/depreciation on investments	(4,099,460)	(2,228,277)

Net increase (decrease) in net assets resulting from operations	(3,547,590)	7,026,943

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	—	(7,758,636)

Total distributions	—	(7,758,636)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	3,765,364	5,327,186
Reinvested distributions
Institutional Class	—	7,624,573
Payment for shares redeemed
Institutional Class	(9,059,300)	(14,752,276)

Net decrease in net assets from capital share transactions	(5,293,936)	(1,800,517)

Total decrease in net assets	(8,841,526)	(2,532,210)
NET ASSETS:
Beginning of period	49,262,516	51,794,726

End of period	$40,420,990	$49,262,516

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	273,822	345,063
Reinvested distributions	—	499,317
Redeemed	(674,903)	(950,277)

Net decrease from capital share transactions	(401,081)	(105,897)

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

60	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	High Income Fund		Dolan McEniry Corporate Bond Fund
	Six Months Ended June 30, 2025#	Year Ended December 31, 2024	Six Months Ended June 30, 2025#	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$7,222,984	$6,967,166	$8,704,112	$11,373,453
Net realized gain (loss) on investments, purchased options, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	(8,694,758)	1,224,684	(251,087)	236,110
Net change in unrealized appreciation/depreciation on investments, unfunded loan commitment, purchased options, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	16,925,218	1,578,957	8,478,878	(1,565,428)

Net increase in net assets resulting from operations	15,453,444	9,770,807	16,931,903	10,044,135

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(7,701,758)	(7,012,938)	(8,714,388)	(11,405,926)

Total distributions	(7,701,758)	(7,012,938)	(8,714,388)	(11,405,926)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	38,480,495	51,443,260	114,498,263	200,403,612
Institutional Class - proceeds in connection with merger (see Note 13)	318,986,317	—	—	—
Reinvested distributions
Institutional Class	7,679,179	7,011,977	7,132,107	9,406,343
Payment for shares redeemed
Institutional Class	(69,228,642)	(14,101,916)	(52,073,239)	(62,933,637)

Net increase in net assets from capital share transactions	295,917,349	44,353,321	69,557,131	146,876,318

Total increase in net assets	303,669,035	47,111,190	77,774,646	145,514,527
NET ASSETS:
Beginning of period	138,810,317	91,699,127	349,616,567	204,102,040

End of period	$442,479,352	$138,810,317	$427,391,213	$349,616,567

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	3,878,849	5,240,230	11,633,767	20,374,089
Sold - shares in connection with mergers (see Note 13)	32,710,513	—	—	—
Reinvested distributions	775,062	714,483	720,771	956,713
Redeemed	(7,012,716)	(1,433,658)	(5,299,970)	(6,387,332)

Net increase from capital share transactions	30,351,708	4,521,055	7,054,568	14,943,470

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	61

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	APA Enhanced Income Municipal Fund
	Six Months Ended June 30, 2025#	Period Ended December 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$284,597	$3,017
Net realized gain on investments	54,752	—
Net change in unrealized appreciation/depreciation on investments	(301,902)	12,212

Net increase in net assets resulting from operations	37,447	15,229

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(302,432)	—

Total distributions	(302,432)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	4,295,184	14,697,646
Reinvested distributions
Institutional Class	302,432	—
Payment for shares redeemed
Institutional Class	(2,012,925)	(106,546)

Net increase in net assets from capital share transactions	2,584,691	14,591,100

Total increase in net assets	2,319,706	14,606,329
NET ASSETS:
Beginning of period	14,606,329	—

End of period	$16,926,035	$14,606,329

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	430,756	1,470,144
Reinvested distributions	30,514	—
Redeemed	(203,159)	(10,652)

Net increase from capital share transactions	258,111	1,459,492

#	Unaudited.
*	Commenced operations on December 16, 2024.

The accompanying notes are an integral part of these financial statements.

62	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)		Berkshire Dividend Growth ETF
	Six Months Ended June 30, 2025#	Year Ended December 31, 2024	Six Months Ended June 30, 2025#	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$19,559,697	$37,792,884	$86,907	$112,012
Net realized gain (loss) on investments and futures	(37,158,092)	(18,426,511)	154,310	3,096
Net change in unrealized appreciation/depreciation on investments and futures	6,304,325	15,597,358	285,310	386,937

Net increase (decrease) in net assets resulting from operations	(11,294,070)	34,963,731	526,527	502,045

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(15,819,768)	(63,321,703)	(83,000)	(128,368)

Total distributions	(15,819,768)	(63,321,703)	(83,000)	(128,368)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	428,742,720	844,259,663	583,768	7,177,055
Payment for shares redeemed	(486,117,118)	(243,661,670)	(1,166,230)	—

Net increase (decrease) in net assets from capital share transactions	(57,374,398)	600,597,993	(582,462)	7,177,055

Total increase (decrease) in net assets	(84,488,236)	572,240,021	(138,935)	7,550,732
NET ASSETS:
Beginning of period	1,256,976,631	684,736,610	8,855,427	1,304,695

End of period	$1,172,488,395	$1,256,976,631	$8,716,492	$8,855,427

CAPITAL TRANSACTIONS IN SHARES
Sold	16,475,000	30,325,000	50,000	650,000
Redeemed	(19,025,000)	(8,825,000)	(100,000)	—

Net increase (decrease) from capital share transactions	(2,550,000)	21,500,000	(50,000)	650,000

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	63

iMGP Global Select Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.60		$12.04	$10.69	$18.80	$18.62	$17.54

Income from investment operations:
Net investment income (loss)[1]	0.04		0.07	0.05	(0.01)	(0.03)	(0.05)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.34		0.35	1.79	(4.78)	3.27	3.45

Total income (loss) from investment operations	0.38		0.42	1.84	(4.79)	3.24	3.40

Less distributions:
From net investment income	—		(0.15)	(0.05)	—	—	—

From net realized gains	—		(0.71)	(0.44)	(3.32)	(3.06)	(2.32)

Total distributions	—		(0.86)	(0.49)	(3.32)	(3.06)	(2.32)

Net asset value, end of period	$11.98		$11.60	$12.04	$10.69	$18.80	$18.62

Total return	3.28	%+	3.33%	17.26%	(25.52)%	17.75%	19.52%

Ratios/supplemental data:
Net assets, end of period (millions)	$94.3		$98.6	$117.6	$119.7	$260.7	$254.9

Ratios of total expenses to average net assets:
Before fees waived	1.25	%*,5	1.28%[5]	1.46%[4]	1.50%[3]	1.29%[2]	1.35%[2]

After fees waived	0.98	%*,5,6	0.98%[5,6]	1.01%[4,6]	1.18%[3,6]	1.16%[2,6]	1.23%[2,6]

Ratio of net investment income (loss) to average net assets	0.69	%*,5	0.57%[5]	0.41%[4]	(0.06)%[3]	(0.13)%[2]	(0.29)%[2]

Portfolio turnover rate	60.10	%+	81.79%	55.74%	108.86%	27.74%	56.91%

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.01% of average net assets.
[3]	Includes Interest & Dividend expense of 0.03% of average net assets.
[4]	Includes Interest & Dividend expense of 0.04% of average net assets.
[5]	Includes Interest & Dividend expense of 0.00% of average net assets.
[6]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

64	Litman Gregory Funds Trust

iMGP International Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.31		$17.62	$15.16	$19.50	$18.12	$17.65

Income from investment operations:
Net investment income[1]	0.14		0.15	0.19	0.11	0.71 [2]	0.07

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	3.41		(0.25)[3]	2.45	(4.32)	1.39	0.80

Total income (loss) from investment operations	3.55		(0.10)	2.64	(4.21)	2.10	0.87

Less distributions:
From net investment income	—		(0.18)	(0.18)	(0.13)	(0.72)	(0.40)

Return of capital	—		(0.03)	—	—	—	—

Total distributions	—		(0.21)	(0.18)	(0.13)	(0.72)	(0.40)

Net asset value, end of period	$20.86		$17.31	$17.62	$15.16	$19.50	$18.12

Total return	20.51	%+	(0.57)%	17.40%	(21.58)%	11.75%	5.02%

Ratios/supplemental data:
Net assets, end of period (millions)	$168.5		$169.2	$222.9	$205.6	$339.7	$326.7

Ratios of total expenses to average net assets:
Before fees waived	1.22	%*,4	1.23%[6]	1.29%[5]	1.47%[4]	1.28%[5]	1.39%[4]

After fees waived	1.20	%*,4,7	1.18%[6,7]	1.07%[5,7]	1.24%[4,7]	1.05%[5,7]	1.15%[4,7]

Ratio of net investment income to average net assets	1.53	%*,4	0.84%[6]	1.15%[5]	0.68%[4]	3.63%[2,5]	0.49%[4]

Portfolio turnover rate	66.20	%+	43.58%	40.55%	42.74%	99.91%	59.61%

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.68 per share and 3.46% of average daily net assets.
[3]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[4]	Includes Interest & Dividend expense of 0.01% of average net assets.
[5]	Includes Interest & Dividend expense of 0.00% of average net assets.
[6]	Includes Interest & Dividend expense of 0.02% of average net assets.
[7]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	65

iMGP Small Company Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Year Ended December 31,				Period Ended December 31, 2020**
			2024	2023	2022	2021
Net asset value, beginning of period	$14.61		$14.89	$12.87	$14.86	$12.71	$10.00

Income from investment operations:
Net investment income (loss)[1]	(0.01)		0.02	0.08	0.01	(0.01)	0.01

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	(0.99)		2.21	3.10	(2.00)	2.50	2.70

Total income (loss) from investment operations	(1.00)		2.23	3.18	(1.99)	2.49	2.71

Less distributions:
From net investment income	—		(0.04)	(0.11)	—	—	—

From net realized gains	—		(2.47)	(1.05)	—	(0.34)	—

Total distributions	—		(2.51)	(1.16)	—	(0.34)	—

Net asset value, end of period	$13.61		$14.61	$14.89	$12.87	$14.86	$12.71

Total return	(6.84	)%+	14.29%	24.74%	(13.39)%	19.66%	27.10	%+

Ratios/supplemental data:
Net assets, end of period (millions)	$40.4		$49.3	$51.8	$48.7	$65.6	$36.8

Ratios of total expenses to average net assets:
Before fees waived	1.48	%*,4	1.37%[3]	1.43%[2]	1.68%[2]	1.48%[2]	2.11	%*

After fees waived	1.28	%*,4,5	1.17%[3,5]	1.15%[2]	1.15%[2]	1.15%[2,5]	1.15	%*

Ratio of net investment income (loss) to average net assets	(0.13	)%*.4	0.11%[3]	0.59%[2]	0.11%[2]	(0.04)%[2]	0.23	%*

Portfolio turnover rate	56.29	%+	148.82%	56.46%	35.50%	45.15%	27.18	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on July 31, 2020.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.00% of average net assets.
[3]	Includes Interest & Dividend expense of 0.02% of average net assets.
[4]	Includes Interest & Dividend expense of 0.13% of average net assets.
[5]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

66	Litman Gregory Funds Trust

iMGP High Income Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.90		$9.65	$9.16	$10.27	$10.21	$10.06

Income from investment operations:
Net investment income[1]	0.26		0.60	0.56	0.38	0.32 [2]	0.37

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments, foreign currency, options, futures and swap contracts	0.06		0.24	0.54	(1.08)	0.33	0.16

Total income (loss) from investment operations	0.32		0.84	1.10	(0.70)	0.65	0.53

Less distributions:
From net investment income	(0.25)		(0.59)	(0.61)	(0.38)	(0.34)	(0.37)

From net realized gains	—		—	—	(0.03)	(0.25)	(0.01)

Total distributions	(0.25)		(0.59)	(0.61)	(0.41)	(0.59)	(0.38)

Net asset value, end of period	$9.97		$9.90	$9.65	$9.16	$10.27	$10.21

Total return	3.41	%+,3	8.84%[3]	12.32%	(6.85)%	6.42%	5.62%

Ratios/supplemental data:
Net assets, end of period (millions)	$442.5		$138.8	$91.7	$99.8	$106.7	$87.9

Ratios of total expenses to average net assets:
Before fees waived	1.11	%*,7	1.35%[7]	1.51%[6]	1.41%[5]	1.44%[5]	1.72%[4]

After fees waived	0.98	%*,7,8	0.98%[7,8]	1.01%[6,8]	0.99%[5,8]	0.98%[5,8]	1.00%[4,8]

Ratio of net investment income to average net assets	5.28	%*,7	6.08%[7]	5.98%[6]	3.93%[5]	3.11%[2,5]	3.83%[4]

Portfolio turnover rate	34.18	%+	29.76%	38.78%	49.41%	72.02%	87.63%

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.00 per share and 0.01% of average daily net assets.
[3]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[4]	Includes Interest & Dividend expense of 0.02% of average net assets.
[5]	Includes Interest & Dividend expense of 0.01% of average net assets.
[6]	Includes Interest & Dividend expense of 0.03% of average net assets.
[7]	Includes Interest & Dividend expense of 0.00% of average net assets.
[8]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	67

iMGP Dolan McEniry Corporate Bond Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.81		$9.86	$9.54	$10.62	$10.92	$10.61

Income from investment operations:
Net investment income[1]	0.22		0.42	0.37	0.20	0.14	0.22

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.20		(0.05)	0.32	(1.05)	(0.23)	0.36

Total income (loss) from investment operations	0.42		0.37	0.69	(0.85)	(0.09)	0.58

Less distributions:
From net investment income	(0.22)		(0.42)	(0.37)	(0.22)	(0.15)	(0.24)

From net realized gains	—		—	—	(0.01)	(0.06)	(0.03)

Total distributions	(0.22)		(0.42)	(0.37)	(0.23)	(0.21)	(0.27)

Net asset value, end of period	$10.01		$9.81	$9.86	$9.54	$10.62	$10.92

Total return	4.33	%+	3.87%	7.38%	(8.08)%	(0.86)%	5.50%

Ratios/supplemental data:
Net assets, end of period (thousands)	$427,391		$349,617	$204,102	$95,178	$90,827	$57,666

Ratios of total expenses to average net assets:
Before fees waived	0.69	%*,3	0.74%[3]	0.83%[3]	1.02%	0.96%[2]	1.34%

After fees waived	0.62	%*,3	0.68%[3]	0.70%[3]	0.70%	0.70%[2]	0.70%

Ratio of net investment income to average net assets	4.50	%*,3	4.31%[3]	3.87%[3]	2.01%	1.28%[2]	2.07%

Portfolio turnover rate	8.91	%+	99.98%	21.22%	26.08%[4]	32.65%[4]	40.00%[4]

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.02% of average net assets.
[3]	Includes Interest & Dividend expense of 0.00% of average net assets.
[4]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

68	Litman Gregory Funds Trust

iMGP APA Enhanced Income Municipal Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Period Ended December 31, 2024**
Net asset value, beginning of period	$10.01		$10.00

Income from investment operations:
Net investment income[1]	0.17		0.00	^

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	(0.15)		0.01

Total income from investment operations	0.02		0.01

Less distributions:
From net investment income	(0.18)		—

From net realized gains	—		—

Total distributions	(0.18)		—

Net asset value, end of period	$9.85		$10.01

Total return	0.31	%+,2	0.00	%+,2

Ratios/supplemental data:
Net assets, end of period (millions)	$16.9		$14.6

Ratios of total expenses to average net assets:
Before fees waived	1.39	%*,3	5.49	%*

After fees waived	0.59	%*,3	0.59	%*

Ratio of net investment income to average net assets	3.48	%*,3	0.69	%*

Portfolio turnover rate	91.19	%+	0.00	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on December 16, 2024.
^	Amount represents less than $0.01 per share.
[1]	Calculated based on the average shares outstanding methodology.
[2]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[3]	Includes Interest & Dividend expense of 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	69

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.15		$25.77	$29.05	$25.42	$25.58	$25.34

Income from investment operations:
Net investment income (loss)[1]	0.41		1.10	0.81	(0.23)	(0.26)	(0.14)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and futures contracts	(0.46)		0.78 [2]	(3.34)	6.11 [2]	2.78	0.60

Total income (loss) from investment operations	(0.05)		1.88	(2.53)	5.88	2.52	0.46

Less distributions:
From net investment income	(0.35)		(1.50)	(0.69)	(1.06)	(0.35)	(0.02)

From net realized gains	—		—	—	(1.18)	(1.18)	(0.20)

Return of capital	—		—	(0.06)	(0.01)	(1.15)	—

Total distributions	(0.35)		(1.50)	(0.75)	(2.25)	(2.68)	(0.22)

Net asset value, end of period	$25.75		$26.15	$25.77	$29.05	$25.42	$25.58

Market price, end of period	$25.73		$26.16	$25.76	$29.11	$25.80	$25.56

Net asset value total return	(0.14	)%+	7.18%	(8.72)%	23.07%	9.80%	1.84%

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,172,488		$1,256,977	$684,737	$951,319	$60,379	$36,454

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*	0.85%	0.85%	0.85%	0.95%[3]	0.85%

After fees waived	0.85	%*	0.85%	0.85%	0.85%	0.95%[3]	0.85%

Ratio of net investment income (loss) to average net assets	3.19	%*	3.94%	2.93%	(0.73)%	(0.93)%[3]	(0.55)%

Portfolio turnover rate	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[3]	Includes broker interest expense of 0.10% of average net assets.

The accompanying notes are an integral part of these financial statements.

70	Litman Gregory Funds Trust

iMGP Berkshire Dividend Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Year Ended December 31, 2024	Period Ended December 31, 2023**
Net asset value, beginning of period	$11.43		$10.44	$10.08

Income from investment operations:
Net investment income[1]	0.11		0.21	0.11

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.59		0.97	0.35

Total income from investment operations	0.70		1.18	0.46

Less distributions:
From net investment income	(0.11)		(0.17)	(0.10)

From net realized gains	—		(0.02)	—

Total distributions	(0.11)		(0.19)	(0.10)

Net asset value, end of period	$12.02		$11.43	$10.44

Market price, end of period	$12.04		$11.47	$10.44

Net asset value total return	6.21	%+	11.35%	4.56	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,716		$8,855	$1,305

Ratios of total expenses to average net assets:
Before fees waived	0.55	%*	0.55%	0.55	%*

After fees waived	0.55	%*	0.55%	0.55	%*

Ratio of net investment income to average net assets	1.97	%*	1.83%	2.18	%*

Portfolio turnover rate	6.97	%+,4	4.11%[3]	0.02	%+,2

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on June 29, 2023.
[1]	Calculated based on the average shares outstanding methodology.
[2]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 0.02% for the period ended December 31, 2023.

[3]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 4.11% for the year ended December 31, 2024.

[4]	Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 14.26% for the period ended June 30, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	71

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited)

Note 1 – Organization

Litman Gregory Funds Trust (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective August 1, 2011, The Masters’ Select Funds Trust changed its name to the Litman Gregory Funds Trust. The Trust consists of twelve separate series. The eight series that are included in this report are: iMGP Global Select Fund, iMGP International Fund, iMGP Small Company Fund, iMGP High Income Fund, iMGP Dolan McEniry Corporate Bond Fund, iMGP APA Enhanced Income Municipal Fund, iMGP DBi Managed Futures Strategy ETF, and iMGP Berkshire Dividend Growth ETF (collectively the “Funds”). Each Fund is diversified.

iMGP Global Select Fund (“Global Select Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of two highly regarded portfolio managers (each “Managers” or “Sub-Advisors”). The Global Select Fund offers one class of shares: Institutional Class.

iMGP International Fund (“International Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of four highly regarded international portfolio managers. The International Fund offers one class of shares: Institutional Class.

iMGP Small Company Fund (“Small Company Fund”) seeks long-term growth of capital; that is, the increase in the value of an investment in the Fund over the long-term by engaging an experienced, high quality portfolio manager with favorite stock-picking ideas that can deliver a portfolio that is prudently diversified in terms of stocks and industries. The Small Company Fund offers one class of shares: Institutional Class.

iMGP High Income Fund (“High Income Fund”) seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes, by using the combined talents and favorite stock and bond market indexes-picking ideas of three highly regarded portfolio managers. A high level of current income is a secondary objective. The High Income Fund offers one class of shares: Institutional Class.

iMGP Dolan McEniry Corporate Bond Fund (“Dolan McEniry Corporate Bond Fund”) seeks to provide investors with total return, with a secondary investment objective of preserving capital by investing in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. The Dolan McEniry Corporate Bond Fund offers one class of shares: Institutional Class.

iMGP APA Enhanced Income Municipal Fund (“APA Enhanced Income Municipal Fund”) seeks to provide investors with a high level of income exempt from federal income tax, with capital appreciation as a secondary investment objective. Under normal conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax. The Fund may invest up to 20% of its net assets in taxable debt securities issued or guaranteed by the U.S. Government, its agencies, corporate cusips and municipal bonds subject to the federal alternative minimum tax. The Fund may invest up to 10% of its total assets in unrated securities, and may invest up to 20% of its total assets in unrated securities and below investment grade securities (also known as “junk bonds” or “high yield securities”), but will generally invest less than 10% of its total assets in such securities. The APA Enhanced Income Municipal Fund offers one class of shares: Institutional Class.

iMGP DBi Managed Futures Strategy ETF (“DBi Managed Futures Strategy ETF”) seeks long term capital appreciation. The DBi Managed Futures Strategy ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy; (ii) allocating up to 20% of its total assets in its wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, is advised by the sub-advisor, and will comply with the DBi Managed Futures Strategy ETF’s investment objective and investment policies; and (iii) investing directly in select debt instruments for cash management and other purposes. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

iMGP Berkshire Dividend Growth ETF (“Berkshire Dividend Growth ETF”) seeks dividend income and long-term capital appreciation. The Berkshire Dividend Growth ETF is an actively-managed ETF that seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying equity securities, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

72	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated iM Global Partner Fund Management, LLC as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF

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include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 17.7% of its total net assets invested in the Subsidiary as of June 30, 2025.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D

Senior Term Loans. The High Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The High Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

E

Unfunded Loan Commitments. The High Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

F

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

G

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At June 30, 2025, securities on loan at value and collateral from securities on loan are listed below:

Fund	Value of securities on loan	Cash Collateral	Non-cash Collateral	Total Collateral
Global Select Fund	$4,684,349	$272,826	$4,517,558	$4,790,384
International Fund	4,593,446	89,740	4,688,528	4,778,268
Small Company Fund	344,644	—	349,616	349,616
High Income Fund	5,965,705	5,927,006	154,882	6,081,888
Dolan McEniry Corporate Bond Fund	9,122,366	9,140,842	142,135	9,282,977
DBi Managed Futures Strategy ETF	194,973,086	199,004,490	—	199,004,490

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The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

H

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At June 30, 2025, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

I

Reverse repurchase agreements. The High Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

J

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

K

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions (see Note 8).

L

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of its investments, the DBi Managed Futures Strategy ETF is subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

M

Futures Contracts. The High Income Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset

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classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets (see Note 8).

N

Interest Rate Swaps. During the period ended June 30, 2025, the High Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

O

Credit Default Swaps. During the period ended June 30, 2025, the High Income Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

P

Total Return Swaps. During the period ended June 30, 2025, the High Income Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure – that is, both market and credit exposure – to the reference asset. The total return payer – often the owner of the reference obligation – gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset (see Note 8).

Q

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby

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giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions (see Note 8).

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund (see Note 8).

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund (see Note 8).

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular

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class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

R

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

S

Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required. The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years (as applicable) and as of June 30, 2025, and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds’ invest.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended June 30, 2025, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statements of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

T

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method. Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses. Class specific expenses, such as 12b-1 expenses, are directly attributed to that specific class.

U

Restricted Cash. At June 30, 2025, the High Income Fund, and the DBi Managed Futures Strategy ETF held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Funds’ Custodian as well as with brokers and is reflected in the Statements of Assets and Liabilities as deposits at brokers for securities sold short, futures, options, and swaps. Restrictions may include legally restricted deposits held as compensating balances against short-term borrowing arrangements or contracts entered into with others.

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The Funds consider their investment in an Federal Deposits Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

V

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of June 30, 2025, there were no restricted securities held in the Funds.

W

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

X

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC (the “Advisor”) and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

	Contractual Management Rate
Fund	First $450 million	Excess of $450 million	First $750 million	Excess of $750 million	First $1 billion	Excess of $1 billion	Between $1 and $2 billion	First $2 billion	Between $2 and $3 billion	Between $3 and $4 billion	Excess of $4 billion
Global Select	—	—	0.85%	0.75%	—	—	—	—	—	—	—
International	—	—	—	—	0.90%	0.80%	—	—	—	—	—
Small Company	0.80%	0.80%	—	—	—	—	—	—	—	—	—
High Income	—	—	—	—	0.85%	—	0.825%	—	0.80%	0.775%	0.75%
Dolan McEniry Corporate Bond	0.42%	0.42%	—	—	—	—	—	—	—	—	—
APA Enhanced Income Municipal	0.45%	0.45%	—	—	—	—	—	—	—	—	—
DBi Managed Futures Strategy ETF	0.85%	0.85%	—	—	—	—	—	—	—	—	—
Berkshire Dividend Growth ETF	0.55%	0.55%	—	—	—	—	—	—	—	—	—

The investment advisory fee for the DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF is a unitary fee that covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor engages sub-advisors to manage the Funds and pays the sub-advisors from its advisory fees.

Notes to Financial Statements	79

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees effectively reducing total advisory fees to approximately 0.81% of the average daily net assets of the Global Select Fund, 0.87% of the average daily net assets of the International Fund, and 0.78% of the average daily net assets of the High Income Fund (the “Advisory Fee Waiver Agreement”). Small Company Fund is included in the Advisory Fee Waiver Agreement, there is no amount waived pursuant to the agreement during the period. Additionally, the Advisor has voluntarily agreed to waive its management fee on the daily cash values of the Funds not allocated to Managers. For the six months ended June 30, 2025, the amount waived, contractual and voluntary, was $17,738, $20,478, and $95,437 for Global Select Fund, International Fund, and High Income Fund, respectively. The Advisor has agreed not to seek recoupment of such waived fees under the Advisory Fee Waiver Agreement. Through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Global Select Fund, and the High Income Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs, (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class will not exceed 0.98%, and 0.98% of the average daily net assets, respectively (the “Global Select and High Income Funds’ Expense Limitation Agreement”). In addition, through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Small Company Fund and the Dolan McEniry Corporate Bond Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs, (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class will not exceed 1.15%, and 0.62% of the average daily net assets, respectively (the “Small Company and Dolan McEniry Corporate Bond Funds’ Expense Limitation Agreement”). Through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the APA Enhanced Income Municipal Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs, (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class will not exceed 0.59% of the average daily net assets (the “APA Enhanced Income Municipal Fund’s Expense Limitation Agreement”and together with the Global Select and High Income Funds’ Expense Limitation Agreement, and the Small Company and Dolan McEniry Corporate Bond Funds’ Expense Limitation Agreement, the “Expense Limitation Agreements”). During the six months ended June 30, 2025, the amount waived contractually pursuant to the Expense Limitation Agreements was $110,625, $42,318, $79,581, $131,058, and $65,426 for the Global Select Fund, Small Company Fund, High Income Fund, Dolan McEniry Corporate Bond Fund, and APA Enhanced Income Municipal Fund, respectively. The Advisor may be reimbursed by each Fund no later than the end of the third fiscal year following the year of the waiver provided that such reimbursement does not cause each Fund’s expenses to exceed the expense limitation. The Advisor is waiving its right to recoup any fees waived under the Expense Limitation Agreements for periods ending prior to December 31, 2024. For the High Income Fund, during the six months ended June 30, 2025, the Advisor recouped $87,599 of previously waived fees. At June 30, 2025, the amounts waived which are available for recoupment and the expiration schedule are as follows:

Fund	Fee waivers subject to recoupment	Expires December 31, 2027	Expires December 31, 2028
Global Select	$309,360	$198,735	$110,625
High Income	324,694	245,113	79,581
Small Company	144,327	102,009	42,318
Dolan McEniry Corporate Bond	279,702	148,644	131,058
APA Enhanced Income Municipal	86,718	21,292	65,426

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Custodian and Fund Accountant to the Funds.

State Street also serves as the Transfer Agent for DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF. SS&C Global Investor & Distribution Solutions, Inc. serves as Transfer Agent for the other Funds. The Funds’ principal underwriter is ALPS Distributors, Inc.

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds reimbursed the Advisor $80,362 for the six months ended June 30, 2025 for the services of the CCO.

During the six months ended June 30, 2025, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $67,500. The Chairperson of the Board was compensated in the amount of $73,750.

Certain officers and Trustees of the Trust are also officers of the Advisor.

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Note 4 – Distribution Plan

The DBi Managed Futures Strategy ETF and Berkshire Dividend Growth ETF issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the six months ended June 30, 2025, excluding short-term investments and in-kind transactions were as follows:

Fund	U.S. Gov’t Securities Purchases	Other Purchases	U.S. Gov’t Securities Sales	Other Sales
Global Select Fund	$—	$53,248,862	$—	$61,989,371
International Fund	—	103,070,958	—	131,388,002
Small Company Fund	—	24,602,850	—	33,585,481
High Income Fund	40,600,312	196,937,051	37,504,541	50,177,768
Dolan McEniry Corporate Bond Fund	7,507,836	111,330,524	—	32,769,754
APA Enhanced Income Municipal Fund	—	21,630,151	—	13,838,642
DBi Managed Futures Strategy ETF	—	—	—	—
Berkshire Dividend Growth ETF	—	689,045	—	617,544

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Berkshire Dividend Growth ETF	$573,557	$1,148,600

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Notes to Financial Statements	81

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of June 30, 2025. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$8,497,508	$—	$—	$8,497,508
Denmark	1,483,585	—	—	1,483,585
Germany	3,133,091	—	—	3,133,091
Netherlands	4,001,057	—	—	4,001,057
United Kingdom	2,580,363	—	—	2,580,363
United States	69,793,889	—	—	69,793,889
Preferred Stock
South Korea	2,617,492	—	—	2,617,492

Total Equity	92,106,985	—	—	92,106,985

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	272,826	—	—	272,826
Repurchase Agreements	—	1,730,338	—	1,730,338

Total Short-Term Investments	272,826	1,730,338	—	2,003,164

Total Investments in Securities	$92,379,811	$1,730,338	$—	$94,110,149

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$4,150,237	$—	$—	$4,150,237
Austria	2,148,555	—	—	2,148,555
Brazil	7,262,527	—	—	7,262,527
Canada	5,398,969	—	—	5,398,969
China	797,619	—	—	797,619
Cyprus	2,943,535	—	—	2,943,535
Denmark	5,648,309	—	—	5,648,309
Finland	1,018,801	—	—	1,018,801
France	15,523,089	—	—	15,523,089
Germany	22,296,877	—	—	22,296,877
Ireland	2,273,018	—	—	2,273,018
Israel	7,890,757	—	—	7,890,757
Italy	10,762,078	—	—	10,762,078
Japan	10,944,405	—	—	10,944,405
Netherlands	12,691,266	—	—	12,691,266
Poland	1,871,789	—	—	1,871,789
Singapore	2,504,174	—	—	2,504,174
Spain	1,450,757	—	—	1,450,757
Switzerland	8,155,116	—	—	8,155,116
Taiwan	6,210,233	—	—	6,210,233
United Kingdom	16,145,392	—	—	16,145,392
United States	16,507,570	—	—	16,507,570

Total Equity	164,595,073	—	—	164,595,073

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	89,740	—	—	89,740
Repurchase Agreements	—	1,625,252	—	1,625,252

Total Short-Term Investments	89,740	1,625,252	—	1,714,992

Total Investments in Securities	$164,684,813	$1,625,252	$—	$166,310,065

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$39,250,124	$—	$—	$39,250,124

Total Equity	39,250,124	—	—	39,250,124

Total Investments in Securities	$39,250,124	$—	$—	$39,250,124

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Notes to Financial Statements	83

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

High Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$397,397	$32,924	$270,128	**	$700,449
Preferred Stocks	3,286,928	—	—		3,286,928
Limited Partnerships	—	—	48,926	**	48,926

Total Equity	3,684,325	32,924	319,054	**	4,036,303

Rights/Warrants	—	675,986	—		675,986
Fixed Income
Asset-Backed Securities	—	67,232,993	—		67,232,993
Bank Loans	—	87,971,106	—		87,971,106
Convertible Bonds	—	1,358,811	—		1,358,811
Corporate Bonds	—	193,840,615	128,591	**	193,969,206
Government Securities & Agency Issue	—	14,217,437	—		14,217,437
Mortgage-Backed Securities	—	67,990,400	23,581	**	68,013,981
Municipal Bonds	—	4,957	—		4,957

Total Fixed Income	—	432,616,319	152,172	**	432,768,491

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	5,927,006	—	—		5,927,006
Money Market Funds	3,757,983	—	—		3,757,983
Repurchase Agreements	—	6,446,000	—		6,446,000
Treasury Bills	—	5,689,072	—		5,689,072

Total Short-Term Investments	9,684,989	12,135,072	—		21,820,061

Purchased Options	263,963	—	—		263,963

Total Investments in Securities in Assets	$13,633,277	$445,460,301	$471,226	**	$459,564,804

Unfunded Loan Commitments***	—	(457,825)	—		(457,825)

Reverse Repurchase Agreements	—	(2,209,754)	—		(2,209,754)

Total Investments in Securities in Liabilities	$—	$(2,209,754)	$—		$(2,209,754)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$—	$(121,758)	$—		$(121,758)
Futures	73,512	—	—		73,512
Swaps - Interest Rate	—	17,319	—		17,319
Swaps - Credit Default	—	(2,054)	—		(2,054)
Swaps - Total Return	—	13,498	—		13,498
Written Options	(290,796)	—	—		(290,796)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Fund .

***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$407,081,207	$—	$407,081,207
Government Securities & Agency Issue	—	7,549,222	—	7,549,222

Total Fixed Income	—	414,630,429	—	414,630,429

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	9,140,842	—	—	9,140,842

Total Investments in Securities	$9,140,842	$414,630,429	$—	$423,771,271

APA Enhanced Income Municipal Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Municipal Bonds	$—	$16,818,047	$—	$16,818,047

Total Fixed Income	—	16,818,047	—	16,818,047

Total Investments in Securities	$—	$16,818,047	$—	$16,818,047

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Investment of Cash Collateral for Securities Loaned	$199,004,490	$—	$—	$199,004,490
Repurchase Agreements	—	17,552,000	—	17,552,000
Treasury Bills	—	934,415,327	—	934,415,327

Total Short-Term Investments	199,004,490	951,967,327	—	1,150,971,817

Total Investments in Securities	$199,004,490	$951,967,327	$—	$1,150,971,817

Other Financial Instruments*
Futures	$10,625,775	$—	$—	$10,625,775

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$8,644,558	$—	$—	$8,644,558

Total Equity	8,644,558	—	—	8,644,558

Total Investments in Securities	$8,644,558	$—	$—	$8,644,558

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Notes to Financial Statements	85

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Note 7 – Commitments and Contingencies

The Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on good faith judgement of the Advisor, that such bridge facilities will not ever fund. As of June 30, 2025, there are no outstanding bridge facility commitments.

Note 8 – Other Derivative Information

At June 30, 2025, the Funds are invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

High Income Fund
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on forward foreign currency exchange contracts	$—	Unrealized loss on forward foreign currency exchange contracts	$(121,758)
		Investments in securities(1)	63,443	Written options	(7,398)
Interest rate		Unrealized gain on swap contracts**	112,651	Unrealized loss on swap contracts**	(95,332)
		Unrealized gain on futures contracts*	100,305	Unrealized loss on futures contracts*	(26,793)
		Investments in securities(1)	137,838	Written options	(61,867)
Credit		Unrealized gain on swap contracts	38	Unrealized loss on swap contracts	(2,092)
Equity		Unrealized gain on swap contracts	13,498	Unrealized loss on swap contracts	—
		Investments in securities(1)	62,682	Written options	(221,531)

	Total		$490,455		$(536,771)

*  Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

**  Includes cumulative appreciation/depreciation on centrally cleared swaps.

(1)   The Statements of Assets and Liabilities location for “Purchased Options” is “Investments in securities”.

DBi Managed Futures Strategy ETF (Consolidated)
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on futures contracts*	$5,152,413	Unrealized loss on futures contracts*	$(185,210)
Commodity		Unrealized gain on futures contracts*	—	Unrealized loss on futures contracts*	(5,156,044)
Interest rate		Unrealized gain on futures contracts*	7,867,685	Unrealized loss on futures contracts*	(2,431,766)
Equity		Unrealized gain on futures contracts*	5,378,697	Unrealized loss on futures contracts*	—

	Total		$18,398,795		$(7,773,020)

	* Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

For the six months ended June 30, 2025, the effect of derivative contracts in the Funds’ Statements of Operations were as follows:

High Income Fund
	Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount
Currency		Forward foreign currency exchange contracts	$(251,499)	$(149,968)	3,454,056	(a)
		Purchased option contracts	—	(41,400)	2,980,000	(b)
		Written option contracts	—	5,173	526,667	(b)
Interest rate		Swap contracts	758,707	15,595	31,613,333	(b)(c)
		Future contracts	(107,854)	91,327	18,069,625	(b)
		Purchased option contracts	51,636	2,870	8,675,004	(b)
		Written option contracts	(21,918)	9,634	8,675,004	(b)
Credit		Swap contracts	28,564	(5,082)	1,312,436	(b)(c)
Equity		Swap contracts	(7,529)	13,498	433,333	(b)(c)
		Purchased option contracts	(46,565)	(58,561)	259	(d)
		Written option contracts	385,941	377,605	329	(d)

	Total		$789,483	$260,691

(a)	Average notional values are based on the average of monthly end contract values for the period ended June 30, 2025.

(b)	Average notional values are based on the average of monthly end notional balances for the period ended June 30, 2025.

(c)	Notional amount is denoted in local currency.

(d)	Average contracts are based on the average of monthly end contracts for the period ended June 30, 2025.

DBi Managed Futures Strategy ETF (Consolidated)
	Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount(a)
Currency		Future contracts	$(53,221,902)	$(7,107,810)	652,513,516
Commodity		Future contracts	51,905,415	(5,364,790)	269,812,028
Interest rate		Future contracts	(39,146,059)	3,168,316	1,256,503,612
Equity		Future contracts	3,357,318	15,629,586	478,432,158

	Total		$(37,105,228)	$6,325,302

(a)	Average notional values are based on the average of monthly end notional balances for the period ended June 30, 2025.

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

At June 30, 2025, Global Select Fund, International Fund, High Income Fund, and DBi Managed Futures Strategy ETF had investments in repurchase agreements with a gross value of $1,730,338, $1,625,252, $6,446,000, and $17,552,000, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2025.

For the period ended June 30, 2025, the High Income Fund had outstanding reverse repurchase agreement balance for 36 days. The average amount of borrowings was $2,063,731 and the average interest rate was 3.74% during the 36 day period.

Notes to Financial Statements	87

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under Master Repurchase Agreements on a net basis as of June 30, 2025:

Counterparty	Reverse Repurchase Agreement	Collateral Pledged(1)	Net Amount(2)
Citibank, N.A.	$(2,209,754)	$2,209,754	$—

(1)	Amount does not include excess collateral pledged.

(2)	Net amount represents the net amount payable due to the counterparty in the event of default.

	Remaining Contractual Maturity of the Agreements as of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Reverse Repurchase Agreements
Corporate Bonds		$—	$—	$(2,209,754)	$(2,209,754)
Gross amount of recognized liabilities for secured borrowing transactions					$(2,209,754)

The following tables represent the disclosure for derivative instruments related to offsetting assets and liabilities for each of the Funds as of June 30, 2025:

High Income Fund
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps(2)	Forward Currency Contracts	Total	Futures(1)	Swaps(2)	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(3)	Net Amount
BNP Paribas SA	$85,855	$—	$—	$—	$85,855	$—	$—	$—	$(36,180)	$(36,180)	$49,675	$—	$49,675
Bank of America N.A.	1,478	—	—	—	1,478	—	—	—	—	—	1,478	—	1,478
Barclays Bank Plc	—	—	—	—	—	—	—	(98,607)	—	(98,607)	(98,607)	—	(98,607)
Citibank N.A.	—	—	—	—	—	—	—	(6,017)	—	(6,017)	(6,017)	—	(6,017)
Goldman Sachs & Co.	120,776	100,305	—	—	221,081	(26,793)	—	—	(43,169)	(69,962)	151,119	—	151,119
JPMorgan Chase Bank N.A.	3,864	—	—	—	3,864	—	—	—	—	—	3,864	—	3,864
Morgan Stanley & Co.	9,066	—	13,536	—	22,602	—	(2,092)	(17,134)	(7,597)	(26,823)	(4,221)	4,221	—
Toronto-Dominion Bank	42,924	—	—	—	42,924	—	—	—	(18,090)	(18,090)	24,834	—	24,834
UBS Securities LLC	—	—	—	—	—	—	—	—	(185,760)	(185,760)	(185,760)	—	(185,760)

Total	$263,963	$100,305	$13,536	$—	$377,804	$(26,793)	$(2,092)	$(121,758)	$(290,796)	$(441,439)	$(63,635)	$4,221	$(59,414)

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments in Futures. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2)

Does not include the unrealized appreciation (depreciation) of centrally cleared swaps as reported in the Schedule of Investments in Swaps. Only the variation margin is reported within the Statements of Assets and Liabilities.

(3)	The actual collateral pledged (received) may be more than the amounts shown.

DBi Managed Futures Strategy ETF (Consolidated)
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps	Forward Currency Contracts	Total	Futures(1)	Swaps	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(2)	Net Amount
Goldman Sachs & Co.	$—	$9,188,140	$—	$—	$9,188,140	$(3,918,554)	$—	$—	$—	$(3,918,554)	$5,269,586	$—	$5,269,586
Societe Generale	—	9,210,655	—	—	9,210,655	(3,854,466)	—	—	—	(3,854,466)	5,356,189	—	5,356,189

Total	$—	$18,398,795	$—	$—	$18,398,795	$(7,773,020)	$—	$—	$—	$(7,773,020)	$10,625,775	$—	$10,625,775

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments in Futures. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

(2)	The actual collateral pledged (received) may be more than the amounts shown.

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Note 9 – Income Taxes and Distributions to Shareholders

As of December 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Global Select Fund	International Fund	Small Company Fund
Tax cost of Investments	$90,483,713	$162,811,190	$44,259,121
Gross Tax Unrealized Appreciation	16,507,871	31,816,351	10,170,218
Gross Tax Unrealized Depreciation	(6,452,954)	(25,884,538)	(2,676,555)

Net Tax unrealized appreciation (depreciation) on investments	10,054,917	5,931,813	7,493,663
Net Tax unrealized appreciation (depreciation) on foreign currency	(39,125)	(91,952)	—

Net Tax unrealized appreciation (depreciation)	10,015,792	5,839,861	7,493,663

Undistributed Ordinary Income	64,876	—	95,623

Undistributed Long-Term Capital Gains	2,573,357	—	1,321,661

Capital Loss Carry Forward	—	(24,645,822)	—

Late Year Ordinary Loss Deferral	—	(8,098)	—

Other Accumulated Gains	—	—	—

Total accumulated gain/(loss)	$12,654,025	$(18,814,059)	$8,910,947

	High Income Fund	Dolan McEniry Corporate Bond Fund	APA Enhanced Income Municipal Fund
Tax cost of Investments and derivatives	$143,217,582	$339,388,625	$9,500,248
Gross Tax Unrealized Appreciation	1,959,963	1,029,037	20,564
Gross Tax Unrealized Depreciation	(4,201,456)	(3,490,165)	(8,352)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(2,241,493)	(2,461,128)	12,212
Net Tax unrealized appreciation (depreciation) on foreign currency	29,445	—	—

Net Tax unrealized appreciation (depreciation)	(2,212,048)	(2,461,128)	12,212

Tax Exempt Income	—	—	3,008

Undistributed Ordinary Income	156,016	20,516	9

Undistributed Long-Term Capital Gains	—	—	—

Capital Loss Carry Forward	(2,062,129)	(2,786,360)	—

Late Year Ordinary Loss Deferral	—	—	—

Other Accumulated Gains	—	—	—

Total accumulated gain/(loss)	$(4,118,161)	$(5,226,972)	$15,229

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	DBi Managed Futures Strategy ETF (Consolidated)	Berkshire Dividend Growth ETF
Tax cost of Investments and derivatives	$993,581,714	$8,413,832
Gross Tax Unrealized Appreciation	17,122	808,805
Gross Tax Unrealized Depreciation	(2,356,027)	(376,818)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(2,338,905)	431,987
Net Tax unrealized appreciation (depreciation) on foreign currency	—	—

Net Tax unrealized appreciation (depreciation)	(2,338,905)	431,987

Undistributed Ordinary Income	220,815	—

Undistributed Long-Term Capital Gains	—	—

Capital Loss Carry Forward	(137,506,465)	—

Late Year Ordinary Loss Deferral	—	—

Post-October Capital Losses Deferral	—	(13,244)

Other Accumulated Gains	208,746	—

Total accumulated gain/(loss)	$(139,415,809)	$418,743

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales, premium amortization accruals, forward foreign currency exchange contracts mark to market, futures contracts mark to market, options contracts mark to market, swap contracts mark to market, passive foreign investment company adjustments, partnership basis adjustments, constructive sales, 305(c) adjustment, and REIT and Non REIT ROC basis adjustments.

For the year or period ended December 31, 2024, capital loss carry over used in current year was as follows:

Fund	Capital Loss Carryover Utilized Short-Term	Capital Loss Carryover Utilized Long-Term
International Fund	$3,040,301	$6,959,830
High Income Fund	406,874	422,678
Berkshire Dividend Growth ETF	49	—

The capital loss carry forwards for each Fund were as follows:

	International Fund	High Income Fund	Dolan McEniry Corporate Bond Fund	DBi Managed Futures Strategy ETF (Consolidated)
Capital Loss Carryforwards
Perpetual Short-Term	$(24,645,822)	$(212,509)	$—	$(40,024,985)
Perpetual Long-Term	—	(1,849,620)	(2,786,360)	(97,481,480)

Total	$(24,645,822)	$(2,062,129)	$(2,786,360)	$(137,506,465)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended December 31, 2024, the following table shows the reclassifications made:

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Global Select Fund*	$(785,746)	$785,746
International Fund*	—	—
Small Company Fund*	(468,858)	468,858
High Income Fund*	(53,551)	53,551
Dolan McEniry Corporate Bond Fund*	—	—

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Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
APA Enhanced Income Municipal Fund*	$—	$—
DBi Managed Futures Strategy ETF (Consolidated)*	6,618,626	(6,618,626)
Berkshire Dividend Growth ETF*	712	(712)

*

The permanent differences primarily relate to premium amortization, foreign currency gains/losses, paydown gains/losses, passive foreign investment company gains/losses, swaps adjustments, Subsidiary adjustments, equalization adjustments, and tax treatment of partnerships.

The tax composition of dividends for the six months ended June 30, 2025 and the year or period ended December 31, 2024 were as follows:

	Six Months Ended June 30, 2025		2024
Fund	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain	Return of Capital
Global Select Fund	$—	$—	$5,246,423	$1,736,025	$—
International Fund	—	—	1,811,056	—	290,953
Small Company Fund	—	—	1,539,520	6,219,116	—
High Income Fund	7,701,758	—	7,012,938	—	—
Dolan McEniry Corporate Bond Fund	8,714,388	—	11,405,926	—	—
APA Enhanced Income Municipal Fund	302,432	—	—	—	—
DBi Managed Futures Strategy ETF (Consolidated)	15,819,768	—	63,321,703	—	—
Berkshire Dividend Growth ETF	83,000	—	114,804	13,564	—

The Funds did not have any unrecognized tax benefits at December 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year ended December 31, 2024. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 10 – Line of Credit

The Trust has an unsecured, uncommitted $75,000,000 line of credit with the Custodian, for the Global Select Fund, International Fund, Small Company Fund, High Income Fund, and Dolan McEniry Corporate Bond Fund (the “Five Funds”) expiring on April 26, 2026. Under this agreement, borrowing interest rate is equal to the sum of applicable margin of 1.00%, and applicable rate of 0.10%, plus the higher of (i) the Federal Funds Effective Rate and (ii) Overnight Bank Funding Rate. There is no annual commitment fee on the uncommitted line of credit. There was $25,000 annual administrative fee charged at the May 1, 2025 renewal.

Amounts outstanding to the Five Funds under the Facility at no time shall exceed in the aggregate at any time the least of (a) $75,000,000; (b) 10% of the value of the total assets of each Fund less such Fund’s total liabilities not represented by senior securities less the value of any assets of the Fund pledged to, or otherwise segregated for the benefit of a party other than the Custodian and in connection with a liability not reflected in the calculation of the Fund’s total liabilities.

For the six months ended June 30, 2025, the Funds had borrowings under the Agreements as follows:

Fund	Interest expense	Average borrowing amount*	Average borrowing rate*	Maximum borrowing amount	Outstanding balance**
Global Select Fund	$3,801	$1,200,000	5.430%	$1,200,000	$—
International Fund	710	1,500,000	5.680	1,500,000	—
Small Company Fund	17,665	1,619,718	5.530	4,400,000	—

*	Average borrowing amount and average borrowing rate for the period the line was drawn.

**	Outstanding balance at June 30, 2025.

Note 11 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

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•

Active Management Risk. Each Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund. A Fund’s investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. A sub-advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect, and the sub-advisor may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Fund invest, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

•

Collateral Risk. If the High Income Fund and DBi Managed Futures Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The High Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be

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adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the High Income Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund and International Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Dividend Paying Securities Risk. The Fund’s emphasis on dividend-paying securities could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

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•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	ETF Risk. The DBi Managed Futures Strategy ETF and the Berkshire Dividend Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

European Investment Risk. Each of the Global Select Fund and International Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European

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economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

•

Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

•

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

•

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•

Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

•

Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

•

Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Geopolitical Events Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, territorial invasions and global economic sanctions implemented in response, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

•

Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

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•

Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

•

High-Yield Fixed Income Securities Risk. The fixed income securities held by a Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•

Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

•

Inflation Risk. At any time, the DBi Managed Futures Strategy ETF may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

•

Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

•

Large Capitalization Investing Risk. The securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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•

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives and borrowing, particularly with respect to the High Income Fund. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, the use of leverage may cause the effect of an increase or decrease in the value of a Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Under normal circumstances, the High Income Fund may each borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

•

Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

•

Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Management Risk. A Fund that is actively managed may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

•

Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Models and Data Risk. This is the risk that one or all of the proprietary systematic and quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the DBi Managed Futures Strategy ETF.

•

Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•

Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. Some municipal obligations carry additional risk, such as those that are tied only to a specific stream of revenues. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, particularly during recessions or similar periods of economic stress, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by a Fund.

•

Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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•

New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

•

Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

•

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

•

Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At June 30, 2025, Small Company Fund has 26.7% of net assets invested in the Industrials sector of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of a Fund’s shares may fall. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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•

Subsidiary Risk. By investing in the Subsidiary, the DBi Managed Futures Strategy ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

•

Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of each Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary or the Alternative Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary or the Alternative Subsidiary. If Cayman Islands law changes such that the Subsidiary or the Alternative Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•

TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the High Income Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•

Unfavorable Tax Treatment Risk. Various types of investments in which the High Income Fund may invest, including derivatives, mortgage related securities, and REITs, may cause the returns of those Funds to be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the High Income Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

•

U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

•

U.S. Trade Policy Risk. In the U.S., the Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and,

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact a Fund.

•

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

Note 12 – New Accounting Pronouncement

In this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (“CODM”) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Funds’ Advisor acts as the Funds’ CODM. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and evaluates performance in accordance with the Funds’ principal investment strategies disclosed in their prospectus. The CODM uses these measures to assess Funds performance and allocate resources effectively. The Funds’ total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Funds performance and to make resource allocation decisions for the Funds’ single segment are consistent with that presented within the Funds’ financial statements.

Note 13 – Fund Reorganizations

As of the close of business on April 17, 2025, pursuant to Agreements and Plans of Reorganization previously approved by the Funds’ Board of Trustees, all of the assets, subject to the liabilities, of the iMGP Alternative Strategies Fund (the “Alternative Strategies Fund”) were transferred to the High Income Fund. The Board determined that the reorganizations were in the best interest of the Alternative Strategies Fund’s shareholders, and did not dilute the interests of existing shareholders. The High income Fund has substantially the same investment objective and strategy as the Alternative Strategies Fund. Shareholders of the Institutional Class shares of the Alternative Strategies Fund received 1.0861 Institutional Class shares of the High Income Fund, which is equivalent in net asset value to the value of their shares of the Alternative Strategies Fund. The reorganizations qualified as a tax-free reorganization to the iMGP Funds’ shareholders. For financial reporting purposes, the acquiring fund is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the acquired fund. The assets received and shares issued by the High Income Fund were recorded at fair value; however, the cost basis of the investments received from the Alternative Strategies Fund were carried forward to align ongoing reporting of the High Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The costs of the Reorganization were shared equally by the Alternative Strategies Fund and the High Income Fund. Information with respect to the net assets and other relevant operating data for the acquired fund on the merger date are included below:

Acquired Fund	Alternative Strategies Fund
Net Assets	$318,986,317
Shares Outstanding	30,118,343
Net Asset Value	$10.59
Investments at fair value	$163,503,238
Unrealized appreciation/(depreciation)	$(40,553,210)
Undistributed net investment income (loss)	$13,810,868
Accumulated net realized gain (loss)	$(103,408,671)
Tax capital loss carryforward	$(93,758,931)

Acquiring Fund	High Income Fund
Net Assets immediately prior to merger	$154,891,642
Net Assets immediately after merger	$473,878,344
Fund Shares issued in exchange for acquired Fund	32,710,513
Exchange rate for shares issued	1.0861

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NOTES TO FINANCIAL STATEMENTS – (Continued)

Assuming the acquisitions had been completed on January 1, 2025, the beginning of the annual reporting period of the Funds, the High Income Fund’s pro forma results of operations for the period ended June 30, 2025, are as follows:

Acquiring Fund	High Income Fund
Net investment income	$12,115,838
Net realized and unrealized gain (loss) on investments, purchased options, unfunded loan commitment, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	4,199,658

Total increase from operations	$16,315,496

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Alternative Strategies Fund that have been included in the High Income Fund’s Statement of Operations since April 17, 2025.

Note 14 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events that require recognition or disclosure in the financial statements.

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SUPPLEMENTAL INFORMATION – (Unaudited)

Shareholder Meeting Results

A Special Meeting of Shareholders of the Trust (the “Shareholder Meeting”) was held on January 21, 2025. The purpose of the Shareholder Meeting was to ask shareholders to approve a change in the iMGP High Income Fund’s primary investment objective. The results of the votes of the Shareholder Meeting are as set forth below.

Votes Cast “For”	Votes Cast “Against”	Votes Cast “Abstain”
9,152,898	18,326	6,833

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OTHER INFORMATION – (Unaudited)

Board Consideration of Investment Sub-Advisory Agreement with Zadig Asset Management

At a meeting held on March 12, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the trustees of the Trust who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a new investment sub-advisory agreement by and between iM Global Partner Fund Management, LLC (the “Advisor” or iM Global”) and Zadig Asset Management (“Zadig”) (the “Zadig Sub-Advisory Agreement) pursuant to which Zadig will serve as a sub-advisor to the iMGP International Fund (the “Fund”) and manage a portion of the Fund’s assets.

At the Meeting, the Board, including the Independent Trustees, unanimously approved the hiring of Zadig as a sub-advisor to the Fund and the New Zadig Sub-Advisory Agreement. In determining whether to approve the New Zadig Sub-Advisory Agreement, the Board and the Independent Trustees considered the materials prepared by the Advisor and received in advance of and at the Meeting and other information, which included, without limitation: (i) confirmation that the standard form of the sub-advisory agreement used by the Fund would be used in substantially that form for the New Zadig Sub-Advisory Agreement; (ii) information regarding the process the Advisor undertook in recommending Zadig for Board approval; (iii) information regarding the nature, extent and quality of the services that Zadig is expected to provide to the Fund; (iv) information regarding Zadig’s reputation, investment management business, personnel, and operations; (v) information regarding Zadig’s brokerage and trading policies and practices; (vi) information regarding the level of sub-advisory fees to be charged by Zadig; (vii) information regarding Zadig’s compliance program; (viii) information regarding Zadig’s historical performance returns managing its various strategies, including management’s discussions regarding Zadig’s performance with respect to its strategies that correspond to those of the International Fund, namely the Memnon European strategy; and (ix) information regarding Zadig’s financial condition. The Board also considered the substance of its discussions with representatives of the Advisor at the Meeting. In particular, the Board and the Independent Trustees focused on the following:

1. The Nature, Extent and Quality of Services Expected to be Provided

The Board reviewed the services expected to be provided to the International Fund by Zadig. The Board considered Zadig’s investment experience, philosophy and process. It was noted that Zadig aims to construct concentrated portfolios that are diversified across sectors, style-agnostic, and constantly evolving, seeking to outperform the market regardless of the environment or events by actively trading the portfolio looking for stocks with mispricing and potential catalysts for outperformance. The Board also considered the due diligence process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the investment sub-advisory services expected to be provided to the International Fund by Zadig.

In light of the foregoing, the Board, including the Independent Trustees, concluded that the services expected to be provided by Zadig would be satisfactory and would have the potential to benefit the International Fund.

2. Investment Performance of Zadig

The Board considered Zadig’s performance record among its various strategies, including management’s discussions regarding Zadig’s performance with respect to its strategies that correspond to those of the International Fund, namely the Memnon European strategy. The Advisor’s conviction in the Memnon European strategy was noted, as well as the factors that the Advisor considered in connection with its recommendation to approve Zadig as a sub-advisor to the International Fund.

3.  Cost of the Services to be Provided and Profits to be Realized from the Relationship with the International Fund

The Board considered the proposed sub-advisory fees payable to Zadig under the New Zadig Sub-Advisory Agreement, noting that such fees would be paid by the Advisor, and not the International Fund, and, thus, would not directly impact the fees to be paid by the International Fund. The Board considered that the proposed sub-advisory fees to be paid to Zadig by the Advisor under the New Zadig Sub-Advisory Agreement had been negotiated at arm’s length and fairly reflected the services to be provided by the Advisor and Zadig, respectively. Given the arm’s-length nature of the arrangement, the Board concluded that the proposed sub-advisory fees payable to Zadig by the Advisor under the New Zadig Sub-Advisory Agreement are reasonable and appropriate. The Board noted that a detailed analysis of profitability in general was more appropriate in the context of the Board’s consideration of the advisory agreement with the Advisor. Accordingly, considerations of Zadig’s profitability were not directly relevant to the Board’s determination to approve the New Zadig Sub-Advisory Agreement.

It was also noted that iM Square Holding 6 LLC (“iM Square”), an affiliate of the Advisor’s parent company, has less than a 20% ownership interest in Zadig. It was further noted that the Advisor is not affiliated with Zadig under the relevant provisions of the 1940 Act. The Board and Trust counsel reviewed the due diligence process employed by the Advisor in connection with its recommendation to hire Zadig as a sub-advisor to the International Fund, noting that the Advisor engaged in a robust due diligence and selection process, consistent with the process it has historically employed in analyzing and recommending sub-advisors to the Board.

In addition to looking at the factors above, the Board reviewed the non-controlling nature and structure of iM Square’s investment in Zadig and noted that iM Square’s minority interest in Zadig did not constitute “control” over Zadig. The Board discussed the strong partnerships of the Advisor’s parent company, iM Global Partner, with investment advisors, in this case through iM Square’s partial ownership stake in

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Zadig, that could enable the Advisor to bring the best nonproprietary capabilities of the parent company’s partners to the International Fund and other Funds in the Trust. The Board noted that iM Global Partner’s relationship with these partners may enable the Advisor to have greater insight into the partners’ nonproprietary compliance and business platform than is generally possible with third-party sub-advisors, aiding the ongoing monitoring of sub-advisors.

The Board noted that iM Global Partner’s relationship with these partners provided a potential benefit in areas of nonproprietary best practices, use of new technologies, and access to business platforms.

Based on such review, the Board, including the Independent Trustees, concluded that the proposed sub-advisory fee payable to Zadig would be reasonable in relation to the services expected to be provided to the International Fund.

4. The Extent to Which Economies of Scale Would be Realized as the International Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale

The Board considered the extent to which economies of scale would be realized as the International Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fee because the Advisor will pay Zadig out of its advisory fees received from the International Fund and noted that the Board considered economies of scale for the International Fund in connection with the renewal of the Advisor’s advisory agreement with the International Fund during the Annual 15(c) Process.

5. Fall-Out Benefits

The Board considered that there may be financial benefits that Zadig derives from its relationship with the Advisor and the International Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed sub-advisory fee to Zadig.

Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Board, including a majority of the Independent Trustees, concluded that the terms of the New Zadig Sub-Advisory Agreement were fair and reasonable, and that the fees are reasonable in light of the services expected to be provided to the International Fund. Based on its discussion and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the New Zadig Sub-Advisory Agreement was in the best interest of the International Fund and its shareholders and does not involve a conflict of interest from which the Advisor or a sub-advisor affiliated with the Advisor’s parent company derives an inappropriate advantage.

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Board Consideration of Investment Sub-Advisory Agreement with Dolan for the iMGP Dolan McEniry Fixed Income Fund

At a meeting held on March 12, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the trustees of the Trust who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a new investment sub-advisory agreement by and between iM Global Partner Fund Management, LLC (the “Advisor” or iM Global”) and Dolan McEniry Capital Management, LLC (“Dolan”) (the “New Dolan Sub-Advisory Agreement) pursuant to which Dolan will serve as the sub-advisor to the iMGP Dolan McEniry Fixed Income Fund (the “Fund”) and manage the Fund’s assets.

At the Meeting, the Board, including the Independent Trustees, unanimously approved the hiring of Dolan as the sub-advisor to the Fund and the New Dolan Sub-Advisory Agreement. In determining whether to approve the New Dolan Sub-Advisory Agreement, the Board and the Independent Trustees considered the materials prepared by the Advisor and received in advance of and at the Meeting and other information, which included, without limitation: (i) confirmation that the standard form of the sub-advisory agreement used by the Fund would be used in substantially that form for the New Dolan Sub-Advisory Agreement; (ii) information regarding the process the Advisor undertook in recommending Dolan for Board approval; (iii) information regarding the nature, extent and quality of the services that Dolan is expected to provide to the Fund; (iv) information regarding Dolan’s reputation, investment management business, personnel, and operations; (v) information regarding Dolan’s brokerage and trading policies and practices; (vi) information regarding the level of sub-advisory fees to be charged by Dolan; (vii) information regarding Dolan’s compliance program; (viii) information regarding Dolan’s historical performance returns managing its various strategies, including another iMGP Fund managed by Dolan; and (ix) information regarding Dolan’s financial condition. The Board also considered the substance of its discussions with representatives of the Advisor at the Meeting. In particular, the Board and the Independent Trustees focused on the following:

1. The Nature, Extent and Quality of Services Expected to be Provided

The Board noted that the nature and extent of services to be provided by the Advisor to the Fund are substantially similar to the services provided by the Advisor to the Dolan McEniry Corporate Bond Fund and the other existing Funds. The Board also noted the high level of Sub-Advisor due diligence the Advisor undertakes for both the existing Funds and the Fund and the high quality of non-advisory management services the Advisor provides for the Dolan McEniry Corporate Bond Fund and the other existing Funds.

The Board reviewed the services expected to be provided to the Fund by Dolan McEniry. The Board considered Dolan McEniry’s investment experience, philosophy and process. It was noted that the investment objective of the Fund is to seek maximum real returns consistent with preservation of capital and prudent investment management and that Dolan McEniry seeks to provide sophisticated investment managers with a pool of privately-issued fixed income securities issued pursuant to Rule 144-A for inclusion in separately managed accounts. The Board also considered the extensive due diligence process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the investment sub-advisory services expected to be provided to the Fund by Dolan McEniry. The Board further noted its familiarity with Dolan McEniry as a Sub-Advisor to the Dolan McEniry Corporate Bond Fund.

In light of the foregoing, the Board, including the Independent Trustees, concluded that the services expected to be provided by the Advisor and Dolan McEniry would be satisfactory and would have the potential to benefit the Fund.

2. Investment Performance of Dolan McEniry

The Board considered the investment results the Advisor has achieved for the existing Funds, including the performance of the Dolan McEniry Corporate Bond Fund that is managed by Dolan McEniry. The Board also considered the Advisor’s conviction in the proposed investment strategy of the Fund, as well as the factors that the Advisor considered in connection with its recommendation to approve Dolan McEniry as the sub-advisor to the Fund.

Based on such review, the Board, including the Independent Trustees, concluded that the Fund has the potential to achieve acceptable performance.

3. Cost of the Services to be Provided and Profits to be Realized from the Relationship with the Fund

The Board reviewed the proposed management fee rate for the Fund. It was noted that there will be no management fee retained by the Advisor and that operating expenses will be limited to a to be determined high single-digit/low double-digit maximum operating expense ratio, with all expenses in excess of the established maximum absorbed by the Advisor and the Sub-Advisor. The Board noted that Dolan McEniry will be paid a sub-advisory fee of 0.26% on the assets of the Fund, which is the lowest rate paid to any fixed income sub-advisor by the Trust. The Board further considered that a majority of that sub-advisory fee will be waived to subsidize the Fund’s operating expenses for the benefit of shareholders. The Board took into account management’s discussion regarding the proposed lower fees as compared to other Funds in the Trust, including that the Fund will have a limited shareholder base from SMAs and will be less difficult to manage in terms of inflows and outflows.

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The Board also considered the costs of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the Fund, noting the difficulty in evaluating an investment adviser’s projected profitability with respect to a fund that is not yet operational. The Board took into account its review of the Advisor’s profitability with respect to the existing Funds during the Annual 15(c) Process but noted that the Advisor is not charging a management fee to the Fund.

The Board noted that the proposed sub-advisory fees to be paid to Dolan McEniry by the Advisor under the New Dolan McEniry Sub-Advisory Agreement had been negotiated at arm’s length and fairly reflect the services provided by the Advisor and Dolan McEniry, respectively. Given the arm’s-length nature of the arrangement, the Board concluded that the proposed sub-advisory fees payable to Dolan McEniry by the Advisor under the New Dolan McEniry Sub-Advisory Agreement are reasonable and appropriate. The Board noted that a detailed analysis of profitability in general was more appropriate in the context of the Board’s consideration of the Advisory Agreement with the Advisor. Accordingly, considerations of profitability with respect to approval of the New Dolan McEniry Sub-Advisory Agreement were not relevant to the Board’s determination to approve the New Dolan McEniry Sub-Advisory Agreement.

It was also noted that iM Square Holding 2 LLC (“iM Square 2”), an affiliate of the Advisor’s parent company, has a 45% ownership interest in Dolan McEniry. It was further noted that the Advisor is not affiliated with Dolan McEniry under the relevant provisions of the 1940 Act. The Board and Trust counsel reviewed the due diligence process employed by the Advisor in connection with its recommendation to hire Dolan McEniry as a sub-advisor to the Fund, noting that the Advisor engaged in a robust due diligence and selection process, consistent with the process it has historically employed in analyzing and recommending sub-advisors to the Board.

In addition to looking at the factors above, the Board reviewed the non-controlling nature and structure of iM Square 2’s investment in Dolan McEniry and noted that iM Square 2’s minority interest in Dolan McEniry did not constitute “control” over Dolan McEniry. The Board discussed the strong partnerships of the Advisor’s parent company, iM Global Partner, with investment advisors, in this case through iM Square 2’s partial ownership stake in Dolan McEniry, that could enable the Advisor to bring the best nonproprietary capabilities of the parent company’s partners to the Fund and other Funds in the Trust.

The Board noted that iM Global Partner’s relationship with these partners provided a potential benefit in areas of nonproprietary best practices, use of new technologies, and access to business platforms.

Based on such review, the Board, including a majority of the Independent Trustees, concluded that the proposed management fee payable to the Advisor, which is expected to be zero, and the proposed sub-advisory fee payable to Dolan McEniry would be reasonable in relation to the services expected to be provided to the Fund.

4. The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the Fund and its shareholders will benefit from the Advisor’s continued efforts to invest in its advisory organization to ensure strong research, analytic, compliance and marketing capabilities, noting that these endeavors are a means by which the Advisor is sharing economies of scale with the Fund through reinvestment in products and services that are designed to benefit the Fund and its shareholders. Based on these considerations, the Board was satisfied about the extent to which economies of scale will be shared with the Fund and its shareholders.

5. Fall-Out Benefits

The Board considered that there may be financial benefits that the Advisor, Dolan McEniry and their affiliates derive from their relationship with the Fund, including, with respect to Dolan McEniry, any soft dollar commission benefits that may be generated through portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed advisory and sub-advisory fees for the Fund. The Board concluded that any potential benefits to be derived by the Advisor and Dolan McEniry were consistent with the services proposed to be provided by the Advisor and Dolan McEniry to the Fund.

Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Board, including a majority of the Independent Trustees, concluded that the terms of the New Dolan McEniry Advisory Agreements were fair and reasonable, and that the fees are reasonable in light of the services expected to be provided to the Fund. Based on its discussion and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that each of the Advisory Agreement and the New Dolan McEniry Sub-Advisory Agreement was in the best interest of the Fund and its shareholders and does not involve a conflict of interest from which the Advisor or Dolan McEniry derives an inappropriate advantage.

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Board Consideration of Investment Sub-Advisory Agreement with D.F. Dent and Company Inc.

At a meeting held on June 4, 2025 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the trustees of the Trust who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a new investment sub-advisory agreement by and between iM Global Partner Fund Management, LLC (the “Advisor” or iM Global”) and D.F. Dent and Company Inc. (“D.F. Dent”) (the “New D.F. Dent Sub-Advisory Agreement) pursuant to which D.F. Dent will serve as a sub-advisor to the iMGP Small Company Fund (the “Fund”) and manage a portion of the Fund’s assets.

At the Meeting, the Board, including the Independent Trustees, unanimously approved the hiring of D.F. Dent as a sub-advisor to the Fund and the New D.F. Dent Sub-Advisory Agreement. In determining whether to approve the New D.F. Dent Sub-Advisory Agreement, the Board and the Independent Trustees considered the materials prepared by the Advisor and received in advance of and at the Meeting and other information, which included, without limitation: (i) confirmation that the standard form of the sub-advisory agreement used by the Fund would be used in substantially that form for the New D. F. Dent Sub-Advisory Agreement; (ii) information regarding the process the Advisor undertook in recommending D.F. Dent for Board approval; (iii) information regarding the nature, extent and quality of the services that D.F. Dent is expected to provide to the Fund; (iv) information regarding D.F. Dent’s reputation, investment management business, personnel, and operations; (v) information regarding D.F. Dent’s brokerage and trading policies and practices; (vi) information regarding the level of sub-advisory fees to be charged by D.F. Dent; (vii) information regarding D.F. Dent’s compliance program; (viii) information regarding D.F. Dent’s historical performance returns managing its various strategies, including the small cap growth strategy that corresponds to the Fund; and (ix) information regarding D.F. Dent’s financial condition. The Board also considered the substance of its discussions with representatives of the Advisor at the Meeting. In particular, the Board and the Independent Trustees focused on the following:

1. The Nature, Extent and Quality of Services Expected to be Provided

The Board reviewed the services expected to be provided to the Small Company Fund by D.F. Dent. The Board considered D.F. Dent’s investment experience, philosophy and process. It was noted that D.F. Dent looks for companies that are financially strong and have sustainable growth models and prioritizes companies led by management teams it believes to be talented and ethical, as such leadership can support long-term investment success. The Board also considered the due diligence process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the investment sub-advisory services expected to be provided to the Small Company Fund by D.F. Dent.

In light of the foregoing, the Board, including the Independent Trustees, concluded that the services expected to be provided by D.F. Dent would have the potential to benefit the Small Company Fund.

2. Investment Performance of D.F. Dent

The Board considered D.F. Dent’s performance record with respect to its strategy that corresponds to that of the Small Company Fund. The Advisor’s conviction in D.F. Dent’s small cap growth strategy was noted, as well as the factors that the Advisor considered in connection with its recommendation to approve D.F. Dent as a sub-advisor to the Small Company Fund.

3. Cost of the Services to be Provided and Profits to be Realized from the Relationship with the Small Company Fund

The Board considered the proposed sub-advisory fees payable to D.F. Dent under the Sub-Advisory Agreement, noting that such fees would be paid by the Advisor, and not the Small Company Fund, and, thus, would not directly impact the fees to be paid by the Small Company Fund. The Board considered that the proposed sub-advisory fees to be paid to D.F. Dent by the Advisor under the Sub-Advisory Agreement had been negotiated at arm’s length and fairly reflected the services to be provided by the Advisor and D.F. Dent, respectively. Given the arm’s-length nature of the arrangement, the Board concluded that the proposed sub-advisory fees payable to D.F. Dent by the Advisor under the Sub-Advisory Agreement are reasonable and appropriate. The Board noted that a detailed analysis of profitability in general was more appropriate in the context of the Board’s consideration of the advisory agreement with the Advisor. Accordingly, considerations of D.F. Dent’s profitability were not directly relevant to the Board’s determination to approve the Sub-Advisory Agreement.

4. The Extent to Which Economies of Scale Would be Realized as the Small Company Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Small Company Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fee because the Advisor will pay D.F. Dent out of its advisory fees received from the Small Company Fund and noted that the Board considered economies of scale for the Small Company Fund in connection with the renewal of the Advisor’s advisory agreement with the Small Company Fund during the Annual 15(c) Process.

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5. Fall-Out Benefits

The Board considered that there may be financial benefits that D.F. Dent derives from its relationship with the Advisor and the Small Company Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed sub-advisory fee to D.F. Dent.

Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Board, including a majority of the Independent Trustees, concluded that the terms of the Sub-Advisory Agreement were fair and reasonable, and that the fees are reasonable in light of the services expected to be provided to the Small Company Fund. Based on its discussion and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the Sub-Advisory Agreement was in the best interest of the Small Company Fund and its shareholders and does not involve a conflict of interest from which the Advisor or a sub-advisor affiliated with the Advisor’s parent company derives an inappropriate advantage.

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Board Consideration of and Continuation and Renewal of Advisory Agreements for the iMGP Funds

At an in-person meeting held on June 4, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considered and approved for an additional one-year term through June 30, 2026 (i) the Unified Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and iM Global Partner Fund Management, LLC (the “Advisor”) with respect to the iMGP Global Select Fund (the “Global Select Fund”), the iMGP International Fund (the “International Fund”), the iMGP Small Company Fund (the “Small Company Fund”), the iMGP High Income Fund (the “High Income Fund”), and the Dolan McEniry Corporate Bond Fund (the “Corporate Bond Fund”); (ii) the Amended and Restated Investment Advisory Agreement (the “ETF Advisory Agreement”) between the Trust and the Advisor with respect to the DBi Managed Futures Strategy ETF (the “Managed Futures ETF”) and the iMGP Berkshire Dividend Growth ETF (the “Berkshire Dividend Growth ETF”) (each of the Global Select Fund, the International Fund, the Small Company Fund, the High Income Fund, the Corporate Bond Fund, the Managed Futures ETF, and the Berkshire Dividend Growth ETF, a “Fund,” and collectively, the “Funds”), and (iii) the investment sub-advisory agreements (the “Investment Sub-Advisory Agreements,” and collectively with the Investment Advisory Agreement and the ETF Advisory Agreement, the “Advisory Agreements”) between the Advisor and (a) each of Polen Capital Management, LLC (“Polen Capital”) and Scharf Investments, LLC with respect to the Global Select Fund; (b) each of Harris, Lazard Asset Management LLC, Lazard Asset Management LLC, and Polen Capital Management, LLC with respect to the International Fund; (c) Segall Bryant & Hamill, LLC with respect to the Small Company Fund; (d) each of Brown Brothers Harriman & Co., Guggenheim Partners Investment Management, LLC and Neuberger Berman Investment Advisers LLC with respect to the High Income Fund; (e) Dynamic Beta investments, LLC (“DBi”) with respect to the Managed Futures ETF; (f) Dolan McEniry Capital Management, LLC with respect to the Corporate Bond Fund; and (g) Berkshire Asset Management, LLC with respect to the Berkshire Dividend Growth ETF (each of the foregoing sub-advisors, a “Sub-Advisor,” and collectively, the “Sub-Advisors”). The Board, including the Independent Trustees, also approved the continuation for an additional one-year term through April 30, 2027 of (i) the Restated Contractual Advisory Fee Waiver Agreement between the Trust, on behalf of the Global Select Fund, the International Fund, the High Income Fund, and the Small Company Fund, and the Advisor (the “Fee Waiver Agreement”) and (ii) the Operating Expenses Limitation Agreement between the Trust, on behalf of the Global Select Fund, the High Income Fund, the Small Company Fund, and the Corporate Bond Fund, and the Advisor (the “Operating Expenses Limitation Agreements” and collectively with the Fee Waiver Agreement and the Advisory Agreements, the “Agreements”).

Prior to the Meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Funds. The materials provided by the Advisor were extensive, including advisory fee and expense comparisons, performance comparisons, Advisor profitability information, and a summary of compliance programs of the Sub-Advisors. In addition, the Independent Trustees discussed the renewal of the Agreements with representatives of the Advisor and were advised by independent counsel on these and other relevant matters.

The Trustees, including the Independent Trustees, also noted that they had received extensive information about, and presentations from, various members of senior management at the Advisor regarding the Funds throughout the year, including, without limitation, information on and/or discussion of the Funds’ and each Sub-Advisor’s investment results; portfolio composition; portfolio trading practices; shareholder services; advisory fees and expense comparisons; the Advisor’s financial condition and profitability; compliance monitoring by the Advisor; the personnel at the Advisor and the Sub-Advisors providing investment management, compliance and other services to the Funds; and the Advisor’s process for selecting Sub-Advisors for the Funds as well as the Advisor’s ongoing oversight of the Sub-Advisors.

The information provided to the Board at the Meeting, together with the information provided to the Board throughout the year, formed the primary (but not exclusive) basis for the Board’s determinations. The Board did not identify any single issue or particular datum point that, in isolation, would be a controlling factor in its decision to approve or renew the Agreements. Rather, the Board considered the total mix of information provided. The following summary describes the key factors considered by the Independent Trustees (as well as the Board).

1. Nature, extent and quality of services

The Independent Trustees considered the depth and quality of the Advisor’s investment management process, including its sophisticated monitoring and oversight of the Sub-Advisors; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel involved in the day-to-day operations of the Funds; and the overall financial strength and stability of its organization. The Independent Trustees also considered that the Advisor provided personnel to serve as officers of the Trust, including the Trust’s CCO, and that the services of the CCO were provided at a reasonable allocated cost to the Trust. The Independent Trustees discussed the high level of sub-advisor due diligence continually being undertaken by the Advisor. The Independent Trustees also noted the high quality of the non-advisory management services provided by the Advisor, such as responsiveness to shareholder inquiries and requests of the Board, as well as the preparation of high quality shareholder communications and the development of targeted marketing programs for the Funds. In addition, the Independent Trustees noted that, because the Litman Gregory Wealth Management, an affiliate of the Advisor, is a significant shareholder in certain Funds, the Advisor has an additional incentive to ensure that the Funds perform well for the shareholders. The Independent Trustees also noted that the members of senior management of the Advisor as well as many of the Independent Trustees themselves have made significant investments in certain of the Funds.

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The Independent Trustees, based on guidance and information provided by the Trust’s CCO, also considered the Advisor’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its adherence to and continual enhancement of those programs; its efforts to keep the Board informed; and its attention dedicated to matters that may involve potential conflicts of interest with a Fund. The Independent Trustees considered the extent and effectiveness of the Advisor’s compliance operations and the Advisor’s oversight of the Sub-Advisors’ and other service providers’ compliance operations.

The Independent Trustees then reviewed various materials relating to the Sub-Advisors, including copies of each Investment Sub-Advisory Agreement; copies of the Form ADV for each Sub-Advisor; information on assets of the Funds managed and fees charged by each Sub-Advisor, as well as the fee levels of other funds managed by each Sub-Advisor; a summary of the compliance programs of the Sub-Advisors; and an oral report by the CCO on each Sub-Advisor’s commitment to compliance. The Independent Trustees also considered the Advisor’s lengthy and extensive due diligence process for selecting and monitoring each Sub-Advisor and the value of goodwill between the Advisor and each Sub-Advisor.

The Independent Trustees concluded that the nature, overall quality, and extent of the services provided and to be provided by the Advisor and the Sub-Advisors are fully satisfactory.

2. Investment results

The Independent Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to peer funds and benchmark indices over various periods ended March 31, 2025. They also considered information regarding the selection, and discussed the appropriateness, of such peer funds and benchmark indices. The Independent Trustees considered the overall performance of the Funds as well as the performance of each Sub-Advisor within each Fund as compared to each Sub-Advisor’s own comparable mutual fund(s) or private fund(s) (if applicable). The Independent Trustees focused on longer-term performance, which they believe is more important than short, isolated periods for purposes of evaluating each Fund’s success in meeting its investment objective.

In particular, the Independent Trustees relied upon, among other information, the FUSE Report. The Independent Trustees noted that FUSE, and not the Advisor, selected the peer funds used in the FUSE Report and that the Advisor had supplemented the FUSE Report with additional performance comparisons.

For the Global Select Fund, the Independent Trustees compared its investment results for its Institutional shares to the MSCI ACWI Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the Global Select Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Independent Trustees further noted that the Global Select Fund performed below the median of its peer group for the one-, three-, five- and ten-year periods and the period since inception. The Independent Trustees took account of management’s discussion of the Fund’s performance, including that the Advisor had terminated two sub-advisors to the Fund in April 2025 due to underperformance.

For the International Fund, the Independent Trustees compared its investment results for its Institutional shares to the MSCI EAFE Index (the “International Market Benchmark”) and the Fund’s FUSE Peer Group. The Independent Trustees noted that the International Fund outperformed the benchmark for the period since inception but underperformed the International Market Benchmark for the one-, three-, five- and ten-year periods. The Independent Trustees further considered that the International Fund performed above the median of its peer group for the period since inception but below that median for the one-, three-, five- and ten-year periods. The Independent Trustees took account of management’s discussion of the Fund’s performance, including that the Advisor had added a Sub-Advisor to the Fund in April 2025 in an effort to improve performance.

For the High Income Fund, the Independent Trustees compared its investment results for its Institutional shares to the ICE BofA U.S. High Yield Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the High Income Fund outperformed the benchmark and the median of its peer group for the one-, three- and five-year periods and the period since inception.

For the Small Company Fund, the Independent Trustees compared its investment results for its Institutional shares to the Russell 2000 Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the Small Company Fund outperformed its benchmark index for the three-year period and the period since inception but underperformed that benchmark for the one-year period. The Independent Trustees further noted that the Small Company Fund performed above the median of its peer group for the three-year period and the period since inception and at the median for the one-year period. The Independent Trustees considered that management had recommended, and the Board had determined to approve, the replacement of one sub-advisor to the Fund.

For the Dolan McEniry Corporate Bond Fund, the Independent Trustees compared its investment results for its Institutional shares to the Bloomberg U.S. Intermediate Credit Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the Dolan McEniry Corporate Bond Fund outperformed the benchmark for the three- and five-year periods and the period since inception but underperformed that benchmark for the one-year period. The Independent Trustees further noted that the Dolan McEniry Corporate Bond Fund performed above the median of its peer group for the three- and five-year periods and the period since inception and below that median for the one-year period.

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For the iMGP Berkshire Dividend Growth ETF, the Independent Trustees compared its investment results to the Russell 1000 Value Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the iMGP Berkshire Dividend Growth ETF underperformed its benchmark and the median of its peer group for the one-year period and the period since inception. The Independent Trustees took account of management’s discussion of the Fund’s performance.

For the iMGP DBi Managed Futures Strategy ETF (the “DBi Managed Futures Strategy ETF”), the Independent Trustees compared its investment results to the SG CTA Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the DBi Managed Futures Strategy ETF outperformed the benchmark for the one-, three- and five-year periods and the period since inception. The Independent Trustees further noted that the DBi Managed Futures Strategy ETF performed above the median of its peer group for the five-year period and the period since inception and below that median for the one- and three-year periods. The Independent Trustees took account of management’s discussion of the Fund’s performance.

The Independent Trustees noted that the performance of the Sub-Advisors varies over time and noted and acknowledged the Advisor’s detailed monitoring of the Sub-Advisors’ investment results, and interactions with Sub-Advisors, particularly those Sub-Advisors that were experiencing periods of underperformance. The Independent Trustees noted and considered the comments by the Advisor with respect to underperforming Sub-Advisors, discussions at Board meetings throughout the year regarding the potential sources of underperformance and actions taken by the Advisor in response to underperformance by certain Sub-Advisors. The Independent Trustees considered the Advisor’s process for terminating Sub-Advisors and noted the Advisor’s continued willingness to terminate Sub-Advisors if the Advisor determined that the termination would be in the best interest of a Fund and its shareholders. The Independent Trustees also noted and considered the Advisor’s ability to attract and retain high-quality investment managers to serve as Sub-Advisors to the Funds, as well as the Advisor’s extensive screening process before hiring a Sub-Advisor.

The Trustees noted the difficulty of fairly benchmarking the Funds in terms of performance. Ultimately, the Independent Trustees concluded that the Funds’ overall performance records were satisfactory taking into account the Advisor’s explanation for the periods of underperformance, but the Independent Trustees noted that they will remain attentive to the Advisor’s monitoring of Sub-Advisors and Funds experiencing on-going underperformance. The Independent Trustees further concluded that the Advisor was applying appropriate discipline and oversight to ensure that each Fund adhered to its stated investment objective and strategies, and the performance and services of the Sub-Advisors supported the decision to renew the Advisory Agreements.

3. Advisory fees and total expenses

The Independent Trustees reviewed the net and gross advisory fees and total expenses of each Fund and compared them with the gross advisory fees and total expenses of funds in the FUSE Report for each Fund, noting that a Fund’s gross advisory fee is the actual advisory fee as reported in the Fund’s most recent annual report. The Independent Trustees noted that the FUSE Peer Group for each Fund was selected independently by FUSE using a selection methodology designed to identify those funds most comparable to each Fund. The Independent Trustees further noted that in selecting the FUSE Peer Group for each Fund, FUSE considered various screening criteria, including, without limitation, fund type, category as determined by FUSE, load/sales charge type, average net assets, and fund attributes. The Independent Trustees then discussed various areas in which the Funds are different from the funds included in the FUSE Peer Groups, such as distribution channels and investment strategies or approaches.

The Independent Trustees noted that the components of a Fund’s total expense ratio in the FUSE Report included non-operating costs, including acquired fund fees and interest expense, as applicable.

The Independent Trustees noted that both the total expenses and advisory fee of the Global Select Fund were above the medians of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses including that with multiple Sub-Advisors, the Fund’s costs reflect the additional expenses of multi-manager asset allocation and administration.

The Independent Trustees noted that both the total expenses and advisory fee of the International Fund were above the medians of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses including that with multiple Sub-Advisors, the Fund’s costs reflect the additional expenses of multi-manager asset allocation and administration.

The Independent Trustees noted that both the total expenses and the advisory fee of the High Income Fund were above the medians of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses including that with multiple Sub-Advisors, the Fund’s costs reflect the additional expenses of multi-manager asset allocation and administration. The Independent Trustees also noted that the net advisory fee of the High Income Fund, meaning the Fund’s gross advisory fee minus fee waivers, was below the median of the peer group.

The Independent Trustees noted that the total expenses of the Small Company Fund were above the median of the FUSE Peer Group. The Independent Trustees further noted that the Fund’s advisory fee was below the average of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s expenses including that with multiple Sub-Advisors, the Fund’s costs reflect the additional expenses of multi-manager asset allocation and administration.

Other Information	111

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

The Independent Trustees noted that both the total expenses and the advisory fee of the Dolan McEniry Corporate Bond Fund were slightly above the medians of the Fund’s FUSE Peer Group. The Independent Trustees further noted that the net advisory fee for the Fund was in line with the median of the peer group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses and noted that the Advisor had reduced the Fund’s advisory fee by 8 basis points in September 2024.

The Independent Trustees noted that both the total expenses and the advisory fee of the iMGP Berkshire Dividend Growth ETF were slightly above the average of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses.

The Independent Trustees noted that both the total expenses and the advisory fee for the DBi Managed Futures Strategy ETF were slightly above the average of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses.

For each Fund with higher than average total expenses, the Independent Trustees reviewed the categories of expenses contributing to the higher expense ratios of those Funds. The Independent Trustees also agreed that the use of a multi-manager structure is a primary contributor to the relatively higher advisory fees for certain Funds, and noted that the higher advisory fees allow shareholders of the Funds to have access to Sub-Advisors to which they otherwise might not have access and that the higher fees are not unreasonable given the long-term performance results of certain Funds and potential performance results for currently underperforming Funds.

The Independent Trustees also noted the Advisor’s continued willingness to waive fees or reimburse operating expenses to maintain a competitive fee structure for each Fund and to pass through savings from fee breakpoints in any Sub-Advisor’s fee schedule to the applicable Fund’s shareholders. The Independent Trustees further took into account the Fee Waiver Agreement with respect to the Global Select Fund, the International Fund, the High Income Fund, and the Small Company Fund, as most recently amended December 15, 2024. The Independent Trustees also took into account the Operating Expenses Limitation Agreements with respect to the Dolan McEniry Corporate Bond Fund, Global Select Fund, High Income Fund, and Small Company Fund, pursuant to which the Advisor has separately agreed to limit those Funds’ operating expenses for the period through April 30, 2027.

The Independent Trustees noted that the sub-advisory fees payable to the Sub-Advisors are separately negotiated with the Advisor and are paid out of the advisory fees the Advisor receives from the Funds. The Independent Trustees also noted that the fees charged by the Sub-Advisors are discounted relative to the fees the Sub-Advisors charge to their own funds and separately managed accounts, and that the Advisor from time to time attempts to renegotiate lower fees with the Sub-Advisors. Given the existence of arm’s-length bargaining between the Advisor and each Sub-Advisor, even with respect to certain Sub-Advisors that have some degree of joint interest or remote affiliation with the Advisor due to a minority interest of an affiliate of the Advisor in those Sub-Advisors, the Independent Trustees did not engage in an extensive discussion of sub-advisory fees and expenses.

The Independent Trustees further noted the Advisor’s efforts to reduce Fund expenses, including the renegotiation of the Trust’s custodial, transfer agency and administrative fees, which resulted in savings to the Funds.

Based on such review, the Independent Trustees concluded that the advisory fees and the total expenses of the Funds are reasonable in relation to the services the Funds receive from the Advisor and the Sub-Advisors.

4. The Advisor’s financial information

The Independent Trustees reviewed information regarding the Advisor’s costs of managing the Funds and information regarding the profitability of the Advisor. The Independent Trustees also considered the extent to which economies of scale may be realized as each Fund grows and whether advisory fee levels reflect economies of scale if the Funds grow in size. The Independent Trustees also noted that the Advisor had voluntarily forgone profits to subsidize the Funds when they were at lower asset levels.

The Advisor’s Costs and Profitability. The Independent Trustees noted that the Advisor appeared to be providing products that are competitively priced with other funds, especially funds with multiple sub-advisors. The Independent Trustees reviewed the total advisory fees, the amounts paid by the Advisor to the various Sub-Advisors, the general cost of the services provided by the Advisor and the Advisor’s retained portion of the total advisory fee. The Independent Trustees took note of information provided on advisory fees waived by the Advisor, noting that the Advisor had waived substantial advisory fees otherwise payable under the Investment Advisory Agreement over the most recent year, and that the Advisor follows a policy of not charging advisory fees on unallocated cash.

The Independent Trustees also noted that the Advisor to date had not sought recoupment of any advisory fees waived under the Fee Waiver Agreement. The Independent Trustees also considered the Advisor’s continued willingness to invest in staff dedicated to the Funds, including new hires when needed. The Independent Trustees received information that assured them that the Advisor and its parent company were financially sound and able to honor the Advisor’s sponsorship commitments to the Funds and that the Advisor’s expected profits under the Advisory Agreement are in the range of reasonableness for the mutual fund management industry. The Independent Trustees did not engage in an analysis of Fund-by-Fund profitability given the integrated nature of the Advisor’s management of the Funds.

112	Litman Gregory Funds Trust

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

The Independent Trustees did not engage in an extended analysis of Sub-Advisor profitability given the arm’s-length nature of the bargaining between the Advisor and each Sub-Advisor, even with respect to those Sub-Advisors that have some degree of joint interest or remote affiliation with the Advisor as discussed above, and the difficulty in interpreting profitability information with respect to each Sub-Advisor due to, among other factors, the use of disparate accounting conventions, disparate ownership structures, and the fact that many Sub-Advisors managed only a portion of each Fund. The Independent Trustees also reviewed information regarding the structure and manner in which the Advisor’s and the Sub-Advisors’ investment professionals are compensated and how the compensation structures are designed to attract and retain high caliber personnel and to promote the long-term performance of the Funds.

Economies of Scale. The Independent Trustees noted that the Advisor has continued to take steps to reduce expenses of the Funds, including agreeing to amendments to the breakpoints in its fee schedules to provide for higher fee waivers, negotiating favorable terms with service providers and providing certain support services to the Funds on a cost-only basis, which represents a sharing of economies of scale. In addition, the Independent Trustees took note of the investments in the Funds made by other accounts managed by affiliates of the Advisor, which help reduce costs for the Funds by increasing the asset base of the Funds. The Independent Trustees also took favorable note of the Advisor’s efforts to invest in its advisory organization to ensure strong research, analytic, compliance and marketing capabilities.

Ancillary Benefits. The Independent Trustees considered other actual and potential financial benefits to the Advisor, noting that the Advisor does not have any direct affiliates that have a relationship with the Funds. The Independent Trustees are, however, aware that the Advisor’s parent company, iM Global, benefits from having certain Sub-Advisors that are affiliates of that parent company, which could be viewed as providing an indirect benefit to the Advisor and creating a conflict of interest for the Advisor. The consensus of the Independent Trustees is that they would remain attentive to those potential indirect benefits and conflicts of interest.

5. Conclusions

Based on their review, including their non-exclusive consideration of each of the factors referred to above, the Independent Trustees as well as the Board concluded that the Agreements are fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or would receive reasonable value in return for the advisory fees and other amounts paid to the Advisor, and that the renewal or approval, as applicable, of the Agreements would be in the best interests of each Fund and its shareholders. Each of the factors discussed above supported such approval.

Other Information	113

Advisor:

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Distributor:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent:

SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219922

Kansas City, MO 64121-9922

1-800-960-0188

For Overnight Delivery:

iMGP Funds

C/O SS&C Global Investor & Distribution Solutions, Inc.

330 W. 9th Street

Kansas City, MO 64105

Transfer Agent (for iMGP DBi Managed Futures Strategy ETF, and iMGP Berkshire Dividend Growth ETF)

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1

Boston, MA 02114-2016

1-800-960-0188

Investment Professionals:

Registered Investment Advisors, broker/dealers, and other investment professionals may contact Fund Services at 1-925-254-8999.

Prospectus:

To request a current prospectus, statement of additional information, or an IRA application, call
1-800-960-0188.

Shareholder Inquiries:

To request action on your existing account of Non-ETFs, contact the Transfer agent, SS&C Global Investor & Distribution Solutions, Inc., at 1-800-960-0188, from 9:00 a.m. to 6:00 p.m. eastern time, Monday through Friday.

24-Hour Automated Information:

For Non-ETFs: For access to automated reporting of daily prices, account balances and transaction activity, call
1-800-960-0188, 24 hours a day, seven days a week. Please have your Fund number (see below) and account number ready in order to access your account information.

Information:

Fund	Symbol	CUSIP	Fund Number
Global Select Fund	MSEFX	53700T108	305
International Fund	MSILX	53700T207	306
Small Company Fund	PFSVX	53700T850	2965
High Income Fund	MAHIX	53700T876	1478
Dolan McEniry Corporate Bond Fund	IDMIX	53700T777	2967
APA Enhanced Income Municipal Fund	APAMX	53700T678	2969
DBi Managed Futures Strategy ETF	DBMF	53700T827
Berkshire Dividend Growth ETF	BDVG	53700T751

Website:

www.imgpfunds.com

Polen Capital China Growth ETF

Polen Capital Emerging Markets ex-China Growth ETF

Polen Capital Global Growth ETF

Polen Capital International Growth ETF

Certain Form N-CSR Information

June 30, 2025

ii	Litman Gregory Funds Trust

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value

COMMON STOCKS: 95.3%

Communication Services: 23.3%
11,000	Kingsoft Corp. Ltd.	$57,312
2,900	NetEase, Inc.	77,950
2,700	Tencent Holdings Ltd.	173,007
3,199	Tencent Music Entertainment Group - ADR	62,349

		370,618

Consumer Discretionary: 18.6%
4,200	ANTA Sports Products Ltd.	50,561
4,000	BYD Co. Ltd. - Class H	62,421
15,200	Haier Smart Home Co. Ltd. - Class H	43,470
2,900	Meituan - Class B*(a)	46,289
1,350	Trip.com Group Ltd.	78,421
2,100	Zhejiang Supor Co. Ltd. - Class A	15,354

		296,516

Consumer Staples: 2.1%
9,800	By-health Co. Ltd. - Class A	15,373
4,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	18,676

		34,049

Financials: 19.3%
10,200	AIA Group Ltd.	91,476
3,100	Hong Kong Exchanges & Clearing Ltd.	165,387
8,000	Ping An Insurance Group Co. of China Ltd. - Class H	50,803

		307,666

Health Care: 4.6%
58,000	AK Medical Holdings Ltd.(a)	44,258
8,600	Hygeia Healthcare Holdings Co. Ltd.*(a)	16,718
5,200	Sinopharm Group Co. Ltd. - Class H	12,175

		73,151

Industrials: 9.3%
1,800	Contemporary Amperex Technology Co. Ltd. - Class A	63,359
8,300	Hefei Meiya Optoelectronic Technology, Inc. - Class A	19,541
3,300	Shenzhen Inovance Technology Co. Ltd. - Class A	29,737
11,000	SITC International Holdings Co. Ltd.	35,242

		147,879

Information Technology: 5.8%
6,000	Sino Wealth Electronic Ltd. - Class A*	20,280
9,400	Xiaomi Corp. - Class B*(a)	71,788

		92,068

Materials: 2.4%
16,000	Shandong Sinocera Functional Material Co. Ltd. - Class A	38,741

Real Estate: 9.2%
10,600	China Resources Mixc Lifestyle Services Ltd.(a)	51,245
8,000	KE Holdings, Inc. - Class A	48,306
8,900	Link REIT - REIT	47,505

		147,056

Shares		Value

Utilities: 0.7%
4,000	China Resources Gas Group Ltd.	$10,216

TOTAL COMMON STOCKS (Cost $1,208,726)		1,517,960

TOTAL INVESTMENTS(b) (Cost: $1,208,726): 95.3%		1,517,960

Other Assets in Excess of Liabilities: 4.7%		74,325

NET ASSETS: 100.0%		$1,592,285

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	For additional information on China risk, see Notes 8.

The accompanying notes are an integral part of these financial statements.

2	Litman Gregory Funds Trust

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value

COMMON STOCKS: 97.9%

Brazil: 15.1%
50	MercadoLibre, Inc.*	$130,681
6,045	NU Holdings Ltd. - Class A*	82,937
16,900	TOTVS SA	131,383
8,060	WEG SA	63,506

		408,507

Cambodia: 2.9%
172,424	NagaCorp Ltd.*	78,195

India: 11.2%
622	Bajaj Auto Ltd.	60,706
7,127	HDFC Bank Ltd.	166,208
3,983	Infosys Ltd.	74,468

		301,382

Indonesia: 4.4%
137,700	Bank Central Asia Tbk. PT	73,579
154,500	Bank Mandiri Persero Tbk. PT	46,440

		120,019

Italy: 2.5%
4,467	Wizz Air Holdings PLC*(a)	66,808

Japan: 3.4%
4,630	Nexon Co. Ltd.	93,438

Mexico: 4.3%
5,527	Fomento Economico Mexicano SAB de CV - UNIT	56,640
17,897	Wal-Mart de Mexico SAB de CV	58,982

		115,622

Poland: 8.5%
665	Dino Polska SA*(a)	97,021
8,060	InPost SA*	133,756

		230,777

Singapore: 2.9%
138,600	Genting Singapore Ltd.	77,893

South Africa: 10.4%
5,912	Discovery Ltd.	71,670
3,044	Karooooo Ltd.	149,095
4,822	Mr. Price Group Ltd.	60,260

		281,025

South Korea: 2.7%
250	Hugel, Inc.*	71,873

Taiwan: 15.1%
2,912	Accton Technology Corp.	72,770
13,000	E Ink Holdings, Inc.	98,350
6,500	Taiwan Semiconductor Manufacturing Co. Ltd.	235,862

		406,982

United Arab Emirates: 3.1%
51,024	Salik Co. PJSC	84,048

Uruguay: 3.7%
8,738	Dlocal Ltd.	99,089

Shares		Value

Vietnam: 7.7%
18,400	FPT Corp.	$83,263
27,900	Mobile World Investment Corp.*	69,962
17,300	Phu Nhuan Jewelry JSC	55,039

		208,264

TOTAL COMMON STOCKS (Cost $2,527,859)		2,643,922

TOTAL INVESTMENTS (Cost: $2,527,859): 97.9%		2,643,922

Other Assets in Excess of Liabilities: 2.1%		56,603

NET ASSETS: 100.0%		$2,700,525

Percentages are stated as a percent of net assets.

PJSC	Public Joint-Stock Company
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Banks	13.7%
Software	10.4%
Semiconductors & Semiconductor Equipment	8.7%
IT Services	5.9%
Hotels, Restaurants & Leisure	5.8%
Consumer Staples Distribution & Retail	5.8%
Air Freight & Logistics	4.9%
Broadline Retail	4.8%
Specialty Retail	4.8%
Financial Services	3.7%
Electronic Equipment, Instruments & Components	3.7%
Entertainment	3.4%
Transportation Infrastructure	3.1%
Communications Equipment	2.7%
Biotechnology	2.7%
Insurance	2.7%
Passenger Airlines	2.5%
Electrical Equipment	2.3%
Automobiles	2.2%
Beverages	2.1%
Textiles, Apparel & Luxury Goods	2.0%

Total Investments	97.9%
Other Assets in Excess of Liabilities	2.1%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

4	Litman Gregory Funds Trust

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value

COMMON STOCKS: 96.6%

Brazil: 2.6%
1,764	MercadoLibre, Inc.*	$4,610,443

Canada: 5.6%
87,261	Shopify, Inc. - Class A*	10,065,556

France: 1.1%
4,706	L’Oreal SA	2,011,111

Germany: 5.1%
24,907	SAP SE	7,567,483
31,173	Siemens Healthineers AG(a)	1,726,587

		9,294,070

Ireland: 0.9%
5,491	Accenture PLC - Class A	1,641,205

Netherlands: 3.6%
3,528	Adyen NV*(a)	6,470,911

United Kingdom: 1.0%
108,266	Sage Group PLC	1,857,640

United States: 76.7%
54,711	Abbott Laboratories	7,441,243
13,916	Adobe, Inc.*	5,383,822
25,100	Airbnb, Inc. - Class A*	3,321,734
27,463	Alphabet, Inc. - Class C	4,871,662
64,938	Amazon.com, Inc.*	14,246,748
23,518	Aon PLC - Class A	8,390,282
5,295	Automatic Data Processing, Inc.	1,632,978
60,006	CoStar Group, Inc.*	4,824,482
5,764	Eli Lilly & Co.	4,493,211
19,803	ICON PLC*	2,880,346
3,923	IDEXX Laboratories, Inc.*	2,104,062
15,099	MasterCard, Inc. - Class A	8,484,732
20,004	Microsoft Corp.	9,950,190
11,963	MSCI, Inc.	6,899,541
58,658	Oracle Corp.	12,824,398
37,262	Paycom Software, Inc.	8,622,427
2,551	ServiceNow, Inc.*	2,622,632
39,211	Starbucks Corp.	3,592,904
7,827	Thermo Fisher Scientific, Inc.	3,173,535
24,119	Visa, Inc. - Class A	8,563,451
10,772	Willis Towers Watson PLC	3,301,618
21,160	Workday, Inc. - Class A*	5,078,400
37,472	Zoetis, Inc.	5,843,758

		138,548,156

TOTAL COMMON STOCKS (Cost $168,221,388)		174,499,092

Principal Amount		Value

SHORT-TERM INVESTMENTS: 3.4%

REPURCHASE AGREEMENTS: 3.4%
$6,132,000	Fixed Income Clearing Corp. 1.360%, 6/30/2025, due 07/01/2025 [collateral: par value $6,241,200, U.S. Treasury Note, 3.375%, due 09/15/2027, value $6,255,261] (proceeds $6,132,232)	$6,132,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,132,000)		6,132,000

TOTAL INVESTMENTS (Cost: $174,353,388): 100.0%		180,631,092

Liabilities in Excess of Other Assets: (0.0)%		(33,027)

NET ASSETS: 100.0%		$180,598,065

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	5

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software(a)	25.1%
Financial Services	13.0%
Broadline Retail	10.5%
IT Services	6.5%
Insurance	6.4%
Health Care Equipment & Supplies	6.2%
Pharmaceuticals	5.7%
Professional Services	5.7%
Hotels, Restaurants & Leisure	3.8%
Capital Markets	3.8%
Life Sciences Tools & Services	3.4%
Interactive Media & Services	2.7%
Real Estate Management & Development	2.7%
Personal Care Products	1.1%
Short-Term Investments	3.4%

Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%

Net Assets	100.0%

(a)	For additional information on portfolio concentration, see Note 8.

The accompanying notes are an integral part of these financial statements.

6	Litman Gregory Funds Trust

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 96.5%

Brazil: 8.7%
664	MercadoLibre, Inc.*	$1,735,451
52,974	NU Holdings Ltd. - Class A*	726,803

		2,462,254

Canada: 4.2%
10,230	Shopify, Inc. - Class A*	1,180,030

France: 5.0%
18,220	Dassault Systemes SE	658,975
7,884	Teleperformance SE(a)	763,853

		1,422,828

Germany: 13.5%
4,388	Adidas AG	1,022,304
7,450	SAP SE	2,263,530
10,176	Siemens Healthineers AG(b)	563,621

		3,849,455

India: 8.4%
18,551	HDFC Bank Ltd. - ADR	1,422,305
15,991	ICICI Bank Ltd. - ADR	537,937
4,390	MakeMyTrip Ltd.*	430,308

		2,390,550

Japan: 3.7%
5,530	Tokyo Electron Ltd.	1,061,551

Netherlands: 8.2%
622	Adyen NV*(b)	1,140,847
1,503	ASML Holding NV	1,198,644

		2,339,491

Poland: 3.0%
51,262	InPost SA*	850,692

Singapore: 2.0%
3,551	Sea Ltd. - ADR*	567,947

Spain: 1.5%
5,217	Amadeus IT Group SA	438,898

Switzerland: 4.4%
793	Lonza Group AG	564,324
13,322	On Holding AG - Class A*	693,410

		1,257,734

United Kingdom: 7.7%
126,868	Sage Group PLC	2,176,815

United States: 26.2%
5,418	Aon PLC - Class A	1,932,926
7,196	Globant SA*	653,685
5,711	ICON PLC*	830,665
6,334	Medtronic PLC	552,135
2,575	Monday.com Ltd.*	809,786
3,826	Schneider Electric SE	1,016,779
660	Spotify Technology SA*	506,444
3,793	Willis Towers Watson PLC	1,162,554

		7,464,974

TOTAL COMMON STOCKS (Cost $27,436,041)		27,463,219

Shares		Value
SHORT-TERM INVESTMENTS: 4.9%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 2.5%
713,757	State Street Navigator Securities Lending Government Money Market Portfolio, 4.350%(c)(d)	$713,757

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $713,757)		713,757

Principal Amount

REPURCHASE AGREEMENTS: 2.4%
$667,000	Fixed Income Clearing Corp. 1.360%, 6/30/2025, due 07/01/2025 [collateral: par value $678,900, U.S. Treasury Note, 3.375%, due 09/15/2027, value $680,451] (proceeds $667,025)	667,000

TOTAL REPURCHASE AGREEMENTS (Cost $667,000)		667,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,380,757)		1,380,757

TOTAL INVESTMENTS (Cost: $28,816,798): 101.4%		28,843,976

Liabilities in Excess of Other Assets: (1.4)%		(394,257)

NET ASSETS: 100.0%		$28,449,719

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	The rate disclosed is the 7 day net yield as of June 30, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	7

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2025 (Unaudited) (Continued)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	20.7%
Insurance	10.9%
Banks	9.5%
Semiconductors & Semiconductor Equipment	7.9%
IT Services	6.5%
Broadline Retail	6.1%
Textiles, Apparel & Luxury Goods	6.0%
Life Sciences Tools & Services	4.9%
Financial Services	4.0%
Health Care Equipment & Supplies	3.9%
Entertainment	3.8%
Electrical Equipment	3.6%
Hotels, Restaurants & Leisure	3.0%
Air Freight & Logistics	3.0%
Professional Services	2.7%
Short-Term Investments	4.9%

Total Investments	101.4%
Liabilities in Excess of Other Assets	(1.4)%

Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

8	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2025 – (Unaudited)

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
ASSETS:
Investments in securities at cost	$1,208,726	$2,527,859	$168,221,388	$28,149,798
Repurchase agreements at cost	—	—	6,132,000	667,000

Total investments at cost	$1,208,726	$2,527,859	$174,353,388	$28,816,798

Investments in securities at value[1]	$1,517,960	$2,643,922	$174,499,092	$28,176,976
Repurchase agreements at value	—	—	6,132,000	667,000

Total investments at value	$1,517,960	$2,643,922	$180,631,092	$28,843,976

Cash	78,059	15,908	327	807
Cash, denominated in foreign currency (cost of $1,605, $33,299, $51 and $238, respectively)	1,670	33,128	52	245
Receivables:
Securities sold	—	—	—	299,439
Dividends and interest	7,653	5,535	21,557	10,461
Foreign tax reclaims	—	26	53,278	21,662
Advisory reimbursement	—	3,070	—	—

Total Assets	1,605,342	2,701,589	180,706,306	29,176,590

LIABILITIES:
Payables:
Advisory fees	12,722	—	108,241	12,721
Securities purchased	—	—	—	393
Payable for cash collateral from securities loaned (See Note 2)	—	—	—	713,757
Foreign taxes withheld	335	1,064	—	—

Total Liabilities	13,057	1,064	108,241	726,871

NET ASSETS	$1,592,285	$2,700,525	$180,598,065	$28,449,719

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	9

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2025 – (Unaudited) (Continued)

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
Net Assets	$1,592,285	$2,700,525	$180,598,065	$28,449,719
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	125,000	250,000	15,075,000	2,890,000
Net asset value, offering price and redemption price per share	$12.74	$10.80	$11.98	$9.84

COMPONENTS OF NET ASSETS
Paid-in capital	$1,282,418	$2,614,495	$171,227,418	$28,503,641
Accumulated distributable earnings (deficit)	309,867	86,030	9,370,647	(53,922)

Net assets	$1,592,285	$2,700,525	$180,598,065	$28,449,719

[1]	Includes $687,760 of securities on loan in Polen Capital International Growth ETF.

The accompanying notes are an integral part of these financial statements.

10	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2025 – (Unaudited)

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $861, $3,124, $37,605 and $21,079, respectively)	$22,140	$21,841	$684,892	$200,430
Interest	178	—	34,262	7,898
Securities lending income (See Note 2)	—	—	294	192

Total income	22,318	21,841	719,448	208,520

Expenses
Advisory fees	7,343	12,521	700,216	115,482

Total expenses	7,343	12,521	700,216	115,482

Net expenses	7,343	12,521	700,216	115,482

Net investment income	14,975	9,320	19,232	93,038

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	29,367	(29,478)	(9,881,220)	(915,421)
Foreign currency transactions	(106)	(560)	(33,362)	3,345
In-kind redemptions	—	—	14,127,429	1,866,336

Net realized gain (loss)	29,261	(30,038)	4,212,847	954,260

Net change in unrealized appreciation/depreciation on:
Investments	174,510	214,190	(372,612)	930,728
Foreign currency transactions	(270)	14	5,454	2,053

Net change in unrealized appreciation/depreciation	174,240	214,204	(367,158)	932,781

Net realized and unrealized gain (loss) on investments and foreign currency transactions	203,501	184,166	3,845,689	1,887,041

Net increase in net assets resulting from operations	$218,476	$193,486	$3,864,921	$1,980,079

The accompanying notes are an integral part of these financial statements.

Statements of Operations	11

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Polen Capital China Growth ETF		Polen Capital Emerging Markets ex-China Growth ETF
	Six Months Ended June 30, 2025#	Period Ended December 31, 2024*	Six Months Ended June 30, 2025#	Period Ended December 31, 2024**
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income after tax	$14,975	$22,361	$9,320	$1,035
Net realized gain (loss) on investments and foreign currency transactions	29,261	(39,515)	(30,038)	(8,390)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	174,240	135,058	214,204	(98,280)

Net increase (decrease) in net assets resulting from operations	218,476	117,904	193,486	(105,635)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(26,513)	—	(2,600)

Total distributions	—	(26,513)	—	(2,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,781,057	—	2,615,274
Payment for shares redeemed	—	(498,639)	—	—

Net increase in net assets from capital share transactions	—	1,282,418	—	2,615,274

Total increase in net assets	218,476	1,373,809	193,486	2,507,039
NET ASSETS:
Beginning of period	1,373,809	—	2,507,039	—

End of period	$1,592,285	$1,373,809	$2,700,525	$2,507,039

CAPITAL TRANSACTIONS IN SHARES
Sold	—	175,000	—	250,000
Redeemed	—	(50,000)	—	—

Net increase from capital share transactions	—	125,000	—	250,000

#	Unaudited.
*	Commenced operations on March 14, 2024.
**	Commenced operations on September 11, 2024.

The accompanying notes are an integral part of these financial statements.

12	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Polen Capital Global Growth ETF		Polen Capital International Growth ETF
	Six Months Ended June 30, 2025#	Year Ended December 31, 2024	Six Months Ended June 30, 2025#	Period Ended December 31, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income (loss)	$19,232	$(197,118)	$93,038	$94,816
Net realized gain (loss) on investments and foreign currency transactions	4,212,847	6,876,224	954,260	(1,129,978)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(367,158)	4,601,317	932,781	(904,009)

Net increase (decrease) in net assets resulting from operations	3,864,921	11,280,423	1,980,079	(1,939,171)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	—	—	(94,830)

Total distributions	—	—	—	(94,830)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	78,923,345	144,077,495	6,273,036	28,617,445
Payment for shares redeemed	(58,808,908)	(37,075,453)	(6,386,840)	—

Net increase (decrease) in net assets from capital share transactions	20,114,437	107,002,042	(113,804)	28,617,445

Total increase in net assets	23,979,358	118,282,465	1,866,275	26,583,444
NET ASSETS:
Beginning of period	156,618,707	38,336,242	26,583,444	—

End of period	$180,598,065	$156,618,707	$28,449,719	$26,583,444

CAPITAL TRANSACTIONS IN SHARES
Sold	6,745,000	12,875,000	640,000	2,900,000
Redeemed	(4,970,000)	(3,225,000)	(650,000)	—

Net increase (decrease) from capital share transactions	1,775,000	9,650,000	(10,000)	2,900,000

#	Unaudited.
*	Commenced operations on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	13

Polen Capital China Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Period Ended December 31, 2024**
Net asset value, beginning of period	$10.99		$10.00

Income from investment operations:
Net investment income[1]	0.12		0.18

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	1.63		1.02

Total income from investment operations	1.75		1.20

Less distributions:
From net investment income	—		(0.21)

From net realized gains	—		—

Total distributions	—		(0.21)

Net asset value, end of period	$12.74		$10.99

Market price, end of period	$12.79		$10.87

Net asset value total return	15.90	%+	12.00	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,592		$1,374

Ratios of total expenses to average net assets:
Including tax expense and before fees waived	1.00	%*	5.65	%*

Including tax expense and after fees waived	1.00	%*	1.00	%*,2

Ratio of net investment income to average net assets including tax expense and fees waived	2.04	%*	2.08	%*,2

Portfolio turnover rate	15.53	%+	41.06	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
[1]	Calculated based on the average shares outstanding methodology.
[2]

Ratio of total expenses to average net assets including tax expense after fees waived, and ratio of net investment income to average net assets including tax expense and fees waived includes a voluntary waiver of 4.65% and income tax expense of 4.65%.

The accompanying notes are an integral part of these financial statements.

14	Litman Gregory Funds Trust

Polen Capital Emerging Markets ex-China Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Period Ended December 31, 2024**
Net asset value, beginning of period	$10.03		$10.00

Income from investment operations:
Net investment income[1]	0.04		0.00	^

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.73		0.04	[2]

Total income from investment operations	0.77		0.04

Less distributions:
From net investment income	—		(0.01)

From net realized gains	—		—

Total distributions	—		(0.01)

Net asset value, end of period	$10.80		$10.03

Market price, end of period	$10.84		$10.04

Net asset value total return	7.72	%+	0.39	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,701		$2,507

Ratios of total expenses to average net assets:
Before fees waived	1.00	%*	1.00	%*

After fees waived	1.00	%*	1.00	%*

Ratio of net investment income to average net assets	0.74	%*	0.15	%*

Portfolio turnover rate	5.12	%+	7.03	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on September 11, 2024.
^	Amount represents less than $0.01 per share.
[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	15

Polen Capital Global Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Year Ended December 31, 2024	Period Ended December 31, 2023**
Net asset value, beginning of period	$11.78		$10.50	$10.00

Income from investment operations:
Net investment income (loss)[1]	—	^	(0.02)	(0.01)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.20		1.30	0.51

Total income from investment operations	0.20		1.28	0.50

Less distributions:
From net investment income	—		—	—

From net realized gains	—		—	—

Total distributions	—		—	—

Net asset value, end of period	$11.98		$11.78	$10.50

Market price, end of period	$11.97		$11.78	$10.48

Net asset value total return	1.73	%+	12.12%[2]	5.03	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$180,598		$156,619	$38,336

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*	0.85%	0.85	%*

After fees waived	0.85	%*	0.85%	0.85	%*

Ratio of net investment income (loss) to average net assets	0.02	%*	(0.18)%	(0.41	)%*

Portfolio turnover rate	28.53	%+,5	17.61%[4]	3.65	%+,3

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on August 29, 2023.
^	Amount represents less than $0.01 per share.
[1]	Calculated based on the average shares outstanding methodology.
[2]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[3]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 3.65% for the period ended December 31, 2023.

[4]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 49.86% for the year ended December 31, 2024.

[5]	Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 64.99% for the period ended June 30, 2025.

The accompanying notes are an integral part of these financial statements.

16	Litman Gregory Funds Trust

Polen Capital International Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2025#		Period Ended December 31, 2024**
Net asset value, beginning of period	$9.17		$10.00

Income from investment operations:
Net investment income[1]	0.03		0.04

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.64		(0.84)

Total income (loss) from investment operations	0.67		(0.80)

Less distributions:
From net investment income	—		(0.03)

From net realized gains	—		—

Total distributions	—		(0.03)

Net asset value, end of period	$9.84		$9.17

Market price, end of period	$9.86		$9.13

Net asset value total return	7.39	%+	(8.01	)%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$28,450		$26,583

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*	0.85	%*

After fees waived	0.85	%*	0.85	%*

Ratio of net investment income to average net assets	0.68	%*	0.46	%*

Portfolio turnover rate	20.98	%+,3	24.21	%+,2

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
[1]	Calculated based on the average shares outstanding methodology.
[2]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 24.21% for the period ended December 31, 2024.

[3]	Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 44.58% for the period ended June 30, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	17

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited)

Note 1 – Organization

Litman Gregory Funds Trust (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective August 1, 2011, The Masters’ Select Funds Trust changed its name to the Litman Gregory Funds Trust. The Trust consists of twelve separate series. The Polen Capital China Growth ETF, Polen Capital Emerging Markets ex-China Growth ETF, Polen Capital Global Growth ETF and Polen Capital International Growth ETF (together the “Funds”) are the only series included in this report.

The Polen Capital China Growth ETF seeks to achieve long-term growth of capital. The Polen Capital China Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a portfolio of equity securities of Chinese companies that in the opinion of Polen Capital Management, LLC (the “Sub-Advisor”), have a sustainable competitive advantage. The Polen Capital China Growth ETF may also gain exposure to such issuers by investing in depositary receipts including Global Depositary Receipts, American Depositary Receipts and International Depositary Receipts or through variable interest entities. The Polen Capital China Growth ETF invests across the market capitalization spectrum in small, mid-and large capitalization companies. Shares of the Polen Capital China Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital Emerging Markets ex-China Growth ETF seeks to achieve long-term growth of capital. The Polen Capital Emerging Markets ex-China Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a portfolio of common stocks of companies in emerging markets that in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes), at the time of initial purchase, in equity or equity-related securities of issuers that are located in an emerging market country. Equity and equity-related securities include common and preferred stocks and warrants on common stock. Shares of the Polen Capital Emerging Markets ex-China Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital Global Growth ETF seeks to achieve long-term growth of capital. The Polen Capital Global Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital Global Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital Global Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital International Growth ETF seeks to achieve long-term growth of capital. The Polen Capital International Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital International Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital International Growth ETF are listed and traded on the New York Stock Exchange Arca.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the

18	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Sub-Advisors that selected the security for the Funds’ portfolio and iM Global Partner Fund Management, LLC (the “Advisor”) in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the Advisor as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available orwhich may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At June 30, 2025, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Notes to Financial Statements	19

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

At June 30, 2025, Polen Capital Global Growth ETF and Polen Capital International Growth ETF had investments in repurchase agreements with a gross value of $6,132,000 and $667,000, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2025.

D

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At June 30, 2025, securities on loan at value and collateral from securities on loan are listed below:

Fund	Value of securities on loan	Cash Collateral	Non-cash Collateral	Total Collateral
Polen Capital International Growth ETF	$687,760	$713,757	$—	$713,757

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

E

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

F

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

G

Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required. The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years (as applicable) and as of June 30, 2025, and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds’ invest.

20	Litman Gregory Funds Trust

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended June 30, 2025, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statements of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

H

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method.

I

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of June 30, 2025, there were no restricted securities held in the Funds.

J

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

K

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets:

Fund	Contractual Management Rate
Polen Capital China Growth ETF	1.00%
Polen Capital Emerging Markets ex-China Growth ETF	1.00%
Polen Capital Global Growth ETF	0.85%
Polen Capital International Growth ETF	0.85%

Notes to Financial Statements	21

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

The investment advisory fee covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor engages a sub-advisor to manage the Funds and pays the sub-advisor from its advisory fees.

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Transfer Agent, Custodian and Fund Accountant to the Funds.

The Funds’ distributor is ALPS Distributors, Inc. (the “Distributor”).

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds in the Trust reimbursed the Advisor $80,362 for the six months ended June 30, 2025 for the services of the CCO.

During the six months ended June 30, 2025, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $67,500. The Chairperson of the Board was compensated in the amount of $73,750.

Certain officers and Trustees of the Trust are also officers of the Advisor.

Note 4 – Distribution Plan

The Funds issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the six months ended June 30, 2025, excluding short-term investments and in-kind transactions were as follows:

Fund	Purchases	Sales
Polen Capital China Growth ETF	$219,286	$271,499
Polen Capital Emerging Markets ex-China Growth ETF	158,025	126,551
Polen Capital Global Growth ETF	97,915,203	46,248,969
Polen Capital International Growth ETF	11,894,116	5,498,596

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Polen Capital Global Growth ETF	$25,579,493	$59,108,261
Polen Capital International Growth ETF	—	6,184,080

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

22	Litman Gregory Funds Trust

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

The following tables provide the fair value measurements of the Funds’ assets and liabilities by level within the fair value hierarchy for the Funds as of June 30, 2025. These assets and liabilities are measured on a recurring basis.

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,517,960	$—	$—	$1,517,960

Total Equity	1,517,960	—	—	1,517,960

Total Investments in Securities	$1,517,960	$—	$—	$1,517,960

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Emerging Markets ex-China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$408,507	$—	$—	$408,507
Cambodia	78,195	—	—	78,195
India	301,382	—	—	301,382
Indonesia	120,019	—	—	120,019
Italy	66,808	—	—	66,808
Japan	93,438	—	—	93,438
Mexico	115,622	—	—	115,622
Poland	230,777	—	—	230,777
Singapore	77,893	—	—	77,893
South Africa	281,025	—	—	281,025
South Korea	71,873	—	—	71,873
Taiwan	406,982	—	—	406,982
United Arab Emirates	84,048	—	—	84,048
Uruguay	99,089	—	—	99,089
Vietnam	208,264	—	—	208,264

Total Equity	2,643,922	—	—	2,643,922

Total Investments in Securities	$2,643,922	$—	$—	$2,643,922

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$4,610,443	$—	$—	$4,610,443
Canada	10,065,556	—	—	10,065,556
France	2,011,111	—	—	2,011,111
Germany	9,294,070	—	—	9,294,070
Ireland	1,641,205	—	—	1,641,205
Netherlands	6,470,911	—	—	6,470,911
United Kingdom	1,857,640	—	—	1,857,640
United States	138,548,156	—	—	138,548,156

Total Equity	174,499,092	—	—	174,499,092

Short-Term Investments
Repurchase Agreements	—	6,132,000	—	6,132,000

Total Short-Term Investments	—	6,132,000	—	6,132,000

Total Investments in Securities	$174,499,092	$6,132,000	$—	$180,631,092

Notes to Financial Statements	23

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$2,462,254	$—	$—	$2,462,254
Canada	1,180,030	—	—	1,180,030
France	1,422,828	—	—	1,422,828
Germany	3,849,455	—	—	3,849,455
India	2,390,550	—	—	2,390,550
Japan	1,061,551	—	—	1,061,551
Netherlands	2,339,491	—	—	2,339,491
Poland	850,692	—	—	850,692
Singapore	567,947	—	—	567,947
Spain	438,898	—	—	438,898
Switzerland	1,257,734	—	—	1,257,734
United Kingdom	2,176,815	—	—	2,176,815
United States	7,464,974	—	—	7,464,974

Total Equity	27,463,219	—	—	27,463,219

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	713,757	—	—	713,757
Repurchase Agreements	—	667,000	—	667,000

Total Short-Term Investments	713,757	667,000	—	1,380,757

Total Investments in Securities	$28,176,976	$667,000	$—	$28,843,976

Note 7 – Income Taxes and Distributions to Shareholders

As of December 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
Tax cost of Investments	$1,244,129	$2,525,864	$150,259,998	$27,508,795
Gross Tax Unrealized Appreciation	189,290	100,363	14,240,659	1,843,245
Gross Tax Unrealized Depreciation	(67,124)	(198,490)	(7,810,860)	(2,778,444)

Net Tax unrealized appreciation (depreciation) on investments	122,166	(98,127)	6,429,799	(935,199)
Net Tax unrealized appreciation (depreciation) on foreign currency	334	(153)	(991)	(459)

Net Tax unrealized appreciation (depreciation)	122,500	(98,280)	6,428,808	(935,658)

Undistributed Ordinary Income	9,080	—	—	1,189

Undistributed Long-Term Capital Gains	—	—	—	—

Capital Loss Carry Forward	(40,189)	(6,401)	(923,082)	(1,099,532)

Late Year Ordinary Loss Deferral	—	(2,775)	—	—

Other Accumulated Gains	—	—	—	—

Total accumulated gain/(loss)	$91,391	$(107,456)	$5,505,726	$(2,034,001)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and tax adjustments on passive investment companies.

24	Litman Gregory Funds Trust

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

The capital loss carry forwards for each Fund were as follows:

	Polen Capital China Growth ETF	Polen Capital Emerging Markets ex-China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
Capital Loss Carryforwards
Perpetual Short-Term	$(40,189)	$(6,401)	$(923,082)	$(1,099,532)
Perpetual Long-Term	—	—	—	—

Total	$(40,189)	$(6,401)	$(923,082)	$(1,099,532)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year (period) ended December 31, 2024, the following table shows the reclassifications made:

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Polen Capital China Growth ETF*	$—	$—
Polen Capital Emerging Markets ex-China Growth ETF*	779	(779)
Polen Capital Global Growth ETF*	(7,805,446)	7,805,446
Polen Capital International Growth ETF*	—	—

*	The permanent differences primarily relate to distribution in excess, redemption-in-kinds, and net operating losses.

The tax composition of dividends for the six months ended June 30, 2025 and the year (period) ended December 31, 2024 were as follows:

	Six Months Ended June 30, 2025			2024
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Polen Capital China Growth ETF	$—	$—	$—	$26,513	$—	$—
Polen Capital Emerging Markets ex-China Growth ETF	—	—	—	2,600	—	—
Polen Capital Global Growth ETF	—	—	—	—	—	—
Polen Capital International Growth ETF	—	—	—	94,830	—	—

The Funds did not have any unrecognized tax benefits at December 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year (period) ended December 31, 2024. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior year, if any.

Note 8 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

China Risk. This is the risk that the value of the Polen Capital China Growth ETF’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

•

Communications Sector Risk. Companies in the communications sector may be affected by competitive pressures (including innovation by competitors and pricing competition), substantial capital requirements, government regulation, revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and fluctuating demand due to changing consumer tastes and interests.

•

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household

Notes to Financial Statements	25

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

ESG Investing Risk. Because a Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

•	ETF Risk. As a result of the Funds’ ETF’s structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute

26	Litman Gregory Funds Trust

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

Europe Investing Risk. The Polen Capital Global Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There continues to be uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

•

Financial Sector Risk. The Fund may from time to time invest a significant portion of its assets in the financial sector. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in certain markets or adverse investor sentiment.

•

Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasigovernmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

•

Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

Notes to Financial Statements	27

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

•

Investing Through Stock Connects Risk. This is the risk that the Polen Capital China Growth ETF’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose risks to the Polen Capital China Growth ETF and which may restrict the Polen Capital China Growth ETF’s ability to invest in or sell China A and/or China B Shares in a timely manner. Specifically, trading can be affected by market or bank closures, quota limits, and certain pre-delivery and pre-validation requirements, such that the Polen Capital China Growth ETF may not be able to purchase or dispose of its shares in a timely manner. In addition, the Polen Capital China Growth ETF’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Polen Capital China Growth ETF’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Polen Capital Management, LLC’s ability to effectively manage the Polen Capital China Growth ETF’s holdings, including the potential enforcement of equity owner rights.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Japan Investing Risk. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth in Japan is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth of the Japanese economy and adverse economic conditions in the U.S. or other trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events). Other factors, such as the occurrence of natural disasters and relations with neighboring countries (including China, South Korea, North Korea and Russia), may also negatively impact the Japanese economy.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Large-Capitalization Investing Risk. A Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

•

Latin America Investing Risk. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. Similar conditions in the present or future could impact the Fund’s performance. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. Investments in Latin American countries may be subject to currency risks, such as restrictions on the flow of money in and out of a country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund’s investments. Other Latin American investment risks may include inadequate investor protection, less developed regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The governments of many Latin American countries may also exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Securities of companies in Latin American countries may be subject to significant price volatility, which could impact Fund performance.

•	Management Risk. The Funds are actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for a Fund.

•

Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Non-Diversified Fund Risk. Because a Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

•

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

•

Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At June 30, 2025, the Polen Capital Global Growth Fund has 25.1% of its net assets invested in the Software industry of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund’s shares may fall. The value of a Fund’s shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•

U.S. Trade Policy Risk. In the U.S., the Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and

Notes to Financial Statements	29

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact a Fund.

•

Variable Interest Entity Risk. The Polen Capital China Growth ETF may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Polen Capital China Growth ETF) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

Note 9 – New Accounting Pronouncement

In this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (“CODM”) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Funds’ Advisor acts as the Funds’ CODM. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and evaluates performance in accordance with the Funds’ principal investment strategies disclosed in their prospectus. The CODM uses these measures to assess Funds performance and allocate resources effectively. The Funds’ total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Funds performance and to make resource allocation decisions for the Funds’ single segment are consistent with that presented within the Funds’ financial statements.

Note 10 - Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events that require recognition or disclosure in the financial statements.

30	Litman Gregory Funds Trust

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OTHER INFORMATION – (Unaudited)

Board Consideration of and Continuation and Renewal of Advisory Agreements for the Polen Capital ETFs

At an in-person meeting held on June 4, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considered and approved for an additional one-year term through June 30, 2026 (i) the Amended and Restated Investment Advisory Agreement (the “ETF Advisory Agreement”) between the Trust and the Advisor with respect to the Polen Capital Global Growth ETF (the “Global Growth ETF”), the Polen Capital China Growth ETF (the “China Growth ETF”), the Polen Capital Emerging Markets Growth ex-China ETF (the “Emerging Markets Growth ex-China ETF”) and the Polen Capital International Growth ETF (the “International Growth ETF”) (each a “Fund,” and collectively, the “Funds”), and (ii) the investment sub-advisory agreements (the “Investment Sub-Advisory Agreements,” and collectively with the ETF Advisory Agreement, the “Advisory Agreements”) between the Advisor and (a) Polen Capital with respect to the Global Growth ETF; (b) Polen Capital with respect to the China Growth ETF; (c) Polen Capital with respect to the Emerging Markets Growth ETF; and (d) Polen Capital with respect to the International Growth ETF. Because Polen Capital is the Sub-Advisor to each Fund, it is referred to in each instance as the Sub-Advisor.

Prior to the Meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Funds. The materials provided by the Advisor were extensive, including advisory fee and expense comparisons, performance comparisons, Advisor profitability information, and a summary of compliance programs of the Sub-Advisor. In addition, the Independent Trustees discussed the renewal of the Agreements with representatives of the Advisor and were advised by independent counsel on these and other relevant matters.

The Trustees, including the Independent Trustees, also noted that they had received extensive information about, and presentations from, various members of senior management at the Advisor regarding the Funds throughout the year, including, without limitation, information on and/or discussion of the Funds’ and the Sub-Advisor’s investment results; portfolio composition; portfolio trading practices; shareholder services; advisory fees and expense comparisons; the Advisor’s financial condition and profitability; compliance monitoring by the Advisor; the personnel at the Advisor and the Sub-Advisor providing investment management, compliance and other services to the Funds; and the Advisor’s process for selecting the Sub-Advisor for the Funds as well as the Advisor’s ongoing oversight of the Sub-Advisor.

The information provided to the Board at the Meeting, together with the information provided to the Board throughout the year, formed the primary (but not exclusive) basis for the Board’s determinations. The Board did not identify any single issue or particular datum point that, in isolation, would be a controlling factor in its decision to approve or renew the Agreements. Rather, the Board considered the total mix of information provided. The following summary describes the key factors considered by the Independent Trustees (as well as the Board).

1. Nature, extent and quality of services

The Independent Trustees considered the depth and quality of the Advisor’s investment management process, including its sophisticated monitoring and oversight of the Sub-Advisor; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel involved in the day-to-day operations of the Funds; and the overall financial strength and stability of its organization. The Independent Trustees also considered that the Advisor provided personnel to serve as officers of the Trust, including the Trust’s CCO, and that the services of the CCO were provided at a reasonable allocated cost to the Trust. The Independent Trustees discussed the high level of sub-advisor due diligence continually being undertaken by the Advisor. The Independent Trustees also noted the high quality of the non-advisory management services provided by the Advisor, such as responsiveness to shareholder inquiries and requests of the Board, as well as the preparation of high quality shareholder communications and the development of targeted marketing programs for the Funds. In addition, the Independent Trustees noted that, because the Litman Gregory Wealth Management, an affiliate of the Advisor, is a significant shareholder in certain Funds, the Advisor has an additional incentive to ensure that the Funds perform well for the shareholders. The Independent Trustees also noted that the members of senior management of the Advisor as well as many of the Independent Trustees themselves have made significant investments in certain of the Funds.

The Independent Trustees, based on guidance and information provided by the Trust’s CCO, also considered the Advisor’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its adherence to and continual enhancement of those programs; its efforts to keep the Board informed; and its attention dedicated to matters that may involve potential conflicts of interest with a Fund. The Independent Trustees considered the extent and effectiveness of the Advisor’s compliance operations and the Advisor’s oversight of the Sub-Advisor’s and other service providers’ compliance operations.

The Independent Trustees then reviewed various materials relating to the Sub-Advisor, including copies of the Investment Sub-Advisory Agreements; copies of the Form ADV for the Sub-Advisor; information on assets of the Funds managed and fees charged by the Sub-Advisor, as well as the fee levels of other funds managed by the Sub-Advisor; a summary of the compliance programs of the Sub-Advisor; and an oral report by the CCO on the Sub-Advisor’s commitment to compliance. The Independent Trustees also considered the Advisor’s lengthy and extensive due diligence process for selecting and monitoring the Sub-Advisor and the value of goodwill between the Advisor and the Sub-Advisor.

Other Information	31

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OTHER INFORMATION – (Unaudited) – (Continued)

The Independent Trustees concluded that the nature, overall quality, and extent of the services provided and to be provided by the Advisor and the Sub-Advisor are fully satisfactory.

2. Investment results

The Independent Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to peer funds and benchmark indices over various periods ended March 31, 2025. They also considered information regarding the selection, and discussed the appropriateness, of such peer funds and benchmark indices. The Independent Trustees considered the overall performance of the Funds as well as the performance of the Sub-Advisor within each Fund as compared to the Sub-Advisor’s own comparable mutual fund(s) or private fund(s) (if applicable). The Independent Trustees focused on longer-term performance, which they believe is more important than short, isolated periods for purposes of evaluating each Fund’s success in meeting its investment objective.

In particular, the Independent Trustees relied upon, among other information, the FUSE Report. The Independent Trustees noted that FUSE, and not the Advisor, selected the peer funds used in the FUSE Report and that the Advisor had supplemented the FUSE Report with additional performance comparisons.

For the Global Growth ETF, the Independent Trustees compared its investment results to the MSCI ACWI Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the Global Growth ETF underperformed the benchmark for the one-year period and the period since inception but performed above the median of its peer group for the same periods. The Independent Trustees took account of management’s discussion of the Fund’s performance.

For the International Growth ETF, the Independent Trustees compared its investment results to the MSCI ACWI ex-USA Growth Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the International ETF underperformed the benchmark and the median of its peer group for the one-year period and the period since inception. The Independent Trustees took account of management’s discussion of the Fund’s performance.

For the China Growth ETF, the Independent Trustees compared its investment results to the MSCI All Shares Index and the Fund’s FUSE Peer Group. The Independent Trustees noted that the China Growth ETF underperformed the benchmark but performed above the median of its peer group for the one-year period and the period since inception. The Independent Trustees took account of management’s discussion of the Fund’s performance.

The Independent Trustees noted that no performance information was provided for the Emerging Markets ex-China Growth ETF because the Fund had less than one year of performance history.

The Independent Trustees noted that the performance of the Sub-Advisor varies over time and noted and acknowledged the Advisor’s detailed monitoring of the Sub-Advisor’s investment results, and interactions with the Sub-Advisor, particularly if the Sub-Advisor was experiencing periods of underperformance. The Independent Trustees noted and considered the comments by the Advisor with respect to if the Sub-Advisor was underperforming, discussions at Board meetings throughout the year regarding the potential sources of underperformance and actions taken by the Advisor in response to underperformance by the Sub-Advisor. The Independent Trustees considered the Advisor’s process for terminating the Sub-Advisor and noted the Advisor’s continued willingness to terminate the Sub-Advisor if the Advisor determined that the termination would be in the best interest of a Fund and its shareholders. The Independent Trustees also noted and considered the Advisor’s ability to attract and retain high-quality investment managers to serve as the Sub-Advisor to the Funds, as well as the Advisor’s extensive screening process before hiring the Sub-Advisor.

The Trustees noted the difficulty of fairly benchmarking the Funds in terms of performance. Ultimately, the Independent Trustees concluded that the Funds’ overall performance records were satisfactory taking into account the Advisor’s explanation for the periods of underperformance, but the Independent Trustees noted that they will remain attentive to the Advisor’s monitoring of the Sub-Advisor and Funds experiencing on-going underperformance. The Independent Trustees further concluded that the Advisor was applying appropriate discipline and oversight to ensure that each Fund adhered to its stated investment objective and strategies, and the performance and services of the Sub-Advisor supported the decision to renew the Advisory Agreements.

3. Advisory fees and total expenses

The Independent Trustees reviewed the net and gross advisory fees and total expenses of each Fund and compared them with the gross advisory fees and total expenses of funds in the FUSE Report for each Fund, noting that a Fund’s gross advisory fee is the actual advisory fee as reported in the Fund’s most recent annual report. The Independent Trustees noted that the FUSE Peer Group for each Fund was selected independently by FUSE using a selection methodology designed to identify those funds most comparable to each Fund. The Independent Trustees further noted that in selecting the FUSE Peer Group for each Fund, FUSE considered various screening criteria, including, without limitation, fund type, category as determined by FUSE, load/sales charge type, average net assets, and fund attributes. The Independent Trustees then discussed various areas in which the Funds are different from the funds included in the FUSE Peer Groups, such as distribution channels and investment strategies or approaches.

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OTHER INFORMATION – (Unaudited) – (Continued)

The Independent Trustees noted that the components of a Fund’s total expense ratio in the FUSE Report included non-operating costs, including acquired fund fees and interest expense, as applicable.

The Independent Trustees noted that both the total expenses and the advisory fee of the Global Growth ETF were above the average of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses.

The Independent Trustees noted that both the total expenses and the advisory fee of the International Growth ETF were above the average of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses.

The Independent Trustees noted that both the total expenses and the advisory fee of the China Growth ETF were above the average of the Fund’s FUSE Peer Group. The Independent Trustees took account of management’s discussion of the Fund’s fees and expenses.

The Independent Trustees noted that no comparative information on total expenses and advisory fees was provided for the Emerging Markets ex-China Growth ETF because the Fund had less than one year of performance history.

For each Fund with higher than average total expenses, the Independent Trustees reviewed the categories of expenses contributing to the higher expense ratios of those Funds. The Independent Trustees also agreed that the use of a multi-manager structure is a primary contributor to the relatively higher advisory fees for certain Funds, and noted that the higher advisory fees allow shareholders of the Funds to have access to the Sub-Advisor to which they otherwise might not have access and that the higher fees are not unreasonable given the long-term performance results of certain Funds and potential performance results for currently underperforming Funds.

The Independent Trustees also noted the Advisor’s continued willingness to waive fees or reimburse operating expenses to maintain a competitive fee structure for each Fund and to pass through savings from fee breakpoints in the Sub-Advisor’s fee schedule to the applicable Fund’s shareholders.

The Independent Trustees noted that the sub-advisory fees payable to the Sub-Advisor are separately negotiated with the Advisor and are paid out of the advisory fees the Advisor receives from the Funds. The Independent Trustees also noted that the fees charged by the Sub-Advisor are discounted relative to the fees the Sub-Advisor charges to its own funds and separately managed accounts, and that the Advisor from time to time attempts to renegotiate lower fees with the Sub-Advisor. Given the existence of arm’s-length bargaining between the Advisor and the Sub-Advisor, even with respect to if the Sub-Advisor has some degree of joint interest or remote affiliation with the Advisor due to a minority interest of an affiliate of the Advisor in the Sub-Advisor, the Independent Trustees did not engage in an extensive discussion of sub-advisory fees and expenses.

The Independent Trustees further noted the Advisor’s efforts to reduce Fund expenses, including the renegotiation of the Trust’s custodial, transfer agency and administrative fees, which resulted in savings to the Funds.

Based on such review, the Independent Trustees concluded that the advisory fees and the total expenses of the Funds are reasonable in relation to the services the Funds receive from the Advisor and the Sub-Advisor.

4. The Advisor’s financial information

The Independent Trustees reviewed information regarding the Advisor’s costs of managing the Funds and information regarding the profitability of the Advisor. The Independent Trustees also considered the extent to which economies of scale may be realized as each Fund grows and whether advisory fee levels reflect economies of scale if the Funds grow in size. The Independent Trustees also noted that the Advisor had voluntarily forgone profits to subsidize the Funds when they were at lower asset levels.

The Advisor’s Costs and Profitability. The Independent Trustees noted that the Advisor appeared to be providing products that are competitively priced with other funds, especially funds with multiple sub-advisors. The Independent Trustees reviewed the total advisory fees, the amounts paid by the Advisor to the Sub-Advisor, the general cost of the services provided by the Advisor and the Advisor’s retained portion of the total advisory fee. The Independent Trustees took note of information provided on advisory fees waived by the Advisor, noting that the Advisor had waived substantial advisory fees otherwise payable under the Investment Advisory Agreement over the most recent year, and that the Advisor follows a policy of not charging advisory fees on unallocated cash.

The Independent Trustees also considered the Advisor’s continued willingness to invest in staff dedicated to the Funds, including new hires when needed. The Independent Trustees received information that assured them that the Advisor and its parent company were financially sound and able to honor the Advisor’s sponsorship commitments to the Funds and that the Advisor’s expected profits under the Advisory Agreement are in the range of reasonableness for the mutual fund management industry. The Independent Trustees did not engage in an analysis of Fund-by-Fund profitability given the integrated nature of the Advisor’s management of the Funds.

The Independent Trustees did not engage in an extended analysis of Sub-Advisor profitability given the arm’s-length nature of the bargaining between the Advisor and the Sub-Advisor, even with respect to if the Sub-Advisor has some degree of joint interest or remote affiliation with the Advisor as discussed above, and the difficulty in interpreting profitability information with respect to the Sub-Advisor due to, among other factors, the use of disparate accounting conventions, and disparate ownership structures. The Independent Trustees

Other Information	33

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

also reviewed information regarding the structure and manner in which the Advisor’s and the Sub-Advisor’s investment professionals are compensated and how the compensation structures are designed to attract and retain high caliber personnel and to promote the long-term performance of the Funds.

Economies of Scale. The Independent Trustees noted that the Advisor has continued to take steps to reduce expenses of the Funds, including agreeing to amendments to the breakpoints in its fee schedules to provide for higher fee waivers, negotiating favorable terms with service providers and providing certain support services to the Funds on a cost-only basis, which represents a sharing of economies of scale. In addition, the Independent Trustees took note of the investments in the Funds made by other accounts managed by affiliates of the Advisor, which help reduce costs for the Funds by increasing the asset base of the Funds. The Independent Trustees also took favorable note of the Advisor’s efforts to invest in its advisory organization to ensure strong research, analytic, compliance and marketing capabilities.

Ancillary Benefits. The Independent Trustees considered other actual and potential financial benefits to the Advisor, noting that the Advisor does not have any direct affiliates that have a relationship with the Funds. The Independent Trustees are, however, aware that the Advisor’s parent company, iM Global, benefits from the Sub-Advisor being an affiliate of that parent company, which could be viewed as providing an indirect benefit to the Advisor and creating a conflict of interest for the Advisor. The consensus of the Independent Trustees is that they would remain attentive to those potential indirect benefits and conflicts of interest.

5. Conclusions

Based on their review, including their non-exclusive consideration of each of the factors referred to above, the Independent Trustees as well as the Board concluded that the Agreements are fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or would receive reasonable value in return for the advisory fees and other amounts paid to the Advisor, and that the renewal or approval, as applicable, of the Agreements would be in the best interests of each Fund and its shareholders. Each of the factors discussed above supported such approval.

34	Litman Gregory Funds Trust

Investment Adviser

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Investment Sub-Advisor

Polen Capital Management, LLC

1825 NW Corporate Blvd. Suite 300

Boca Raton, FL 33431

Administrator

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Principal Underwriter

ALPS Distributors, Inc.,

1290 Broadway, Suite 1100,

Denver, Colorado 80203

Custodian

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800,

Cleveland, Ohio 44115

Legal Counsel

Paul Hastings LLP,

101 California Street, 48th Floor,

San Francisco, California 94111

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-end Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item 15.

Item 16. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics – Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to open-end investment companies.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
Trustee and President

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
Trustee and President

Date:	September 5, 2025

By:	/s/ John M. Coughlan
John M. Coughlan
Treasurer

Date:	September 5, 2025